Putnam
Asset
Allocation
Funds

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-00

[SCALE LOGO OMITTED]

PERFORMANCE HIGHLIGHTS

Putnam Asset Allocation Funds consist of three portfolios that target investors' various life stages and financial goals.

* Growth Portfolio is designed to seek maximum growth of an investment over time.

Targeted portfolio structure*
----------------------------
Large-cap growth stocks                              25%
Small-cap growth stocks                              15
Value stocks                                         25
International equities                               15
Domestic fixed-income securities                      5
International fixed-income securities                 5
High-yield securities                                 5
Cash and money market securities                      5


* Balanced Portfolio is designed to seek total return for investors in their peak accumulation years.

Targeted portfolio structure*
----------------------------
Large-cap growth stocks                              20%
Small-cap growth stocks                              10
Value stocks                                         20
International equities                               15
Domestic fixed-income securities                     10
International fixed-income securities                10
High-yield securities                                10
Cash and money market securities                      5


* Conservative Portfolio is designed to seek income while protecting the original value of the investment for investors concerned about maintaining their purchasing power.

Targeted portfolio structure*
----------------------------
Large-cap growth stocks                              10%
Small-cap growth stocks                               5
Value stocks                                         10
International equities                               10
Domestic fixed-income securities                     35
International fixed-income securities                15
High-yield securities                                10
Cash and money market securities                      5


* The targeted portfolio represents the ideal allocation of assets among the various investment categories assuming that all security markets are displaying historical tendencies and that no extraordinary opportunities exist within any category.

Allocations in each portfolio will vary over time.


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years during which the global securities markets, the mutual fund industry, and Putnam itself have experienced tremendous growth and change.

As we look to the future, we are certain that the changes will be breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We welcome the challenges that lie ahead and are confident that Putnam and your Board will continue to face those challenges successfully as they have for more than 60 years. We look forward to helping you meet your financial objectives for many years to come.

Respectfully yours,

/S/ JOHN A. HILL            /S/ GEORGE PUTNAM, III

John A. Hill                George Putnam, III
Chairman of the Trustees    President of the Funds
November 15, 2000


REPORT FROM FUND MANAGEMENT

William J. Landes and
the Global Asset
Allocation Team

The 2000 fiscal year for Putnam Asset Allocation Funds, which ended September 30, encompassed several different types of market environments. The second half of the year contrasted significantly with the first in terms of market dominance and investor preferences. Several major market trends reversed during the period, putting the asset allocation strategies we employ to the test. The Conservative, Balanced, and Growth portfolios finished the year with respectable returns not only by seizing opportunities for capital appreciation and income but also by providing defensive measures during market transitions. We believe the results confirm the wisdom of employing a flexible, diversified investment strategy that can respond to ever-changing global markets.

* U.S. MARKET FAVORS CONSERVATIVE INVESTMENTS

Early in the period, the market was narrowly focused on a small number of large-capitalization growth stocks whose valuations became greatly overextended. Feverish capital spending on new technology, combined with significant productivity gains, contributed to a rate of economic growth often characterized as blistering. In an effort to slow the economy and stave off inflation, the Federal Reserve Board continued its series of increases in short-term interest rates. The most recent increase of half a percentage point, authorized in May brought the total of the increases to 1.75 percentage points over a nine-month tightening cycle. Investors, fearful of falling corporate profits, moved assets into defensive sectors. Later in the year, as the effects of Fed policy began to take hold and the economy began to slow, the Fed twice elected to hold rates steady.

In light of mounting evidence of slower economic growth, market sentiment shifted from concerns of an overheating economy and further Fed tightening to anxiety over the impact of high oil prices and the lagging effect of recent rate increases. Overall weakness in technology and telecommunications also caused market concern, following the unprecedented strength of those sectors in earlier quarters. Volatility remained high throughout the year, as investors changed their priorities and sought relatively safer investment alternatives.

Stocks: In response to a severe market correction in March 2000, investors signaled their discontent by shifting assets away from the volatile technology sector and into more defensive areas, including the financial, health-care, utilities, and energy sectors. The market broadened, which is to say that active trading resumed for a large number of stocks and sectors, following a long period when market activity had been narrowly focused on technology stocks. Prices for many stocks fell because of rising interest rates, which diminish business activity.

In the second half of the fiscal year, stocks with attractive valuations and fundamentals, including profitability and positive cash flow, regained favor. Returns for value stocks pulled ahead by a wide margin, while growth stocks had two consecutive quarterly declines. Small- and mid-cap stocks had better returns than their large-cap counterparts due in part to their higher rate of inherent growth, which makes it easier to increase earnings in a slowing economy. The asset allocation funds responded to these changing trends by seeking opportunities among value-oriented sectors, with a slight emphasis on small- and mid-cap stocks. Overall we have changed our slightly negative bias on equities to a more neutral stance.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT WORLD FIXED-INCOME MARKETS]

WORLD FIXED-INCOME MARKETS

Growth of a $10,000 investment

                                                     Salomon Brothers
                First Boston      Lehman Brothers        Non-U.S.
                 High Yield          Aggregate       World Government
Date             Bond Index         Bond Index         Bond Index

9/30/99           10,000              10,000             10,000
10/99              9,951              10,037              9,989
11/99             10,086              10,036              9,852
12/99             10,208               9,988              9,842
1/00              10,168               9,955              9,546
2/00              10,231              10,075              9,397
3/00              10,077              10,208              9,728
4/00              10,062              10,179              9,303
5/00               9,901              10,174              9,398
6/00              10,123              10,385              9,651
7/00              10,218              10,480              9,391
8/00              10,287              10,632              9,243
9/30/00          $10,192             $10,699             $9,214

Footnote reads:
See page 13 for descriptions of the indexes. Past performance is not indicative of future results. This is not intended to represent the returns of any fund. It is not possible to invest directly in an index.


Bonds: Early in the year, while interest rates rose for short- and medium-term bonds, interest rates fell for long-term bonds, resulting in an inverted yield curve. Contributing to this inversion were the heightened demand for safer (investment-grade) securities and the U.S. Treasury Department's announcement of a planned buyback of long-term (30-year) Treasury bonds. Significant demand for these bonds, combined with the reduced supply, drove their prices higher and their yields lower and resulted in significantly better returns than those of other fixed-income sectors. Throughout the period, higher-quality issues continued to outperform lower-quality tiers. High-yield bonds lagged, while mortgage-backed and agency securities fared better.

At midyear, signs of a slowing economy reassured the bond market, while it became less likely that the Fed would continue with its interest-rate increases. Both Treasury bonds and investment-grade corporate bonds outperformed stocks in the final quarter of the fiscal year. Although returns for high-yield corporate bonds were slightly negative, conditions in that sector improved. As we enter into the new fiscal year, we are cautious on bond yields. We believe bond market prices reflect anticipation of a hard-landing scenario (or recession) that in our opinion is not supported by economic facts.

* INTERNATIONAL MARKETS UNDERPERFORM

International equities proved to be a drag on fund performance during the latter half of the fiscal year. Poor performance from international growth stocks and emerging-markets stocks in particular dampened the positive results we achieved from maintaining a value orientation. International bond markets continued to provide lackluster results, and the funds remain underweighted in non-U.S. bonds.

Stocks: Coming into the second half of the year, the portfolios had a small preference for international stocks over domestic stocks. This proved to be a disadvantage, as technology and telecommunications sectors, which lost significant ground in the U.S. during the correction, were even more damaged overseas. Against a backdrop of rising interest rates, fear of a recession weighed heavily on international technology stocks and emerging-markets stocks. Rising energy prices contributed to inflationary fears and prompted further declines in the euro. The decline was halted near the end of the period by an unusual coordinated market intervention by five of the world's central banks. Although the weak euro helped European companies boost market share, it hurt the European profits of U.S. multinational companies. The portfolios, though hedged to varying degrees, were also hurt by a weak euro.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT WORLD EQUITY
MARKETS]

WORLD EQUITY MARKETS

Growth of a $10,000 investment

                                                          Morgan Stanley
                 Standard & Poor's                     Capital International
                [REGISTRATION MARK]    Russell 2000         (MSCI) EAFE
Date                500 Index              Index               Index

9/30/99              10,000                10,000             10,000
10/99                10,633                10,041             10,375
11/99                10,849                10,640             10,735
12/99                11,488                11,844             11,699
1/00                 10,911                11,654             10,955
2/00                 10,704                13,579             11,250
3/00                 11,751                12,684             11,686
4/00                 11,398                11,920             11,071
5/00                 11,164                11,226             10,801
6/00                 11,439                12,204             11,223
7/00                 11,260                11,811             10,753
8/00                 11,960                12,713             10,846
9/30/00             $11,328               $12,339            $10,318

Footnote reads:
See page 13 for descriptions of the indexes. Past performance is not indicative of future results. This is not intended to represent the returns of any fund. It is not possible to invest directly in an index.


In Japan, stocks generally weakened, as the economic recovery remained sluggish and the progress on corporate restructurings stalled. Our outlook for Japan has darkened, since the country's ability to emerge from recession seems increasingly fragile. Nevertheless, a few select Japanese companies are showing excellent trends in profitability and continue to present attractive investment opportunities.

Bonds: The accelerating pace of global economic growth was less beneficial for foreign fixed-income markets. We continued to underweight non-U.S. bonds in our portfolios. European bonds are generally overvalued and thus less attractive than U.S. Treasuries. Large telecom companies are issuing investment-grade bonds to finance the cost of licenses that ensure they will have the frequencies they need to conduct wireless communications. This large supply of quality bonds puts pressure on the high-yield bond markets that must compete for investment dollars.

We believe that as the euro stabilizes, the outlook for European bonds will improve, but for the medium term, we will remain underweighted in these securities. Meanwhile, weakness in the yen points to the possibility of higher interest rates in Japan. This factor along with a glut of debt issues stemming from a high level of government borrowing makes it likely that Japanese bonds will underperform. Emerging-markets bonds had generally impressive returns, although their prices dropped modestly at the end of the period. We maintain a neutral stance on these securities.

* STRATEGY AND OUTLOOK

Continued high levels of productivity growth have helped restrain inflation in the United States. Investment in and implementation of new technologies have enabled a higher rate of growth without sparking inflation. Most of the gains in productivity reflect improvements in old-economy sectors, such as manufacturing, in which benefits are likely to persist. Although economic growth is slowing, the majority of companies reported solid earnings in the second quarter, extending the string of generally solid reports from the first quarter and 1999. Our research suggests that the fundamentals for many of the companies we cover remain stronger than implied current market valuations.

In the United States, we see a favorable climate for continued solid corporate earnings amid slower economic growth. We believe that the market volatility experienced in 2000 is a response to short-term factors rather than the beginning of a sustained bear market. We believe that the worldwide economy has yet to catch up with the consumption and investment boom that has characterized the U.S. economy over the last two decades. Despite cyclical downturns in capital spending for new technology, we believe a higher level of technology investment will prove to be an irreversible long-term phenomenon.

Our quantitative models shifted in May to favor equities over bonds on a global basis. In light of sound valuations, improved fundamentals and the likelihood that the Fed is done raising short-term interest rates, we have increased our allocation to U.S. equities. Among U.S. equities, small-cap stocks are the most attractive. Overseas and at home, we favor companies that are focused on adapting to the new economy, consolidating where appropriate, investing in technology, and aggressively positioning the firms within their own industries.

We maintain a generally positive stance toward Continental Europe. The markets of France, Spain, and Italy are among our favorites, bolstered by healthy economic growth and burgeoning technology and telecommunications sectors. Valuations for Germany's equities have become more attractive after last year's below-average performance. Germany's industrial focus is well suited to the accelerating pace of European economic growth.

We remain cautious on stocks of the United Kingdom in the near term, since rising interest rates and relatively low earnings growth make these equities less attractive than other choices. Despite recent poor performance, we believe the prospects for emerging equity markets remain favorable. We favor Asia (excluding Japan) and particularly South Korea. The region's relatively swift rebound from the economic crisis of 1997-1998 is encouraging and highlights the resilience of these economies. Latin America has shown promise as well with generally solid performance and firmer prices for commodities.

As always, we will continue to diversify across all asset classes, focusing on what we believe are the most promising opportunities for income and growth.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. While these holdings and others discussed in the report were viewed favorably as of 9/30/00, all are subject to review and adjustment in accordance with the funds' investment strategies and may well vary in the future. International investing may include risks such as currency fluctuations, economic instability, and political developments.



PERFORMANCE SUMMARY

* GROWTH PORTFOLIO




TOTAL RETURNS FOR PERIODS ENDED 9/30/00

Change in value during period plus reinvested distributions

                    Class A             Class B          Class C         Class M
(inception dates)   (2/8/94)           (2/16/94)         (9/1/94)        (2/3/95)
                  NAV      POP       NAV      CDSC     NAV     CDSC    NAV      POP
---------------------------------------------------------------------------------------
1 year           12.77%    6.25%    11.98%    6.97%   12.01%  11.00%  12.25%    8.35%
---------------------------------------------------------------------------------------
5 years          97.38    86.10     90.36    88.36    90.31   90.31   92.79    86.10
Annual average   14.57    13.23     13.74    13.50    13.73   13.73   14.03    13.23
---------------------------------------------------------------------------------------
Life of fund    135.78   122.18    124.67   124.67   123.36  123.36  128.07   120.08
Annual average   13.79    12.78     12.96    12.96    12.87   12.87   13.22    12.61
---------------------------------------------------------------------------------------



PRICE AND DISTRIBUTION INFORMATION
12 MONTHS ENDED 9/30/00

                      Class A        Class B       Class C      Class M
Share value         NAV     POP        NAV           NAV      NAV     POP
-----------------------------------------------------------------------------
9/30/99            $14.35  $15.23    $14.12        $14.00    $14.15  $14.66
-----------------------------------------------------------------------------
9/30/00             14.47   15.35     14.21         14.08     14.25   14.77
-----------------------------------------------------------------------------

                                            Capital gains
                           Investment     Long         Short
Distributions     Number     income       term         term      Total
-----------------------------------------------------------------------------
Class A             1        $0.159      $1.247       $0.318    $1.724
-----------------------------------------------------------------------------
Class B             1         0.056       1.247        0.318     1.621
-----------------------------------------------------------------------------
Class C             1         0.056       1.247        0.318     1.621
-----------------------------------------------------------------------------
Class M             1         0.086       1.247        0.318     1.651
-----------------------------------------------------------------------------

Performance data represent past results, are not indicative of future performance, and the life-of-fund data reflect an expense limitation, which was in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PERFORMANCE SUMMARY




* BALANCED PORTFOLIO

TOTAL RETURNS FOR PERIOD ENDED 9/30/00

Change in value during period plus reinvested distributions

                    Class A              Class B           Class C             Class M
(inception dates)   (2/7/94)            (2/11/94)          (9/1/94)            (2/6/95)
                  NAV      POP        NAV      CDSC      NAV     CDSC        NAV      POP
-------------------------------------------------------------------------------------------
1 year           15.88%    9.21%     15.01%   10.01%    14.97%  13.97%      15.33%   11.34%
-------------------------------------------------------------------------------------------
5 years          90.67    79.71      83.71    81.71     83.29   83.29       86.24    79.73
Annual average   13.78    12.44      12.93    12.69     12.88   12.88       13.24    12.44
-------------------------------------------------------------------------------------------
Life of fund    123.05   110.19     112.36   112.36    110.98  110.98      116.39   108.82
Annual average   12.84    11.84      12.01    12.01     11.90   11.90       12.33    11.73
-------------------------------------------------------------------------------------------



PRICE AND DISTRIBUTION INFORMATION
12 MONTHS ENDED 9/30/00

                    Class A      Class B      Class C      Class M
Share value       NAV     POP      NAV          NAV      NAV     POP
----------------------------------------------------------------------
9/30/99         $12.28  $13.03   $12.22       $12.15   $12.26  $12.70
----------------------------------------------------------------------
9/30/00          12.99   13.78    12.92        12.83    12.97   13.44
----------------------------------------------------------------------

                                            Capital gains
                           Investment     Long         Short
Distributions     Number     income       term         term      Total
----------------------------------------------------------------------
Class A             4        $0.258      $0.805       $0.126    $1.189
----------------------------------------------------------------------
Class B             4         0.160       0.805        0.126     1.091
----------------------------------------------------------------------
Class C             4         0.164       0.805        0.126     1.095
----------------------------------------------------------------------
Class M             4         0.193       0.805        0.126     1.124
----------------------------------------------------------------------

Performance data represent past results, are not indicative of future performance, and the life-of-fund data reflect an expense limitation, which was in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PERFORMANCE SUMMARY




* CONSERVATIVE PORTFOLIO

TOTAL RETURNS FOR PERIOD ENDED 9/30/00

Change in value during period plus reinvested distributions

                    Class A           Class B            Class C           Class M
 (inception dates)  (2/7/94)         (2/18/94)           (9/1/94)          (2/7/95)
                  NAV      POP     NAV      CDSC       NAV     CDSC      NAV      POP
---------------------------------------------------------------------------------------
1 year            8.18%    2.00%   7.40%   2.40%       7.39%  6.39%      7.66%    3.86%
---------------------------------------------------------------------------------------
5 years          56.31    47.33   50.91   48.91       50.76  50.76      52.60    47.30
Annual average    9.34     8.06    8.58    8.29        8.56   8.56       8.82     8.05
---------------------------------------------------------------------------------------
Life of fund     75.72    65.60   67.57   67.57       66.90  66.90      70.23    64.27
Annual average    8.86     7.89    8.08    8.08        8.02   8.02       8.34     7.76
---------------------------------------------------------------------------------------



PRICE AND DISTRIBUTION INFORMATION
12 MONTHS ENDED 9/30/00
                      Class A        Class B        Class C       Class M
Share value         NAV     POP        NAV            NAV       NAV     POP
------------------------------------------------------------------------------
9/30/99           $10.40  $11.03     $10.37         $10.34    $10.37  $10.75
------------------------------------------------------------------------------
9/30/00            10.45   11.09      10.42          10.39     10.42   10.80
------------------------------------------------------------------------------

                                            Capital gains
                           Investment     Long         Short
Distributions     Number     income       term         term      Total
----------------------------------------------------------------------
Class A             9        $0.402      $0.295       $0.088    $0.785
----------------------------------------------------------------------
Class B             9         0.324       0.295        0.088     0.707
----------------------------------------------------------------------
Class C             9         0.321       0.295        0.088     0.704
----------------------------------------------------------------------
Class M             9         0.349       0.295        0.088     0.732
----------------------------------------------------------------------

Performance data represent past results, are not indicative of future performance, and the life-of-fund data reflect an expense limitation, which was in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


COMPARATIVE INDEX RETURNS FOR PERIOD ENDED 9/30/00
(Cumulative total returns)

                  Lehman Bros.  Standard    Russell  First Boston  Consumer
                   Aggregate    & Poor's      2000    High Yield    price
                  Bond Index    500 Index    Index    Bond Index    index
----------------------------------------------------------------------------
1 year              6.99%        13.28%     23.39%     1.92%        3.46%
----------------------------------------------------------------------------
5 years            36.80        166.82      79.28     35.09        13.32
Annual average      6.47         21.68      12.38      6.20         2.53
----------------------------------------------------------------------------
Life of fund       48.91        239.28     114.57     49.97        18.74
Annual average      6.16         20.12      12.14      6.27         2.61
----------------------------------------------------------------------------

The performance of each index will differ from that of the funds, assume reinvestment of all distributions, and does not take into account brokerage commissions or other costs. The funds' portfolios contain securities that do not match those in the indexes. Past performance is not indicative of future results.

COMPARATIVE BENCHMARKS

Lehman Brothers Aggregate Bond Index is an unmanaged list consisting of securities from Lehman Brothers Government/ Corporate Bond Index,
Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Russell 2000 Index is an unmanaged list of common stocks that is frequently used as a general performance measure of stocks of small to midsize companies.

First Boston High Yield Bond Index is an unmanaged list of lower-rated, higher-yielding U.S. corporate bonds.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged list of equity securities from Europe, Australasia, and the Far East, with values expressed in U.S. dollars.

Salomon Brothers Non-U.S. World Government Bond Index is an unmanaged list of bonds issued by 10 countries.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 2/8/94

                                                                 S&P 500
          Growth portfolio    Global Growth  Consumer price [REGISTRATION MARK]
Date   class A shares at POP    Index Mix        index             Index

2/8/94        10,000             10,000          10,000            10,000
9/30/94        9,346              9,869          10,219             9,800
9/30/95       11,257             12,005          10,479            12,716
9/30/96       13,367             13,772          10,793            15,301
9/30/97       16,876             17,648          11,033            21,490
9/30/98       15,693             17,943          11,190            23,434
9/30/99       19,703             21,847          11,477            29,949
9/30/00      $22,218            $24,294         $11,874           $33,928

Footnote reads:
The Global Growth Index Mix is a combination of the following indexes: 25% represented by the Russell 1000 Index, 25% by Salomon Smith Barney Primary Market Index World ex US 50% Hedged, 10% by Russell 2000 Index, 10% by Lehman Government Bond Index, 10% by Chase High Yield Developed Index, 10% by Salomon Smith Barney World Government Bond Index ex US 50% Hedged, 5% by Salomon Smith Barney Extended Market Index World ex US 50% Hedged, and 5% by Morgan Stanley Capital International Emerging Markets Free Index, which reflects generally the allocations of the different asset categories of Putnam Asset Allocation:
Growth Portfolio as of 9/30/00.

Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $22,467 and $22,336, respectively and no contingent deferred sales charge would apply; a $10,000 investment in the fund's class M shares would have been valued at $22,807 ($22,008 at public offering price.)


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 2/7/94

       Balanced portfolio                                        S&P 500
     class A shares at POP  Global Balanced  Consumer price [REGISTRATION MARK]
Date     since 2/7/94          Index Mix         index            Index

2/7/94      10,000              10,000          10,000            10,000
9/30/94      9,285               9,893          10,219             9,800
9/30/95     11,024              11,855          10,479            12,716
9/30/96     12,943              13,395          10,793            15,301
9/30/97     16,023              16,548          11,033            21,490
9/30/98     15,223              17,044          11,190            23,434
9/30/99     18,138              20,135          11,477            29,949
9/30/00    $21,019             $22,812         $11,874           $33,928

Footnote reads:
The Global Balanced Index Mix is a combination of the following indexes:
42.5% represented by the Russell 1000 Index, 15% by Lehman Government Bond Index, 10% by Salomon Smith Barney Primary Market Index World ex US hedged, 7.5% by Russell 2000 Index, 7.5% by Lehman Corporate Bond Index, 7.5% by Lehman-Mortgage Index, 5% by Merrill Lynch High Yield BB Rated Index, and 5% by Merrill Lynch All Convertible All Quality Index, which reflects generally the allocations of the different asset categories of Putnam Asset Allocation:
Balanced Portfolio as of 9/30/00.

Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $21,236 and $21,098, respectively and no contigent deferred sales charge would apply; a $10,000 investment in the fund's class M shares would have been valued at $21,639 ($20,882 at public offering price).


Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your funds' class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 2/7/94

                                   Global                    Lehman Brothers
       Conservative portfolio   Conservative  Consumer price    Aggregate
Date   class A shares at POP      Index Mix        index       Bond Index

2/7/94       10,000                10,000         10,000         10,000
9/30/94       9,191                 9,853         10,219          9,543
9/30/95      10,595                11,523         10,479         10,885
9/30/96      11,838                12,587         10,793         11,418
9/30/97      13,881                14,555         11,033         12,527
9/30/98      13,785                15,438         11,190         13,969
9/30/99      15,308                17,056         11,477         13,918
9/30/00     $16,560               $18,698        $11,874        $14,891

Footnote reads:
The Global Conservative Index Mix is a combination of the following indexes:
12.5% represented by the Salomon Smith Barney World Government Bond Index ex US Hedged, 12.5% by Lehman Corporate Bond Index, 12.5% by Lehman-Mortgage Index, 12.5% by Chase High Yield Developed Index, 12.5% by Merrill Lynch High Yield BB Rated Index, 12.5% by Lehman Government Bond Index, 10% by Russell 1000 Index, 10% by Merrill All Convertible All Quality Index, and 5% by Salomon Smith Barney Primary Market Index World ex US Hedged, which reflects generally the allocations of the different asset categories of Putnam Asset
Allocation: Conservative Portfolio as of 9/30/00.

Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $16,757 and $16,690, respectively and no contigent deferred sales charge would apply; a $10,000 investment in the fund's class M shares would have been valued at $17,023 ($16,427 at public offering price).


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS
For the fiscal year ended September 30, 2000

To the Trustees and Shareholders of
Putnam Asset Allocation Funds

In our opinion, the accompanying statements of assets and liabilities, including the funds' portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds (Growth Portfolio, Balanced Portfolio, and Conservative Portfolio) constituting Putnam Asset Allocation Funds (the "trust") at September 30, 2000, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 8, 2000



THE FUND'S PORTFOLIO
September 30, 2000

                                             GROWTH                         BALANCED                      CONSERVATIVE
                                                      68.0%                           58.4%                           14.8%
COMMON STOCKS(a)                     Shares           Value          Shares           Value          Shares           Value
Advertising and Marketing
Services                                               0.4%                            0.3%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Cheil Communications, Inc.
(Korea)                              11,600  $      977,937              --  $           --              --  $           --
DoubleClick, Inc. (NON)                 500          16,000           1,100          35,200              --              --
Engage Technologies, Inc. (NON)       3,800          30,875           8,000          65,000              --              --
FreeShop.com, Inc. (NON)              7,400          20,813          33,500          94,219              --              --
Harte-Hanks, Inc.                    13,800         376,050          21,500         585,875              --              --
Havas Advertising SA (France)       169,688       2,679,608         127,607       2,015,091          13,597         214,715
Interpublic Group Cos., Inc.          2,500          85,156           5,400         183,938              --              --
L90, Inc. (NON)                       9,300          72,075          41,200         319,300              --              --
Lamar Advertising Co. (NON)             300          11,363             600          22,725              --              --
Omnicom Group, Inc.                   1,700         123,994           3,700         269,869              --              --
Publicis SA (France)                 45,050       1,375,112          36,730       1,121,151           3,930         119,960
True North Communications,
Inc.                                 11,300         403,975          17,600         629,200              --              --
WPP Group PLC (United Kingdom)      193,198       2,312,928         190,977       2,286,338          20,300         243,028
Young & Rubicam, Inc.                   800          39,600           1,800          89,100              --              --
                                             --------------                  --------------                  --------------
                                                  8,525,486                       7,717,006                         577,703

Aerospace and Defense                                  0.6%                            0.6%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
AAR Corp.                            65,300         746,869         102,100       1,167,769              --              --
Aeroflex, Inc. (NON)                 13,750         668,594          55,600       2,703,550              --              --
Alliant Techsystems, Inc. (NON)       8,800         722,700          13,700       1,125,113              --              --
Anaren Microwave, Inc. (NON)          2,500         339,063          10,900       1,478,313              --              --
B.F. Goodrich Co. (The)               1,000          39,188           2,100          82,294              --              --
Bae Systems PLC
(United Kingdom)                    159,825         862,208              --              --              --              --
Boeing Co.                           39,600       2,494,800          70,800       4,460,400           6,700         422,100
Empresa Brasileira de
Aeronautica S/A (Brazil)
(NON)                               117,400         897,690              --              --              --              --
Empresa Brasileira de
Aeronautica S/A ADR
(Brazil) (NON)                        1,900          58,900              --              --              --              --
General Dynamics Corp.               17,500       1,099,219          30,300       1,903,219           3,400         213,563
Lockheed Martin Corp.                 3,300         108,768           7,100         234,016              --              --
Newport News Shipbuilding, Inc.      10,100         438,088          15,800         685,325              --              --
Northrop Grumman Corp.                  600          54,525           1,200         109,050              --              --
Primex Technologies, Inc.            28,400         825,375          43,400       1,261,313              --              --
Raytheon Co. Class B                  2,500          71,094           5,400         153,563              --              --
Signal Technology Corp. (NON)         7,760         122,220          34,200         538,650              --              --
Triumph Group, Inc. (NON)            16,300         584,763          26,500         950,688              --              --
United Technologies Corp.             3,500         242,375           7,500         519,375              --              --
                                             --------------                  --------------                  --------------
                                                 10,376,439                      17,372,638                         635,663

Agriculture                                             --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
LESCO, Inc.                          17,600         268,400          26,800         408,700              --              --

Airlines                                               0.1%                            0.1%                             --%
---------------------------------------------------------------------------------------------------------------------------
AMR Corp. (NON)                         400          13,075             800          26,150              --              --
British Airways PLC
(United Kingdom)                      7,900          33,365              --              --              --              --
Cathay Pacific Airways
(Hong Kong)                          47,000          86,203              --              --              --              --
China Eastern Airlines
(China) (NON)                     1,184,000         189,824              --              --              --              --
Continental Airlines, Inc.
(NON)                                   600          27,263           1,200          54,525              --              --
Delta Air Lines, Inc.                   600          26,625           1,200          53,250              --              --
Deutsche Lufthansa AG (Germany)      60,139       1,228,215          65,412       1,335,905           7,007         143,103
FedEx Corp. (NON)                     1,400          62,076           2,900         128,586              --              --
Frontier Airlines, Inc. (NON)        12,400         241,025              --              --              --              --
Midwest Express Holdings, Inc.
(NON)                                16,800         338,100          27,300         549,413              --              --
Southwest Airlines Co.                4,900         118,825          10,400         252,200              --              --
UAL Corp.                               300          12,600             600          25,200              --              --
                                             --------------                  --------------                  --------------
                                                  2,377,196                       2,425,229                         143,103

Automotive                                             0.7%                            0.5%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
ANC Rental Corp. (NON)                  400           2,300             762           4,382              --              --
Autoliv, Inc.                         1,200          23,400           2,500          48,750              --              --
Bayerische Motoren Werke (BMW)
AG (Germany)                         93,971       3,208,277         143,767       4,908,369          15,349         524,032
Borg-Warner Automotive, Inc.         13,600         450,500          21,200         702,250              --              --
CIR-Compagnie Industriali
Riunite SpA (Spain)                 125,100         373,028              --              --              --              --
CLARCOR, Inc.                        31,200         608,400          48,700         949,650              --              --
Carlisle Companies, Inc.             11,900         493,850          18,600         771,900              --              --
DaimlerChrysler AG (Germany)          6,300         280,839              --              --              --              --
Dana Corp.                            2,000          43,000           4,200          90,300              --              --
Delphi Automotive Systems
Corp.                                 4,108          62,134           8,700         131,588              --              --
Ford Motor Co.                       75,184       1,903,084         133,805       3,386,939          13,272         335,942
General Motors Corp.                  5,300         344,500          11,300         734,500              --              --
Gentex Corp. (NON)                      600          15,000           1,200          30,000              --              --
Genuine Parts Co.                     1,300          24,781           2,700          51,469              --              --
Honda Motor Co., Ltd. (Japan)
(NON)                                50,000       1,842,081              --              --              --              --
Hyundai Motor Co., Ltd.
(Korea)                              91,100       1,184,709              --              --              --              --
IMPCO Technologies, Inc. (NON)        7,400         212,750          32,700         940,125              --              --
Midas, Inc.                             800          11,200           1,200          16,800              --              --
TRW, Inc.                             1,000          40,625           2,100          85,313              --              --
Tower Automotive, Inc. (NON)         24,800         232,500          38,900         364,688              --              --
Toyota Motor Corp. (Japan)           22,000         869,573              --              --              --              --
Valeo SA (France)                    30,444       1,319,250              --              --              --              --
Volkswagon AG (Germany)               6,300         289,009              --              --              --              --
Volvo AB Class B (Sweden)             3,200          51,683              --              --              --              --
                                             --------------                  --------------                  --------------
                                                 13,886,473                      13,217,023                         859,974

Banking                                                5.0%                            3.6%                            0.9%
---------------------------------------------------------------------------------------------------------------------------
ABN AMRO Holding NV
(Netherlands)                        84,900       1,977,328              --              --              --              --
AMCORE Financial, Inc.               18,200         357,175          28,400         557,350              --              --
Allied Irish Banks PLC
(Ireland)                            19,200         206,985              --              --              --              --
AmSouth Bancorporation                2,000          25,000           4,200          52,500              --              --
Australia & New Zealand
Banking Group, Ltd.                  75,500         542,729              --              --              --              --
BB&T Corp.                           63,000       1,897,875         109,100       3,286,638          12,900         388,613
BNP Paribas (France)                  9,800         863,691              --              --              --              --
Banca Fideuram SpA (Italy)           29,100         482,121              --              --              --              --
Banca Intesa SpA (Italy)            255,200         983,851         395,596       1,525,107          42,175         162,594
Banca Popolare di Milano
(Italy)                             129,489         803,073              --              --              --              --
Banco Bradesco S/A BRC
(Brazil)                             44,000         364,125               1               6              --              --
Banco de Bilbao Vizcaya (BBV)
(Spain)                              43,910         663,184          83,837       1,266,212           8,907         134,525
Banco Itau S/A (Brazil)               6,950         618,113              --              --              --              --
Banco Santander Central
Hispano SA (Spain)                   16,000         175,593              --              --              --              --
Bank of America Corp.                89,500       4,687,563         159,079       8,331,763          16,100         843,238
Bank of East Asia, Ltd.
(Hong Kong)                         174,000         390,550              --              --              --              --
Bank of New York Company,
Inc.                                  5,900         330,769          12,500         700,781              --              --
Bank of Nova Scotia (Canada)        116,736       3,395,519          88,875       2,585,122              --              --
Bank One Corp.                       10,000         386,250          21,300         822,713              --              --
Bank Polska Kasa Opieki Grupa
Pekao SA (Poland) (NON)              63,700         776,383              --              --              --              --
Bank Sinopac (Taiwan)               544,500         292,162              --              --              --              --
Bank United Corp. Class A            50,600       2,564,788          79,000       4,004,313              --              --
Banknorth Group, Inc.                70,700       1,263,763         111,800       1,998,425              --              --
Barclays PLC (United Kingdom)        61,800       1,709,892              --              --              --              --
Bayerische Vereinsbank AG
(Germany)                             1,600          87,514              --              --              --              --
Bipop-Carire SpA (Italy) (REL)      337,903       2,972,037              --              --              --              --
Centennial Bancorp (NON)             51,660         310,767          84,000         505,313              --              --
Charter One Financial, Inc.          78,960       1,924,650         135,720       3,308,171          16,590         404,381
Chase Manhattan Corp.                49,600       2,290,900          88,890       4,105,607           8,577         396,150
Chinatrust Commercial Bank
(Taiwan) (NON)                      377,480         283,321              --              --              --              --
Citizens Banking Corp.                2,500          57,500           3,900          89,700              --              --
City National Corp.                  22,400         865,200          32,600       1,259,175              --              --
Comerica, Inc.                       44,435       2,596,670          76,770       4,486,247           9,025         527,398
Commerce Asset-Holding Berhad
(Malaysia)                          109,000         256,724              --              --              --              --
Commercial Federal Corp.             27,100         518,288          42,300         808,988              --              --
Commonwealth Bank of
Australia (Australia)                15,800         236,050              --              --              --              --
Community First Bankshares           19,700         345,981          30,600         537,413              --              --
Credit Suisse Group
(Switzerland)                        22,135       4,137,503           9,720       1,816,875           1,020         190,660
Cullen/Frost Bankers, Inc.           20,300         659,750          31,600       1,027,000              --              --
DBS Group Holdings, Ltd.
(Singapore)                         145,069       1,600,945         121,181       1,337,323          12,749         140,695
Deutsche Bank AG (New Zealand)       12,000         995,122              --              --              --              --
Dresdner Bank AG (Germany)           17,915         779,958          25,974       1,130,819           2,772         120,683
Fifth Third Bancorp                   3,300         177,788           6,900         371,738              --              --
First Midwest Bancorp, Inc.          27,300         726,863          42,700       1,136,888              --              --
First Security Corp.                    600           9,788           1,200          19,575              --              --
First Tennessee National Corp.        1,500          30,656           3,100          63,356              --              --
First Union Corp.                     9,600         309,000          20,300         653,406              --              --
Firstar Corp.                        94,368       2,111,484         165,479       3,702,593          18,090         404,764
FleetBoston Financial Corp.          63,143       2,462,577         110,721       4,318,119          12,105         472,095
Greater Bay Bancorp                   4,300         298,581              --              --              --              --
Greenpoint Finanacial Corp.           1,900          56,288           4,000         118,500              --              --
Grupo Financiero Bancomer, SA
de CV (Mexico) (NON)                570,253       2,615,396              --              --              --              --
HSBC Holdings (United Kingdom)       58,400         816,448              --              --              --              --
HSBC Holdings PLC
(United Kingdom)                     45,000         639,826              --              --              --              --
Housing & Commercial Bank
(South Korea)                        19,200         454,601              --              --              --              --
Housing Development Finance
Corporation, Ltd. (India) (NON)      38,600         365,119              --              --              --              --
Hudson United Bancorp                23,900         660,238          37,400       1,033,175              --              --
Huntington Bancshares, Inc.             670           9,841           1,430          21,003              --              --
ICICI Bank, Ltd. ADR (India)
(NON)                                34,500         254,438              --              --              --              --
Imperial Bancorp (NON)               10,700         204,638          16,800         321,300              --              --
Irish Life & Permanent PLC
(Ireland)                            45,896         453,887              --              --              --              --
Keppel Bank (Singapore)             129,363         231,988         231,000         414,255          26,000          46,626
Kookmin Bank 144A GDR
(South Korea)                        24,000         286,278              --              --              --              --
Lloyds TSB Group PLC
(United Kingdom)                     26,000         242,481              --              --              --              --
M & T Bank Corp.                      2,200       1,122,000           3,800       1,938,000             475         242,250
Malayan Banking Berhad               96,000         368,842              --              --              --              --
Mellon Financial Corp.                5,000         231,875          10,600         491,575              --              --
Mitsubishi Bank, Ltd. (Japan)        47,000         555,577              --              --              --              --
Mitsubishi Trust and Banking
Corporation (The) (Japan)            31,000         255,105              --              --              --              --
Morgan (J.P.) & Co., Inc.             1,600         261,400           3,300         539,138              --              --
National Australia Bank, Ltd.
(Australia)                          17,800         245,764              --              --              --              --
National Bank of Canada
(Canada)                             47,100         745,283              --              --              --              --
National City Corp.                   7,700         170,363          16,300         360,638              --              --
National Commerce
Bancorporation                        1,300          25,919           2,700          53,831              --              --
North Fork Bancorporation, Inc.      19,700         426,013          32,300         698,488              --              --
Northern Trust Corp.                    400          35,550             800          71,100              --              --
Overseas-Chinese Banking Corp.
(Singapore)                         171,480       1,084,194         101,650         642,689          11,000          69,548
Overseas Union Bank, Ltd.
(Singapore)                         164,979         768,094              --              --              --              --
PNC Financial Services Group         40,000       2,600,000          70,200       4,563,000           8,000         520,000
Panafon Hellenic Telecom SA
GDR (Greece)                          7,400         370,000              --              --              --              --
Provident Bankshares Corp.           31,100         520,925          48,450         811,538              --              --
Public Bank Berhad (Malaysia)       298,000         221,147              --              --              --              --
Regions Financial Corp.                 800          18,150           1,700          38,569              --              --
Republic Bancorp, Inc.               30,200         286,900          57,900         550,050              --              --
Royal Bank of Scotland Group
PLC (United Kingdom)                204,300       4,311,923         170,094       3,589,977          31,004         654,365
San Paolo-IMI SpA (Italy)            86,412       1,404,206              --              --              --              --
Shinhan Bank (Korea)                 31,100         348,655              --              --              --              --
Silicon Valley Bancshares (NON)      12,300         716,283              --              --              --              --
Societe Generale (France)            13,400         748,891              --              --              --              --
SouthWest Bancorporation of
Texas, Inc. (NON)                    28,500         931,594          44,500       1,454,594              --              --
Sovereign Bancorp, Inc.              23,200         214,600          37,700         348,725              --              --
Sparebanken NOR (Norway)             31,218         758,378              --              --              --              --
Standard Bank Investment
(South Africa)                      188,400         744,096              --              --              --              --
State Street Corp.                    9,400       1,222,000          16,000       2,080,000           1,600         208,000
Sterling Bancshares, Inc.            50,500         770,125          79,000       1,204,750              --              --
Sumitomo Trust & Banking
(Japan)                              16,000         202,907              --              --              --              --
Summit Bancorp                          800          27,600           1,700          58,650              --              --
SunTrust Banks, Inc.                  2,700         134,494           5,800         288,913              --              --
Svenska Handelsbanken (Sweden)       67,900       1,093,114         108,922       1,753,522          24,211         389,770
Synovus Financial Corp.              46,800         991,575          79,965       1,694,258          10,125         214,523
TCF Financial Corp.                   1,100          41,388           2,300          86,538              --              --
Taishin International Bank
(Taiwan) (NON)                      518,700         314,765              --              --              --              --
Thai Farmers Bank Public Co.
(Thailand) (NON)                    433,900         221,220              --              --              --              --
Toronto-Dominion Bank
(Canada)                             58,700       1,724,978          54,750       1,608,902              --              --
Turkiye Garanti Bankasi 144A
(Turkey) (NON)                   34,850,100         298,625              --              --              --              --
U.S. Bancorp                         76,800       1,747,200         132,935       3,024,271          15,600         354,900
UBS AG (Switzerland)                 10,200       1,357,639              --              --              --              --
Uniao de Bancos Brasileiros
S/A GDR (Brazil)                      7,500         247,500              --              --              --              --
United Overseas Bank, Ltd.
(Singapore)                          50,000         359,237              --              --              --              --
United World Chinese
Commercial Bank Corp. (Taiwan)      399,200         254,998              --              --              --              --
Vontobel Holding AG
(Switzerland)                            69         189,271              --              --              --              --
Wachovia Corp.                        2,000         113,375           4,200         238,088              --              --
Washington Federal, Inc.             29,900         680,225          47,000       1,069,250              --              --
Washington Mutual, Inc.              53,134       2,115,397          92,157       3,669,001          10,458         416,359
Webster Financial Corp.              24,100         649,194          37,000         996,688              --              --
Wells Fargo Co.                      67,145       3,084,473         120,300       5,526,281          11,550         530,578
Westpac Banking Corp., Ltd.
(Australia)                          80,200         553,506              --              --              --              --
Wilmington Trust Corp.                  300          16,088             600          32,175              --              --
Yapi ve Kredi Bankasi A.S.
GDR (Turkey)                         43,681         305,767              --              --              --              --
Zions Bancorp                           900          46,027           2,000         102,281              --              --
                                             --------------                  --------------                  --------------
                                                 99,349,981                      97,302,949                       7,832,715

Beverage                                               1.1%                            0.7%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
Al Ahram Beverages Co. GDR 144A
(Egypt) (NON)                        28,200         403,965              --              --              --              --
Anheuser-Busch Cos., Inc.            56,960       2,410,120          99,370       4,204,593          11,050         467,553
Bass PLC (United Kingdom)           137,300       1,349,481              --              --              --              --
Brown-Forman Corp. Class B           10,100         552,975          17,300         947,175           2,200         120,450
Carlsberg A/S (Denmark)              21,809         903,096              --              --              --              --
Coca-Cola Co.                        32,300       1,780,538          61,800       3,406,725           3,400         187,425
Coca-Cola Enterprises, Inc.          80,400       1,281,375         137,200       2,186,625          16,900         269,344
Coca-Cola Femsa SA ADR
(Mexico)                             77,400       1,548,000              --              --              --              --
Companhia de Bebidas das
Americas ADR (Brazil)                69,700       1,542,113              --              --              --              --
Diageo PLC (United Kingdom)         326,436       2,916,546         119,873       1,071,007          12,707         113,531
Fomento Economico Mexicano SA
de CV (Mexico)                      326,805       1,270,389              --              --              --              --
Fortune Brands, Inc.                 75,200       1,992,800         128,700       3,410,550          16,100         426,650
Grupo Modelo SA de CV (Mexico)      283,100         662,696              --              --              --              --
Heineken NV (Netherlands)             5,700         316,798              --              --              --              --
Pepsi Bottling Group, Inc.
(The)                                66,700       2,005,169          86,600       2,603,413          10,900         327,681
PepsiCo, Inc.                        10,500         483,000          22,200       1,021,200              --              --
Robert Mandavi Corp. (The)
(NON)                                10,900         445,538          17,100         698,963              --              --
                                             --------------                  --------------                  --------------
                                                 21,864,599                      19,550,251                       1,912,634

Biotechnology                                          0.7%                            0.9%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
Albany Molecular Research, Inc.
(NON)                                11,000         618,063          20,200       1,134,988              --              --
Alliance Pharmaceutical Corp.
(NON)                                11,800         179,950              --              --              --              --
Amgen, Inc. (NON)                    40,900       2,855,970          70,200       4,901,934           6,600         460,866
Applied Molecular Evolution,
Inc. (NON)                              400          16,050           1,700          68,213              --              --
Aurora Biosciences Corp. (NON)        1,800         122,400              --              --              --              --
Biogen, Inc. (NON)                    1,300          79,300           2,700         164,700              --              --
Cephalon, Inc. (NON)                  5,500         266,750          24,200       1,173,700              --              --
Chiron Corp. (NON)                    1,000          45,000           2,100          94,500              --              --
Connetics Corp. (NON)                17,300         417,363              --              --              --              --
Enzon, Inc. (NON)                     7,500         495,000              --              --              --              --
Genaissance Pharmaceuticals
(NON)                                 1,400          28,963           6,200         128,263              --              --
Genentech, Inc. (NON)                15,100       2,803,881          25,400       4,716,463           2,900         538,494
Genzyme Corp. (NON)                     600          40,913           1,300          88,644              --              --
Human Genome Sciences, Inc.
(NON)                                   200          34,625             400          69,250              --              --
IDEC Pharmaceuticals Corp.
(NON)                                   100          17,536             300          52,608              --              --
IDEXX Laboratories, Inc. (NON)        5,700         152,475          24,900         666,075              --              --
ILEX Oncology, Inc. (NON)             8,500         256,063          14,400         433,800              --              --
Immunex Corp. (NON)                   1,700          73,950           3,700         160,950              --              --
Maxim Pharmaceuticals, Inc.
(NON)                                 2,260         137,295          10,100         613,575              --              --
Medimmune, Inc. (NON)                38,800       2,997,300          64,900       5,013,525           7,500         579,375
Millennium Pharmaceuticals,
Inc. (NON)                            8,500       1,241,531          14,300       2,088,694           1,600         233,700
Myriad Genetics, Inc. (NON)           2,800         241,850              --              --              --              --
Neurocrine Biosciences, Inc.
(NON)                                 8,000         360,000          35,200       1,584,000              --              --
Pharmacopeia, Inc. (NON)              6,400         163,200              --              --              --              --
Regeneration Technologies, Inc.
(NON)                                 7,900          65,175          35,100         289,575              --              --
Sepracor, Inc. (NON)                    400          49,075             800          98,150              --              --
Serologicals Corp. (NON)             39,500         274,031          71,900         498,806              --              --
Triangle Pharmaceuticals, Inc.
(NON)                                22,900         193,219              --              --              --              --
Trimeris, Inc. (NON)                  1,860         130,084           8,300         580,481              --              --
Xoma Ltd. (NON)                      13,700         197,794          60,500         873,469              --              --
                                             --------------                  --------------                  --------------
                                                 14,554,806                      25,494,363                       1,812,435

Broadcasting                                           1.2%                            1.0%                            0.3%
---------------------------------------------------------------------------------------------------------------------------
Ackerly Group, Inc.                   7,900          79,000          34,700         347,000              --              --
Beasley Broadcasting Group,
Inc. (NON)                           12,600         122,063              --              --              --              --
Capital Radio PLC
(United Kingdom)                     31,036         653,665              --              --              --              --
Citadel Communications Corp.
(NON)                                10,600         180,200          46,900         797,300              --              --
Clear Channel Communications,
Inc. (NON)                           27,322       1,543,693          49,646       2,804,999           6,774         382,731
Corus Entertainment, Inc.
(Canada) (NON)                       10,043         287,115              --              --              --              --
Cox Communications, Inc. (NON)        1,100          42,075           2,300          87,975              --              --
Echostar Communications Corp.
Class A (NON)                        45,500       2,400,125          76,000       4,009,000           8,900         469,475
Fuji Television Network, Inc.
(Japan)                                  --              --              --              --               3          38,878
General Motors Corp. Class H
(NON)                                 2,200          81,796           4,600         171,028              --              --
Granada Media PLC 144A
(United Kingdom) (NON)               33,100         220,637          62,800         418,611           7,100          47,327
Granada Media PLC
(United Kingdom) (NON)               10,500          69,991          20,000         133,316           2,300          15,331
Grupo Televisa SA GDR (Mexico)
(NON)                                27,337       1,577,003          20,421       1,178,036              --              --
GWR Group PLC (United Kingdom)       56,480         684,515              --              --              --              --
HIT Entertainment PLC
(United Kingdom)                    107,398         695,256              --              --              --              --
Hispanic Broadcasting Corp.
(NON)                                   400          11,150             800          22,300              --              --
Infinity Broadcasting Corp.
Class A (NON)                         2,600          85,800           5,600         184,800              --              --
Mediaset SpA (Italy)                125,702       1,871,896         186,776       2,781,382          20,328         302,715
News Corp., Ltd. ADR
(Australia)                          58,481       3,278,591          99,964       5,604,232          13,578         761,217
Nippon Broadcasting Systems
(Japan) (NON)                         1,000          55,725              --              --              --              --
Nippon Television Network Corp.
(Japan) (NON)                         4,160       2,391,336           4,980       2,862,705             370         212,691
Pegasus Communications Corp.
(NON)                                10,200         492,788          34,895       1,685,865             182           8,793
RTL Group (Luxembourg)                3,214         348,186              --              --              --              --
Radio One, Inc. Class A (NON)         5,540          46,051          24,000         199,500              --              --
Radio One, Inc. Class D (NON)        11,080          78,253          48,000         339,000              --              --
Regent Communications, Inc.
(NON)                                11,210          62,356          49,600         275,900              --              --
SAGA Communications, Inc.
Class A (NON)                         7,342         121,143          32,300         532,950              --              --
SBS Broadcasting SA
(Luxembourg) (NON)                   11,600         461,825              --              --              --              --
Societe Television Francaise
(France)                             61,934       3,551,481          50,148       2,875,637           5,342         306,326
Spanish Broadcasting System,
Inc. (NON)                            6,614          78,541              --              --           1,600          19,000
TV Azteca SA de CV (Mexico)         723,300         576,127              --              --              --              --
United Global Communications
(NON)                                   800          24,000           1,700          51,000              --              --
Univision Communications, Inc.
Class A (NON)                         1,400          52,325           3,000         112,125              --              --
XM Satellite Radio Holdings,
Inc. Class A (NON)                       --              --              58           2,498              38           1,636
                                             --------------                  --------------                  --------------
                                                 22,224,708                      27,477,159                       2,566,120

Building Materials                                     0.1%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
American Standard Companies,
Inc. (NON)                              400          17,775             800          35,550              --              --
Apogee Enterprises, Inc.             88,100         501,069         137,500         782,031              --              --
Assa Abloy AB Class B, (Sweden)       4,600          83,133              --              --              --              --
Buzzi Unicem SpA (Italy)            114,881         550,320              --              --              --              --
Corporacion Moctezuma, SA de
CV (Mexico)                         201,400         373,319              --              --              --              --
Masco Corp.                           2,000          37,250           4,200          78,225              --              --
Sherwin Williams Co.                  1,100          23,513           2,300          49,163              --              --
Siam Cement Public Company,
Ltd. (The) (Thailand) (NON)          12,600          99,796              --              --              --              --
Southdown, Inc.                         300          21,375             600          42,750              --              --
USG Corp.                               600          15,038           1,200          30,075              --              --
                                             --------------                  --------------                  --------------
                                                  1,722,588                       1,017,794                              --

Cable Television                                       0.1%                            0.2%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
AT&T Corp. -- Liberty Media
Group Class A (NON)                 129,800       2,336,400         220,100       3,961,800          22,400         403,200
Cablevision Systems Corp.
Class A (NON)                         1,200          79,575           3,600         238,725             800          53,050
Comcast Corp. Class A (NON)           6,500         266,094          13,800         564,938              --              --
ValueVision International,
Inc. (NON)                            4,900         123,113          21,700         545,213              --              --
                                             --------------                  --------------                  --------------
                                                  2,805,182                       5,310,676                         456,250

Capital Goods                                          0.1%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Altran Technologies SA
(France)                              5,568       1,174,481              --              --              --              --
Eaton Corp.                             600          36,975           1,300          80,113              --              --
                                             --------------                  --------------                  --------------
                                                  1,211,456                          80,113                              --

Chemicals                                              1.2%                            0.9%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.        1,700          61,200           3,500         126,000              --              --
Airgas, Inc. (NON)                   63,500         432,594          95,900         653,319              --              --
Akzo-Nobel NV (Netherlands)         123,266       5,198,024         113,196       4,773,380          12,031         507,337
Avery Dennison Corp.                  1,400          64,925           2,900         134,488              --              --
BASF AG (Germany)                     3,200         113,063              --              --              --              --
Beijung Yanhua Petrochemical
Company, Ltd. (China)             1,580,000         192,517              --              --              --              --
BOC Group PLC                       172,830       2,286,213         205,795       2,722,277          21,993         290,926
China Merchants Holdings
International Co., Ltd.
(Hong Kong)                         246,000         187,733              --              --              --              --
Clariant AG (Switzerland)               500         144,097              --              --              --              --
Crompton Corp.                       88,700         698,513         140,100       1,103,288              --              --
Delta & Pine Land Co.                28,200         724,388          34,200         878,513              --              --
Dow Chemical Co.                     33,105         825,556          58,485       1,458,470           5,945         148,253
du Pont (E.I.) de Nemours &
Co., Ltd.                            46,718       1,935,877          82,813       3,431,564           8,400         348,075
Eastman Chemical Co.                    700          25,856           1,500          55,406              --              --
Ecolab, Inc.                          1,100          39,669           2,300          82,944              --              --
Engelhard Corp.                      49,800         809,250          85,700       1,392,625          10,400         169,000
Ferro Corp.                          21,200         404,125          33,100         630,969              --              --
Givaudan (Switzerland) (NON)             32           8,287              --              --              --              --
H.B. Fuller Co.                      14,200         408,250          22,100         635,375              --              --
Henkel KGaA (Germany)                15,214         792,020              --              --              --              --
Hercules, Inc.                        1,000          14,125           2,100          29,663              --              --
Minnesota Mining & Manufacturing
Co.                                  15,700       1,430,663          27,800       2,533,275           2,900         264,263
Mississippi Chemical Corp.           48,600         194,400          76,400         305,600              --              --
Nan Ya Plastic Corp. (Taiwan)       284,400         399,668              --              --              --              --
Nippon Sanso Corp. (Japan)
(NON)                               156,000         534,296              --              --              --              --
Omnova Solutions, Inc.               80,800         449,450         125,900         700,319              --              --
PPG Industries, Inc.                 27,400       1,087,438          47,667       1,891,784           5,592         221,933
PolyOne Corp.                       119,300         872,381         187,900       1,374,019              --              --
Praxair, Inc.                         1,600          59,800           3,300         123,338              --              --
Reliance Industries, Ltd.
(India)                              92,200         686,242              --              --              --              --
Rhodia SA (France)                   59,700         648,335              --              --              --              --
Rohm & Haas Co.                         800          23,250           1,700          49,406              --              --
Shin-Etsu Chemical Co. (Japan)       13,000         547,533              --              --              --              --
Taiyo Ink  Manufacturing
(Japan)                               8,140         481,483              --              --              --              --
Teijin, Ltd. (Japan)                200,000         833,102              --              --              --              --
Union Carbide Corp.                     700          26,425           1,500          56,625              --              --
                                             --------------                  --------------                  --------------
                                                 23,640,748                      25,142,647                       1,949,787

Coal                                                    --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Beijing Datang Power Gen. Co.,
Ltd. (China)                      1,176,000         247,366              --              --              --              --

Combined Utilities                                     0.2%                            0.2%                             --%
---------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group           30,300       1,507,425          51,900       2,582,025           6,400         318,400
Korea Electric Power Corp.
(South Korea)                        97,450       2,543,314          59,190       1,544,779              --              --
                                             --------------                  --------------                  --------------
                                                  4,050,739                       4,126,804                         318,400

Commercial and Consumer Services                       0.8%                            0.5%                             --%
---------------------------------------------------------------------------------------------------------------------------
ABM Industries, Inc.                 15,300         415,969          23,900         649,781              --              --
Adecco SA (Switzerland)               1,012         655,926              --              --              --              --
ADVO, Inc. (NON)                     27,500         907,500          24,700         815,100              --              --
Administaff, Inc. (NON)               4,700         355,790              --              --              --              --
Asatsu, Inc. (Japan)                  8,400         287,698          12,100         414,422           1,300          44,525
Avis Europe PLC 144A ADR
(United Kingdom)                    220,867         669,205              --              --              --              --
Banta Corp.                          20,000         487,500          31,200         760,500              --              --
Bowne & Co.                          38,800         378,300          60,300         587,925              --              --
Capita Group PLC
(United Kingdom)                    122,880       1,089,700              --              --              --              --
Cendant Corp. (NON)                   4,700          51,113          10,000         108,750              --              --
Cintas Corp.                            800          34,850           1,750          76,234              --              --
CoStar Group, Inc. (NON)              9,500         351,500          42,100       1,557,700              --              --
Cordiant Communications Group
PLC (United Kingdom)                130,902         503,030              --              --              --              --
Deluxe Corp.                          1,800          36,563           3,900          79,219              --              --
Dun & Bradstreet Corp. (The)            800          27,550           1,700          58,544              --              --
eBay, Inc. (NON)                        400          27,475             800          54,950              --              --
Falck A/S (Denmark)                   5,470         796,018              --              --              --              --
G & K Services, Inc. Class A         22,600         634,213          35,400         993,413              --              --
Galileo International, Inc.             700          10,850           1,500          23,250              --              --
Group 4 Falck A/S (Denmark)             700         101,867              --              --              --              --
H&R Block, Inc.                         600          22,238           1,300          48,181              --              --
Hagemeyer NV (Netherlands)           28,295         751,352              --              --              --              --
Hall, Kinion & Associates, Inc.
(NON)                                14,700         418,031          41,200       1,171,625              --              --
Heidrick & Struggles
International, Inc. (NON)             5,700         292,838              --              --              --              --
Li & Fung, Ltd. (Hong Kong)
(NON)                               196,000         413,534              --              --              --              --
Li & Fung, Ltd 144A.
(Hong Kong) (NON)                    72,000         151,910              --              --              --              --
Macrovision Corp. (NON)               8,700         704,700          28,100       2,276,100              --              --
Manpower, Inc.                          600          19,163           1,300          41,519              --              --
Mosaic Group, Inc. (Canada)
(NON)                                21,900         241,699              --              --              --              --
PC Connection, Inc. (NON)             2,950         168,150              --              --              --              --
ProBusiness Services, Inc.
(NON)                                 4,580         138,545          20,450         618,613              --              --
Professional Detailing, Inc.
(NON)                                 7,510         428,070          29,700       1,692,900              --              --
R. R. Donnelley & Sons Co.              700          17,194           1,500          36,844              --              --
RemedyTemp, Inc. (NON)               23,600         282,094          37,300         445,852              --              --
Robert Half International,
Inc. (NON)                            6,200         215,063           2,200          76,313              --              --
Sabre Group Holdings, Inc.              289           8,363             605          17,507              --              --
Securicor Group PLC
(United Kingdom)                     80,000         165,536              --              --              --              --
Securitas AB, Class B (Sweden)       90,965       1,988,796              --              --              --              --
Semcon AB (Sweden)                   28,976         412,309              --              --              --              --
Serco Group PLC
(United Kingdom)                     80,300         712,100              --              --              --              --
SkillSoft Corp. (NON)                 7,010         128,809          31,000         569,625              --              --
Taylor Nelson Sofres PLC
(United Kingdom)                     52,302         224,177              --              --              --              --
TeleTech Holdings, Inc. (NON)         6,800         168,300              --              --              --              --
Varco International, Inc.
(NON)                                26,000         541,125          40,400         840,825              --              --
Vedior NV (Netherlands)               6,200          90,249              --              --              --              --
                                             --------------                  --------------                  --------------
                                                 16,526,962                      14,015,692                          44,525

Communications Equipment                               3.5%                            3.9%                            1.1%
---------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.
(NON)                                56,000       1,505,875          95,500       2,568,055          10,100         271,595
Advanced Fibre Communications
(NON)                                   700          26,513           1,400          53,025              --              --
Alcatel (France)                     19,900       1,272,794              --              --           9,680         619,128
BreezeCom, Ltd. (Israel) (NON)        9,900         326,081              --              --              --              --
Brocade Communications Systems
(NON)                                17,800       4,200,800          29,650       6,997,400           3,400         802,400
CIENA Corp. (NON)                     2,200         270,188           4,600         564,938              --              --
California Amplifier, Inc.
(NON)                                 5,200         119,600          22,800         524,400              --              --
Ceragon Networks Ltd.
(Israel) (NON)                        5,800         155,875          17,800         478,375              --              --
Cisco Systems, Inc. (NON)           240,600      13,293,150         422,800      23,359,700          37,600       2,077,400
Clarent Corp. (NON)                   2,500          98,438              --              --              --              --
Communications Systems, Inc.         29,300         391,888          45,600         609,900              --              --
Comverse Technology, Inc. (NON)      31,700       3,423,600          53,000       5,724,000           6,200         669,600
Copper Mountain Networks, Inc.
(NON)                                   900          33,750           2,000          75,000              --              --
Corning, Inc.                        15,500       4,603,500          26,700       7,929,900           2,600         772,200
Corsair Communications, Inc.
(NON)                                11,300          88,281              --              --              --              --
DMC Stratex Networks, Inc.
(NON)                                 4,900          78,706              --              --              --              --
Extreme Networks, Inc. (NON)          1,200         137,400           2,500         286,250              --              --
Foundry Networks, Inc. (NON)            900          60,244           2,000         133,875              --              --
Gilat Satellite Networks, Ltd.
(Israel) (NON)                        6,300         484,313              --              --              --              --
IFR Systems, Inc. (NON)               8,000          40,000          12,400          62,000              --              --
Juniper Networks, Inc. (NON)         19,100       4,181,706          32,100       7,027,894           3,600         788,175
Lightbridge, Inc. (NON)              10,000         116,250              --              --              --              --
Lucent Technologies, Inc.            23,300         712,106          49,400       1,509,788              --              --
Marconi PLC (United Kingdom)             --              --              --              --          10,315         141,022
Matsushita Communication (Japan)      1,000         135,240              --              --              --              --
NICE Systems, Ltd. ADR (Israel)
(NON)                                11,050         795,600              --              --              --              --
Natural Microsystems Corp.
(NON)                                19,300       1,038,280          54,000       2,905,031              --              --
Netro Corp. (NON)                     4,100         242,925              --              --              --              --
Nokia OYJ AB Class A (Finland)      268,474      10,876,049         299,162      12,119,239          31,944       1,294,071
Nortel Networks Corp. (Canada)       71,462       4,292,661         109,008       6,548,017              --              --
Novell, Inc. (NON)                    2,400          23,850           5,000          49,688              --              --
Packeteer, Inc. (NON)                 3,000         113,813              --              --              --              --
Performance Technologies, Inc.
(NON)                                44,400         624,375          78,900       1,109,531              --              --
Plantronics, Inc. (NON)               9,000         342,000              --              --              --              --
Polycom, Inc. (NON)                     300          20,091             600          40,181              --              --
Powerwave Technologies, Inc.
(NON)                                 6,400         243,000          16,200         615,094              --              --
Proxim, Inc. (NON)                    7,900         351,550          35,200       1,566,400              --              --
QUALCOMM, Inc. (NON)                 35,800       2,550,750          62,100       4,424,625           6,100         434,625
Redback Networks, Inc. (NON)         29,600       4,854,400          49,400       8,101,600           5,800         951,200
Scientific-Atlanta, Inc.              1,500          95,438           3,100         197,238              --              --
SeaChange International, Inc. (NON)   7,370         245,974          32,600       1,088,025              --              --
SpectraLink Corp. (NON)               7,300          68,894          32,000         302,000              --              --
Superior TeleCom, Inc.               45,700         274,200          71,300         427,800              --              --
Tekelec (NON)                         3,700         121,638              --              --              --              --
Telefonaktiebolaget LM Ericsson
Class B, (Sweden)                   164,075       2,496,571         163,043       2,480,868          17,436         265,307
Teleste OYJ (Finland)                25,188         777,730              --              --              --              --
Tellabs, Inc. (NON)                   2,500         119,375           5,400         257,850              --              --
Terayon Communications Systems,
Inc. (NON)                            2,700          91,631              --              --              --              --
Tollgrade Communications, Inc. (NON)  8,660       1,202,116          27,400       3,803,463              --              --
Tut Systems, Inc. (NON)               3,300         284,831              --              --              --              --
Videsh Sanchar Nigam, Ltd. GDR
(India)                              17,700         143,813              --              --              --              --
Westell Technologies, Inc. (NON)     13,600         175,100          60,100         773,788              --              --
                                             --------------                  --------------                  --------------
                                                 68,222,953                     104,714,938                       9,086,723

Computers                                              2.6%                            2.4%                            0.6%
---------------------------------------------------------------------------------------------------------------------------
3Com Corp. (NON)                      2,400          46,050           5,000          95,938              --              --
Adaptec, Inc. (NON)                   1,600          32,000           3,400          68,000              --              --
AdvantGo, Inc. (NON)                  1,800          36,000           7,600         152,000              --              --
Apple Computer, Inc. (NON)            2,400          61,800           5,300         136,475              --              --
Ariba, Inc. (NON)                     8,400       1,203,431          14,400       2,063,025           1,500         214,898
Aspen Technology, Inc. (NON)          6,600         297,825              --              --              --              --
Asustek Computer, Inc. GDR (Taiwan)  39,880         211,437              --              --              --              --
BARRA, Inc. (NON)                     5,900         366,169              --              --              --              --
Cabletron Systems, Inc. (NON)         2,100          61,688           5,800         170,375              --              --
Cadence Design Systems, Inc. (NON)    1,600          41,100           3,300          84,769              --              --
Cognex Corp. (NON)                    5,900         232,681              --              --              --              --
Compaq Computer Corp.                12,600         347,508          26,800         739,144              --              --
Comptel OYJ (Finland)                34,081         526,761              --              --              --              --
Dassault Systemes SA (France)         6,390         519,473              --              --              --              --
Dell Computer Corp. (NON)            15,800         486,838          33,500       1,032,219              --              --
Digital Island (NON)                  7,800         146,250              --              --              --              --
EMC Corp. (NON)                      72,900       7,226,213         126,700      12,559,138          11,300       1,120,113
Electronics for Imaging, Inc. (NON)     900          22,725           2,000          50,500              --              --
Eyretel PLC (United Kingdom) (NON)   70,786         219,706              --              --              --              --
Eyretel PLC 144A (United Kingdom)
(NON)                                93,500         290,205              --              --              --              --
Fujitsu, Ltd. (Japan) (NON)         257,300       5,978,182         177,300       4,119,439          18,900         439,128
Gateway, Inc. (NON)                   1,700          79,475           3,700         172,975              --              --
Gerber Scientific, Inc.              38,700         333,788          60,300         520,088              --              --
Hewlett-Packard Co.                  21,900       2,124,300          40,300       3,909,100           3,300         320,100
Hitachi, Ltd. (Japan)                47,000         545,571              --              --              --              --
I-Manny, Inc. (NON)                   2,000          39,875           8,800         175,450              --              --
IBM Corp.                            28,300       3,183,750          53,700       6,041,250           3,300         371,250
InFocus Corp. (NON)                   4,000         212,000              --              --              --              --
Inktomi Corp. (NON)                   8,900       1,014,600          14,800       1,687,200           1,700         193,800
Lexmark International Group, Inc.
Class A (NON)                         1,100          41,250           2,300          86,250              --              --
Liberate Technologies (NON)           1,400          40,513           3,000          86,813              --              --
M-Systems Flash Disk Pioneers, Ltd.
(Israel) (NON)                       20,200         771,388              --              --              --              --
MMC Networks, Inc. (NON)              3,200         404,800              --              --              --              --
MRV Communications, Inc. (NON)        5,600         253,750              --              --              --              --
Manhattan Associates, Inc. (NON)     10,900         667,625          18,000       1,102,500              --              --
Maxtor Corp. (NON)                   28,800         302,400              --              --              --              --
McAfee.com Corp. (NON)                3,600          53,550          15,900         236,513              --              --
Mentor Graphics Corp. (NON)          43,500       1,024,969          47,900       1,128,644              --              --
NCR Corp. (NON)                         800          30,250           1,700          64,281              --              --
NEC Corp. (Japan) (NON)             222,082       5,046,851         225,985       5,135,547          24,000         545,404
Network Appliance, Inc. (NON)        14,500       1,846,938          25,300       3,222,588           2,400         305,700
Niku Corp. (NON)                      4,900         119,438              --              --              --              --
Palm, Inc. (NON)                      4,456         235,890           9,416         498,460              --              --
Parametric Technology Corp. (NON)     3,700          40,469           7,800          85,313              --              --
Psion PLC (United Kingdom)           29,787         325,786              --              --              --              --
Quantum Corp. (NON)                   3,900          58,744           8,200         123,513              --              --
RealNetworks, Inc. (NON)                700          27,825           1,400          55,650              --              --
S1 Corp. (NON)                          500           5,969           1,000          11,938              --              --
Satyam Computer Services, Ltd.
(India) (NON)                        26,500         280,515              --              --              --              --
SERENA Software, Inc. (NON)           5,950         274,072              --              --              --              --
Seagate Technology, Inc. (NON)        1,800         124,200           3,900         269,100              --              --
Sharp Corp. (Japan)                  31,400         485,984              --              --              --              --
SonicWall, Inc. (NON)                 5,200         148,200              --              --              --              --
Sun Microsystems, Inc. (NON)         49,000       5,720,750          87,000      10,157,250           7,500         875,625
Sycamore Networks, Inc. (NON)           600          64,800           1,200         129,600              --              --
Symantec Corp. (NON)                  8,800         387,200           1,800          79,200              --              --
Synopsys, Inc. (NON)                  1,400          53,025           2,900         109,838              --              --
TIBCO Software, Inc. (NON)            1,400         118,213           2,880         243,180              --              --
Telecommunication Systems, Inc.
(NON)                                 5,300         101,363          23,600         451,350              --              --
Toshiba Corp. (Japan)               171,000       1,378,700              --              --              --              --
Universal Electronics, Inc. (NON)     8,510         205,836          37,400         904,613              --              --
VeriSign, Inc. (NON)                 20,700       4,193,044          35,000       7,089,688           3,800         769,738
Vertel Corp. (NON)                    8,320          76,960          36,900         341,325              --              --
Western Digital Corp. (NON)          37,900         222,663              --              --              --              --
Wipro Corp., Inc. (India)             1,800         103,894              --              --              --              --
                                             --------------                  --------------                  --------------
                                                 51,125,225                      65,390,239                       5,155,756

Conglomerates                                          1.8%                            1.8%                            0.6%
---------------------------------------------------------------------------------------------------------------------------
Aegis Group PLC (United Kingdom)    295,859         638,428         231,564         499,687          24,566          53,010
Alfa SA de CV Class A, (Mexico)      88,500         185,793              --              --              --              --
Autonation, Inc. (NON)                3,900          23,400           6,500          39,000              --              --
Berkshire Hathaway, Inc. (NON)        1,100       2,277,000           1,900       3,933,000             300         621,000
Canadian Pacific, Ltd.               30,300         787,667              --              --              --              --
Citic Pacific, Ltd. (Hong Kong)      97,000         418,023              --              --              --              --
Cookson Group PLC (United Kingdom)  255,861         716,618              --              --              --              --
Cooper Industries, Inc.              31,000       1,092,750          53,300       1,878,825           6,600         232,650
Dogan Sirketler Grubu Holding A.S.
(Turkey)                         22,331,000         419,629              --              --              --              --
GenCorp., Inc.                       96,900         787,313         151,600       1,231,750              --              --
General Electric Co.                234,600      13,533,488         417,500      24,084,531          32,400       1,869,075
Grupo Carso S.A. de CV (Mexico)
(NON)                               133,500         396,640              --              --              --              --
Honeywell International, Inc.        33,765       1,202,878          60,045       2,139,103           6,000         213,750
Hutchison Whampoa, Ltd. (Hong Kong)  34,100         452,672              --              --              --              --
IOI Corporation Berhad (Malaysia)   268,000         204,526              --              --              --              --
Internatio-Muller NV (Netherlands)   24,677         485,472              --              --              --              --
Investor AB (Sweden)                247,951       3,515,300         379,111       5,374,808          40,609         575,730
Mitsui Fudoscan Co., Ltd. (Japan)
(NON)                                47,000         293,668              --              --              --              --
Norsk Hydro ASA (Norway)              8,600         360,043              --              --              --              --
Peninsular and Oriental Steam
Navigation Co. (United Kingdom)      20,500         180,279              --              --              --              --
Remgro, Ltd. (South Africa) (NON)    50,200         296,706              --              --              --              --
Smiths Industries PLC
(United Kingdom)                    198,543       2,058,528          68,730         712,604           7,325          75,947
Sumitomo Corp. (Japan)               87,200         757,138         163,100       1,416,160          17,600         152,817
Textron, Inc.                           600          27,675           1,200          55,350              --              --
Tomkins PLC (United Kingdom)         65,000         158,516              --              --              --              --
Tyco International, Ltd.             73,300       3,802,438         119,300       6,188,688          14,800         767,750
Venfin Ltd. (South Africa)           50,200         175,658              --              --              --              --
Vivendi SA (France)                   4,500         334,266              --              --           7,388         548,790
                                             --------------                  --------------                  --------------
                                                 35,582,512                      47,553,506                       5,110,519

Construction                                           0.4%                            0.2%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
CRH PLC (Ireland)                   161,824       2,575,411         214,062       3,406,773          22,850         363,655
CSR, Ltd. (Australia)               447,940         983,700          76,900         168,877           8,900          19,545
Cemex SA de CV ADR (Mexico)          31,785         637,687              --              --              --              --
Hanson PLC (United Kingdom)         168,605         939,477              --              --              --              --
Lafarge Coppee (France)              32,360       2,226,743          33,291       2,290,807           3,554         244,556
                                             --------------                  --------------                  --------------
                                                  7,363,018                       5,866,457                         627,756

Consumer Cyclicals                                     0.3%                            0.2%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Harman International Industries,
Inc.                                  8,700         340,170              --              --              --              --
Matsushita Electric Industrial Co.
(Japan) (NON)                        47,000       1,231,232              --              --              --              --
Sony Corp. (Japan)                   35,600       3,611,737          45,500       4,616,125           4,900         497,121
                                             --------------                  --------------                  --------------
                                                  5,183,139                       4,616,125                         497,121

Consumer Finance                                       0.4%                            0.2%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Acom Co., Ltd. (Japan)                4,000         333,241              --              --              --              --
Aiful Corp. (Japan)                  18,875       1,817,088              --              --              --              --
AmeriCredit Corp. (NON)              21,500         619,469          10,300         296,769              --              --
Capital One Financial Corp.           1,700         119,106           3,500         245,219              --              --
Countrywide Credit Industries, Inc.     600          22,650           1,300          49,075              --              --
Household International, Inc.        50,800       2,876,550          88,800       5,028,300           9,970         564,551
MBNA Corp.                            6,000         231,000          12,800         492,800              --              --
Metris Companies, Inc.               12,200         481,900              --              --              --              --
Promise Co., Ltd. (Japan)            18,700       1,445,386              --              --              --              --
Providian Financial Corp.             1,500         190,500           3,100         393,700              --              --
Theta Group, Ltd. (South Africa)
(NON)                               131,100         118,092              --              --              --              --
                                             --------------                  --------------                  --------------
                                                  8,254,982                       6,505,863                         564,551

Consumer Goods                                         0.5%                            0.4%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
AptarGroup, Inc.                     28,000         670,250          43,200       1,034,100              --              --
Avon Products, Inc.                   1,700          69,488           3,700         151,238              --              --
Beiersdorf AG (Germany)               1,000          93,954              --              --              --              --
Clorox Co.                            1,200          47,475           2,500          98,906              --              --
Colgate-Palmolive Co.                 4,800         226,560          10,200         481,440              --              --
Dial Corp. (The)                     18,000         209,250          28,000         325,500              --              --
Estee Lauder Cos. Class A             1,100          40,288          20,600         754,475           2,300          84,238
Gillette Co.                          6,400         197,600          13,600         419,900              --              --
Hindustan Lever, Ltd. (India) (NON)  95,000         430,627              --              --              --              --
International Flavors & Fragrances,
Inc.                                  1,000          18,250           2,100          38,325              --              --
KAO Corp. (Japan)                    16,000         436,916              --              --              --              --
Kimberly-Clark Corp.                 31,100       1,735,769          55,300       3,086,431           5,600         312,550
L'Oreal SA (France)                  31,450       2,440,189              --              --              --              --
Lancaster Colony Corp.               21,700         533,006          33,800         830,213              --              --
Oneida, Ltd.                         13,700         190,088          21,300         295,538              --              --
Procter & Gamble Co.                  8,800         589,600          18,600       1,246,200              --              --
Shiseido Co., Ltd. (Japan) (NON)    168,000       2,086,976         113,000       1,403,740          12,000         149,070
Yankee Candle Company, Inc. (The)
(NON)                                11,560         232,645          44,800         901,600              --              --
                                             --------------                  --------------                  --------------
                                                 10,248,931                      11,067,606                         545,858

Consumer Services                                       --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
HotJobs.com Ltd. (NON)                8,500         145,031              --              --              --              --
Hotel Reservations Network, Inc.
Class A (NON)                         5,600         205,100          24,600         900,975              --              --
Ipsos (France)                        1,336         154,399              --              --              --              --
Multex.com, Inc. (NON)                6,800         116,450          29,900         512,038              --              --
Register.com (NON)                   11,200         106,400              --              --              --              --
TMP Worldwide, Inc. (NON)               400          32,200             800          64,400              --              --
VerticalNet, Inc. (NON)               1,100          38,638           2,400          84,300              --              --
                                             --------------                  --------------                  --------------
                                                    798,218                       1,561,713                              --

Distribution                                           0.1%                            0.2%                             --%
---------------------------------------------------------------------------------------------------------------------------
Performance Food Group Co. (NON)     24,600         925,575          31,000       1,166,375              --              --
SYSCO Corp.                          40,800       1,889,550          70,700       3,274,294           8,270         383,004
                                             --------------                  --------------                  --------------
                                                  2,815,125                       4,440,669                         383,004

Electric Utilities                                     1.6%                            1.3%                            0.4%
---------------------------------------------------------------------------------------------------------------------------
ACEA SpA (Italy)                     31,313         437,017              --              --              --              --
AES Corp. (NON)                       2,400         164,400           5,000         342,500              --              --
American Electric Power                 440          17,215           1,020          39,908              --              --
CP&L, Inc.                           44,200       1,842,588          76,800       3,201,600           8,900         371,019
Calpine Corp. (NON)                     900          93,938           2,000         208,750              --              --
Chubu Electric Power, Inc. (Japan)   15,800         255,947              --              --              --              --
CiNergy Corp.                        36,600       1,210,088          63,120       2,086,905           7,600         251,275
Citizens Communications Co. (NON)     1,100          14,781           2,300          30,906              --              --
Consolidated Edison, Inc.             2,500          85,313           5,200         177,450              --              --
DPL, Inc.                            61,382       1,826,115         105,343       3,133,954          12,974         385,977
Dominion Resources, Inc.             13,800         801,263          24,700       1,434,144           2,400         139,350
Duke Energy Corp.                    25,600       2,195,200          45,300       3,884,475           4,600         394,450
E.On AG (Germany)                    50,725       2,613,376              --              --              --              --
Edison International                  3,300          63,731           7,100         137,119              --              --
Electricidade de Portugal SA
(Portugal)                           39,500         124,752              --              --              --              --
Eletropaulo Metropolitana (Brazil)    8,700         521,387              --              --              --              --
Entergy Corp.                        30,000       1,117,500          53,100       1,977,975           5,600         208,600
FPL Group, Inc.                       1,700         111,775           3,700         243,275              --              --
Hongkong Electric Holdings, Ltd.
(Hong Kong)                         483,000       1,492,978         324,500       1,003,046          35,000         108,187
Iberdrola SA (Spain)                226,770       2,880,814         155,465       1,974,978          17,430         221,425
Manila Electric Co. Class B
(Philippines)                       132,480         152,309              --              --              --              --
Montana Power Co.                       400          13,350             800          26,700              --              --
NSTAR, Inc.                             800          32,200           1,700          68,425              --              --
PPL Corp.                               800          33,400           1,700          70,975              --              --
Pacific Gas & Electric Co.           42,500       1,027,969          74,650       1,805,597           8,200         198,338
Peco Energy Co.                       1,700         102,956           3,600         218,025              --              --
Potomac Electric Power Co.              700          17,631           1,500          37,781              --              --
Public Service Co. of New Mexico     27,700         716,738          43,200       1,117,800              --              --
Public Service Enterprise Group,
Inc.                                  2,100          93,844           4,400         196,625              --              --
Puget Sound Energy, Inc.                600          15,225           1,300          32,988              --              --
Reliant Energy, Inc.                 31,100       1,446,150          55,800       2,594,700           5,900         274,350
SMTC Corp. (Canada) (NON)             5,900         126,850          26,000         559,000              --              --
Scottish & Southern Energy PLC
(United Kingdom)                    126,500       1,032,058              --              --              --              --
Scottish Power PLC (United Kingdom) 555,432       4,309,875         366,034       2,840,241          62,809         487,366
Sierra Pacific Resources             39,700         714,600          62,400       1,123,200              --              --
Southern Co.                          2,800          90,825           5,900         191,381              --              --
TXU Corp.                            44,612       1,767,751          77,710       3,079,259           8,960         355,040
Teco Energy, Inc.                     1,000          28,750           2,100          60,375              --              --
Tokyo Electric Power Co. (Japan)     39,400         928,196              --              --              --              --
Unicom Corp.                          1,900         106,756           4,100         230,369              --              --
Utilicorp United, Inc.                2,300          59,513           4,800         124,200              --              --
Viridian Group PLC (United Kingdom)  58,728         610,838              --              --              --              --
Wisconsin Energy Corp.                  700          13,956           1,500          29,906              --              --
XCEL Energy, Inc.                     1,705          46,888           3,565          98,038              --              --
                                             --------------                  --------------                  --------------
                                                 31,358,806                      34,382,570                       3,395,377

Electrical Equipment                                   0.8%                            0.4%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
ABB AG (Switzerland)                 11,930       1,159,861          15,610       1,517,639           1,657         161,097
Advanced Lighting Techs (NON)        10,000         123,750              --              --              --              --
BE Aerospace, Inc. (NON)             54,300         875,588          94,600       1,525,425              --              --
BEI Technologies, Inc.               10,100         421,675          15,800         659,650              --              --
C&D Technologies, Inc.                8,900         505,075              --              --              --              --
Electro Scientific Industries, Inc.
(NON)                                 9,600         337,200              --              --              --              --
Emerson Electric Co.                 33,800       2,264,600          59,600       3,993,200           6,400         428,800
Furukawa Electric Co., Ltd. (Japan)  52,000       1,436,823           5,000         138,156              --              --
Hilti AG (Switzerland)                  615         512,500              --              --              --              --
Invensys PLC (United Kingdom)       586,919       1,281,681              --              --              --              --
Keyence Corp. (Japan)                 4,050       1,402,111              --              --              --              --
Lincoln Electric Holdings, Inc.      16,200         215,663          23,100         307,519              --              --
Manufacturers' Services, Ltd. (NON)  13,100         155,563          58,000         688,750              --              --
REMEC, Inc. (NON)                     6,350         186,928              --              --              --              --
Rockwell International Corp.          1,800          54,450           3,900         117,975              --              --
SGL Carbon (Germany)                 10,993         698,258              --              --              --              --
SLI, Inc.                             2,700          19,744           4,300          31,444              --              --
Schneider Electric SA (France)       19,450       1,225,138              --              --              --              --
Siemens AG (Germany)                  8,000       1,028,645              --              --              --              --
Therma-Wave, Inc. (NON)               1,370          39,388           6,200         178,250              --              --
Thomas & Betts Corp.                 33,600         585,900          53,200         927,675              --              --
Vestas Wind Systems A/S (Denmark)    24,180       1,235,863              --              --              --              --
Wavecom SA (France) (NON)             3,020         365,420              --              --              --              --
                                             --------------                  --------------                  --------------
                                                 16,131,824                      10,085,683                         589,897

Electronics                                            5.1%                            4.2%                            0.7%
---------------------------------------------------------------------------------------------------------------------------
ADVA AG Optical Networking (NON)      7,193         682,159              --              --              --              --
ANADIGICS, Inc. (NON)                 5,750         127,219              --              --              --              --
APW, Ltd. (NON)                      19,800         965,250          30,800       1,501,500              --              --
ARM Holdings PLC (United Kingdom)
(NON)                               268,519       2,984,471         121,000       1,344,862          12,863         142,967
ASE Test Limited (Taiwan) (NON)      52,513       1,102,773              --              --              --              --
Act Manufacturing, Inc. (NON)        14,300         754,325          63,000       3,323,250              --              --
Advanced Micro Devices, Inc. (NON)    3,000          70,875           6,200         146,475              --              --
Advantest Corp. (Japan)               4,700         738,739              --              --              --              --
Agilent Technologies, Inc. (NON)      3,201         156,649           6,767         331,160              --              --
Alpha Industries, Inc. (NON)          5,500         187,344          24,100         820,906              --              --
Altera Corp. (NON)                    3,700         176,675           7,800         372,450              --              --
American Power Conversion Corp.
(NON)                                 1,300          24,944           2,700          51,806              --              --
American Superconductor Corp. (NON)   3,800         186,794          17,000         835,656              --              --
Amphenol Corp. (NON)                  4,200         239,138              --              --              --              --
Analog Devices, Inc. (NON)            3,200         264,200           6,700         553,169              --              --
Applied Micro Circuits Corp. (NON)   21,100       4,369,019          35,600       7,371,425           4,000         828,250
Asyst Technologies, Inc. (NON)       11,800         238,950              --              --              --              --
Atmel Corp. (NON)                     4,600          69,863           9,600         145,800              --              --
AudioCodes, Ltd. (Israel) (NON)       5,100         434,138              --              --              --              --
August Technology Corp. (NON)         2,500          33,125          10,900         144,425              --              --
Avnet, Inc.                          26,800         760,450          42,000       1,191,750              --              --
Aware, Inc. (NON)                     8,500         327,250          37,500       1,443,750              --              --
Belden, Inc.                         26,300         621,338          41,200         973,350              --              --
Benchmark Electronics, Inc. (NON)     5,000         260,000          22,000       1,144,000              --              --
Broadcom Corp. (NON)                    950         231,563           2,000         487,500              --              --
Brooks Automation, Inc. (NON)         2,900          96,063              --              --              --              --
C-Mac Industries, Inc. (Canada)
(NON)                                 1,400          80,048           2,800         160,096              --              --
Centillium Communications, Inc.
(NON)                                 3,200         307,200          14,100       1,353,600              --              --
Chartered Semiconductor
Manufacturing (Singapore) (NON)     349,000       2,226,635              --              --          38,000         242,442
Chloride Group PLC (United Kingdom) 225,984         637,948              --              --              --              --
Cree Research, Inc. (NON)             1,200         139,500              --              --              --              --
CuberOptics Corp. (NON)               8,900         162,981              --              --              --              --
Cymer, Inc. (NON)                     6,700         205,606              --              --              --              --
Cypress Semiconductor Corp. (NON)     7,100         295,094              --              --              --              --
DIAGONAL PLC (United Kingdom)        18,100          91,357              --              --              --              --
DSP Group, Inc. (NON)                16,700         624,163              --              --              --              --
Dallas Semiconductor Corp.           11,900         391,213          18,600         611,475              --              --
Delta Electronic Industrial
(Taiwan)                             65,250         232,366              --              --              --              --
Dialog Semiconductor PLC
(United Kingdom) (NON)                9,426         328,467              --              --              --              --
Elantec Semiconductor, Inc. (NON)     4,000         398,500              --              --              --              --
Epcos AG (Germany) (NON)             14,520       1,178,478              --              --              --              --
Exar Corp. (NON)                     12,150       1,470,150          33,900       4,101,900              --              --
FDK Corp. (Japan) (NON)              12,000         122,188              --              --              --              --
FEI Co. (NON)                        10,500         227,719              --              --              --              --
GN Store Nord (Denmark) (NON)         7,623       1,082,274              --              --              --              --
General Cable Corp.                 194,000       1,467,125         296,000       2,238,500              --              --
GlobeSpan, Inc. (NON)                 1,500         183,000              --              --              --              --
Hirose Electric Co., Ltd. (Japan)     4,500         587,337              --              --              --              --
Hon Hai Precision Industry (Taiwan) 230,100       1,513,912         206,700       1,359,955              --              --
Infineon Technologies, Inc.
(Germany) (NON)                      14,800         710,930              --              --              --              --
Integrated Silicon Solutions, Inc.
(NON)                                21,900         310,706          54,600         774,638              --              --
Intel Corp.                         199,000       8,270,938         356,287      14,808,178          29,700       1,234,406
Intergrated Device Technology,
Inc. (NON)                              500          45,250           1,000          90,500              --              --
International Rectifier Corp. (NON)   4,100         207,306              --              --              --              --
JDS Uniphase Corp. (NON)             31,200       2,954,250          54,800       5,188,875           5,000         473,438
Jabil Circuit, Inc. (NON)             1,500          85,125           3,100         175,925              --              --
Johnson Electric Holdings, Ltd.
(Hong Kong)                         573,000       1,231,002              --              --              --              --
Keithley Instruments, Inc.            3,700         259,000          16,500       1,155,000              --              --
Kent Electronics Corp. (NON)          5,700         136,088          25,400         606,425              --              --
Kyocera Corp. (Japan)                 9,800       1,496,806              --              --              --              --
LSI Logic Corp. (NON)                 2,600          76,050           5,600         163,800              --              --
Legend Holdings, Ltd. (Hong Kong)   434,000         411,918              --              --              --              --
Linear Technology Corp.               2,900         187,775           6,200         401,450              --              --
Littlelfuse, Inc. (NON)              18,800         558,125          20,600         611,563              --              --
MACNICA, Inc. (Japan)                 3,800         589,188              --              --              --              --
MIPS Technologies, Inc. (NON)         3,700         170,200              --              --              --              --
Maxim Integrated Products, Inc.
(NON)                                 2,300         185,006           4,800         386,100              --              --
Methode Electronics, Inc.            14,350         635,884          22,400         992,600              --              --
Micrel, Inc. (NON)                    8,600         576,200          19,100       1,279,700              --              --
Microchip Technology, Inc. (NON)      1,350          44,634           2,850          94,228              --              --
Micron Technology, Inc. (NON)         3,600         165,600           7,700         354,200              --              --
Molex, Inc.                             500          27,219             975          53,077              --              --
Motorola, Inc.                       49,000       1,384,250          90,000       2,542,500           7,200         203,400
Murata Manufacturing Co., Ltd.
(Japan)                              10,700       1,475,794              --              --              --              --
NKT Hiolding A/S (Denmark)            2,019         606,737              --              --              --              --
Nanometrics, Inc. (NON)               9,000         480,938          20,100       1,074,094              --              --
National Semiconductor Corp. (NON)    2,200          88,550           4,700         189,175              --              --
Oak Technology, Inc. (NON)           17,260         472,493          22,500         615,938              --              --
PMC - Sierra, Inc. (NON)             15,900       3,422,475          26,900       5,790,225           2,800         602,700
PSi Technologies Holdings, Inc. ADR
(Philippines) (NON)                  10,540         134,385          46,600         594,150              --              --
Pace Micro Technology PLC
(United Kingdom)                     72,315         753,515              --              --              --              --
Park Electrochemical Corp.           19,600       1,090,250          30,600       1,702,125              --              --
Pemstar, Inc. (NON)                   7,900         155,531          35,000         689,063              --              --
PerkinElmer, Inc.                    14,400       1,503,000          23,600       2,463,250           2,800         292,250
Perlos OYJ (Finland)                 43,342       1,143,266              --              --              --              --
Pioneer-Standard Electronics, Inc.   76,100       1,032,106         118,600       1,608,513              --              --
Plexus Corp. (NON)                    7,000         493,500              --              --              --              --
Power-One, Inc. (NON)                 2,100         127,083              --              --              --              --
Premier Farnell PLC (United Kingdom) 85,292         573,580              --              --              --              --
QLogic Corp. (NON)                      800          70,400           1,700         149,600              --              --
RF Micro Devices, Inc. (NON)          1,600          51,200           3,200         102,400              --              --
Rambus, Inc. (NON)                      900          71,044           1,900         149,981              --              --
Recoton Corp. (NON)                  49,000         774,813          76,100       1,203,331              --              --
Rohm Co., Ltd. (Japan)                1,600         438,545              --              --             500         137,045
S3, Inc. (NON)                        5,600          57,750           8,800          90,750              --              --
SCI Systems, Inc. (NON)               1,500          61,500           3,200         131,200              --              --
SDL, Inc. (NON)                       6,900       2,134,256          11,800       3,649,888           1,330         411,386
STMicroelectronics NV (France)       36,138       1,770,986              --              --              --              --
Samsung Electronics Co.
(South Korea)                        30,319       5,492,770          24,967       4,523,170              --              --
Samsung SDI Co., Ltd. (South Korea)  18,000         711,928              --              --              --              --
Sanmina Corp. (NON)                   1,400         131,075           2,900         271,513              --              --
Semitool, Inc. (NON)                 14,000         179,375              --              --              --              --
Semtech Corp. (NON)                   4,800         207,000              --              --              --              --
Silicon Valley Group, Inc. (NON)     12,500         328,906              --              --              --              --
Sipex Corp. (NON)                    13,610         572,471          59,900       2,519,544              --              --
Solectron Corp. (NON)                 3,600         166,050           7,700         355,163              --              --
Swatch Group AG (The) (Switzerland)   1,888       2,731,481           2,542       3,677,662             267         386,285
TDK Corp. (Japan)                     8,000       1,014,533              --              --              --              --
TTM Technologies, Inc. (NON)          6,300         148,050          27,800         653,300              --              --
Taiwan Semiconductor Manufacturing
Co. (Taiwan) (NON)                1,463,200       4,860,198         748,360       2,485,769              --              --
Technitrol, Inc.                      5,700         575,700              --              --              --              --
Texas Instruments, Inc.              67,300       3,175,719         118,100       5,572,844          11,100         523,781
TranSwitch Corp. (NON)                3,780         240,975              --              --              --              --
Trimble Navigation, Ltd. (NON)       15,700         351,288          48,900       1,094,138              --              --
United Microelectronics Corp.
(Taiwan) (NON)                      639,920       1,369,359              --              --              --              --
United Microelectronics Corp. ADR
(Taiwan)                             28,600         339,625              --              --              --              --
Varian, Inc. (NON)                    3,200         137,800              --              --              --              --
Varian Medical Systems, Inc. (NON)   10,400         469,950          17,900         808,856              --              --
Varian Semiconductor Equipment (NON)  5,300         198,419              --              --              --              --
Venture Manufacturing, Ltd.
(Singapore)                         127,187       1,228,154          23,000         222,094           3,000          28,969
Via Technologies, Inc. (Taiwan)
(NON)                                11,000         116,289              --              --              --              --
Vishay Intertechnology, Inc. (NON)      900          27,675           2,000          61,500              --              --
Vitesse Semiconductor Corp. (NON)     1,200         106,725           2,500         222,344              --              --
W. W. Grainger                       17,160         451,523          29,575         778,192           3,565          93,804
Winbond Electronics Corp. (Taiwan)
(NON)                               484,000         731,179              --              --              --              --
Winbond Electronics Corp. GDR
(Taiwan) (NON)                       22,163         335,215              --              --              --              --
Woodhead Industries, Inc.            17,900         372,544          27,900         580,669              --              --
X-Rite, Inc.                         85,500         748,125         133,400       1,167,250              --              --
Xilinx, Inc. (NON)                   30,300       2,594,438          50,900       4,358,313           5,600         479,500
Zoran Corp. (NON)                     9,660         470,925          42,800       2,086,500              --              --
                                             --------------                  --------------                  --------------
                                                100,345,186                     113,330,023                       6,080,623

Energy                                                 0.7%                            0.8%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
BJ Services Co. (NON)                24,000       1,467,000          40,300       2,463,338           4,600         281,175
Baker Hughes, Inc.                    3,100         115,088           6,600         245,025              --              --
Chiles Offshore, Inc. (NON)          20,600         445,475          32,300         698,488              --              --
Cooper Cameron Corp. (NON)              800          58,950           1,700         125,269              --              --
Diamond Offshore Drilling, Inc.       1,500          61,500           3,100         127,100              --              --
ENSCO International Inc.              1,100          42,075           2,300          87,975              --              --
Global Industries, Ltd. (NON)         6,300          78,750           9,800         122,500              --              --
Global Marine, Inc. (NON)             1,000          30,875           2,100          64,838              --              --
Grant Prideco, Inc. (NON)               800          17,550           1,700          37,294              --              --
GulfMark Offshore, Inc. (NON)        15,700         461,188          23,700         696,188              --              --
Halliburton Co.                       3,500         171,281           7,500         367,031              --              --
Helmerich & Payne, Inc.              15,980         577,278          24,900         899,513              --              --
Hydril Co. (NON)                     16,000         364,000          25,100         571,025              --              --
Nabors Industries, Inc. (NON)        29,200       1,530,080          48,700       2,551,880           5,700         298,680
National-Oilwell, Inc. (NON)         23,500         734,375          35,600       1,112,500              --              --
Newpark Resources, Inc. (NON)        53,900         498,575          78,900         729,825              --              --
Pride International, Inc. (NON)      23,800         630,700          35,200         932,800              --              --
ProSafe ASA (Norway) (NON)           26,799         426,637              --              --              --              --
R & B Falcon Corp. (NON)              1,200          33,450           2,500          69,688              --              --
Schlumberger, Ltd.                   13,950       1,148,259          23,875       1,965,211           3,010         247,761
Smith International, Inc. (NON)         500          40,781           1,000          81,563              --              --
Spinnaker Exploration Company (NON)  14,200         495,225          22,200         774,225              --              --
TGS Nopec Geophysical Company ASA
(Norway) (NON)                       32,460         443,448              --              --              --              --
Tidewater, Inc.                      19,700         896,350          30,600       1,392,300              --              --
Transocean Sedco Forex, Inc.         47,100       2,761,238          79,300       4,648,963           9,800         574,525
Weatherford International, Inc.
(NON)                                 1,400          60,200           2,900         124,700              --              --
                                             --------------                  --------------                  --------------
                                                 13,590,328                      20,889,239                       1,402,141

Energy (Oil Field)                                      --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc. (NON)   7,600         307,800              --              --              --              --

Engineering and Construction                           0.3%                            0.2%                             --%
---------------------------------------------------------------------------------------------------------------------------
ABB, Ltd. (Switzerland)               1,690         165,349           3,190         312,108             344          33,657
Abengoa SA (Spain)                   18,448         458,136              --              --              --              --
Ameron International Corp.           11,400         418,950          17,800         654,150              --              --
Bouygues SA (France)                 21,282       1,072,051          26,172       1,318,378           2,793         140,694
Coflexip Stena Offshore ADR (France) 11,000         684,750              --              --              --              --
Dycom Industries, Inc. (NON)         10,400         432,900          45,900       1,910,588              --              --
Fluor Corp.                             600          18,000           1,300          39,000              --              --
Grupo Dragados SA (Spain)            81,016         643,966              --              --              --              --
IJM Copr. Berhad (Malaysia)         374,000         311,011              --              --              --              --
Insituform Technologies, Inc. (NON)   8,100         272,363          35,600       1,197,050              --              --
MasTec, Inc. (NON)                    4,750         148,438              --              --              --              --
Quanta Services, Inc. (NON)           6,050         166,375              --              --              --              --
Societe Generale d'Enterprises SA
(France)                             28,241       1,438,796              --              --              --              --
Texas Industries, Inc.               12,800         408,000          20,200         643,875              --              --
VA Technolgies AG (Austria)           3,150         158,399              --              --              --              --
                                             --------------                  --------------                  --------------
                                                  6,797,484                       6,075,149                         174,351

Entertainment                                          0.2%                            0.2%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
AOI Advertising Promotions, Inc.
(Japan)                              13,460         186,893              --              --              --              --
Bec World Public Co., Ltd.
(Thailand)                           48,700         247,138              --              --              --              --
Manchester United PLC
(United Kingdom)                     61,506         250,900              --              --              --              --
Six Flags, Inc. (NON)                   600           9,300           1,200          18,600              --              --
Viacom, Inc. Class B (NON)           51,943       3,038,607          90,650       5,303,025           8,397         491,225
Yoshimoto Kogyo Co., Ltd. (Japan)    19,000         188,013              --              --              --              --
                                             --------------                  --------------                  --------------
                                                  3,920,851                       5,321,625                         491,225

Financial                                              1.9%                            1.5%                            0.4%
---------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.
(NON)                                 4,300         244,831              --              --              --              --
Allied Zurich AG (United Kingdom)   207,282       2,355,930         179,000       2,034,482          19,267         218,985
American Express Co.                 10,900         662,175          23,100       1,403,325              --              --
Associates First Capital Corp.        6,300         239,400          13,300         505,400              --              --
Avocent Corp. (NON)                  10,700         589,838          26,600       1,466,325              --              --
Axia Holding, Inc. 144A (PIK) (NON)     225           2,925              --              --              --              --
Bradespar S/A (Brazil) (NON)             --              --               1              --              --              --
Citigroup, Inc.                     139,601       7,547,179         253,001      13,677,867          22,534       1,218,244
Cosco Pacific, Ltd. (Hong Kong)     486,000         367,771              --              --              --              --
Fannie Mae                           73,500       5,255,250         129,830       9,282,845          13,700         979,550
Federal Home Loan Mortgage Corp.     49,100       2,654,469          85,900       4,643,969           9,100         491,969
Fortis B NV (Netherlands)            27,689         851,289          46,759       1,437,590           5,010         154,031
Fortis NL NV (Netherlands)           23,840         729,798          45,220       1,384,290           5,156         157,837
Groupe Bruxelles Lambert SA
(Belgium)                             6,637       1,610,755              --              --              --              --
Haci Omer Sabanci Holdings ADR
(Turkey) (NON)                      103,056         193,230              --              --              --              --
Heller Financial, Inc.                1,100          31,419           2,300          65,694              --              --
Hong Kong Exchanges and Clearing,
Ltd. (Hong Kong)                     90,000         180,653              --              --              --              --
ICICI, Ltd. ADR (India)              17,600         193,600              --              --              --              --
Intuit, Inc. (NON)                    1,000          57,000           2,100         119,700              --              --
Julius Baer Holdings AG
(Switzerland)                           876       4,544,757             757       3,927,376              85         440,987
MGIC Investment Corp.                 1,300          79,463           2,700         165,038              --              --
Mizuho Holdings, Inc. (Japan)            47         387,207              --              --              --              --
MLP AG (Germany)                     25,196       3,767,631              --              --              --              --
NH Hoteles SA (Spain)               146,360       1,710,824              --              --              --              --
Nissin Co., Ltd. (Japan) (NON)        9,900         394,057              --              --              --              --
PSF Holdings LLC Class A (NON)          162         226,660              --              --              41          57,400
Tecis Holdings (Germany)             21,162       1,530,868              --              --              --              --
Tucker Anthony Sutro Corp.           10,200         258,825          15,900         403,463              --              --
USA Education, Inc.                   1,000          48,188           2,100         101,194              --              --
Yazicilar Otomotiv Gida Yatirim Ve
Pazarlama A.S. (Turkey) (NON)     3,643,300         164,310              --              --              --              --
                                             --------------                  --------------                  --------------
                                                 36,880,302                      40,618,558                       3,719,003

Food                                                   1.1%                            0.9%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
American Italian Pasta Co. Class
A (NON)                              14,700         282,056          27,600         529,575              --              --
Archer Daniels Midland Co.            3,360          28,980           7,035          60,677              --              --
Aurora Foods, Inc. (NON)              8,234          27,790              --              --             354           1,195
Bestfoods Corp.                       1,500         109,125           3,100         225,525              --              --
C TWO-NETWORK Co., Ltd. (Japan)       4,050         326,159              --              --              --              --
Campbell Soup Co.                       800          20,700           1,700          43,988              --              --
ConAgra, Inc.                         2,000          40,125           4,200          84,263              --              --
Danisco A/S (Denmark)                 6,300         227,337              --              --              --              --
Dreyer's Grand Ice Cream, Inc.        6,000         129,375              --              --              --              --
Earthgrains Co. (The)                32,400         597,375          50,600         932,938              --              --
Elior 144A (France) (NON)             5,300          60,737              --              --              --              --
Elior (France) (NON)                 63,959         732,956              --              --              --              --
General Mills, Inc.                   3,000         106,500           6,500         230,750              --              --
Groupe Danone (France)               21,657       2,972,863          14,703       2,018,286           1,567         215,103
Grupo Sanborns SA de CV (Mexico)
(NON)                               244,900         373,537              --              --              --              --
Hain Celestial Group, Inc. (NON)      6,600         231,825          29,000       1,018,625              --              --
Heinz (H.J.) Co.                     44,600       1,652,988          77,200       2,861,225           9,200         340,975
IBP, Inc.                             1,100          20,144           2,300          42,119              --              --
Iceland Group PLC (United Kingdom)  188,749         896,892              --              --              --              --
International Multifoods Corp.       62,700       1,089,413          93,500       1,624,563              --              --
Kellogg Co.                           1,200          29,025           2,500          60,469              --              --
McCormick & Company, Inc.               800          23,800           1,700          50,575              --              --
Michael Foods, Inc.                  15,400         359,975          24,200         565,675              --              --
Nabisco Group Holdings Corp.          4,200         119,700           8,800         250,800              --              --
Nabisco Holdings Corp. Class A        1,100          59,125           2,300         123,625              --              --
Nestle SA (Switzerland)               3,255       6,781,250           2,467       5,139,583             262         545,833
Nissin Food Products (Japan) (NON)   19,800         489,364              --              --              --              --
Quaker Oats Co. (The)                 1,400         110,775           2,900         229,463              --              --
Ralston-Ralston Purina Group         75,100       1,778,931         128,700       3,048,581          15,900         376,631
Sara Lee Corp.                       79,100       1,606,719         136,600       2,774,688          16,300         331,094
Smithfield Foods, Inc. (NON)         18,800         493,500          31,800         834,750              --              --
Universal Foods Corp.                27,800         566,425          43,300         882,238              --              --
                                             --------------                  --------------                  --------------
                                                 22,345,466                      23,632,981                       1,810,831

Gaming and Lottery                                      --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Dover Downs Entertainment, Inc.      33,100         444,781          57,500         772,656              --              --
Fitzgeralds Gaming Corp. (NON)        1,338              13              --              --             630               6
Harrah's Entertainment, Inc. (NON)    1,100          30,250           2,300          63,250              --              --
International Game Technology (NON)     800          26,900           1,700          57,163              --              --
Station Casinos, Inc. (NON)          18,450         262,913              --              --              --              --
                                             --------------                  --------------                  --------------
                                                    764,857                         893,069                               6

Health Care Services                                   1.7%                            1.9%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
Accredo Health, Inc. (NON)            8,300         405,663          36,600       1,788,825              --              --
Aetna, Inc.                             500          29,031           1,000          58,063              --              --
AmSurg Corp. (NON)                    3,800          53,200          16,800         235,200              --              --
AmeriSource Health Corp. Class A
(NON)                                51,700       2,429,900          64,100       3,012,700              --              --
Baxter International, Inc.           29,600       2,362,450          51,700       4,126,306           5,800         462,913
Bindley Western Industries, Inc.     36,100       1,155,200          56,300       1,801,600              --              --
CIGNA Corp.                          21,500       2,244,600          37,360       3,900,384           4,300         448,920
Cardinal Health, Inc.                 2,500         220,469           5,300         467,394              --              --
Caremark Rx, Inc. (NON)              28,100         316,125              --              --              --              --
Cerner Corp. (NON)                    7,200         334,350              --              --              --              --
Conventry Health Care, Inc. (NON)    55,400         837,925          85,700       1,296,213              --              --
ESC Medical Systems, Ltd. (Israel)
(NON)                                29,800         558,750              --              --              --              --
HCA - The Healthcare Corp.           36,200       1,343,925          63,400       2,353,725           7,000         259,875
Health Management Assoc., Inc.
(NON)                                 1,900          39,544           4,000          83,250              --              --
Hooper Holmes, Inc.                  38,500         366,135          88,400         840,684              --              --
IMS Health, Inc.                      2,700          56,025           5,800         120,350              --              --
Invacare Corp.                       27,900         896,288          43,600       1,400,650              --              --
Invitrogen Corp. (NON)                3,000         213,375          13,200         938,850              --              --
Laboratory Corp. of America Holdings
(NON)                                 3,700         443,075              --              --              --              --
LifePoint Hospitals, Inc. (NON)      19,550         694,025          26,500         940,750              --              --
Lincare Holdings, Inc. (NON)         15,700         450,394          24,700         708,581              --              --
Mallinckrodt, Inc.                    1,300          59,313           2,700         123,188              --              --
Matria Healthcare, Inc. (NON)        54,500         190,750          85,800         300,300              --              --
Mckesson HBOC, Inc.                   1,600          48,900           3,300         100,856              --              --
Mid Atlantic Medical Services, Inc.
(NON)                                30,500         461,313              --              --              --              --
Neose Technologies, Inc. (NON)        4,000         193,500              --              --              --              --
Omnicare, Inc.                      126,300       2,036,588         197,300       3,181,463              --              --
On Assignment, Inc. (NON)            16,890         529,924          44,500       1,396,188              --              --
Orthodontic Centers of America,
Inc. (NON)                           25,200         839,475          39,600       1,319,175              --              --
Oxford Health Plans, Inc. (NON)      13,100         402,620           2,300          70,689              --              --
PSS World Medical, Inc. (NON)        51,800         187,775          73,800         267,525              --              --
Per-Se Technologies, Inc. (NON)      44,400         563,325          78,200         992,163              --              --
Pharmaceutical Product Development,
Inc. (NON)                            1,500          39,844           6,900         183,281              --              --
PolyMedica Corp. (NON)                3,600         154,350              --              --              --              --
Province Healthcare Co. (NON)        19,680         785,970          87,450       3,492,534              --              --
Quest Diagnostics, Inc. (NON)        13,500       1,549,125          14,500       1,663,875           1,700         195,075
Quintiles Transnational Corp. (NON)   1,100          17,531           2,300          36,656              --              --
Quorum Health Group, Inc. (NON)      45,800         595,400          72,200         938,600              --              --
RehabCare Group, Inc. (NON)          21,900         930,750          63,400       2,694,500              --              --
Rightchoice Managed Care, Inc.
Class C (NON)                        17,000         412,250              --              --              --              --
ServiceMaster Co. (The)               4,100          40,488           8,600          84,925              --              --
Sun Life Financial Services of
Canada, Inc. (Canada) (NON)          65,300       1,348,025         125,091       2,582,325              --              --
Syncor International Corp. (NON)      7,200         265,050              --              --              --              --
Tecan (Switzerland)                   1,002       1,066,944              --              --              --              --
Tenet Healthcare Corp.                2,700          98,213           5,700         207,338              --              --
Total Renal Care Holdings, Inc.
(NON)                                35,100         263,250              --              --              --              --
Trigon Healthcare, Inc. (NON)        15,200         798,950          23,600       1,240,475              --              --
US Oncology, Inc. (NON)              57,800         261,906          90,600         410,531              --              --
United Health Group, Inc. Class A
(NON)                                23,601       2,330,599          39,600       3,910,500           4,500         444,375
United Wisconsin Services, Inc.      49,400         247,000          76,800         384,000              --              --
Universal Health Services, Inc.
(NON)                                 9,200         787,750          14,300       1,224,438              --              --
Vital Signs, Inc.                    17,700         469,050          27,400         726,100              --              --
Wellpoint Health Networks, Inc.
(NON)                                   200          19,200             400          38,400              --              --
                                             --------------                  --------------                  --------------
                                                 33,445,577                      51,643,550                       1,811,158

Homebuilding                                            --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Lennar Corp.                         21,500         638,281          33,600         997,500              --              --
Standard Pacific Corp.                5,100          91,800           8,000         144,000              --              --
                                             --------------                  --------------                  --------------
                                                    730,081                       1,141,500                              --

Household Furniture and Appliances                     0.1%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Applica, Inc, (NON)                  24,300         150,356          38,400         237,600              --              --
Black & Decker Manufacturing Co.        600          20,513           1,200          41,025              --              --
Electrolux AB (Sweden)                6,300          79,175              --              --              --              --
Forbo Holding AG (Switzerland)        1,007         431,238              --              --              --              --
Furniture Brands International, Inc.
(NON)                                 7,000         116,375          11,000         182,875              --              --
Haverty Furniture Companies, Inc.    22,400         245,000              --              --              --              --
Leggett & Platt, Inc.                 1,600          25,300           3,300          52,181              --              --
Maytag Corp.                            600          18,638           1,300          40,381              --              --
Newell Rubbermaid, Inc.               1,700          38,781           3,700          84,406              --              --
Salton, Inc. (NON)                    3,700         119,556              --              --              --              --
Whirlpool Corp.                         500          19,438           1,000          38,875              --              --
                                             --------------                  --------------                  --------------
                                                  1,264,370                         677,343                              --

Insurance                                              2.7%                            2.0%                            0.6%
---------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                           2,100         134,531           4,400         281,875              --              --
AMBAC Indemnity Corp.                   400          29,300             800          58,600              --              --
AMP, Ltd. (Australia)               191,447       1,699,536              --              --              --              --
AON Corp.                             1,300          51,025           2,700         105,975              --              --
AXA Financial, Inc.                   1,800          91,688           3,900         198,656              --              --
Aegon NV (Netherlands)               80,460       3,034,472           5,800         218,741             620          23,383
Alleanza Assicurazioni SA (Italy)    22,400         296,419              --              --              --              --
Allianz AG (Germany)                  9,369       3,070,571           6,951       2,278,102             744         243,837
Allstate Corp.                       35,200       1,223,200          72,257       2,510,931          13,525         469,994
AmerUs Group Co.                     21,400         551,050          33,300         857,475              --              --
American General Corp.               33,840       2,639,520          58,400       4,555,200           6,600         514,800
American International Group, Inc.   37,700       3,607,419          69,400       6,640,713           4,550         435,378
Assurances Generales de France (AGF)
(France)                             15,700         844,883              --              --              --              --
Axa SA (France)                      33,256       4,342,090          33,189       4,333,342           3,547         463,116
Berkley (W.R.) Corp.                 47,000       1,624,438          73,500       2,540,344              --              --
CNP Assurances (France)               9,020         267,291              --              --              --              --
Cathay Life Insurance Co., Ltd.
(Taiwan)                            283,120         632,973              --              --              --              --
Commerce Group, Inc.                 27,700         801,569          43,500       1,258,781              --              --
Conseco, Inc.                         1,900          14,488           4,000          30,500              --              --
Enhance Financial Services Group,
Inc.                                 47,100         612,300          73,400         954,200              --              --
Erie Indemnity Co. Class A              600          17,625           1,300          38,188              --              --
FBL Financial Group, Inc. Class A    26,000         422,500          43,900         713,375              --              --
Fidelity National Financial, Inc.    26,200         648,450          40,900       1,012,275              --              --
Fremont General Corp.                76,900         264,344         120,000         412,500              --              --
Gallagher, Arthur J. & Co.            3,600         212,850              --              --              --              --
Hartford Financial Services Group    45,780       3,339,079          79,025       5,763,886           9,495         692,542
Horace Mann Educators Corp.          26,300         430,663          41,100         673,013              --              --
Internationale Nederlanden Groep
(ING) NV (Netherlands)              167,567      11,158,028         177,319      11,807,398          18,934       1,260,786
Jefferson-Pilot Corp.                 1,300          88,238           2,700         183,263              --              --
Lincoln National Corp.               32,300       1,554,438          55,800       2,685,375           6,400         308,000
Loews Corp.                             300          25,013             600          50,025              --              --
MBIA, Inc.                              600          42,675           1,200          85,350              --              --
Nationwide Financial Services, Inc.
Class A                                 600          22,425           1,200          44,850              --              --
Old Mutual PLC (United Kingdom)     357,800         864,634              --              --              --              --
Pohjola Group Insurance Corp.
(Finland)                            16,869         651,080              --              --              --              --
Presidential Life Corp.              38,700         578,081          60,500         903,719              --              --
Prudential Corp. PLC
(United Kingdom)                         --              --              --              --          20,458         279,087
Royal & Sun Alliance Insurance Group
PLC (United Kingdom)                 14,300          95,532              --              --              --              --
Sampo Insurance Co., Ltd. Class
A (Finland)                          34,465       1,684,438              --              --              --              --
Samsung Fire & Marine Insurance
(South Korea)                        11,000         286,099              --              --              --              --
Skandia Forsakrings AB (Sweden)     121,971       2,419,657              --              --              --              --
Stancorp Financial Group             15,400         658,350          24,100       1,030,275              --              --
State Auto Financial Corp.            1,400          18,375           2,200          28,875              --              --
Swiss Reinsurance Co. (Switzerland)     539       1,029,340           1,019       1,946,007             108         206,250
The Chubb Corp.                         500          39,563           1,000          79,125              --              --
The PMI Group, Inc.                     800          54,200           1,700         115,175              --              --
Torchmark Corp.                       1,700          47,281           3,500          97,344              --              --
Zurich Allied AG (Switzerland)        1,484         686,178              --              --              --              --
                                             --------------                  --------------                  --------------
                                                 52,907,899                      54,493,453                       4,897,173

Investment Banking and Brokerage                       1.2%                            0.9%                            0.3%
---------------------------------------------------------------------------------------------------------------------------
3i Group PLC (United Kingdom)         7,700         191,536              --              --              --              --
Bear Stearns Companies, Inc. (The)   30,100       1,895,700          51,700       3,257,100           6,200         390,600
Blackrock, Inc. (NON)                 7,300         233,600              --              --              --              --
Consors Discount Broker AG (Germany)
(NON)                                21,428       2,249,550              --              --              --              --
Direkt Anlage Bank AG (Germany)
(NON)                                17,819         880,316              --              --              --              --
E*Trade Group, Inc. (NON)             1,100          18,081           2,300          37,806              --              --
Franklin Resources, Inc.              1,500          66,645           3,100         137,733              --              --
Goldman Sachs Group, Inc. (The)      34,100       3,885,269          58,200       6,631,163           6,800         774,775
Investment Technology Group, Inc.
(NON)                                 5,800         231,638              --              --              --              --
Knight Trading Group, Inc. (NON)        600          21,600           1,200          43,200              --              --
Legg Mason, Inc.                        400          23,250             800          46,500              --              --
Lehman Brothers Holdings, Inc.          700         103,425           1,500         221,625              --              --
Merrill Lynch & Co., Inc.             6,200         409,200          13,000         858,000              --              --
Van der Moolen Holding NV
(Netherlands)                         5,146         376,577              --              --              --              --
Morgan Stanley, Dean Witter, Discover
and Co.                              31,600       2,889,219          56,700       5,184,506           4,600         420,613
Nikko Securities Co., Ltd. (Japan)  766,000       6,806,998         798,000       7,091,364          85,000         755,346
Nomura Securities Co., Ltd. (Japan)  58,000       1,261,687              --              --              --              --
Paine Webber Group, Inc.              1,600         109,000           3,300         224,813              --              --
Schwab (Charles) Corp.                8,050         285,775          17,100         607,050              --              --
Stilwell Financial, Inc. (NON)        1,600          69,600           3,400         147,900              --              --
T. Rowe Price Associates, Inc.          800          37,550           1,700          79,794              --              --
TD Waterhouse Group, Inc. (NON)      52,125         970,828              --              --              --              --
Waddell & Reed Financial, Inc.        5,200         161,200              --              --              --              --
                                             --------------                  --------------                  --------------
                                                 23,178,244                      24,568,554                       2,341,334

Leisure Time                                           0.1%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Brunswick Corp.                         700          12,775           1,500          27,375              --             --
Callaway Golf Co.                    17,300         265,988           9,100         139,913              --              --
Harley-Davidson, Inc.                 2,300         110,113           4,800         229,800              --              --
Swatch Group AG (The) (Switzerland)   3,069         905,781           2,833         836,128             312          92,083
                                             --------------                  --------------                  --------------
                                                  1,294,657                       1,233,216                          92,083

Lodging and Tourism                                    0.3%                            0.2%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc. (Canada)   19,617       1,458,135              --              --              --              --
Hilton Hotels Corp.                   2,100          24,281           4,400          50,875              --              --
Marriott International, Inc.
Class A                              29,800       1,085,838          51,300       1,869,244           6,200         225,913
Orbis SA (Poland)                    24,800         140,181              --              --              --              --
Orient Express Hotels, Ltd. (NON)    39,800         766,150              --              --              --              --
Resorts World Berhad (Malaysia)     116,000         187,737              --              --              --              --
Starwood Hotels & Resorts Worldwide,
Inc.                                 42,552       1,329,750          73,500       2,296,875           8,800         275,000
Tanjong Public, Ltd. (Malaysia)     142,000         293,342              --              --              --              --
                                             --------------                  --------------                  --------------
                                                  5,285,414                       4,216,994                         500,913

Machinery                                              0.5%                            0.3%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                    44,100       1,488,375          75,800       2,558,250           9,200         310,500
DT Industries, Inc.                  57,500         287,500          90,000         450,000              --              --
Deere (John) & Co.                      600          19,950           1,200          39,900              --              --
Disco Corp. (Japan)                   5,050         673,614              --              --              --              --
Dover Corp.                           1,500          70,406           3,100         145,506              --              --
FSI International, Inc. (NON)        16,100         229,425              --              --              --              --
Fujitec Co., Ltd. (Japan)            45,000         360,317              --              --              --              --
Gardner Denver, Inc. (NON)           28,000         455,000          44,000         715,000              --              --
Ingersoll-Rand Co.                    1,100          37,263           2,300          77,913              --              --
KCI Konecranes International PLC
(Finland)                            29,052         777,861              --              --              --              --
Kurita Water Industries, Ltd.
(Japan)                              16,000         295,473              --              --              --              --
Larsen & Toubro, Ltd. GDR (India)    32,200         115,914              --              --              --              --
MSC Industrial Direct Co., Inc.
Class A (NON)                        32,600         497,150          50,300         767,075              --              --
Milacron, Inc.                       44,700         595,069          69,600         926,550              --              --
NEG Micon A/S (Denmark)               5,700         303,471              --              --              --              --
Parker-Hannifin Corp.                   600          20,250           1,200          40,500              --              --
Presstek, Inc. (NON)                 17,000         326,188              --              --              --              --
Regal-Beloit Corp.                   21,000         356,160          32,700         554,592              --              --
SMC Corp. (Japan)                    10,000       1,680,089              --              --              --              --
Sandvik AB (Sweden)                  46,059         925,677          82,158       1,651,181          10,700         215,045
Tomra Systems ASA 144A (Norway)       1,100          36,175              --              --              --              --
Tomra Systems ASA (Norway)           12,368         406,739              --              --              --              --
Wabtex Corp.                         16,600         168,075          26,400         267,300              --              --
                                             --------------                  --------------                  --------------
                                                 10,126,141                       8,193,767                         525,545

Manufacturing                                          0.5%                            0.3%                             --%
---------------------------------------------------------------------------------------------------------------------------
AMETEK, Inc.                         13,900         294,506          21,900         464,006              --              --
Bombardier, Inc. (Canada)            58,810       1,016,595              --              --              --              --
CoorsTek, Inc. (NON)                  5,200         198,900          23,000         879,750              --              --
Danaher Corp.                           600          29,850           1,300          64,675              --              --
GSI Lumonics, Inc. (Canada) (NON)    47,165         778,223          38,400         633,600              --              --
Geberit International AG
(Switzerland)                         3,104         901,741              --              --              --              --
Hankuk Electric Glass (South Korea)   3,940         222,619              --              --              --              --
Illinois Tool Works, Inc.            28,320       1,582,380          49,180       2,747,933           5,645         315,414
Kaman Corp.                          17,900         225,988          28,100         354,763              --              --
Klockner Windsor India, Ltd. (India)
(NON)                                13,900          72,975          21,800         114,450              --              --
Pentair, Inc.                        13,900         371,825          21,700         580,475              --              --
Riber SA (France) (NON)                 703          16,528              --              --              --              --
Roper Industries, Inc.               13,000         431,438          20,400         677,025              --              --
SKF AB (Sweden)                      75,832         984,524              --              --              --              --
SKF Corp. AB (Sweden)                29,021         361,708          32,857         409,518           3,682          45,891
Stinnes AG (Germany)                 32,476         729,151              --              --              --              --
Teleflex, Inc.                       11,800         405,625          18,300         629,063              --              --
Tennant Co.                          10,600         469,050          16,400         725,700              --              --
Thermo Electron Corp. (NON)           1,000          26,000           2,100          54,600              --              --
UCAR International, Inc. (NON)       21,800         276,588          33,900         430,106              --              --
Vestel Elektronik Sanayi ve Ticaret
A.S. (Turkey) (NON)               2,266,300         417,351              --              --              --              --
                                             --------------                  --------------                  --------------
                                                  9,813,565                       8,765,664                         361,305

Media                                                  0.7%                            0.7%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
Agora SA GDR  (Poland) (NON)         28,000         541,100              --              --              --              --
Carlton Communications PLC
(United Kingdom)                    187,056       1,459,755         310,860       2,425,902          33,225         259,283
Disney (Walt) Productions, Inc.      62,800       2,402,100         113,400       4,337,550          10,400         397,800
EMI Group PLC (United Kingdom)      151,869       1,212,097         199,115       1,589,177          20,943         167,150
Fox Entertainment Group, Inc. (NON)   1,200          31,800           2,500          66,250              --              --
Impresa SGPS 144A (Portugal) (NON)   13,911         132,173              --              --              --              --
Impresa SGPS (Portugal) (NON)        36,316         345,049              --              --              --              --
Johnnies Industrial Corp.
(South Africa)                       76,000         986,863              --              --              --              --
Martha Stewart Living Omnimedia
Class A (NON)                         9,500         249,375              --              --              --              --
NRJ Group (France) (NON)             15,208         598,376              --              --              --              --
Seagram Co., Ltd.                    47,319       2,717,885          89,839       5,160,128              --              --
Time Warner, Inc.                    36,100       2,824,825          63,100       4,937,575           5,500         430,375
                                             --------------                  --------------                  --------------
                                                 13,501,398                      18,516,582                       1,254,608

Medical Technology                                     0.7%                            0.8%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Adac Laboratories (NON)              21,400         445,388              --              --              --              --
Allergan, Inc.                        1,300         109,769           2,700         227,981              --              --
Arrow International, Inc.            11,550         420,131          18,000         654,750              --              --
ArthroCare Corp. (NON)               10,900         211,869          48,400         940,775              --              --
Bard (C.R.), Inc.                       600          25,350           1,300          54,925              --              --
Bausch & Lomb, Inc.                     600          23,363           1,200          46,725              --              --
Beckman Coulter, Inc.                 8,700         670,988          13,600       1,048,900              --              --
Becton, Dickson and Co.               2,300          60,806           4,800         126,900              --              --
Biomet, Inc.                          1,600          56,000           3,450         120,750              --              --
Biosite Diagnostics, Inc. (NON)       4,400         175,450              --              --              --              --
Boston Scientific Corp. (NON)         2,100          34,519           4,400          72,325              --              --
Coherent, Inc. (NON)                  2,800         190,400              --              --              --              --
Cyberonics, Inc. (NON)                3,800          81,463          16,700         358,006              --              --
Cytyc Corp. (NON)                     3,200         138,000              --              --              --              --
DENTSPLY International, Inc.            600          20,963           1,200          41,925              --              --
Diagnostic Products Corp.             8,400         450,450          13,100         702,488              --              --
Edwards Lifesciences Corp. (NON)     16,300         355,544              --              --              --              --
Guidant Corp. (NON)                   1,800         127,238           3,900         275,681              --              --
Haemonetics Corp. (NON)              20,600         525,300          36,400         928,200              --              --
Igen, Inc. (NON)                      1,800          36,225           8,100         163,013              --              --
Medtronic, Inc.                       8,100         419,681          17,200         891,175              --              --
Mentor Corp.                         55,100         867,825          86,100       1,356,075              --              --
Meridian Diagnostics, Inc.           30,900         243,338          48,200         379,575              --              --
Millipore Corp.                         500          24,219           1,000          48,438              --              --
Molecular Devices Corp. (NON)         2,700         265,275          12,100       1,188,825              --              --
Owens & Minor, Inc.                  99,700       1,570,275         151,500       2,386,125              --              --
Oxford Glycosciences PLC
(United Kingdom) (NON)               18,613         628,329              --              --              --              --
PE Corp. -- PE Biosystems Group      35,200       4,100,800          59,200       6,896,800           6,600         768,900
Pall Corp.                            1,100          21,931           2,300          45,856              --              --
ResMed, Inc. (NON)                    7,310         228,438          32,800       1,025,000              --              --
Respironics, Inc. (NON)               3,200          53,400           5,000          83,438              --              --
St. Jude Medical, Inc. (NON)          1,200          61,200           2,600         132,600              --              --
Stryker Corp.                         1,100          47,231           2,300          98,756              --              --
Sybron International Corp. (NON)      1,200          28,800           2,500          60,000              --              --
Techne Corp. (NON)                    2,300         257,600              --              --              --              --
Waters Corp. (NON)                    1,200         106,800           2,400         213,600              --              --
                                             --------------                  --------------                  --------------
                                                 13,084,358                      20,569,607                         768,900

Metals                                                 0.6%                            0.2%                             --%
---------------------------------------------------------------------------------------------------------------------------
Alcoa, Inc.                           6,536         165,443          13,960         353,363              --              --
Allegheny Technologies, Inc.          1,100          19,938           2,300          41,688              --              --
Anglo American Platinum Corp.
(South Africia)                       8,500         327,467              --              --              --              --
Anglogold, Ltd. (South Africa)        6,100         226,552              --              --              --              --
Arkivator AB (Sweden)                46,774       1,141,659              --              --              --              --
Broken Hill Proprietary Co., Ltd.
(Australia)                          19,200         199,025              --              --              --              --
Carpenter Technology Corp.           15,600         454,350          24,100         701,913              --              --
Coflexip SA (France)                  4,800         603,425              --              --              --              --
Companhia Vale do Rio Doce ADR
(Brazil)                             40,400         994,850              --              --              --              --
Compania de Minas Buenaventura SA
ADR (Peru)                            9,700         137,013              --              --              --              --
De Beers-Centenary (South Africa)    29,000         806,181              --              --              --              --
Draka Holding NV (Netherlands)        8,637         575,277              --              --              --              --
Gerdau S/A. (Brazil)                 34,900         447,606              --              --              --              --
Grupo Mexico SA (Mexico)            119,400         455,291              --              --              --              --
Impala Platinum Holdings, Ltd.
(South Africa)                       25,000       1,084,396              --              --              --              --
Lone Star Technologies, Inc. (NON)    5,100         235,365              --              --              --              --
Material Sciences Corp. (NON)        27,000         307,125          42,200         480,025              --              --
Newmont Mining Corp.                  1,000          17,000           2,100          35,700              --              --
Nucor Corp.                             700          21,088           1,500          45,188              --              --
Pohang Iron & Steel Company, Ltd.
(South Korea)                         8,610         650,538           1,365         103,134              --              --
Pohang Iron & Steel Company, Ltd.
ADR (South Korea)                    38,700         720,788          40,368         751,854              --              --
Quanex Corp.                         22,800         434,625          35,300         672,906              --              --
Reliance Steel & Aluminum Co.        17,300         364,381          27,700         583,431              --              --
Rio Tinto PLC (United Kingdom)       24,400         353,780          45,700         662,613           5,290          76,701
Rio Tinto, Ltd. (Australia)          15,800         211,675              --              --              --              --
Usiminas (Brazil)                    54,900         312,608              --              --              --              --
Yanzhou Coal Mining Co., Ltd.
(Turkey)                            694,000         189,151              --              --              --              --
                                             --------------                  --------------                  --------------
                                                 11,456,597                       4,431,815                          76,701

Natural Gas Utilities                                  0.4%                            0.5%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                  17,700         355,106          27,400         549,713              --              --
Coastal Corp.                         1,900         140,838           4,000         296,500              --              --
Columbia Gas System, Inc.               500          35,500           1,000          71,000              --              --
Dynegy, Inc.                          1,000          57,000           2,000         114,000              --              --
El Paso Energy Corp.                  2,500         154,063           5,200         320,450              --              --
Enron Corp.                          50,500       4,425,063          86,300       7,562,038           9,000         788,625
Hong Kong and China Gas Co., Ltd.
(Hong Kong)                         375,800         469,949         366,000         457,694          44,000          55,023
KeySpan Corp.                         1,000          40,125           2,100          84,263              --              --
Sempra Energy                        69,474       1,445,928         118,994       2,476,563          14,764         307,276
Williams Cos., Inc.                  37,100       1,567,475          64,800       2,737,800           7,200         304,200
                                             --------------                  --------------                  --------------
                                                  8,691,047                      14,670,021                       1,455,124

Office Equipment and Supplies                          0.2%                            0.1%                             --%
---------------------------------------------------------------------------------------------------------------------------
Cannon, Inc. (Japan)                 41,000       1,817,921              --              --              --              --
Falcon Products, Inc.                24,800         232,500          37,500         351,563              --              --
HON INDUSTRIES, Inc.                 16,500         406,313          25,600         630,400              --              --
Pitney Bowes, Inc.                    1,500          59,156           3,100         122,256              --              --
Reynolds and Reynolds Co. (The)
Class A                                 800          15,900           1,700          33,788              --              --
Standard Register Co. (The)          30,100         481,600          47,000         752,000              --              --
Steelcase, Inc.                       2,400          40,200           5,000          83,750              --              --
United Stationers, Inc. (NON)        14,600         392,375          22,700         610,063              --              --
Wallace Computer Services, Inc.      50,400         768,600          79,300       1,209,325              --              --
                                             --------------                  --------------                  --------------
                                                  4,214,565                       3,793,145                              --

Oil and Gas                                            3.8%                            3.2%                            1.0%
---------------------------------------------------------------------------------------------------------------------------
Alberta Energy Company, Ltd.
(Canada)                             25,700       1,067,060              --              --              --              --
Anadarko Petroleum Corp.              2,984         198,317           6,285         417,701              --              --
Apache Corp.                         13,814         816,753          23,500       1,389,438           2,500         147,813
Basin Exploratin, Inc. (NON)         37,800         737,100          58,700       1,144,650              --              --
British Petroleum Co. PLC
(United Kingdom)                    930,557       8,279,687         798,932       7,108,545          93,896         835,445
Brown (Tom), Inc. (NON)              15,200         372,400              --              --              --              --
Burlington Resources, Inc.            2,200          80,988           4,600         169,338              --              --
Chevron, Inc.                        25,100       2,139,775          44,865       3,824,741           4,200         358,050
Conoco, Inc.                         23,100         603,488          39,520       1,032,460           4,945         129,188
Conoco, Inc. Class B                 35,300         950,894          63,446       1,709,077           5,900         158,931
Cross Timbers Oil Co.                14,250         273,422              --              --              --              --
Devon Energy Corp.                   14,100         848,115          12,600         757,890              --              --
EEX Corp. (NON)                      42,100         205,238              --              --              --              --
Ente Nazionale Idrocarburi (ENI)
SpA (Italy)                         834,040       4,414,741         807,404       4,273,751         119,902         634,665
ExxonMobil Corp.                    116,100      10,347,413         209,501      18,671,777          19,365       1,725,906
KEY Production Company, Inc. (NON)   19,300         425,806              --              --              --              --
Louis Dreyfus Natural Gas (NON)       6,400         253,600              --              --              --              --
Meridian Resource Corp. (NON)        37,600         258,500              --              --              --              --
Mitchell Energy & Development Corp.
Class A                              12,600         587,475          19,600         913,850              --              --
Murphy Oil Corp.                      6,000         388,875              --              --              --              --
Newfield Exploration Co. (NON)       11,900         555,581          18,200         849,713              --              --
Nobile Affilitates, Inc.              6,700         248,738              --              --              --              --
Noble Drilling Corp. (NON)              700          35,175           1,500          75,375              --              --
Occidental Petroleum Corp.            3,500          76,344           7,500         163,594              --              --
PTT Exploration & Production Public
Co. Ltd. (Thailand)                  85,000         215,675              --              --              --              --
PetroChina Co., Ltd. (Hong Kong)  1,600,000         326,292              --              --              --              --
Petroleo Brasileiro S.A.-Petrobras    9,000         269,414              --              --              --              --
Petroleo Brasileiro S.A.-Petrobras
ADR (NON)                            95,700       2,876,981          55,400       1,665,463              --              --
Petroleo Brasileiro S.A.-Petrobras
ADR (Euro)                           30,150         851,738              --              --              --              --
Polski Koncern Naftowy Orlen SA GDR
(Poland) (NON)                       16,000         123,600              --              --              --              --
Range Resources Corp.                70,400         338,800         109,400         526,488              --              --
Repsol SA (Spain)                    11,000         202,333              --              --              --              --
Royal Dutch Petroleum Co. PLC NV
(Netherlands)                        39,450       2,383,643              --              --              --              --
Royal Dutch Petroleum Co. PLC ADR
NV (Netherlands)                     52,100       3,122,744          88,900       5,328,444          11,240         673,698
Sasol, Ltd. (South Africa)          122,600         968,431              --              --              --              --
Shell Transportation & Trading
(United Kingdom)                    888,466       7,235,472       1,473,605      12,000,715         157,087       1,279,282
Siam Commercial Bank Public Co. Ltd.
GDR                                  65,000         502,125              --              --              --              --
St. Mary Land & Exploration Co.      23,000         530,438          36,000         830,250              --              --
Stone Energy Corp. (NON)              3,200         176,000              --              --              --              --
Suncor Energy, Inc. (Canada)         19,100         421,594          36,158         798,116              --              --
Surgutneftegaz ADR (Russia)          80,200       1,122,800              --              --              --              --
Swift Energy Co. (NON)                6,300         261,844              --              --              --              --
Tatneft ADR (Russia)                 53,600         532,650              --              --              --              --
Texaco, Inc.                          3,200         168,000           6,700         351,750              --              --
Tosco Corp.                          24,020         749,124          41,590       1,297,088           4,925         153,598
Total Fina Elf SA ADR (France)       22,000       1,615,625          30,400       2,232,500           3,800         279,063
Total Fina Elf SA Class B (France)  103,312      15,111,318         116,732      17,074,245          12,394       1,812,855
USX-Marathon Group, Inc.              1,100          31,213           2,300          65,263              --              --
Ultramar Diamond Shamrock Corp.       1,200          30,450           2,500          63,438              --              --
Unocal Corp.                          2,100          74,419           4,400         155,925              --              --
Vintage Petroleum                    28,200         641,550          28,800         655,200              --              --
                                             --------------                  --------------                  --------------
                                                 75,049,758                      85,546,785                       8,188,494

Paper and Forest Products                              0.6%                            0.4%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc. (Canada)  95,712         894,059              --              --              --              --
Albany International Corp. (NON)     22,600         271,200          35,500         426,000              --              --
Aracruz Celulose S/A ADR (Brazil)   139,800         233,505              --              --              --              --
BWAY Corp. (NON)                     26,500         130,844          41,800         206,388              --              --
Bemis Company, Inc.                     500          16,063           1,000          32,125              --              --
Boise Cascade Corp.                  45,600       1,211,250          77,500       2,058,594           9,700         257,656
Bowater, Inc.                        13,300         617,619          22,600       1,049,488           2,800         130,025
Caraustar Industries, Inc.           23,300         257,756          35,900         397,144              --              --
Fort James Corp.                        600          18,338           1,300          39,731              --              --
Georgia Pacific Corp.                 1,300          30,550           2,700          63,450              --              --
International Paper Co.               2,865          82,190           6,060         173,846              --              --
Jefferson Smurfit Group PLC
(Ireland)                           706,281       1,221,343              --              --              --              --
Mead Corp.                            1,200          28,050           2,500          58,438              --              --
Norske Skogindustrier ASA (Norway)      800          20,184              --              --              --              --
Owens-Illinois, Inc. (NON)           45,600         421,800          78,800         728,900           9,400          86,950
P.H. Glatfelter Co.                  25,200         305,550          39,000         472,875              --              --
Packaging Corporation of America
(NON)                                21,700         240,056          34,000         376,125              --              --
Sappi, Ltd. (South Africa)          221,888       1,645,095              --              --              --              --
Sealed Air Corp. (NON)                1,000          45,250           2,100          95,025              --              --
Smurfit-Stone Container Corp. (NON)   2,800          33,600           5,900          70,800              --              --
Stora Enso OYJ (Finland)             74,822         626,416         142,253       1,190,953          15,180         127,088
Svenska Cellulosa AB (SCA) (Sweden)  35,231         622,068              --              --              --              --
Temple Inland, Inc.                     400          15,150             800          30,300              --              --
Votorantim Celulose e Papel S/A ADR
(Brazil)                             15,300         301,219              --              --              --              --
Weyerhaeuser Co.                     40,000       1,615,000          69,000       2,785,875           8,200         331,075
Willamette Industries, Inc.             800          22,400           1,700          47,600              --              --
                                             --------------                  --------------                  --------------
                                                 10,926,555                      10,303,657                         932,794

Pharmaceuticals                                        4.9%                            4.3%                            1.3%
---------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                  66,500       3,162,906         118,500       5,636,156          11,900         565,994
Alpharma, Inc. Class A                4,300         262,838              --              --              --              --
Alza Corp. (NON)                        700          60,550           1,500         129,750              --              --
American Home Products Corp.         68,900       3,897,156         118,700       6,713,969          11,900         673,094
Andrx Group (NON)                    12,900       1,204,538          25,100       2,343,713           2,600         242,775
Anesta Corp. (NON)                   13,200         303,600          58,500       1,345,500              --              --
Angiotech Pharmaceuticals, Inc.
(Canada) (NON)                        3,300         130,350          15,300         604,350              --              --
Ares-Serono Group Class B
(Switzerland)                         5,002       6,107,766           4,713       5,754,878             501         611,753
AstraZeneca Group PLC
(United Kingdom)                      9,000         472,061              --              --              --              --
Aventis S.A. (France)               105,759       7,930,550         112,429       8,430,713          11,966         897,294
Bayer AG (Germany)                   16,000         591,427              --              --              --              --
Block Drug, Inc. Class A             13,000         560,625          20,300         875,438              --              --
Bristol-Myers Squibb Co.             56,700       3,238,988         103,200       5,895,300           8,900         508,413
Cambrex Corp.                        12,500         462,500          19,400         717,800              --              --
Cubist Pharmaceuticals, Inc. (NON)    3,400         177,013              --              --              --              --
Discovery Partners International, Inc.
(NON)                                 6,900         140,156          30,500         619,531              --              --
Dura Pharmaceuticals, Inc. (NON)      6,500         229,938              --              --              --              --
Durect Corp. (NON)                      400           6,000           1,900          28,500              --              --
Eisai Co., Ltd. (Japan)              77,000       2,430,529          68,000       2,146,441           7,000         220,957
Elan Corp. PLC (Ireland) (NON)       32,998       1,848,538          64,513       3,613,999           6,705         375,612
Elan Corp. PLC ADR (Ireland) (NON)   42,454       2,324,357          10,480         573,780           1,101          60,280
Forest Laboratories, Inc. (NON)       7,800         894,563          19,700       2,259,344           2,000         229,375
Fujisawa Pharmaceutical Co. (Japan)  88,800       3,271,536          45,600       1,679,978           5,800         213,681
GelTex Pharmaceuticals, Inc. (NON)   10,500         491,531              --              --              --              --
Glaxo Wellcome PLC (United Kingdom)  31,600         956,514              --              --              --              --
IVAX Corp. (NON)                     34,600       1,591,600          48,850       2,247,100           5,500         253,000
Johnson & Johnson                    52,600       4,941,113          94,300       8,858,306           9,000         845,438
King Pharmacueticals, Inc. (NON)      6,850         229,047              --              --              --              --
Lilly (Eli) & Co.                    48,700       3,950,788          84,100       6,822,613           8,300         673,338
Medicines Co. (NON)                   2,000          68,375           8,900         304,269              --              --
Medicis Pharmaceutical Corp.
Class A (NON)                         6,860         421,890          13,700         842,550              --              --
Merck & Co., Inc.                    17,600       1,310,100          37,400       2,783,963              --              --
Mylan Laboratories, Inc.                800          21,550           1,700          45,794              --              --
NPS Pharmaceuticals, Inc. (NON)       5,000         282,813              --              --              --              --
Novartis AG ADR (Switzerland)           780       1,196,181              --              --              --              --
Novo-Nordisk A/S (Denmark)            4,350         964,985              --              --              --              --
Pfizer, Inc.                        223,675      10,051,395         386,550      17,370,591          35,560       1,597,978
Pharmacia Corp.                      58,323       3,510,316         104,014       6,260,343          10,253         617,102
Pharmacia Corp. SDR                   8,388         507,044              --              --              --              --
Pharmagene PLC 144A (United Kingdom)
(NON)                                28,300         142,213              --              --              --              --
Pharmagene PLC (United Kingdom)
(NON)                                 5,174          26,000              --              --              --              --
Priority Healthcare Corp. Class B
(NON)                                11,550         880,688          31,800       2,424,750              --              --
Roche Holdings AG (Switzerland)          32         281,481              --              --              --              --
Sankyo Co, Ltd. (Japan)              16,000         356,197              --              --              --              --
Sanofi-Synthelabo SA (France)       127,235       6,835,825         117,491       6,312,319          12,562         674,906
Schering-Plough Corp.                39,600       1,841,400          72,600       3,375,900           6,050         281,325
SmithKline Beecham PLC ADR
(United Kingdom)                    281,300       3,852,029              --              --              --              --
Takeda Chemical Industries (Japan)   68,000       4,494,307          35,000       2,313,246           4,000         264,371
Watson Pharmaceuticals, Inc. (NON)      800          51,900           1,700         110,288              --              --
Yamanouchi Pharmaceutical Co., Ltd.
(Japan)                              37,000       1,780,987              --              --              --              --
Zeneca Group PLC (United Kingdom)   128,369       6,724,009         127,485       6,677,705          13,560         710,277
                                             --------------                  --------------                  --------------
                                                 97,470,763                     116,118,877                      10,516,963

Photography and Imaging                                0.2%                            0.2%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Advanced Vision Technology, Ltd.
(Israel) (NON)                       11,492         116,590              --              --              --              --
Advanced Vision Technology, Ltd.
144A (Israel) (NON)                  14,949         151,662              --              --              --              --
BMC Industries, Inc.                 74,500         512,188         116,400         800,250              --              --
Eastman Kodak Co.                    33,560       1,371,765          58,130       2,376,064           6,916         282,692
Imation Corp. (NON)                  19,500         363,188          30,600         569,925              --              --
Polaroid Corp.                        4,300          57,781           6,800          91,375              --              --
Ricoh Co., Ltd. (Japan) (NON)        40,000         727,576              --              --              --              --
T/R Systems, Inc. (NON)               5,100          45,263          22,600         200,575              --              --
Xerox Corp.                          52,790         795,149          91,760       1,382,135          10,495         158,081
                                             --------------                  --------------                  --------------
                                                  4,141,162                       5,420,324                         440,773

Power Producers                                         --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Centrais Geradoras do Sul do Brasil
S/A (Brazil) (NON)                   59,110          91,358              --              --              --              --
Southern Energy, Inc. (NON)             600          18,825              --              --              --              --
                                             --------------                  --------------                  --------------
                                                    110,183                              --                              --

Publishing                                             0.5%                            0.4%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Dai Nippon Printing Co., Ltd.
(Japan) (NON)                        80,000       1,188,559              --              --              --              --
EMAP PLC (United Kingdom)            50,443         677,703          93,395       1,254,764           9,956         133,759
Gannett Co., Inc.                     2,400         127,200           5,000         265,000              --              --
Hurriyet Gazetecilik Ve Matbaacilik
A.S. (Turkey)                    55,095,660         521,802              --              --              --              --
Information Holdings, Inc. (NON)      6,600         233,888          29,300       1,038,319              --              --
Kadokawa Shoten Publishing Co., Ltd.
(Japan)                               3,200         147,218              --              --              --              --
Knight-Ridder, Inc.                     400          20,325             800          40,650              --              --
McClatchy Co. (The)                  12,300         432,806          19,400         682,638              --              --
McGraw-Hill, Inc.                    24,600       1,563,638          42,500       2,701,406           5,100         324,169
Media General, Inc. Class A           6,000         258,000          10,000         430,000              --              --
New York Times Co. (The) Class A        600          23,588           1,300          51,106              --              --
PRIMEDIA, Inc. (NON)                  1,000          16,375           2,100          34,388              --              --
Pearson PLC (United Kingdom)         53,000       1,471,896              --              --              --              --
Reader's Digest Association, Inc.
(The) Class A                           700          24,719           1,500          52,969              --              --
Reed International PLC
(United Kingdom)                     70,300         557,961              --              --              --              --
Singapore Press Holdings, Ltd.
(Singapore)                           5,000          75,009           5,000          75,009           1,000          15,002
Tribune Co.                          20,900         911,763          36,400       1,587,950           4,200         183,225
Trinity PLC (United Kingdom)         59,986         437,977              --              --              --              --
VNU NV (Netherlands)                  9,500         477,711              --              --              --              --
Wiley (John) & Sons                  10,300         236,256              --              --              --              --
Wolters Kluwer NV (Netherlands)      42,270         857,684          72,483       1,470,724           7,750         157,252
                                             --------------                  --------------                  --------------
                                                 10,262,078                       9,684,923                         813,407

Railroads                                              0.1%                            0.1%                             --%
---------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.    4,700         101,344          10,000         215,625              --              --
CSX Corp.                             3,900          85,069           8,300         181,044              --              --
GATX Corp.                              600          25,125           1,200          50,250              --              --
Kansas City Southern Industries, Inc.   450           3,909             850           7,384              --              --
Union Pacific Corp.                  48,800       1,897,100          84,200       3,273,275          10,100         392,638
                                             --------------                  --------------                  --------------
                                                  2,112,547                       3,727,578                         392,638

Real Estate                                            0.5%                            0.5%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
Apartment Investment & Management Co.
Class A (R)                             500          23,031           1,000          46,063              --              --
Avalonbay Communities, Inc. (R)         500          23,844           1,000          47,688              --              --
Cheung Kong Infrastructure Holdings
(Hong Kong)                         252,476       3,052,043         431,000       5,210,121          46,000         556,069
China Resources Beijing Land
(Hong Kong)                       1,290,000         266,382              --              --              --              --
Consorcio ARA SA (Mexico) (NON)     353,837         573,425              --              --              --              --
Duke Realty Investments, Inc. (R)       800          19,300           1,700          41,013              --              --
Equity Office Properties Trust (R)   58,800       1,826,475         101,900       3,165,269          12,000         372,750
Equity Residential Properties Trust
(R)                                  59,192       2,841,216         101,780       4,885,440          12,298         590,304
Henderson Land Development Co., Ltd.
(Hong Kong) (R)                      47,000         242,333              --              --              --              --
Host Marriott Corp.                   3,600          40,500           7,700          86,625              --              --
Keppel Land, Ltd. (Singapore)        32,000          45,982              --              --              --              --
LNR Property Corp.                   22,300         493,388          34,900         772,163              --              --
Spieker Properties, Inc. (R)            500          28,781           1,000          57,563              --              --
Sun Hung Kai Properties, Ltd.
(Hong Kong)                          32,000         301,666              --              --              --              --
Vornado Realty Trust (R)                600          22,275           1,200          44,550              --              --
                                             --------------                  --------------                  --------------
                                                  9,800,641                      14,356,495                       1,519,123

Regional Bells                                         0.8%                            1.1%                            0.3%
---------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                      75,300       3,030,825         134,500       5,413,625          13,100         527,275
SBC Communications, Inc.            161,000       8,050,000         285,000      14,250,000          28,700       1,435,000
Verizon Communications              107,542       5,209,066         191,969       9,298,498          18,880         914,500
                                             --------------                  --------------                  --------------
                                                 16,289,891                      28,962,123                       2,876,775

Restaurants                                            0.4%                            0.4%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc. (NON)                   150           1,500              --              --              --              --
CBRL Group, Inc.                     56,300         809,313          87,500       1,257,813              --              --
California Pizza Kitchen, Inc. (NON)  4,500         126,000          20,100         562,800              --              --
Cheesecake Factory (The) (NON)        4,700         203,275          21,000         908,250              --              --
Granada Compass PLC (United Kingdom)
(NON)                               500,770       4,685,074         565,301       5,288,809          60,318         564,320
Jack in the Box, Inc. (NON)          11,400         244,388              --              --              --              --
McDonald's Corp.                     40,700       1,228,631          73,500       2,218,781           6,800         205,275
NPC International, Inc. (NON)        19,800         193,669              --              --              --              --
Outback Steakhouse, Inc. (NON)        1,200          32,550           2,500          67,813              --              --
P.F. Chang's China Bistro, Inc.
(NON)                                 3,270         113,019          14,700         508,069              --              --
RARE Hospitality International, Inc.
(NON)                                21,300         433,988              --              --              --              --
Starbucks Corp. (NON)                 1,500          60,094           3,100         124,194              --              --
Tricon Global Restaurants, Inc.
(NON)                                 1,000          30,625           2,100          64,313              --              --
Wendy's International, Inc.           1,200          24,075           2,500          50,156              --              --
                                             --------------                  --------------                  --------------
                                                  8,186,201                      11,050,998                         769,595

Retail                                                 2.3%                            2.0%                            0.4%
---------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores (NON)            4,900         245,919          21,600       1,084,050              --              --
Aaron Rents, Inc.                    12,000         154,500          15,500         199,563              --              --
Albertsons, Inc.                     42,775         898,275          74,060       1,555,260           8,555         179,655
Amazon.com, Inc. (NON)                  600          23,063           1,300          49,969              --              --
American Eagle Outfitters, Inc. (NON) 6,000         189,000          26,700         841,050              --              --
Audiodev 144A (NON)                   9,000          65,434              --              --              --              --
AutoZone, Inc. (NON)                  1,200          27,225           2,500          56,719              --              --
Baker (J.), Inc.                     36,200         162,900          55,100         247,950              --              --
Barnes & Noble, Inc. (NON)           15,000         295,313          24,900         490,219              --              --
Bed Bath & Beyond, Inc. (NON)         2,200          53,659           4,600         112,197              --              --
Best Buy Co., Inc. (NON)              1,200          76,350           2,500         159,063              --              --
Bulgari SpA (Italy)                 173,625       2,136,749          99,443       1,223,814          10,521         129,479
CDW Computer Centers, Inc. (NON)        600          41,400           1,200          82,800              --              --
CVS Corp.                            27,400       1,268,963          48,250       2,234,578           5,200         240,825
Carrefour Supermarche SA (France)     6,400         472,577              --              --              --              --
Castorama Dubois Investissements
(France)                              4,775       1,053,126              --              --              --              --
Chico's FAS, Inc. (NON)               6,700         227,800              --              --              --              --
China Everbright, Ltd. (Hong Kong)  221,000         215,424              --              --              --              --
Circuit City Stores, Inc.             1,700          39,100           3,700          85,100              --              --
Claire's Stores, Inc.                56,000       1,008,000          87,900       1,582,200              --              --
Coldwater Creek, Inc. (NON)          35,500         958,500          40,900       1,104,300              --              --
Columbia Sportswear Co. (NON)         5,100         233,963              --              --              --              --
Companhia Brasileria de
Distribuicano Grupo Pao de Acucar
(Brazil)                              5,300         198,865              --              --              --              --
Companhia Brasileira de
Distribuicao Grupo Pao de Acucar
ADR (Brazil)                          9,200         342,125              --              --              --              --
Controladora Comercial Mexicana
(Mexico)                            136,900         160,956              --              --              --              --
Cost Plus, Inc. (NON)                14,250         429,281          36,700       1,105,588              --              --
Costco Wholesale Corp. (NON)          2,600          90,838           5,600         195,650              --              --
Delhaize America, Inc.                1,300          21,775           2,700          45,225              --              --
Dixons Group PLC (United Kingdom)    49,200         153,434              --              --              --              --
Dollar General Corp.                  1,400          23,450           2,925          48,994              --              --
Dollar Tree Stores, Inc. (NON)          200           8,113             400          16,225              --              --
Electronics Boutique PLC
(United Kingdom)                    326,201         260,348              --              --              --              --
Esprit Holdings, Ltd. (Hong Kong)   297,000         243,795              --              --              --              --
Factory 2-U Stores, Inc. (NON)       12,280         375,308          38,800       1,185,825              --              --
Family Dollar Stores, Inc.            1,000          19,250           2,100          40,425              --              --
Fastenal Co.                            400          23,050             800          46,100              --              --
Federated Department Stores, Inc.
(NON)                                46,500       1,214,813          79,975       2,089,347           9,750         254,719
Gap, Inc. (The)                       5,000         100,625          10,700         215,338              --              --
Genesco, Inc. (NON)                  16,900         286,244              --              --              --              --
Grupo Elektra SA ADR                 42,300         401,850              --              --              --              --
Gucci Group NV (Netherlands)         22,741       2,293,998          43,358       4,373,738           4,578         461,806
Gucci Group NV (Netherlands)          7,500         758,251              --              --              --              --
HOT Topic, Inc. (NON)                 6,600         198,000              --              --              --              --
Harcourt General, Inc.                  600          35,400           1,300          76,700              --              --
Home Depot, Inc. (The)               65,400       3,470,288         116,100       6,160,556           9,600         509,400
Intimate Brands, Inc.                54,500       1,018,469          90,800       1,696,825          10,800         201,825
J. Jill Group, Inc. (NON)            75,000         965,625              --              --              --              --
Jones Apparel Group, Inc. (NON)       1,500          39,750           3,100          82,150              --              --
K mart Corp. (NON)                   71,100         426,600         122,700         736,200          14,600          87,600
Kenneth Cole Productions, Inc.
Class A (NON)                         7,350         259,547              --              --              --              --
Kingfisher Leisure PLC
(United Kingdom)                      7,900          51,609              --              --              --              --
Kohls Corp. (NON)                     2,800         161,525           5,900         340,356              --              --
Kojima Co., Ltd. (Japan)              4,700         116,380              --              --              --              --
Koninklijke Ahold NV (Netherlands)    9,690         274,664              --              --              --              --
Kookmin Credit Card Company, Ltd.
(South Korea) (NON)                  10,000         290,583              --              --              --              --
Kroger Co. (NON)                      6,000         135,375          12,700         286,544              --              --
LG Home Shopping, Inc.
(South Korea)                         2,000         159,283              --              --              --              --
La Rinascente SpA (Italy)             3,200          17,955              --              --              --              --
Lands' End, Inc. (NON)               12,600         264,600          19,700         413,700              --              --
Limited, Inc. (The)                   2,700          59,569           5,800         127,963              --              --
Linens 'N Things, Inc. (NON)          2,100          53,550           8,900         226,950              --              --
Lowe's Cos., Inc.                     3,200         143,600           6,700         300,663              --              --
Marks & Spencer PLC (United Kingdom) 18,000          54,006              --              --              --              --
Marui Co., Ltd. (Japan) (NON)        52,000         807,220              --              --              --              --
Matalan PLC (United Kingdom)         78,379         637,143              --              --              --              --
May Department Stores Co.             1,500          30,750           3,200          65,600              --              --
Metro AG (Germany)                   19,013         778,280          45,118       1,846,864           3,782         154,813
Michaels Stores, Inc. (NON)           3,700         148,000              --              --              --              --
Next PLC (United Kingdom)             7,900          84,127              --              --              --              --
Oakley, Inc. (NON)                   26,500         465,406              --              --              --              --
Office Depot, Inc. (NON)              2,600          20,313           5,500          42,969              --              --
Organizacion Soriana S.A. (Mexico)   68,400         249,952              --              --              --              --
Penney (J.C.) Co., Inc.               1,600          18,900           3,300          38,981              --              --
Pier 1 Imports, Inc.                160,200       2,172,713         174,100       2,361,231              --              --
President Chain Store Corp.
(Taiwan)                            137,104         433,513              --              --              --              --
Promodes SA (France)                    160         134,094              --              --              --              --
RadioShack Corp.                     32,600       2,106,775          54,600       3,528,525           6,200         400,675
Regis Corp.                          29,000         435,000          45,200         678,000              --              --
Rent-A-Center, Inc. (NON)             5,800         201,188              --              --              --              --
Ross Stores, Inc.                     1,300          18,688           2,700          38,813              --              --
Ruddick Corp.                        32,800         455,100          51,300         711,788              --              --
SUPERVALU, Inc.                       1,300          19,581           2,700          40,669              --              --
Safeway, Inc. (NON)                   4,000         186,750           8,500         396,844              --              --
Saks, Inc. (NON)                      1,200          11,850           2,500          24,688              --              --
Sears, Roebuck & Co.                 27,800         901,276          48,400       1,569,128           5,600         181,552
Spiegel, Inc. Class A                29,200         204,400              --              --              --              --
Staples, Inc. (NON)                  41,500         588,781          72,500       1,028,594           8,100         114,919
Stein Mart, Inc. (NON)               17,900         193,544              --              --              --              --
Sundrug Co., Ltd. (Japan)             9,100         585,439              --              --              --              --
TJX Cos., Inc. (The)                  3,300          74,250           7,100         159,750              --              --
Talbots, Inc. (The)                   3,300         218,625              --              --              --              --
Target Corp.                          6,900         176,813          14,600         374,125              --              --
Tesco PLC (United Kingdom)          566,343       2,080,082         842,625       3,094,818          89,369         328,237
Tiffany & Co.                           800          30,850           1,600          61,700              --              --
Timberland Co. (The) Class A (NON)    4,700         192,700              --              --              --              --
Too, Inc. (NON)                       8,000         190,000              --              --              --              --
Topps Co., Inc. (The) (NON)          23,100         212,231              --              --              --              --
Tsuruha Co., Ltd. (Japan)             7,200         153,291              --              --              --              --
Tuesday Morning Corp. (NON)           2,790          21,797          12,300          96,094              --              --
Tweeter Home Entertainment Group,
Inc. (NON)                           10,984         398,857          29,800       1,082,113              --              --
Ultimate Electonics, Inc. (NON)       6,000         246,750              --              --              --              --
United Natural Foods, Inc. (NON)     52,200         645,975          82,900       1,025,888              --              --
Vendex International NV
(Netherlands)                         6,400          86,780              --              --              --              --
Walgreen Co.                          6,500         246,594          13,700         519,744              --              --
Walmart de Mexico Ser. C (Mexico)
(NON)                                87,400         172,930              --              --              --              --
Walmart de Mexico Ser. V (Mexico)
(NON)                               205,000         425,591              --              --              --              --
Wal-Mart Stores, Inc.                61,400       2,954,875         111,300       5,356,313           8,200         394,625
Wet Seal, Inc. (NON)                  4,300          67,456          18,400         288,650              --              --
Zale Corp. (NON)                      5,000         162,188              --              --              --              --
                                             --------------                  --------------                  --------------
                                                 46,097,405                      55,351,783                       3,640,130

Schools                                                0.1%                            0.2%                             --%
---------------------------------------------------------------------------------------------------------------------------
Career Education Corp. (NON)         21,400         952,300          36,200       1,610,900              --              --
Corinthian Colleges, Inc. (NON)       4,900         289,100              --              --              --              --
Education Management Corp. (NON)      1,100          29,631           4,400         118,525              --              --
Learning Tree International, Inc.
(NON)                                16,290         775,811          41,800       1,990,725              --              --
Prosoft Training.com (NON)           11,060         157,605          48,700         693,975              --              --
                                             --------------                  --------------                  --------------
                                                  2,204,447                       4,414,125                              --

Semiconductor                                          0.3%                            0.4%                             --%
---------------------------------------------------------------------------------------------------------------------------
ASM Lithography Holding NV
(Netherlands) (NON)                   5,100         169,171              --              --              --              --
ATMI, Inc. (NON)                      2,900          67,788          12,900         301,538              --              --
Advanced Energy Industries, Inc.
(NON)                                 8,700         287,100          18,600         613,800              --              --
Applied Materials, Inc. (NON)         6,000         355,875          12,700         753,269              --              --
Cohu, Inc.                           19,200         294,000          30,000         459,375              --              --
Conexant Systems, Inc. (NON)          2,000          83,750           4,400         184,250              --              --
Credence Systems Corp. (NON)          4,900         147,000          21,600         648,000              --              --
DuPont Photomasks, Inc. (NON)         8,300         487,625          12,900         757,875              --              --
Helix Technology Corp.               15,000         448,125          47,000       1,404,125              --              --
KLA Tencor Corp. (NON)                1,500          61,781           3,100         127,681              --              --
LAM Research Corp. (NON)              1,400          29,313           3,000          62,813              --              --
LTX Corp. (NON)                      15,660         296,561          68,800       1,302,900              --              --
Novellus Systems, Inc. (NON)          1,300          60,531           2,700         125,719              --              --
Orbotech, Ltd. (Israel) (NON)        21,150       1,156,641              --              --              --              --
Photon Dynamics, Inc. (NON)           3,800         143,450          16,900         637,975              --              --
Rudolph Technologies, Inc. (NON)      2,907          97,203          12,900         431,344              --              --
Teradyne, Inc. (NON)                  1,500          52,500           3,100         108,500              --              --
Veeco Instruments, Inc. (NON)         5,260         558,957          23,100       2,454,736              --              --
Zygo Corp. (NON)                      5,190         451,530          13,100       1,139,700              --              --
                                             --------------                  --------------                  --------------
                                                  5,248,901                      11,513,600                              --

Shipping                                               0.1%                            0.2%                             --%
---------------------------------------------------------------------------------------------------------------------------
China Shipping Development Co.
(China) (NON)                     1,030,000         179,666              --              --              --              --
Circle International Group, Inc.     16,900         511,225          26,300         795,575              --              --
EGL, Inc. (NON)                       8,420         254,705          37,100       1,122,275              --              --
Expeditors International of
Washington, Inc.                      7,500         337,969          31,800       1,432,988              --              --
Fritz Companies, Inc. (NON)          48,080         576,960          80,300         963,600              --              --
USFreightways Corp.                  25,400         576,263          40,000         907,500              --              --
Wabash National Corp.                 5,800          52,925           8,400          76,650              --              --
                                             --------------                  --------------                  --------------
                                                  2,489,713                       5,298,588                              --

Software                                               2.9%                            3.4%                            0.9%
---------------------------------------------------------------------------------------------------------------------------
Actuate Corp. (NON)                   9,000         310,922              --              --              --              --
Adobe Systems, Inc.                  11,600       1,800,900          19,700       3,058,425           2,000         310,500
Advent Software, Inc. (NON)           3,800         265,525              --              --              --              --
Agile Software Corp. (NON)           25,200       2,266,425          41,600       3,741,400           5,000         449,688
Allaire Corp. (NON)                  11,500          97,750              --              --              --              --
Amdocs, Ltd. (NON)                   14,750         920,031           1,000          62,375              --              --
Autodesk, Inc.                       12,700         322,263          20,500         520,188              --              --
BEA Systems, Inc. (NON)              42,100       3,278,538          69,600       5,420,100           7,800         607,425
BMC Software, Inc. (NON)              1,700          32,513           3,600          68,850              --              --
BackWeb Technologies, Ltd. (Israel)
(NON)                                 2,400          24,338          10,500         106,477              --              --
BroadVision, Inc. (NON)               6,600         169,538           4,000         102,750              --              --
Broadbase Software, Inc. (NON)        5,700          77,306              --              --              --              --
Citrix Systems, Inc. (NON)            1,700          34,106           3,500          70,219              --              --
Click Commerce, Inc. (NON)           11,200         478,800          49,600       2,120,400              --              --
Computer Associates International,
Inc.                                 23,481         591,428          41,507       1,045,458           4,300         108,306
Compuware Corp. (NON)                 2,300          19,263           4,800          40,200              --              --
DSET Corp. (NON)                     10,400         214,500          46,200         952,875              --              --
Dendrite International, Inc. (NON)    8,300         222,544          36,800         986,700              --              --
Documentum, Inc. (NON)                4,200         340,988              --              --              --              --
E.piphany, Inc. (NON)                   200          15,413             400          30,825              --              --
Electronic Arts, Inc. (NON)           1,200          59,250           2,600         128,375              --              --
eXcelon Corp. (NON)                   9,400         116,325          41,600         514,800              --              --
Hyperion Solutions Corp. (NON)       22,000         569,250          35,400         915,975              --              --
I2 Technologies, Inc. (NON)          18,900       3,535,481          31,100       5,817,644           3,650         682,778
Informatica Corp. (NON)               3,800         354,350          16,900       1,575,925              --              --
Infosys Technologies, Ltd. (India)
(NON)                                 9,250       1,475,740              --              --              --              --
Internet Security Systems, Inc.
(NON)                                   300          22,538             600          45,075              --              --
JDA Software Group, Inc. (NON)       30,500         388,875          47,400         604,350              --              --
Kronos, Inc. (NON)                    6,630         198,900          29,400         882,000              --              --
MIH, Ltd. (United Kingdom) (NON)     10,100         302,369              --              --              --              --
Macromedia, Inc. (NON)                  500          40,406           1,000          80,813              --              --
Magic Software Enterprises, Ltd.
(Israel) (NON)                       21,300         162,413              --              --              --              --
Manugistics Group, Inc. (NON)         9,600         942,000          42,300       4,150,688              --              --
Mercury Interactive Corp. (NON)         500          78,375           1,000         156,750              --              --
Micromuse, Inc. (NON)                10,000       2,009,375          16,700       3,355,656           1,900         381,781
Microsoft Corp. (NON) (SEG)          84,100       5,072,281         152,700       9,209,719          11,000         663,438
Misys PLC (United Kingdom)          244,200       2,291,890         259,972       2,439,915          27,685         259,832
NET One Systems Co., Ltd. (Japan)        27         767,287              --              --              --              --
NETIQ Corp. (NON)                     3,800         249,613              --              --              --              --
NVIDIA Corp. (NON)                    2,000         163,750              --              --              --              --
Netegrity, Inc. (NON)                 6,000         420,000          26,250       1,837,500              --              --
Network Associates, Inc. (NON)        2,200          49,775           4,700         106,338              --              --
Nuance Communications, Inc. (NON)     1,400         170,363              --              --              --              --
Open Text Corp. (Canada) (NON)       20,580         398,164              --              --              --              --
Oracle Corp. (Japan)                     50          11,515              --              --              --              --
Oracle Corp. (Japan) (NON)           85,100       6,701,625         148,300      11,678,625          13,800       1,086,750
Orchestream Holdings PLC 144A
(United Kingdom) (NON)               82,800         826,054              --              --              --              --
Orchestream Holdings PLC
(United Kingdom) (NON)               24,321         242,638              --              --              --              --
PeopleSoft, Inc. (NON)                1,800          50,288           3,900         108,956              --              --
Phone.com, Inc. (NON)                21,700       2,465,663          35,900       4,079,138           4,300         488,588
Portal Software, Inc. (NON)             900          36,000           2,000          80,000              --              --
Progress Software Corp. (NON)        12,400         168,950              --              --              --              --
Rational Software Corp. (NON)        22,100       1,533,188          37,500       2,601,563           4,000         277,500
SAP AG (Germany)                     11,148       2,143,979          11,537       2,218,791           1,227         235,976
SAP AG Systeme Preference Bearer
(Germany)                             8,409       2,062,321          15,959       3,913,970           1,704         417,909
Secure Computing Corp. (NON)         13,500         351,844              --              --              --              --
Siebel Systems, Inc. (NON)           33,800       3,762,363          57,200       6,367,075           6,200         690,138
Silverline Technologies, Ltd. ADR
(India) (NON)                        13,113         233,575              --              --              --              --
Software.com, Inc. (NON)                500          90,719           1,000         181,438              --              --
Synavant, Inc. (NON)                    135             903             290           1,939              --              --
VERITAS Software Corp. (NON)         42,400       6,020,800          71,950      10,216,900           7,825       1,111,150
Verity, Inc. (NON)                    7,180         256,236              --              --              --              --
Vignette Corp. (NON)                  1,000          29,875           2,100          62,738              --              --
Vitria Technology, Inc. (NON)           500          23,313           1,000          46,625              --              --
webMethods, Inc. (NON)                  100          11,513             200          23,025              --              --
                                             --------------                  --------------                  --------------
                                                 58,345,223                      91,729,548                       7,771,759

Technology                                             0.3%                            0.2%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
HCL Technologies Ltd. (India)        12,200         305,583              --              --              --              --
Informa Group PLC (United Kingdom)   55,056         610,296              --              --              --              --
Koninklijke Philips Electronics NV
(Netherlands)                       120,374       5,179,079         103,456       4,451,183          21,812         938,459
Lightpath Technologies, Inc.
Class A (NON)                         4,200         199,500          18,700         888,250              --              --
                                             --------------                  --------------                  --------------
                                                  6,294,458                       5,339,433                         938,459

Technology Services                                    1.0%                            0.9%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Acxiom Corp. (NON)                      600          19,050           1,200          38,100              --              --
Affiliated Computer Services, Inc.
Class A (NON)                           600          29,925           1,300          64,838              --              --
America Online, Inc. (NON)           61,200       3,289,500         109,200       5,869,500           8,900         478,375
American Management Systems (NON)     8,500         146,094          25,500         438,281              --              --
Analysts International Corp.         29,600         213,675          45,900         331,341              --              --
Art Technology Group, Inc. (NON)        200          18,950             400          37,900              --              --
Asianfo Holdings, Inc. (NON)            300           5,681             600          11,363              --              --
Automatic Data Processing, Inc.       5,100         341,063          10,900         728,938              --              --
BISYS Group, Inc. (The) (NON)           300          23,194             600          46,388              --              --
C-Bridge Internet Solutions, Inc.
(NON)                                 5,200          97,500          23,100         433,125              --              --
CACI International, Inc. (NON)       15,200         325,850          23,800         510,213              --              --
CMG Information Services, Inc.
(NON)                                 1,500          41,906           3,101          86,634              --              --
CNET Networks, Inc. (NON)             1,900          46,283           4,000          97,438              --              --
CSG Systems International, Inc.
(NON)                                   900          26,100           2,000          58,000              --              --
Checkfree Corp. (NON)                   400          16,756             800          33,513              --              --
Ciber, Inc. (NON)                    40,200         331,650          62,700         517,275              --              --
Cognizant Technology Solutions Corp.
(NON)                                 4,400         171,600              --              --              --              --
Commerce One, Inc. (NON)              1,900         149,150           4,000         314,000              --              --
Computer Sciences Corp. (NON)         1,200          89,100           2,500         185,625              --              --
Computer Task Group, Inc.            41,800         130,625          65,200         203,750              --              --
Davox Corp. (NON)                    53,200         535,325          85,600         861,350              --              --
Diamond Technology Partners, Inc.
(NON)                                 4,700         348,975              --              --              --              --
Digex, Inc. (NON)                       500          23,438           1,000          46,875              --              --
Docent, Inc. (NON)                    3,500          64,094          15,500         170,500              --              --
Electronic Data Systems Corp.        28,200       1,170,300          49,540       2,055,910           5,400         224,100
Enea Data AB (Sweden)               219,796       1,267,000              --              --              --              --
Exodus Communications, Inc. (NON)     2,500         123,438           5,400         266,625              --              --
Fair, Isaac and Company, Inc.         8,100         345,769          12,700         542,131              --              --
FileNET Corp. (NON)                  44,100         802,069          59,300       1,078,519              --              --
Fiserv, Inc. (NON)                      600          35,925           1,300          77,838              --              --
Forrester Research, Inc. (NON)        6,300         401,625              --              --              --              --
Globix Corp. (NON)                    8,700         202,819          38,600         899,863              --              --
Go2Net, Inc. (NON)                    4,600         249,622              --              --              --              --
GoTo.com, Inc. (NON)                  8,700         143,550              --              --              --              --
HiQ International AB (Sweden)        51,202         417,465              --              --              --              --
InfoSpace.com, Inc. (NON)            36,700       1,110,175          61,100       1,848,275           7,100         214,775
Internet Capital Group, Inc. (NON)    1,200          20,925           2,600          45,338              --              --
Internet Pictures Corp. (NON)        16,200          88,088              --              --              --              --
Intranet Solutions, Inc. (NON)        4,400         220,000              --              --              --              --
Jack Henry & Associates, Inc.         3,900         169,163              --              --              --              --
Keane, Inc. (NON)                    19,600         341,040          32,100         558,540              --              --
LifeMinders, Inc. (NON)               5,100         116,981              --              --              --              --
Logica PLC (United Kingdom)          14,500         476,840              --              --              --              --
Logitech International (Switzerland)
(NON)                                 1,384         435,704              --              --              --              --
LookSmart, Ltd. (NON)                12,700         142,081              --              --              --              --
Lycos, Inc. (NON)                     7,900         543,248           1,600         110,025              --              --
MTS Systems Corp.                    56,200         393,400          87,300         611,100              --              --
Management Network Group, Inc. (The)
(NON)                                14,860         310,203          65,300       1,363,138              --              --
MarchFirst, Inc. (NON)                  505           7,922           1,138          17,852              --              --
Navisite Technologies, Inc. (NON)       500          13,469           1,000          26,938              --              --
PSINet, Inc. (NON)                      600           5,775           1,300          12,513              --              --
Pandatel AG (Germany) (NON)           1,250         122,405              --              --              --              --
Paychex, Inc.                        25,250       1,325,625          42,650       2,239,125           4,700         246,750
Pilot Network Services, Inc. (NON)    5,270          54,676          23,200         240,700              --              --
Predictive Systems, Inc. (NON)           80           1,545             100           1,931              --              --
Rare Medium Group, Inc. (NON)        11,400          84,788              --              --              --              --
SEI Investments Co.                     800          56,600           1,800         127,350              --              --
Safeguard Scientifics, Inc. (NON)     1,400          27,913           2,900          57,819              --              --
Sapient Corp. (NON)                   1,200          48,825           2,400          97,650              --              --
Scient Corp. (NON)                      900          18,844           2,000          41,875              --              --
Siliconware Precision Industries ADR
(Taiwan) (NON)                       42,100         207,869              --              --              --              --
Softbank Corp. (Japan)                  800          74,794              --              --              --              --
SunGard Data Systems, Inc. (NON)        800          34,250           1,700          72,781              --              --
Support.com, Inc. (NON)               4,200         128,625          18,400         563,500              --              --
Symbol Technologies, Inc.             1,050          37,734           2,200          79,063              --              --
Tech Data Corp. (NON)                 6,000         256,500              --              --              --              --
Telxon Corp.                         34,400         602,000          53,600         938,000              --              --
U.S. Interactive, Inc. (NON)             --              --             500           1,266             300             759
Unisys Corp. (NON)                    2,500          28,125           5,200          58,500              --              --
Yahoo!, Inc. (NON)                    2,000         182,000           4,200         382,200              --              --
                                             --------------                  --------------                  --------------
                                                 19,333,198                      25,501,312                       1,164,759

Telecommunications                                     4.2%                            2.9%                            0.8%
---------------------------------------------------------------------------------------------------------------------------
ALLTEL Corp.                         34,265       1,788,205          59,670       3,114,028           6,800         354,875
APAC Customer Services, Inc. (NON)   24,500         130,156              --              --              --              --
AT&T Wireless Group (NON)             1,200          25,050           2,500          52,188              --              --
Advanced Info Service (Thailand)
(NON)                                30,400         256,637              --              --              --              --
Airgate PCS, Inc. (NON)               8,200         367,975          36,100       1,619,988              --              --
Alamosa PCS Holdings, Inc. (NON)      8,000         129,500          35,500         574,656              --              --
Allegiance Telecom, Inc. (NON)          650          24,213           1,450          54,013              --              --
American Telephone & Telegraph Co.  122,408       3,595,735         220,169       6,467,464          20,700         608,063
American Tower Corp. Class A (NON)      600          22,613           1,300          48,994              --              --
At Home Corp. (NON)                     600           8,475           1,300          18,363              --              --
BCE, Inc. (Canada)                   13,599         316,897          25,829         601,892              --              --
Boston Communications Group (NON)     7,300         140,525          32,400         623,700              --              --
Brasil Telecom Participacoes S/A ADR
(Brazil)                              6,700         390,275              --              --              --              --
British Telecommunications PLC ADR
(United Kingdom)                     64,000         672,549              --              --              --              --
Carphone Warehouse Group PLC 144A
(United Kingdom) (NON)               38,100         109,245              --              --              --              --
CTC Communications Group, Inc. (NON)  3,900          78,975          17,300         350,325              --              --
Cable & Wireless PLC
(United Kingdom)                    163,628       2,333,777         139,364       1,987,707          14,876         212,172
Carphone Warehouse Group PLC 144A
(United Kingdom) (NON)              139,561         400,166              --              --              --              --
Carso Global Telecom (Mexico) (NON) 691,442       1,677,155         482,727       1,170,898              --              --
CenturyTel, Inc.                        500          13,625           1,000          27,250              --              --
China Telecom, Ltd. (Hong Kong)
(NON)                               671,998       4,460,335         510,000       3,385,086          54,500         361,740
China Unicom, Ltd. (Hong Kong)
(NON)                               208,000         465,530              --              --              --              --
Choice One Communications, Inc.
(NON)                                 4,900          59,719          21,600         263,250              --              --
Clearnet Communications, Inc.
(Canada) (NON)                       26,367       1,169,257              --              --              --              --
Colt Telecommunications Group PLC
(United Kingdom) (NON)               16,375         469,524              --              --              --              --
Comdisco, Inc.                          600          11,438           1,300          24,781              --              --
Compania Telecommunications de Chile
S.A. ADR (Chile)                     15,500         269,313              --              --              --              --
Covad Communications Group, Inc.
144A (NON)                              950          12,706           2,000          26,750              --              --
DDI Corp. (Japan)                         2          14,429              --              --              --              --
Deutsche Telekom AG (Germany)        18,900         648,602              --              --              --              --
Digi.com Berhad (Malaysia) (NON)    147,000         263,053              --              --              --              --
Embratel Participacoes S/A (Brazil)   8,900         130,845              --              --              --              --
Embratel Participacoes S/A ADR
(Brazil)                             25,000         462,500              --              --              --              --
Energis PLC (United Kingdom) (NON)  154,700       1,092,931              --              --              --              --
France Telecom SA (France)            9,800       1,049,571              --              --              --              --
Global Light Telecom, Inc. (Canada)
(NON)                                10,800          55,620              --              --              --              --
Hellenic Telecommunications
Organization SA (Greece)             16,264         313,005              --              --              --              --
Hellenic Telecommunications
Organization SA GDR (Greece)         53,200         492,100              --              --              --              --
Inet Technologies, Inc. (NON)           500          14,625           1,000          29,250              --              --
Infonet Services Corp. (NON)            500           5,281           1,000          10,563              --              --
KPNQwest NV (Netherlands) (NON)      26,523         754,605              --              --              --              --
Kingston Communication (Hull) PLC
(United Kingdom)                     89,903         552,767              --              --              --              --
Leap Wireless (NON)                   5,200         325,325             309          19,332             447          27,965
Level 3 Communication, Inc. (NON)     1,900         146,538           4,000         308,500              --              --
Liberty Digital, Inc. Class A (NON)     400           8,100             800          16,200              --              --
MCK Communications, Inc. (NON)       19,100         432,138          84,600       1,914,075              --              --
MGC Communications, Inc. (NON)          604           5,266              --              --             120           1,046
Mahanager Telephone GDR 144A (India) 70,500         361,313              --              --              --              --
McLeodUSA, Inc. Class A (NON)         2,300          32,919           4,800          68,700              --              --
Metrocall, Inc. (NON)                26,100          78,300              --              --              --              --
Metromedia Fiber Network, Inc.
Class A (NON)                        75,500       1,835,594         126,500       3,075,531          14,600         354,963
Mpower Communications Corp. (NON)        --              --              45             392              31             270
NTL, Inc. (United Kingdom) (NON)        800          37,050           1,700          78,731              --              --
NTT DoCoMo (Japan) (NON)                215       6,169,583             163       4,677,404              25         717,393
Net2Phone, Inc. (NON)                 3,900          87,750              --              --              --              --
NetCom AB (Sweden) (NON)              4,081         209,391              --              --              --              --
Nextel Communications, Inc. Class A
(NON)                                34,500       1,612,875          58,200       2,720,850           6,300         294,525
Nextlink Communications, Inc.
Class A (NON)                        31,000       1,090,813          52,500       1,847,344           5,700         200,569
Nippon Telegraph and Telephone Corp.
(Japan) (NON)                           715       7,015,644             684       6,711,469              74         726,095
Panafon Hellenic Telecommunication
GDR                                  44,000         418,000              --              --              --              --
Peco II, Inc. (NON)                   5,200         243,425          23,200       1,086,050              --              --
Pinnacle Holdings, Inc. (NON)         7,900         210,338          36,000         958,500              --              --
Portugal Telecom SA (Portugal)       15,800         162,387              --              --              --              --
Price Communications Corp. (NON)     13,592         265,894          59,800       1,169,838              --              --
Qwest Communications International,
Inc. (NON)                            7,563         363,497          16,034         770,634              --              --
RCN Corp. (NON)                         300           6,225             600          12,450              --              --
Research in Motion, Ltd. (Canada)
(NON)                                 2,500         246,406              --              --              --              --
Rhythms Netconnections, Inc. (NON)   16,900         124,638              --              --              --              --
Royal PTT (United Kingdom)            9,300         202,486              --              --              --              --
Rural Cellular Corp. Class A (NON)    3,560         242,525          15,800       1,076,375              --              --
SBA Communications Corp. (NON)       11,530         483,539          50,300       2,109,456              --              --
SK Telecom Co., Ltd. (South Korea)    6,120       1,492,951              --              --              --              --
SK Telecom Co., Ltd. ADR
(South Korea)                        11,400         292,125              --              --              --              --
Somera Communications, Inc. (NON)    11,880         112,860          52,000         494,000              --              --
Sonera Group OYJ (Finland)            3,900          99,089              --              --              --              --
Sprint Corp.                         61,100       1,790,994         106,200       3,112,988          11,900         348,819
Sprint Corp. (PCS Group) (NON)       56,600       1,984,538          95,400       3,344,963          10,700         375,169
Sunrise Telecom, Inc. (NON)             800          23,050           1,700          48,981              --              --
Swisscom AG ADR (Switzerland)           700         171,557              --              --              --              --
Taiwan Cellular Corp. (Taiwan) (NON) 69,000         167,486              --              --              --              --
Tele Celular Sul Participacoes S/A
(Brazil)                             74,000         172,560              --              --              --              --
Tele Celular Sul Participacoes S/A
ADR (Brazil)                         19,200         576,000              --              --              --              --
Tele Danmark A/S (Denmark)            3,200         176,049              --              --              --              --
Tele Norte Leste Participacoes S/A
ADR (Brazil)                         29,600         677,100              --              --              --              --
Telecom Italia Mobile SpA (Italy)    80,000         646,476              --              --              --              --
Telefonos de Mexico SA ADR Class L
(Mexico)                            115,633       6,150,230          74,173       3,945,076              --              --
Telephone and Data Systems, Inc.        500          55,350           1,000         110,700              --              --
Telesp Celular Participacoes S/A ADR
(Brazil)                             35,200         464,052              --              --              --              --
Teligent, Inc. Class A (NON)         12,600         163,800              --              --              --              --
Uecomm, Ltd 144A (NON)               44,100          38,194              --              --              --              --
United States Cellular Corp. (NON)      300          21,000             600          42,000              --              --
Versatel Telecom International NV
(Netherlands) (NON)                  23,322         536,999              --              --              --              --
Vodafone Group PLC
(United Kingdom)                  4,723,289      17,627,078       4,130,880      15,416,238         440,041       1,642,211
VoiceStream Wireless Corp. (NON)      1,300         150,881           2,700         313,369              --              --
Western Wireless Corp. (NON)            600          21,375           1,200          42,750              --              --
Williams PLC (United Kingdom)        82,300         401,410         138,398         675,022          14,776          72,068
WinStar Communications, Inc. (NON)      500           7,750           1,722          26,691             380           5,890
Worldcom, Inc. (NON)                 21,800         662,175          46,300       1,406,363              --              --
                                             --------------                  --------------                  --------------
                                                 82,350,592                      78,052,118                       6,303,833

Telephone                                              0.7%                            0.4%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
BCE, Inc. (Canada)                  111,300       2,601,638          29,085         679,862              --              --
Broadwing, Inc.                         600          15,338           1,200          30,675              --              --
CT Communications, Inc.              16,800         341,250          26,400         536,250              --              --
Elisa Communications OYJ (Finland)   12,750         455,434              --              --              --              --
Korea Telecom Corp. (South Korea)    43,800       1,472,775          50,300       1,691,338              --              --
Manitoba Telecom Svcs, Inc. (Canada) 25,129         505,387              --              --              --              --
Tampere Telephone PLC (Finland)      14,531          89,735              --              --              --              --
Telecom Corp. of New Zealand, Ltd.
(New Zealand)                        50,000         124,267              --              --              --              --
Telecom Italia SpA (Italy)           31,000         329,272              --              --              --              --
TelecomAsia Corporation Public Co.,
Ltd. (Thailand) (NON)               467,800         313,383              --              --              --              --
Telefonica SA (Spain) (NON)         306,830       6,076,888         299,382       5,929,377          67,664       1,340,112
Telefonica SA ADR (Spain) (NON)       9,508         565,132          18,309       1,088,241              --              --
Telekom Malaysia Berhad (Malaysia)  114,000         300,000              --              --              --              --
                                             --------------                  --------------                  --------------
                                                 13,190,499                       9,955,743                       1,340,112

Textiles                                               0.2%                            0.1%                             --%
---------------------------------------------------------------------------------------------------------------------------
Adidas-Salomon AG (Germany)          17,400         951,717              --              --              --              --
Culp, Inc.                           31,700         126,800          48,400         193,600              --              --
Far Eastern Textile, Ltd. (Taiwan)  243,760         260,810              --              --              --              --
Interface, Inc.                      33,800         269,344          53,100         423,141              --              --
Liz Claiborne, Inc.                     500          19,250           1,000          38,500              --              --
Nike, Inc.                              600          24,038           1,200          48,075              --              --
OshKosh B' Gosh, Inc. Class A        12,500         190,234          19,500         296,766              --              --
Shaw Industries, Inc.                51,800         958,300          89,000       1,646,500          10,800         199,800
Ted Baker PLC (United Kingdom)        7,495          52,176              --              --              --              --
V. F. Corp.                             600          14,813           1,200          29,625              --              --
WESCO International, Inc. (NON)      26,500         212,000              --              --              --              --
Wolverine World Wide, Inc.           39,000         363,188          60,800         566,200              --              --
                                             --------------                  --------------                  --------------
                                                  3,442,670                       3,242,407                         199,800

Tire and Rubber                                         --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The)        600          10,800           1,200          21,600              --              --
Michelin Corp. Class B SA (France)    5,000         138,947              --              --              --              --
                                             --------------                  --------------                  --------------
                                                    149,747                          21,600                              --

Tobacco                                                0.5%                            0.5%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
British American Tobacco PLC
(United Kingdom)                     80,800         521,876              --              --              --              --
Cie Finance Richemont AG
(Switzerland)                         1,763       5,300,223           2,454       7,377,622             261         784,661
ITC, Ltd. (India)                    15,800         246,182              --              --              --              --
Philip Morris Cos., Inc.            128,203       3,773,976         226,125       6,656,555          23,871         702,703
R.J. Reynolds Tobacco Holdings,
Inc.                                  2,000          64,500           4,200         135,450              --              --
UST, Inc.                             3,200          73,200           6,700         153,263              --              --
                                             --------------                  --------------                  --------------
                                                  9,979,957                      14,322,890                       1,487,364

Toys                                                   0.1%                            0.1%                             --%
---------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                            500           5,719           1,000          11,438              --              --
Mattel, Inc.                          3,200          35,800           6,700          74,956              --              --
Nintendo Co., Ltd. (Japan) (NON)      8,400       1,534,129          11,600       2,118,560           1,900         347,005
Toys R Us (NON)                       1,600          26,000           3,300          53,625              --              --
Zapf Creaton AG (Germany)            12,694         559,932              --              --              --              --
                                             --------------                  --------------                  --------------
                                                  2,161,580                       2,258,579                         347,005

Transaction Processing                                  --%                            0.1%                             --%
---------------------------------------------------------------------------------------------------------------------------
Concord EFS, Inc. (NON)               1,700          60,377           3,600         127,856              --              --
NOVA Corp./Georgia (NON)                600          10,275           1,200          20,550              --              --
National Data Corp.                  27,500         902,344          43,100       1,414,219              --              --
                                             --------------                  --------------                  --------------
                                                    972,996                       1,562,625                              --

Transportation Services                                0.1%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Beijing Capital international Airport
(China)                             146,000          26,778              --              --              --              --
Firstgroup PLC (United Kingdom)     218,294         703,352              --              --              --              --
Grupo Aeroportuario del Sureste SA
de CV ADR (Mexico) (NON)             61,900         940,106              --              --              --              --
TNT Post Group NV (Netherlands)       4,800         111,581              --              --              --              --
                                             --------------                  --------------                  --------------
                                                  1,781,817                              --                              --

Trucks and Parts                                        --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                1,000          53,188           2,100         111,694              --              --
PACCAR, Inc.                            500          18,531           1,000          37,063              --              --
                                             --------------                  --------------                  --------------
                                                     71,719                         148,757                              --

Utilities                                               --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
BSES, Ltd. GDR (India)               44,600         219,609              --              --              --              --
Celcaribe S.A. (France) (NON)        28,943           3,618              --              --           2,316             290
Electrabel SA (Belgium)                 800         167,900              --              --              --              --
Tenneco, Inc. (Malaysia)             69,000         205,184              --              --              --              --
                                             --------------                  --------------                  --------------
                                                    596,311                              --                             290

Waste Management                                       0.1%                            0.2%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Republic Services, Inc. (NON)        38,300         502,688          65,200         855,750           8,200         107,625
Stericycle, Inc. (NON)                6,400         156,800          10,000         245,000              --              --
Waste Connections, Inc. (NON)         7,900         202,438          35,200         902,000              --              --
Waste Management, Inc.               90,100       1,571,119         155,000       2,702,813          18,300         319,106
                                             --------------                  --------------                  --------------
                                                  2,433,045                       4,705,563                         426,731

Water Utilities                                         --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Anglian Water PLC (United Kingdom)   15,800         135,210              --              --              --              --
                                             --------------                  --------------                  --------------
Total Common Stocks
(cost $1,294,483,631, $1,410,971,863
and $112,609,147)                            $1,346,293,316                  $1,583,110,699                    $122,899,699
---------------------------------------------------------------------------------------------------------------------------

                                        GROWTH                              BALANCED                    CONSERVATIVE
                                                      12.3%                            3.6%                            7.3%
ASSET BACKED                     Principal                        Principal                       Principal
SECURITIES(a)                      Amount             Value         Amount            Value         Amount            Value
---------------------------------------------------------------------------------------------------------------------------
Advanta Mortgage Loan Trust Ser.
97-2, Class A2, 7.05s, 2021    $         --  $           --      $  120,791  $      120,229      $  116,209  $      115,669
Advanta Mortgage Loan Trust Ser.
99-2, Class A4, 6.89s, 2029       1,400,000       1,341,594       6,000,000       5,749,688       3,000,000       2,874,844
Advanta Mortgage Loan Trust Ser.
97-4, Class A7, 6.63s, 2029              --              --       1,515,000       1,478,013       1,275,000       1,243,872
CN Finance Ser. 00-5, Class A6,
7.96s, 2032                         505,000         505,947       2,105,000       2,108,947       1,090,000       1,092,044
Capital One Master Trust Ser.
99-2, Class A, 6.74s, 2005       12,679,000      12,651,233       4,212,000       4,202,776         609,000         607,666
Capital One Master Trust Ser.
96-2, Class A, 6.72s, 2005        8,435,000       8,432,301       2,870,000       2,869,082       1,695,000       1,694,458
Chase Credit Card Master Trust
Ser. 00-2, Class A, 6.72s, 2005  10,012,000      10,021,311       3,326,000       3,329,093       2,162,000       2,164,011
Chevy Chase Master Credit Card
Trust Ser. 95-C, Class A, 6.88s,
2006                              6,488,000       6,494,034       2,208,000       2,210,053       1,304,000       1,305,213
Citibank Credit Card Issuance
Trust Ser. 00-A1, Class A1, 6.9s,
2007                              2,500,000       2,506,250              --              --              --              --
Conseco Finance Securitization
Ser. 00-4, Class A6, 8.31s,
2032                                505,000         515,413       2,070,000       2,112,683       1,080,000       1,102,270
Conseco Finance Securitization
Corp. Ser. 00-4, Class A4, 7.73s,
2032                              1,515,000       1,533,453       6,200,000       6,275,516       3,240,000       3,279,463
Contimortgage Home Equity Loan
Trust Ser. 97-1, Class M2, 7.67s,
2028                                     --              --          38,986          19,286              --              --
Discover Card Master Trust I Ser.
00-3, Class A, 6.74s, 2005       15,000,000      15,000,000       5,000,000       5,000,000       5,000,000       5,000,000
Federal Home Loan Mortgage
Acceptance Corp. Ser. T-25,
Class A1, 6.76s, 2030            22,064,115      22,064,115       1,885,298       1,885,298              --              --
First Plus Ser. 98-A, Class A,
8 1/2s, 2023                        179,015         133,310         386,509         287,829         594,004         442,347
First USA Credit Card Master
Trust Ser. 95-2, Class A, 6.86s,
2004                              7,096,000       7,115,940       1,304,000       1,307,664              --              --
First USA Credit Card Master
Trust Ser. 98-1, Class A, 6.70s,
2006                              9,495,000       9,497,943       3,155,000       3,155,978       2,050,000       2,050,636
Fleet Credit Card Master Trust II
Ser. 00-B, Class A, 6.223s,
2005                             15,000,000      15,004,650       5,000,000       5,001,550       5,000,000       5,001,550
MBNA Master Credit Card Trust
Ser. 96-E, Class A, 6.97s,
2005                             30,000,000      30,075,000      12,000,000      12,030,000       8,000,000       8,020,000
MBNA Master Credit Card Trust
Ser. 95-E, Class A, 6.84s,
2005                              9,213,000       9,241,745         787,000         789,455              --              --
MBNA Master Credit Card Trust
Ser. 96-J, Class A, 6.77s,
2006                             30,000,000      30,056,100      20,000,000      20,037,400      20,000,000      20,037,400
MBNA Master Credit Card Trust
Ser. 96-K, Class A, 6.75s,
2006                              9,365,000       9,376,706       3,112,000       3,115,890       2,023,000       2,025,529
MBNA Master Credit Card Trust
Ser. 00-B, Class A, 6.74s,
2005                             30,000,000      30,018,600      10,000,000      10,006,200              --              --
MBNA Master Credit Card Trust
Ser. 98-A, Class A, 6.73s,
2005                             21,345,000      21,351,617       4,743,000       4,744,470       2,407,000       2,407,746
Provident Bank Home Equity Loan
Trust Ser. 99-1, class A2, 6.77s,
2019                                     --              --         180,498         180,498              --              --
                                             --------------                  --------------                  --------------
Total Asset Backed Securities
(cost $242,912,271, $97,960,942
and $60,534,144)                             $  242,937,262                  $   98,017,598                  $   60,464,718

---------------------------------------------------------------------------------------------------------------------------
                                        GROWTH                              BALANCED                    CONSERVATIVE
                                                       8.2%                           11.2%                           33.0%
CORPORATE BONDS                  Principal                        Principal                       Principal
AND NOTES (a)                      Amount             Value         Amount            Value         Amount            Value

Advertising and Marketing Services                     0.1%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Adams Outdoor Advertising sr.
notes 10 3/4s, 2006            $     95,000  $       97,850      $       --  $           --      $   60,000  $       61,800
Interact Operating Co. notes
14s, 2003                           228,980          11,449              --              --          51,520           2,576
Lamar Media Corp. company guaranty
9 5/8s, 2006                        530,000         542,588              --              --         615,000         629,606
Lamar Media Corp. sr. sub. notes 9
1/4s, 2007                          835,000         847,525              --              --         110,000         111,650
Lamar Media Corp. company guaranty
8 5/8s, 2007                         75,000          73,875              --              --          10,000           9,850
SFX Entertainment, Inc. company
guaranty 9 1/8s, 2008               290,000         303,050              --              --              --              --
SFX Entertainment, Inc. 144A
company guaranty Ser. B, 9 1/8s,
2008                                340,000         355,300              --              --         450,000         470,250
                                             --------------                  --------------                  --------------
                                                  2,231,637                              --                       1,285,732

Aerospace and Defense                                  0.2%                            0.5%                            1.0%
---------------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp. company guaranty
8 5/8s, 2007                        835,000         688,875              --              --         220,000         181,500
Argo-Tech Corp. company guaranty
Ser. D, 8 5/8s, 2007                 80,000          65,600              --              --         240,000         196,800
BE Aerospace, Inc. sr. sub. notes
9 1/2s, 2008                        405,000         395,888              --              --         300,000         293,250
BE Aerospace, Inc. sr. sub. notes
Ser. B, 8s, 2008                    380,000         341,050              --              --              --              --
Decrane Aircraft Holdings company
guaranty Ser. B, 12s, 2008               --              --              --              --         150,000         138,750
L-3 Communications Corp. sr. sub.
notes Ser. B, 10 3/8s, 2007         465,000         475,463              --              --         380,000         388,550
L-3 Communications Corp. sr. sub.
notes 8 1/2s, 2008                  320,000         298,400              --              --          70,000          65,275
L-3 Communications Corp. company
guaranty Ser. B, 8s, 2008           300,000         271,500              --              --          80,000          72,400
Lockheed Martin Corp. bonds 8 1/2s,
2029                                     --              --       3,265,000       3,440,428       1,830,000       1,928,326
Lockheed Martin Corp. company
guaranty 7.45s, 2004                     --              --       2,770,000       2,793,684       1,435,000       1,447,269
Lockheed Martin Corp. company
guaranty 7 1/4s, 2006                    --              --       4,765,000       4,726,642       2,475,000       2,455,076
Moog, Inc. sr. sub. notes Ser.
B, 10s, 2006                        580,000         575,650              --              --         220,000         218,350
Sequa Corp. med. term notes 10s,
2001                                120,000         120,850              --              --          30,000          30,212
Sequa Corp. sr. notes 9s, 2009       50,000          49,000       1,070,000       1,048,600         990,000         970,200
                                             --------------                  --------------                  --------------
                                                  3,282,276                      12,009,354                       8,385,958

Agriculture                                             --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Premium Standard Farms, Inc. sr.
sec. notes 11s, 2003 (PIK)           21,122          19,221                              --         519,560         472,800

Airlines                                               0.1%                            0.2%                            0.5%
---------------------------------------------------------------------------------------------------------------------------
Airbus Industries 144A equipment
trust 12.266s, 2020                 200,000         212,291         548,692         582,412         450,000         477,655
Calair LLC 144A company guaranty
8 1/8s, 2008                        710,000         667,400       1,970,000       1,851,800       1,100,000       1,034,000
Continental Airlines, Inc. notes 8s,
2005                                130,000         123,375              --              --          70,000          66,433
Continental Airlines, Inc.
pass-through certificates Ser.
981C, 6.541s, 2009                       --              --       2,099,375       2,006,330       1,112,489       1,063,184
Northwest Airlines, Inc. company
guaranty 8.52s, 2004                     --              --       1,100,000       1,062,424         950,000         917,548
Northwest Airlines, Inc. company
guaranty 8 3/8s, 2004               410,000         392,743              --              --          40,000          38,316
Northwest Airlines, Inc. company
guaranty 7 7/8s, 2008                    --              --              --              --          40,000          36,453
Northwest Airlines, Inc. company
guaranty 7 5/8s, 2005                    --              --              --              --         130,000         121,573
US Air, Inc. pass-through
certificates Ser. 93A3, 10 3/8s,
2013                                 90,000          82,125              --              --         100,000          91,250
US Air, Inc. pass-through
certificates Ser. 93-A2, 9 5/8s,
2003                                100,000          95,572       1,100,000       1,051,292         400,000         382,288
                                             --------------                  --------------                  --------------
                                                  1,573,506                       6,554,258                       4,228,700

Automotive                                             0.3%                            0.4%                            1.1%
---------------------------------------------------------------------------------------------------------------------------
Aftermarket Technology Corp. sr.
sub. notes 12s, 2004                763,000         763,000              --              --         398,000         398,000
Chrysler Corp. deb. Ser. B, 7.45s,
2097                                     --              --       1,715,000       1,554,699         990,000         897,465
Collins & Aikman Products, Inc.
company guaranty 11 1/2s, 2006      160,000         155,200              --              --          80,000          77,600
Delphi Automotive Systems Corp.
notes 6 1/8s, 2004                       --              --       3,660,000       3,493,031       1,895,000       1,808,550
Dura Operating Corp. company
guaranty Ser. B, 9s, 2009           650,000         559,000              --              --         340,000         292,400
Federal Mogul Corp. notes 7 3/4s,
2006                              1,510,000         588,900         490,000         191,100       1,050,000         409,500
Federal Mogul Corp. notes 7 1/2s,
2009                                280,000         106,400       3,370,000       1,280,600       3,180,000       1,208,400
Federal Mogul Corp. notes 7 3/8s,
2006                                 90,000          35,100         240,000          93,600          90,000          35,100
Hayes Wheels International, Inc.
144A sr. sub. notes 9 1/8s,
2007                                     --              --              --              --         320,000         280,000
Hayes Wheels International, Inc.
company guaranty Ser. B, 9 1/8s,
2007                                665,000         591,850              --              --         280,000         249,200
Lear Corp. sub. notes 9 1/2s,
2006                                150,000         151,367         730,000         736,650         250,000         252,278
Lear Corp. company guaranty 8.11s,
2009                                720,000         684,475              --              --         450,000         427,797
Lear Corp. company guaranty Ser. B,
7.96s, 2005                          40,000          38,325              --              --              --              --
Navistar International Corp. sr.
notes Ser. B, 7s, 2003              500,000         475,000         640,000         608,000         250,000         237,500
Oxford Automotive, Inc. company
guaranty Ser. D, 10 1/8s, 2007      700,000         630,000              --              --         370,000         333,000
Safety Components International,
Inc. sr. sub. notes Ser. B, 10
1/8s, 2007 (In default) (NON)       160,000          64,000              --              --          35,000          14,000
Talon Automotive Group sr. sub.
notes Ser. B, 9 5/8s, 2008          780,000         195,000              --              --         190,000          47,500
Tenneco, Inc. company guaranty
Ser. B, 11 5/8s, 2009 (Malaysia)    720,000         460,800              --              --         390,000         249,600
Visteon Corp. sr. notes 8 1/4s,
2010                                     --              --       3,780,000       3,785,973       1,950,000       1,953,081
                                             --------------                  --------------                  --------------
                                                  5,498,417                      11,743,653                       9,170,971

Banking                                                0.1%                            1.4%                            3.1%
---------------------------------------------------------------------------------------------------------------------------
Bank One Corp. sub notes 7 7/8s,
2010                                     --              --       5,725,000       5,858,074       2,950,000       3,018,571
BankAmerica Corp. sr. notes 5 7/8s,
2009                                     --              --       4,750,000       4,317,180       2,490,000       2,263,111
Bank United Corp. sub. notes 8 7/8s,
2007                                120,000         118,723       2,025,000       2,003,454       1,785,000       1,766,008
Chevy Chase Savings Bank, Inc.
sub. deb. 9 1/4s, 2008              460,000         424,350              --              --              --              --
Chevy Chase Savings Bank, Inc.
sub. deb. 9 1/4s, 2005              120,000         112,950              --              --         300,000         282,375
Citicorp sub. notes 6 3/8s, 2008         --              --       1,190,000       1,130,262         565,000         536,637
Citigroup, Inc. deb. 6 5/8s, 2028        --              --       1,770,000       1,554,626         970,000         851,970
Colonial Capital II 144A company
guaranty 8.92s, 2027                 35,000          32,212         540,000         496,984         980,000         901,933
Dime Capital Trust I bank guaranty
Ser. A, 9.33s, 2027                      --              --              --              --          30,000          27,584
First Union Institute Capital I
bonds 8.04s, 2026                        --              --       4,530,000       4,045,924       2,370,000       2,116,742
First Union National Bank sub.
notes 7 7/8s, 2010                       --              --       1,910,000       1,940,445       1,075,000       1,092,136
Firstar Bank Milwaukee sr. bank
notes 6 1/4s, 2002                       --              --       1,420,000       1,396,542         805,000         791,701
GS Escrow Corp. sr. notes 7 1/8s,
2005                                875,000         807,905       3,850,000       3,554,782       3,565,000       3,291,636
Imperial Bank sub. notes 8 1/2s,
2009                                     --              --       2,700,000       2,458,408       2,300,000       2,094,199
Merita Bank, Ltd. sub. notes 6 1/2s,
2006 (Finland)                           --              --       1,230,000       1,181,944         645,000         619,800
NationsBank Corp. sub. notes 6 7/8s,
2005                                     --              --       1,385,000       1,371,081         740,000         732,563
Peoples Bank-Bridgeport sub. notes
7.2s, 2006                               --              --       1,075,000       1,002,180         595,000         554,695
Peoples Heritage Capital Trust
company guaranty Ser. B, 9.06s,
2027                                     --              --         210,000         205,764         175,000         171,470
Provident Capital Trust company
guaranty 8.6s, 2026                      --              --         190,000         160,514              --              --
Riggs Capital Trust 144A bonds
8 5/8s, 2026                         35,000          27,978         120,000          95,926          70,000          55,957
Sovereign Bancorp, Inc. sr. notes
10 1/2s, 2006                       190,000         192,850       4,420,000       4,486,300       3,730,000       3,785,950
Sovereign Capital Trust company
guaranty 9s, 2027                    50,000          36,685              --              --          45,000          33,017
St. Paul Bancorp sr. notes 7 1/8s,
2004                                     --              --       1,070,000       1,043,100         585,000         570,293
Superior Financial 144A sr. notes
8.65s, 2003                              --              --              --              --         240,000         232,684
Webster Capital Trust I 144A bonds
9.36s, 2027                           5,000           4,255          20,000          17,022         140,000         119,153
                                             --------------                  --------------                  --------------
                                                  1,757,908                      38,320,512                      25,910,185

Beverage                                               0.1%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Triarc Consumer Products, Inc.
company guaranty 10 1/4s, 2009      980,000       1,096,375              --              --         510,000         570,563

Broadcasting                                           0.6%                            0.2%                            1.3%
---------------------------------------------------------------------------------------------------------------------------
AMFM Operating, Inc. deb. 12 5/8s,
2006 (PIK)                           25,500          29,198          63,600          72,822          22,200          25,419
Acme Television sr. disc. notes
10 7/8s, 2004                       680,000         646,000              --              --         360,000         342,000
Allbritton Communications Co. sr.
sub. notes Ser. B, 8 7/8s, 2008     680,000         635,800              --              --         360,000         336,600
Benedek Communications Corp. sr.
disc. notes stepped-coupon zero %
(13 1/4s, 5/15/01), 2006 (STP)    1,050,000         905,625              --              --         565,000         487,313
Capstar Broadcasting sr. disc.
notes stepped-coupon zero %
(12 3/4s, 2/1/02), 2009 (STP)     1,060,000       1,014,950              --              --         915,000         876,113
Capstar Broadcasting sub. deb.
12s, 2009 (PIK)                     234,100         269,215              --              --          56,900          65,435
Capstar Broadcasting sr. sub.
notes 9 1/4s, 2007                1,080,000       1,101,600              --              --         195,000         198,900
Citadel Broadcasting, Inc. sr.
sub. notes 10 1/4s, 2007            104,370         108,545              --              --         240,000         249,600
Diva Systems Corp. sr. disc.
notes, stepped-coupon Ser. B,
zero % (12 5/8s, 3/1/03), 2008
(STP)                             1,719,000         756,360              --              --         403,000         177,320
Echostar Broadband Corp. 144A
sr. notes 10 3/8s, 2007           2,360,000       2,360,000              --              --       1,250,000       1,250,000
Fox Family Worldwide, Inc. sr.
disc. notes stepped-coupon zero %
(10 1/4s, 11/1/02), 2007 (STP)      140,000         101,850              --              --          80,000          58,200
Fox Family Worldwide, Inc. sr.
notes 9 1/4s, 2007                  460,000         440,450              --              --         250,000         239,375
Golden Sky DBS, Inc. sr. disc.
notes, stepped-coupon Ser. B,
zero % (13 1/2s, 3/1/04), 2007
(STP)                               575,000         405,375              --              --              --              --
Golden Sky Systems company
guaranty Ser. B, 12 3/8s, 2006      750,000         821,250              --              --         300,000         328,500
Granite Broadcasting Corp. sr.
sub. notes 9 3/8s, 2005             225,000         182,250              --              --              --              --
Granite Broadcasting Corp. sr.
sub. notes 8 7/8s, 2008                  --              --              --              --         150,000         105,000
Knology Holdings, Inc. sr. disc.
notes stepped-coupon zero %
(11 7/8s, 10/15/02), 2007 (STP)     655,000         343,875              --              --         260,000         136,500
LIN Holdings Corp. sr. disc.
notes stepped-coupon zero %
(10s, 3/1/2003), 2008 (STP)         350,000         252,000              --              --         350,000         252,000
LIN Television Corp. company
guaranty 8 3/8s, 2008               740,000         708,550              --              --         290,000         277,675
News America Holdings, Inc. deb.
7.7s, 2025                               --              --       6,585,000       6,061,032       3,590,000       3,304,344
Onepoint Communications, Inc.
company guaranty Ser. B, 14 1/2s,
2008                                190,000         190,950              --              --          50,000          50,250
PHI Holdings, Inc. sr. sub.
notes zero %, 2001                  606,000         570,125              --              --         788,000         741,350
Pegasus Communications Corp. sr.
notes Ser. B, 9 3/4s, 2006          150,000         146,250              --              --          40,000          39,000
Pegasus Media & Communications
notes Ser. B, 12 1/2s, 2005         200,000         208,000              --              --         160,000         166,400
RCN Corp. sr. notes 10 1/8s,
2010                                     --              --              --              --         170,000         121,550
Radio One, Inc. company guaranty
Ser. B, 7s, 2004                    255,000         270,300              --              --         130,000         137,800
Scandinavian Broadcasting System
SA cv. sub. notes 7s, 2004
(Luxembourg)                             --              --         300,000         420,375         200,000         280,250
Spanish Broadcasting System, Inc.
sr. sub notes 9 5/8s, 2009          360,000         359,100              --              --         190,000         189,525
                                             --------------                  --------------                  --------------
                                                 12,827,618                       6,554,229                      10,436,419

Building Materials                                     0.2%                             --%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
American Architectural Products Corp.
company guaranty 11 3/4s, 2007
(In default) (NON)                  125,000          22,500              --              --          25,000           4,500
American Standard, Inc. company
guaranty 7 5/8s, 2010               315,000         296,888              --              --         270,000         254,475
American Standard, Inc. company
guaranty 7 1/8s, 2003               425,000         413,313              --              --         110,000         106,975
Atrium Companies, Inc. company
guaranty Ser. B, 10 1/2s, 2009      210,000         189,000              --              --          50,000          45,000
Building Materials Corp. company
guaranty 8s, 2008                   330,000         207,900       1,240,000         781,200         930,000         585,900
Dayton Superior Corp. company
guaranty 13s, 2009                  560,000         562,800              --              --         280,000         281,400
NCI Building Systems, Inc. sr.
sub. notes Ser. B, 9 1/4s, 2009     380,000         358,150              --              --         100,000          94,250
                                             --------------                  --------------                  --------------
                                                  2,050,551                         781,200                       1,372,500

Cable Television                                       0.4%                            0.2%                            1.0%
---------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp. sr.
notes Ser. B, 9 7/8s, 2007          585,000         549,900              --              --         295,000         277,300
Adelphia Communications Corp. sr.
notes Ser. B, 8 3/8s, 2008           60,000          52,350              --              --              --              --
Adelphia Communications Corp. sr.
notes 7 7/8s, 2009                       --              --         835,000         695,138         280,000         233,100
CSC Holdings, Inc. sr. sub. deb.
10 1/2s, 2016                        10,000          10,713          10,000          10,713         260,000         278,525
CSC Holdings, Inc. sr. sub. deb.
9 7/8s, 2013                        375,000         384,375       1,310,000       1,342,750       1,560,000       1,599,000
CSC Holdings, Inc. sr. notes
7 7/8s, 2007                             --              --       1,285,000       1,268,475         630,000         621,898
CSC Holdings, Inc. sr. notes
7 1/4s, 2008                             --              --         310,000         292,553         110,000         103,809
Century Communications Corp. sr.
notes 8 7/8s, 2007                  130,000         118,950          30,000          27,450          50,000          45,750
Charter Communications Holdings
LLC sr. disc. notes, stepped-coupon
zero % (11 3/4s, 1/15/05), 2010
(STP)                                70,000          40,950              --              --          40,000          23,400
Charter Communications Holdings
LLC sr. notes 8 5/8s, 2009        1,840,000       1,646,800              --              --         975,000         872,625
Classic Cable, Inc. company
guaranty 10 1/2s, 2010              210,000         178,500              --              --          60,000          51,000
Comcast UK Cable, Ltd. deb.
stepped-coupon zero % (11.2s,
11/15/00), 2007 (Bermuda) (STP)     550,000         519,750              --              --       1,090,000       1,030,050
Diamond Cable Communication Co.
sr. disc. notes stepped-coupon
zero % (10 3/4s, 2/15/02), 2007
(United Kingdom) (STP)            1,025,000         786,688       1,070,000         821,225       1,330,000       1,020,775
Jones Intercable, Inc. sr.
notes 8 7/8s, 2007                       --              --       1,230,000       1,274,194         340,000         352,216
NTL Communications Corp. 144A
sr. notes 11 7/8s, 2010           1,320,000       1,293,600              --              --         210,000         205,800
NTL Communications Corp. sr.
notes Ser. B, 11 1/2s, 2008         300,000         291,750              --              --              --              --
Supercanal Holdings S.A. 144A sr.
notes 11 1/2s, 2005 (In default)
(Argentina) (NON)                   420,000         176,400              --              --         100,000          42,000
TeleWest Communications PLC 144A
sr. disc. notes stepped-coupon
zero % (11 3/8s, 2/1/05), 2010
(United Kingdom) (STP)                   --              --              --              --         260,000         137,800
TeleWest Communications PLC deb.
stepped-coupon zero % (11s,
10/1/00), 2007 (United Kingdom)
(STP)                               710,000         678,050              --              --         170,000         162,350
TeleWest Communications PLC
144A sr. notes 9 7/8s, 2010
(United Kingdom)                    620,000         570,400              --              --         390,000         358,800
TeleWest Communications PLC sr.
disc. notes zero % (9 1/4s,
4/15/04) 2009 (United Kingdom)
(STP)                                60,000          31,800              --              --          30,000          15,900
United Pan-Europe NV sr. disc.
notes stepped-coupon Ser. B,
zero % (13 3/4s, 2/01/05), 2010
(Netherlands) (STP)               1,250,000         575,000              --              --         490,000         225,400
United Pan-Europe NV sr. disc.
notes stepped coupon zero %
(12 1/2s, 8/1/04), 2009
(Netherlands) (STP)                  80,000          38,400              --              --         460,000         220,800
United Pan-Europe NV sr. notes
Ser. B, 10 7/8s, 2009 (Netherlands)      --              --              --              --          80,000          67,800
Williams Communications Group,
Inc. 144A sr. notes 11.7s, 2008     400,000         388,000              --              --         210,000         203,700
                                             --------------                  --------------                  --------------
                                                  8,332,376                       5,732,498                       8,149,798

Chemicals                                              0.3%                            0.5%                            1.4%
---------------------------------------------------------------------------------------------------------------------------
Arco Chemical Co. deb. 9.8s, 2020        --              --              --              --         240,000         235,200
du Pont (E.I.) de Nemours & Co.,
Ltd. notes 6 7/8s, 2009                  --              --       6,715,000       6,579,961       3,475,000       3,405,118
Geo Specialty Chemicals, Inc. sr.
sub. notes 10 1/8s, 2008            340,000         299,200              --              --          70,000          61,600
Huntsman Corp. 144A sr. sub. notes
9 1/2s, 2007                        140,000         120,400              --              --         360,000         309,600
Huntsman Corp. 144A sr. sub. notes
FRN 10.0262s, 2007                  760,000         615,600              --              --         100,000          81,000
Huntsman ICI Chemicals, Inc.
company guaranty 10 1/8s, 2009    1,490,000       1,467,650              --              --         800,000         788,000
ISP Holdings, Inc. sr. notes
Ser. B, 9 3/4s, 2002                190,000         185,725         895,000         874,863         835,000         816,213
ISP Holdings, Inc. sr. notes
Ser. B, 9s, 2003                    100,000          90,000              --              --          50,000          45,000
Lyondell Petrochemical Co. sr.
sub. notes 10 7/8s, 2009                 --              --              --              --         710,000         688,700
Lyondell Petrochemical Co. sec.
notes Ser. B, 9 7/8s, 2007        1,630,000       1,597,400       2,950,000       2,891,000       3,575,000       3,503,500
Lyondell Petrochemical Co. notes
Ser. A, 9 5/8s, 2007                310,000         303,800       1,780,000       1,744,400         660,000         646,800
PCI Chemicals & Pharmaceuticals
company guaranty 9 1/4s, 2007
(India)                             100,000          49,500              --              --              --              --
Pioneer Americas Acquisition 144A
sr. notes 9 1/4s, 2007              185,000         118,400              --              --          90,000          57,600
Polymer Group, Inc. company
guaranty Ser. B, 9s, 2007            70,000          56,000              --              --         120,000          96,000
Polymer Group, Inc. company
guaranty Ser. B, 8 3/4s, 2008       440,000         347,600              --              --         150,000         118,500
Polytama International notes
11 1/4s, 2007 (Indonesia)           203,146          16,516              --              --          48,368           3,932
Royster-Clark, Inc. 1st mtge.
10 1/4s, 2009                       495,000         371,250              --              --         450,000         337,500
Sterling Chemicals Holdings sr.
disc. notes stepped-coupon zero %
(13 1/2s, 8/15/01), 2008 (STP)      370,000         148,000              --              --         100,000          40,000
Sterling Chemicals, Inc. company
guaranty Ser. B, 12 3/8s, 2006      500,000         510,000              --              --         260,000         265,200
Texas Petrochemical Corp. sr.
sub. notes Ser. B, 11 1/8s, 2006    140,000         119,000              --              --          70,000          59,500
                                             --------------                  --------------                  --------------
                                                  6,416,041                      12,090,224                      11,558,963

Coal                                                    --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Lodestar Holdings, Inc. company
guaranty 11 1/2s, 2005              710,000          99,400              --              --         190,000          26,600

Commercial and Consumer Services                        --%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Coinmach Corp. sr. notes Ser.
D, 11 3/4s, 2005                    830,000         830,000              --              --         440,000         440,000

Computers                                               --%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Unisys Corp. sr. notes 7 7/8s,
2008                                310,000         286,750         670,000         619,750         600,000         555,000

Conglomerates                                           --%                            0.1%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
Tyco International, Ltd. company
guaranty 6 3/8s, 2005                    --              --         935,000         908,268         515,000         500,276
Tyco International, Ltd. company
guaranty 6 1/4s, 2003                    --              --       1,785,000       1,738,769       1,030,000       1,003,323
                                             --------------                  --------------                  --------------
                                                         --                       2,647,037                       1,503,599

Construction                                            --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Morrison Knudsen Corp. 144A sr.
notes 11s, 2010                     720,000         738,000              --              --         375,000         384,375
Republic Group, Inc. sr. sub.
notes 9 1/2s, 2008                   55,000          54,450              --              --              --              --
                                             --------------                  --------------                  --------------
                                                    792,450                              --                         384,375

Consumer                                               0.1%                            0.1%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc. 144A sr. notes
7 1/8s, 2004                             --              --       3,040,000       3,033,160       1,690,000       1,686,198
Home Interiors & Gifts, Inc.
company guaranty 10 1/8s, 2008      730,000         218,088              --              --         370,000         110,538
Samsonite Corp. sr. sub. notes
10 3/4s, 2008                     1,090,000         861,100              --              --         220,000         173,800
                                             --------------                  --------------                  --------------
                                                  1,079,188                       3,033,160                       1,970,536

Consumer Finance                                        --%                            0.9%                            1.5%
---------------------------------------------------------------------------------------------------------------------------
Associates First Capital Corp. sr.
notes 6 1/4s, 2008                       --              --       3,590,000       3,354,891       2,030,000       1,897,055
Contifinancial Corp. sr. notes
8 3/8s, 2003 (In default) (NON)     505,000          70,700              --              --         135,000          18,900
Contifinancial Corp. sr. notes
8 1/8s, 2008 (In default) (NON)     730,000         102,200              --              --         200,000          28,000
Contifinancial Corp. sr. notes
7 1/2s, 2002 (In default) (NON)     810,000         113,400              --              --         210,000          29,400
Finova Capital Corp. sr. notes
7 5/8s, 2009                             --              --       2,700,000       1,876,500       1,300,000         903,500
Finova Capital Corp. notes 7.4s,
2007                                     --              --         520,000         353,600         290,000         197,200
Finova Capital Corp. notes 7 1/4s,
2004                                     --              --       2,050,000       1,537,500       1,120,000         840,000
Ford Motor Credit Corp. notes
7 3/8s, 2009                             --              --       5,475,000       5,349,185       2,840,000       2,774,737
Ford Motor Credit Corp. sr. notes
5.8s, 2009                               --              --       2,690,000       2,380,058       1,510,000       1,336,018
General Motors Acceptance Corp.
notes 6 5/8s, 2002                       --              --       1,600,000       1,589,120         900,000         893,880
Household Finance Corp. notes 8s,
2005                                     --              --       6,800,000       7,025,760       3,545,000       3,662,694
Outsourcing Solutions, Inc. sr.
sub. notes Ser. B, 11s, 2006        100,000          85,000              --              --         215,000         182,750
                                             --------------                  --------------                  --------------
                                                    371,300                      23,466,614                      12,764,134

Consumer Goods                                          --%                            0.2%                            0.5%
---------------------------------------------------------------------------------------------------------------------------
French Fragrances, Inc. company
guaranty Ser. D, 10 3/8s, 2007      180,000         175,500              --              --          40,000          39,000
French Fragrances, Inc. sr. notes
Ser. B, 10 3/8s, 2007               115,000         114,425              --              --          30,000          29,850
NBTY, Inc. 144A sr. sub. notes
8 5/8s, 2007                             --              --              --              --         530,000         453,150
Procter & Gamble Co. unsub. 6 7/8s,
2009                                     --              --       6,210,000       6,158,271       3,240,000       3,213,011
Revlon Consumer Products sr. notes
9s, 2006                            530,000         381,600              --              --         275,000         198,000
                                             --------------                  --------------                  --------------
                                                    671,525                       6,158,271                       3,933,011

Consumer Services                                       --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc. sr. sub. notes
8 1/4s, 2011                        490,000         445,900              --              --          40,000          36,400

Containers                                             0.3%                            0.2%                            0.5%
---------------------------------------------------------------------------------------------------------------------------
AEP Industries, Inc. sr. sub. notes
9 7/8s, 2007                        935,000         790,075              --              --         470,000         397,150
Ball Corp. company guaranty 8 1/4s,
2008                                290,000         272,600       2,275,000       2,138,500         455,000         427,700
Ball Corp. company guaranty 7 3/4s,
2006                                     --              --         545,000         512,300       1,877,000       1,764,380
Consumers International sr. notes
10 1/4s, 2005                        15,000           6,000              --              --           5,000           2,000
Huntsman Packaging Corp. 144A
company guaranty 13s, 2010               --              --              --              --         160,000         149,859
Owens-Illinois, Inc. sr. notes
8.1s, 2007                          350,000         318,458              --              --         510,000         464,039
Owens-Illinois, Inc. sr. notes
7.35s, 2008                         220,000         189,493         560,000         482,345         190,000         163,653
Owens-Illinois, Inc. sr. notes
7.15s, 2005                         430,000         393,076         670,000         612,467         230,000         210,250
Radnor Holdings, Inc. sr. notes
10s, 2003                           185,000         164,650         365,000         324,850         170,000         151,300
Tekni-Plex, Inc. 144A sr. sub.
notes 12 3/4s, 2010                 960,000         945,600              --              --         510,000         502,350
                                             --------------                  --------------                  --------------
                                                  3,079,952                       4,070,462                       4,232,681

Distribution                                            --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
RAB Enterprises, Inc. company
guaranty 10 1/2s, 2005              700,000         560,000              --              --         160,000         128,000

Electric Utilities                                      --%                            0.3%                            0.8%
---------------------------------------------------------------------------------------------------------------------------
Arizona Public Service Co. sr.
notes 6 3/4s, 2006                       --              --       1,975,000       1,899,476       1,135,000       1,091,598
CMS Energy Corp. sr. notes 7 1/2s,
2009                                     --              --              --              --          70,000          62,498
CMS Energy Corp. pass-through
certificates 7s, 2005               480,000         441,782         900,000         828,342         460,000         423,375
CMS Energy Corp. sr. notes Ser.
B, 6 3/4s, 2004                          --              --       1,750,000       1,636,250       2,400,000       2,244,000
Cleveland Electric Illuminating Co.
1st mtge. Ser. B, 9 1/2s, 2005       60,000          60,833              --              --         150,000         152,084
Jersey Central Power & Light Co.
1st mtge. med. term note 6.85s,
2006                                     --              --         420,000         411,886         230,000         225,556
NRG Northeast Generating Corp.
144A notes 8.065s, 2004                  --              --       2,440,000       2,448,833       1,310,000       1,314,742
Northeast Utilities System notes
Ser. A, 8.58s, 2006                  14,940          15,197          37,349          37,993         180,553         183,668
Northeast Utilities System
notes Ser. B, 8.38s, 2005            82,133          82,356         238,933         239,581         134,400         134,764
PP&L Capital Funding, Inc. company
guaranty 5.9s, 2000                      --              --         665,000         664,814         360,000         359,899
Panda Global Energy Co. company
guaranty 12 1/2s, 2004 (China)       20,000           9,000              --              --           5,000           2,250
Toledo Edison Co. med. term notes
9.22s, 2021                              --              --              --              --         500,000         525,165
                                             --------------                  --------------                  --------------
                                                    609,168                       8,167,175                       6,719,599

Energy                                                 0.3%                            0.2%                            0.6%
---------------------------------------------------------------------------------------------------------------------------
AES Corp. sr. notes 9 3/8s,
2010                              1,210,000       1,228,150              --              --         640,000         649,600
Cliffs Drilling Co. company
guaranty Ser. D, 10 1/4s, 2003      200,000         206,000         150,000         154,500         500,000         515,000
Leviathan Gas Corp. company
guaranty Ser. B, 10 3/8s, 2009      430,000         453,650         620,000         654,100         700,000         738,500
Parker Drilling Corp. company
guaranty Ser. D, 9 3/4s, 2006            --              --              --              --         250,000         251,875
Petro Geo-Services ADR notes
7 1/2s, 2007 (Norway)                    --              --       1,295,000       1,275,420         720,000         709,114
Pride Petroleum Services, Inc. sr.
notes 9 3/8s, 2007                       --              --         810,000         830,250         690,000         707,250
RBF Finance Co. company guaranty
11 3/8s, 2009                       830,000         958,650              --              --         800,000         924,000
RBF Finance Co. company guaranty
11s, 2006                           420,000         480,900       1,100,000       1,259,500         670,000         767,150
                                             --------------                  --------------                  --------------
                                                  3,327,350                       4,173,770                       5,262,489

Entertainment                                          0.1%                             --%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc. sr. sub.
notes 9 1/2s, 2009                    5,000           2,300              --              --         223,000         102,580
Autotote Corp. 144A company
guaranty 12 1/2s, 2010              650,000         659,750              --              --         340,000         345,100
Cinemark USA, Inc. sr. sub. notes
8 1/2s, 2008 (Mexico)               675,000         324,000              --              --         290,000         139,200
Premier Parks, Inc. sr. notes 9
3/4s, 2007                          690,000         648,600              --              --         230,000         216,200
Premier Parks, Inc. sr. notes 9
1/4s, 2006                          668,000         622,075              --              --         525,000         488,906
Silver Cinemas, Inc. sr. sub.
notes 10 1/2s, 2005 (In default)
(NON)                               450,000          36,000              --              --         110,000           8,800
United Artists Theatre sr. sub.
notes 9 3/4s, 2008 (In default)
(NON)                             1,650,000          28,875              --              --         435,000           7,613
                                             --------------                  --------------                  --------------
                                                  2,321,600                              --                       1,308,399

Financial                                              0.2%                            1.0%                            2.1%
---------------------------------------------------------------------------------------------------------------------------
AMRESCO, Inc. sr. sub. notes Ser.
97-A, 10s, 2004                     101,000          45,450              --              --          30,000          13,500
AMRESCO, Inc. sr. sub. notes Ser.
98-A, 9 7/8s, 2005                  840,000         378,000              --              --         210,000          94,500
Aames Financial Corp. sr. notes
9 1/8s, 2003                         20,000          10,250              --              --         190,000          97,375
Advanta Corp. company guaranty
Ser. B, 8.99s, 2026                      --              --         100,000          62,375          85,000          53,019
Advanta Corp. med. term notes
Ser. B, 7s, 2001                    352,000         335,910         706,000         673,729         340,000         324,459
Advanta Corp. med. term notes
Ser. D, 6.98s, 2002                  20,000          17,918         140,000         125,425          90,000          80,630
Advanta Corp. med. term notes
Ser. D, 6.92s, 2002                 110,000          98,493         460,000         411,879       1,030,000         922,252
Advanta Corp. notes Ser. C,
7.47s, 2001                          26,000          25,490          64,000          62,745          35,000          34,314
Conseco Finance Trust III, Inc.
bonds 8.796s, 2027                       --              --              --              --         260,000         111,800
Conseco Financial Corp. sr. sub.
notes 10 1/4s, 2002                      --              --       2,700,000       2,025,000       2,300,000       1,725,000
Delta Financial Corp. sr. notes
9 1/2s, 2004                        767,000         345,150              --              --         192,000          86,400
General Motors Acceptance Corp.
notes 5 3/4s, 2003                       --              --       3,135,000       3,025,494       1,805,000       1,741,951
Goldman Sachs Group, Inc. (The)
notes Ser. B, 7.35s, 2009                --              --       6,775,000       6,700,204       3,505,000       3,466,305
Heller Financial, Inc. notes 6s,
2004                                     --              --       3,760,000       3,620,090       1,960,000       1,887,068
Imperial Credit Capital Trust I
144A company guaranty 10 1/4s,
2002                                385,000         250,250              --              --         200,000         130,000
Imperial Credit Industries, Inc.
sr. notes 9 7/8s, 2007              535,000         294,250              --              --          40,000          22,000
Money Store, Inc. notes 8.05s,
2002                                     --              --       1,960,000       1,986,009       1,090,000       1,104,464
National Westminster Bank sub.
notes 7 3/8s, 2009 (United Kingdom)      --              --       5,235,000       5,185,634       2,715,000       2,689,398
Nationwide Credit, Inc. sr. notes
Ser. A, 10 1/4s, 2008               660,000         415,800              --              --         160,000         100,800
Ocwen Capital Trust I company
guaranty 10 7/8s, 2027               70,000          35,700              --              --          15,000           7,650
Ocwen Federal Bank FSB sub. deb.
12s, 2005                            15,000          13,800              --              --           5,000           4,600
Ocwen Financial Corp. notes 11
7/8s, 2003                           20,000          18,050              --              --          10,000           9,025
Resource America, Inc. 144A sr.
notes 12s, 2004                   1,042,000         948,220              --              --         263,000         239,330
TIG Holdings, Inc. notes 8 1/8s,
2005                                     --              --       3,408,000       3,055,681       2,900,000       2,600,198
                                             --------------                  --------------                  --------------
                                                  3,232,731                      26,934,265                      17,546,038

Food                                                    --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Aurora Foods, Inc. 144A ser. sub.
notes Ser. D, 9 7/8s, 2007          385,000         302,225              --              --              --              --
Aurora Foods, Inc. sr. sub. notes
Ser. B, 9 7/8s, 2007                 80,000          62,800              --              --          20,000          15,700
Doane Pet Care Co. sr. sub. notes
9 3/4s, 2007                             --              --              --              --         220,000         190,300
Premier International Foods PLC sr.
notes 12s, 2009 (United Kingdom)    140,000         116,200              --              --          70,000          58,100
Vlasic Foods Intl., Inc. sr.
sub notes Ser. B, 10 1/4s, 2009          --              --              --              --         240,000         132,000
                                             --------------                  --------------                  --------------
                                                    481,225                              --                         396,100

Gaming & Lottery                                       0.5%                            0.2%                            1.1%
---------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc. company
guaranty Ser. B, 10 1/2s, 2004           --              --              --              --          90,000          90,225
Fitzgeralds Gaming Corp. company
guaranty Ser. B, 12 1/4s, 2004
(In default) (NON)                  650,000         351,000              --              --         180,000          97,200
Harrahs Entertainment, Inc.
company guaranty 7 1/2s, 2009       500,000         471,140       1,250,000       1,177,850         450,000         424,026
Hollywood Casino Corp. company
guaranty 11 1/4s, 2007              930,000         974,175              --              --         510,000         534,225
Hollywood Park, Inc. sr. sub.
notes Ser. B, 9 1/2s, 2007          750,000         766,875              --              --         190,000         194,275
Hollywood Park, Inc. company
guaranty Ser. B, 9 1/4s, 2007       280,000         285,600              --              --         220,000         224,400
International Game Technology
144A sr. notes 8 3/8s, 2009          50,000          49,000       1,400,000       1,372,000       1,230,000       1,205,400
Isle of Capri Black Hawk LLC
144A 1st mtge. Ser. B, 13s,
2004                                110,000         119,900              --              --         400,000         436,000
Isle of Capri Black Hawk LLC
company guaranty 8 3/4s, 2009       870,000         809,100              --              --         190,000         176,700
MGM Grand, Inc. company guaranty
9 3/4s, 2007                        590,000         609,175              --              --         310,000         320,075
Mohegan Tribal Gaming, Auth. sr.
sub. notes 8 3/4s, 2009             590,000         585,575         850,000         843,625       1,010,000       1,002,425
Mohegan Tribal Gaming, Auth. sr.
notes 8 1/8s, 2006                  190,000         185,250         460,000         448,500         270,000         263,250
Park Place Entertainment sr. sub.
notes 9 3/8s, 2007                       --              --       1,620,000       1,650,375       1,380,000       1,405,875
Park Place Entertainment sr. sub.
notes 8 7/8s, 2008                  480,000         475,200              --              --         180,000         178,200
Park Place Entertainment sr. sub.
notes 7 7/8s, 2005                       --              --              --              --          70,000          67,200
Riviera Black Hawk, Inc. 1st
mtge. 13s, 2005                          --              --              --              --         200,000         200,000
Trump A.C. 1st mtge. 11 1/4s,
2006                              2,150,000       1,488,875              --              --       1,135,000         785,988
Trump Castle Funding, Inc. 144A
sr. sub. notes 11 3/4s, 2003        810,000         676,350              --              --         290,000         242,150
Trump Castle Funding, Inc. 144A
sub. notes 10 1/4s, 2003          1,120,000       1,120,000              --              --         700,000         700,000
Venetian Casino, Inc. company
guaranty 12 1/4s, 2004              270,000         278,100              --              --         320,000         329,600
                                             --------------                  --------------                  --------------
                                                  9,245,315                       5,492,350                       8,877,214

Health Care                                            0.2%                            0.2%                            0.9%
---------------------------------------------------------------------------------------------------------------------------
ALARIS Medical Systems, Inc.
company guaranty 9 3/4s, 2006       265,000         193,450              --              --              --              --
Bio-Rad Labs Corp. sr. sub. notes
11 5/8s, 2007                       170,000         178,500              --              --         110,000         115,500
Columbia/HCA Healthcare Corp.
notes 8 3/4s, 2010                  280,000         283,755              --              --         180,000         182,414
Columbia/HCA Healthcare Corp. deb.
8.36s, 2024                          50,000          46,750              --              --         125,000         116,875
Columbia/HCA Healthcare Corp.
med. term notes 7.69s, 2025          80,000          67,000         200,000         167,500          70,000          58,625
Columbia/HCA Healthcare Corp.
notes 7 1/4s, 2008                       --              --          35,000          32,550              --              --
Columbia/HCA Healthcare Corp. debs.
7.19s, 2015                         310,000         261,950       1,665,000       1,406,925       1,800,000       1,521,000
Columbia/HCA Healthcare Corp.
notes 6.91s, 2005                 1,240,000       1,165,600              --              --         290,000         272,600
Columbia/HCA Healthcare Corp.
med. term notes 6.63s, 2045         270,000         259,122         640,000         614,214         230,000         220,733
Conmed Corp. company guaranty
9s, 2008                            410,000         344,400              --              --         205,000         172,200
Hudson Respiratory Care, Inc.
sr. sub. notes 9 1/8s, 2008         450,000         315,000              --              --         110,000          77,000
Kinetic Concepts, Inc. company
guaranty Ser. B, 9 5/8s, 2007       465,000         358,050              --              --         100,000          77,000
Lifepoint Hospital Holdings
company guaranty Ser. B, 10 3/4s,
2009                                     --              --              --              --         260,000         273,000
Mediq, Inc. deb. stepped-coupon
zero % (13s, 6/1/03), 2009 (STP)    410,000              41              --              --         100,000              10
Mediq, Inc. company guaranty 11s,
2008 (In default) (NON)             510,000          15,300              --              --         130,000           3,900
Paracelsus Healthcare sr. sub.
notes 10s, 2006 (In default)
(NON)                               505,000         202,000              --              --         115,000          46,000
Tenet Healthcare Corp. sr. sub.
notes 8 5/8s, 2007                       --              --       2,240,000       2,206,400       2,170,000       2,137,450
Tenet Healthcare Corp. sr. notes
Ser. B, 8 1/8s, 2008                     --              --         810,000         772,538         950,000         906,063
Tenet Healthcare Corp. sr. notes
8s, 2005                                 --              --         975,000         960,375         500,000         492,500
Tenet Healthcare Corp. sr. notes
Ser. B, 7 5/8s, 2008                430,000         405,275         390,000         367,575         680,000         640,900
Triad Hospitals Holdings company
guaranty Ser. B, 11s, 2009          675,000         691,875              --              --         360,000         369,000
                                             --------------                  --------------                  --------------
                                                  4,788,068                       6,528,077                       7,682,770

Homebuilding                                           0.1%                            0.1%                            0.4%
---------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc. company guaranty
10s, 2006                           120,000         121,950              --              --         290,000         294,713
D.R. Horton, Inc. company guaranty
8 3/8s, 2004                             --              --         760,000         735,300         610,000         590,175
D.R. Horton, Inc. company guaranty
8s, 2009                            190,000         177,413         810,000         756,338         480,000         448,200
Del Webb Corp. sr. sub. deb.
10 1/4s, 2010                            --              --              --              --          50,000          48,250
Del Webb Corp. sr. sub. deb. 9 3/8s,
2009                                 60,000          55,200              --              --         110,000         101,200
K. Hovnanian Enterprises, Inc.
144A company guaranty 10 1/2s,
2007                                480,000         469,800              --              --         250,000         244,688
Lennar Corp. company guaranty
Ser. B, 9.95s, 2010                      --              --         530,000         545,900         510,000         525,300
Lennar Corp. sr. notes 7 5/8s,
2009                                370,000         340,400              --              --          90,000          82,800
Ryland Group, Inc. sr. notes
9 3/4s, 2010                        430,000         435,375              --              --         230,000         232,875
Standard Pacific Corp. sr. notes
9 1/2s, 2010                        400,000         401,000              --              --         210,000         210,525
Toll Corp. company guaranty 8 1/8s,
2009                                170,000         161,075         390,000         369,525         200,000         189,500
                                             --------------                  --------------                  --------------
                                                  2,162,213                       2,407,063                       2,968,226

Household Furniture and Appliances                     0.1%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Albecca, Inc. company guaranty
10 3/4s, 2008                       450,000         406,125              --              --         110,000          99,275
Sealy Mattress Co. sr. sub.
notes Ser. B, 9 7/8s, 2007          775,000         749,813              --              --         365,000         353,138
                                             --------------                  --------------                  --------------
                                                  1,155,938                              --                         452,413

Industrial                                              --%                            0.1%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Co. bonds 6 5/8s, 2028        --              --       3,440,000       2,892,524       1,810,000       1,521,939

Lodging and Tourism                                    0.1%                            0.2%                            0.7%
---------------------------------------------------------------------------------------------------------------------------
Epic Resorts LLC company guaranty
Ser. B, 13s, 2005                   350,000         105,000              --              --          80,000          24,000
HMH Properties, Inc. sr. notes
Ser. C, 8.45s, 2008                      --              --              --              --          10,000           9,550
HMH Properties, Inc. company
guaranty Ser. B, 7 7/8s, 2008     1,860,000       1,715,850       3,880,000       3,579,300       4,195,000       3,869,888
Host Marriott L.P. sr. notes
Ser. E, 8 3/8s, 2006                100,000          96,250         220,000         211,750         100,000          96,250
ITT Corp. notes 6 3/4s, 2005        530,000         494,718       1,665,000       1,554,161       1,205,000       1,124,783
Starwood Hotels & Resorts notes
6 3/4s, 2003                             --              --         485,000         466,037         505,000         485,255
                                             --------------                  --------------                  --------------
                                                  2,411,818                       5,811,248                       5,609,726

Manufacturing                                          0.1%                             --%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
Blount, Inc. company guaranty
13s, 2009                         1,000,000       1,027,500              --              --         525,000         539,438
Continental Global Group sr.
notes Ser. B, 11s, 2007             235,000          77,550              --              --          60,000          19,800
Day International Group, Inc.
company guaranty 9 1/2s, 2008       600,000         513,000              --              --         140,000         119,700
Motors and Gears, Inc. sr. notes
Ser. D, 10 3/4s, 2006               815,000         798,700              --              --         430,000         421,400
Roller Bearing Co. company
guaranty Ser. B, 9 5/8s, 2007            --              --              --              --         450,000         414,000
                                             --------------                  --------------                  --------------
                                                  2,416,750                              --                       1,514,338

Media                                                   --%                            0.2%                            0.3%
---------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc. sr. notes
8.65s, 2004                              --              --       4,070,000       4,273,012       2,095,000       2,199,499

Medical Services                                        --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.
company guaranty 9.35s, 2007        855,000         495,900              --              --         220,000         127,600
Integrated Health Services, Inc.
sr. sub. notes Ser. A, 9 1/2s,
2007 (In default) (NON)             810,000           8,100              --              --         220,000           2,200
Integrated Health Services, Inc.
sr. sub. notes Ser. A, 9 1/4s,
2008 (In default) (NON)             250,000           2,500              --              --          60,000             600
Mariner Post-Acute Network, Inc.
sr. sub. notes stepped-coupon
Ser. B, zero % (10 1/2s, 11/1/02),
2007 (In default) (STP) (NON)       230,000           1,725              --              --         100,000             750
Mariner Post-Acute Network, Inc.
sr. sub. notes Ser. B, 9 1/2s,
2007 (In default) (NON)           1,160,000           8,700              --              --         170,000           1,275
Multicare Cos., Inc. sr. sub.
notes 9s, 2007 (In default)
(NON)                             1,410,000          77,550              --              --         330,000          18,150
Sun Healthcare Group, Inc. sr.
sub. notes Ser. B, 9 1/2s, 2007
(In default) (NON)                  250,000           5,000              --              --              --              --
                                             --------------                  --------------                  --------------
                                                    599,475                              --                         150,575

Medical Technology                                      --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc. sr.
sub. notes 11 1/4s, 2009            260,000         232,700              --              --         140,000         125,300

Metals                                                 0.2%                            0.3%                            0.9%
---------------------------------------------------------------------------------------------------------------------------
AK Steel Corp. sr. notes 9 1/8s,
2006                                     --              --         510,000         492,150         685,000         661,025
AK Steel Corp. company guaranty
7 7/8s, 2009                        690,000         617,550       3,080,000       2,756,600       2,420,000       2,165,900
Alcoa, Inc. notes 7 3/8s, 2010           --              --       3,200,000       3,226,912       1,655,000       1,668,919
Anker Coal Group, Inc. company
guaranty Ser. B, 14 1/4s, 2007
(PIK)                             1,478,325         665,246              --              --         342,800         154,260
Kaiser Aluminum & Chemical Corp.
sr. sub. notes 12 3/4s, 2003      1,125,000       1,001,250              --              --         275,000         244,750
LTV Corp. company guaranty 11
3/4s, 2009                          980,000         509,600       1,490,000         774,800       1,790,000         930,800
National Steel Corp. 1st mtge.
Ser. D, 9 7/8s, 2009                890,000         534,000       1,410,000         846,000       1,690,000       1,014,000
Oregon Steel Mills 1st mtge.
11s, 2003                                --              --              --              --         110,000          88,000
WCI Steel, Inc. sr. notes Ser.
B, 10s, 2004                        600,000         540,000              --              --         400,000         360,000
WHX Corp. sr. notes 10 1/2s,
2005                                470,000         260,850              --              --         160,000          88,800
Wheeling-Pittsburgh Steel Corp.
sr. notes 9 1/4s, 2007                   --              --              --              --         250,000          87,500
                                             --------------                  --------------                  --------------
                                                  4,128,496                       8,096,462                       7,463,954

Oil and Gas                                            0.3%                            0.8%                            1.9%
---------------------------------------------------------------------------------------------------------------------------
Belco Oil & Gas Corp. company
guaranty Ser. B, 10 1/2s, 2006    1,325,000       1,328,313              --              --         370,000         370,925
Belco Oil & Gas Corp. sr. sub.
notes Ser. B, 8 7/8s, 2007          900,000         850,500              --              --         220,000         207,900
CMS Panhandle Holding Corp.
sr. notes 6 1/8s, 2004                   --              --       2,325,000       2,215,562       1,320,000       1,257,868
Columbia Gas System, Inc. notes
Ser. E, 7.32s, 2010                      --              --         670,000         628,004         380,000         356,182
Columbia Gas System, Inc. notes
Ser. B, 6.61s, 2002                      --              --         530,000         519,533         210,000         205,853
Conoco, Inc. sr. notes 5.9s, 2004        --              --       1,200,000       1,163,868         700,000         678,923
Giant Industries Corp. company
guaranty 9s, 2007                    40,000          36,900              --              --         140,000         129,150
Gulf Canada Resources, Ltd.
sr. sub. notes 9 5/8s, 2005
(Canada)                            755,000         774,819       1,215,000       1,246,894         500,000         513,125
HS Resources, Inc. company
guaranty 9 1/4s, 2006                70,000          70,525              --              --          90,000          90,675
HS Resources, Inc. sr. sub.
notes Ser. B, 9 1/4s, 2006          260,000         260,000              --              --         270,000         270,000
K N Energy, Inc. sr. notes 6.45s,
2003                                     --              --       3,770,000       3,701,989       2,110,000       2,071,936
Nuevo Energy Co. sr. sub. notes
Ser. B, 9 1/2s, 2008                     --              --              --              --          80,000          80,200
Nuevo Energy Co. 144A sr. sub.
notes 9 3/8s, 2010                  690,000         686,550              --              --         280,000         278,600
Ocean Energy, Inc. company
guaranty Ser. B, 8 7/8s, 2007       170,000         171,700         370,000         373,700         630,000         636,300
Ocean Energy, Inc. company
guaranty Ser. B, 8 3/8s, 2008       140,000         139,300         350,000         348,250         580,000         577,100
Phillips Petroleum Co. notes
8 1/2s, 2005                             --              --       5,015,000       5,301,156       2,590,000       2,737,785
Pioneer Natural Resources Co.
company guaranty 9 5/8s, 2010       230,000         243,800         530,000         561,800         540,000         572,400
Port Arthur Finance Corp.
company guaranty 12 1/2s, 2009           --              --       1,350,000       1,350,000       1,300,000       1,300,000
Seven Seas Petroleum sr. notes
Ser. B, 12 1/2s, 2005                    --              --              --              --          60,000          14,400
Snyder Oil Corp. sr. sub. notes
8 3/4s, 2007                         35,000          35,817          90,000          92,101          30,000          30,700
Stone Energy Corp. company
guaranty 8 3/4s, 2007               130,000         124,150              --              --         380,000         362,900
Triton Energy, Ltd. 144A sr.
notes 8 7/8s, 2007
(Cayman Islands)                    530,000         530,000              --              --         280,000         280,000
Union Pacific Resources Group,
Inc. notes 7.3s, 2009                    --              --       4,425,000       4,374,998       2,295,000       2,269,067
Vintage Petroleum sr. sub.
notes 9 3/4s, 2009                  840,000         877,800              --              --         430,000         449,350
                                             --------------                  --------------                  --------------
                                                  6,130,174                      21,877,855                      15,741,339

Paper and Forest Products                              0.4%                            0.4%                            1.1%
---------------------------------------------------------------------------------------------------------------------------
Boise Cascade Co. med. term notes
Ser. A, 7.43s, 2005                  20,000          19,424         660,000         640,985          10,000           9,712
Doman Industries, Ltd. company
guaranty 12s, 2004 (Canada)         190,000         192,850              --              --         100,000         101,500
Doman Industries, Ltd. 144A sr.
notes 8 3/4s, 2004                  580,000         417,600              --              --         305,000         219,600
Gaylord Container Corp. sr. notes
Ser. B, 9 3/8s, 2007                340,000         227,800              --              --         130,000          87,100
Georgia Pacific Corp. bonds
7 3/4s, 2029                             --              --       1,570,000       1,431,212         880,000         802,208
International Paper Co. 144A
notes 8 1/8s, 2005                       --              --       5,745,000       5,934,125       2,940,000       3,036,785
Norampac, Inc. sr. notes 9 1/2s,
2008 (Canada)                            --              --       1,350,000       1,356,750       1,150,000       1,155,750
Pacifica Papers, Inc. sr. notes
10s, 2009 (Canada)                  950,000         954,750              --              --         330,000         331,650
Packaging Corp. company guaranty
9 5/8s, 2009                        330,000         333,300              --              --         170,000         171,700
Repap New Brunswick sr. notes
10 5/8s, 2005 (Canada)            1,415,000       1,457,450              --              --         730,000         751,900
Riverwood International Corp.
company guaranty 10 7/8s, 2008    1,775,000       1,650,750              --              --         455,000         423,150
Riverwood International Corp.
company guaranty 10 1/4s, 2006      520,000         514,800              --              --         555,000         549,450
Stone Container Corp. 1st mtge.
10 3/4s, 2002                       500,000         506,250              --              --              --              --
Stone Container Corp. sr. notes
12.58s, 2016                        350,000         361,375              --              --          40,000          41,300
Tembec Industries, Inc. company
guaranty 8 5/8s, 2009 (Canada)      700,000         682,500       1,080,000       1,053,000       1,330,000       1,296,750
                                             --------------                  --------------                  --------------
                                                  7,318,849                      10,416,072                       8,978,555

Pharmaceuticals                                         --%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc. 144A sr.
notes 9 1/4s, 2005                  265,000         263,013         150,000         148,875         230,000         228,275
ICN Pharmaceuticals, Inc. 144A sr.
notes 8 3/4s, 2008                       --              --         820,000         811,800         670,000         663,300
                                             --------------                  --------------                  --------------
                                                    263,013                         960,675                         891,575

Power Producers                                        0.2%                            0.2%                            0.7%
---------------------------------------------------------------------------------------------------------------------------
Calpine Corp. sr. notes 10 1/2s,
2006                                150,000         154,500       1,000,000       1,030,000         250,000         257,500
Calpine Corp. sr. notes 8 3/4s,
2007                                240,000         241,318              --              --          80,000          80,439
Calpine Corp. sr. notes 7 7/8s,
2008                                 50,000          47,954         380,000         364,454         510,000         489,135
Calpine Corp. sr. notes 7 3/4s,
2009                                280,000         266,350       2,000,000       1,902,500       2,435,000       2,316,294
Midland Funding II Corp. deb.
Ser. B, 13 1/4s, 2006                53,000          59,633         395,000         444,434          80,000          90,012
Midland Funding II Corp. deb.
Ser. A, 11 3/4s, 2005             2,710,000       2,930,188       1,400,000       1,513,750       2,050,000       2,216,563
York Power Funding 144A
company guaranty 12s, 2007
(Cayman Islands)                    277,000         279,770         674,000         680,740         248,000         250,480
                                             --------------                  --------------                  --------------
                                                  3,979,713                       5,935,878                       5,700,423

Publishing                                             0.1%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Affinity Group Holdings sr.
notes 11s, 2007                   1,165,000         966,950              --              --         600,000         498,000
Garden State Newspapers, Inc.
sr. sub. notes Ser. B, 8 3/4s,
2009                              1,175,000       1,098,625              --              --         275,000         257,125
Garden State Newspapers, Inc.
sr. sub. notes 8 5/8s, 2011         280,000         257,600              --              --          90,000          82,800
                                             --------------                  --------------                  --------------
                                                  2,323,175                              --                         837,925

Railroads                                               --%                            0.2%                            0.4%
---------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway
144A sr. notes 9 1/2s, 2008         530,000         537,950              --              --         280,000         284,200
Union Pacific Corp. notes 7 3/8s,
2009                                     --              --       6,700,000       6,581,343       3,475,000       3,413,458
                                             --------------                  --------------                  --------------
                                                    537,950                       6,581,343                       3,697,658

Regional Bells                                          --%                            0.1%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
GTE Corp. deb. 6.94s, 2028               --              --       1,750,000       1,586,463         980,000         888,419

Restaurants                                            0.1%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
FRD Acquisition Co. sr. notes
Ser. B, 12 1/2s, 2004               275,000         127,875              --              --          75,000          34,875
Felcor Lodging 144A sr. notes
9 1/2s, 2008                        390,000         390,975              --              --         210,000         210,525
Sbarro, Inc. company guaranty
11s, 2009                           330,000         339,900              --              --         170,000         175,100
Tricon Global Restaurants,
Inc. sr. notes 7.65s, 2008          300,000         280,146              --              --         160,000         149,411
                                             --------------                  --------------                  --------------
                                                  1,138,896                              --                         569,911

Retail                                                 0.2%                            0.2%                            0.6%
---------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc. sr. disc. notes
stepped-coupon zero % (10s, 5/1/03),
2008 (STP)                        1,000,000         530,000              --              --         500,000         265,000
Federated Department Stores,
Inc. sr. notes 8 1/2s, 2003              --              --         690,000         704,104         390,000         397,972
Federated Department Stores, Inc.
deb. 7.45s, 2017                         --              --       1,130,000         982,467         585,000         508,622
Iron Age Holdings Corp. sr. disc.
notes stepped-coupon zero %
(12 1/8s, 5/1/03), 2009 (STP)            --              --         340,000          51,000              --              --
Iron Age Corp. company guaranty
9 7/8s, 2008                        815,000         570,500              --              --         190,000         133,000
K mart Corp. med. term notes
8.85s, 2011                         140,000         118,607         350,000         296,517         120,000         101,663
K mart Corp. notes 8 3/8s,
2004                                     --              --       2,990,000       2,569,337       2,780,000       2,388,882
K mart Corp. med. term notes 8s,
2001                                 10,000           9,771         310,000         302,913              --              --
K mart Corp. deb. 7 3/4s, 2012       10,000           8,597           5,000           4,298          10,000           8,597
Mothers Work, Inc. sr. notes
12 5/8s, 2005                       560,000         515,200              --              --         300,000         276,000
Saks, Inc. company guaranty
8 1/4s, 2008                      1,860,000       1,116,000              --              --         980,000         588,000
Southland Corp. sr. sub. deb.
5s, 2003                            135,000         117,052         350,000         303,468         165,000         143,063
                                             --------------                  --------------                  --------------
                                                  2,985,727                       5,214,104                       4,810,799

Shipping                                                --%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Eletson Holdings, Inc. 1st pfd.
mtge. notes 9 1/4s, 2003 (Greece)        --              --         585,000         552,825         480,000         453,600
International Shipholding Corp.
sr. notes 7 3/4s, 2007               40,000          34,800          90,000          78,300          30,000          26,100
Kitty Hawk, Inc. company guaranty
9.95s, 2004 (In default) (NON)           --              --              --              --          70,000          39,900
Navistar International Corp. sr.
notes Ser. B, 8s, 2008              190,000         174,800         210,000         193,200         430,000         395,600
                                             --------------                  --------------                  --------------
                                                    209,600                         824,325                         915,200

Software                                                --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Telehub Communications Corp.
company guaranty stepped-coupon
zero % (13 7/8s, 7/31/02), 2005
(STP)                               290,000          52,200              --              --          80,000          14,400

Specialty Printing                                      --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Perry-Judd company guaranty
10 5/8s, 2007                       615,000         547,350              --              --         130,000         115,700
Von Hoffman Press, Inc. 144A
sr. sub. notes 13 1/2s, 2009        113,608         102,247              --              --          27,014          24,313
Von Hoffman Press, Inc. 144A
sr. sub. notes 10 3/8s, 2007        125,000         115,000              --              --          30,000          27,600
                                             --------------                  --------------                  --------------
                                                    764,597                              --                         167,613

Technology                                             0.2%                            0.3%                            0.7%
---------------------------------------------------------------------------------------------------------------------------
Amkor Technologies, Inc., structured
note (issued by Steers, Credit
Linked Trust 2000) 12.58s, 2005     270,000         270,675              --              --         140,000         140,350
Amkor Technologies, Inc. sr.
notes 9 1/4s, 2006                       --              --       1,080,000       1,069,200       1,050,000       1,039,500
Celestica International, Ltd.
144A sr. sub. notes 10 1/2s,
2006 (Canada)                       375,000         386,250              --              --         250,000         257,500
Fairchild Semiconductor Corp.
company guaranty 10 3/8s, 2007       80,000          80,800              --              --         270,000         272,700
Fairchild Semiconductor Corp. sr.
sub. notes 10 1/8s, 2007            905,000         905,000              --              --         250,000         250,000
Flextronics International, Ltd.
sr. sub. notes Ser. B, 8 3/4s,
2007                              1,490,000       1,460,200              --              --         395,000         387,100
IBM Corp. deb. 6 1/2s, 2028              --              --       6,695,000       5,918,179       3,510,000       3,102,735
Telecommunications Techniques, Inc.
company guaranty 9 3/4s, 2008       700,000         658,000              --              --          60,000          56,400
U.S. Can Corp. 144A sr. sub.
notes 12 3/8s, 2010                 260,000         262,600              --              --         140,000         141,400
Viasystems, Inc. sr. notes Ser.
B, 9 3/4s, 2007                     700,000         637,000              --              --         225,000         204,750
Viasystems, Inc. sr. sub notes
9 3/4s, 2007                        210,000         197,400              --              --         330,000         310,200
                                             --------------                  --------------                  --------------
                                                  4,857,925                       6,987,379                       6,162,635

Technology Services                                    0.2%                             --%                            0.3%
---------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc.
sr. notes 12 1/2s, 2009             670,000         505,850              --              --         140,000         105,700
Equinix, Inc. sr. notes 13s, 2007        --              --              --              --         540,000         432,000
Exodus Communications, Inc. 144A sr.
notes 11 5/8s, 2010               1,160,000       1,165,800              --              --         540,000         542,700
Exodus Communications, Inc. sr.
notes 10 3/4s, 2009                 200,000         193,500              --              --         160,000         154,800
Globix Corp. sr. notes 12 1/2s,
2010                                255,000         183,600              --              --         130,000          93,600
Iron Mountain, Inc. company
guaranty 8 3/4s, 2009             1,165,000       1,130,050              --              --         525,000         509,250
PSINet, Inc. sr. notes 11s, 2009    800,000         520,000              --              --         310,000         201,500
Pierce Leahy Corp. sr. sub.
notes 11 1/8s, 2006                      --              --              --              --         100,000         103,500
Rhythms Netconnections sr. notes
Ser. B, 14s, 2010                        --              --              --              --         160,000         105,600
                                             --------------                  --------------                  --------------
                                                  3,698,800                              --                       2,248,650

Telecommunications                                     1.0%                            0.9%                            3.2%
---------------------------------------------------------------------------------------------------------------------------
360Networks, Inc. sr. notes 13s,
2008                                510,000         474,300              --              --         270,000         251,100
AirTouch Communications, Inc.
notes 7s, 2003                           --              --         910,000         908,544         560,000         559,104
American Mobile Satellite Corp.
company guaranty 12 1/4s, 2008           --              --              --              --          20,000          14,900
Arch Communications, Inc. sr.
notes 13 3/4s, 2008                  80,000          62,800              --              --          40,000          31,400
Call-Net Enterprises, Inc. sr.
notes 8s, 2008 (Canada)             410,000         164,000              --              --         110,000          44,000
Carrier1 Intl. S.A. sr. notes
Ser. B, 13 1/4s, 2009
(Luxembourg)                      1,050,000         924,000              --              --         470,000         413,600
CellNet Data Systems, Inc. sr.
disc. notes stepped-coupon zero %
(14s, 10/1/02), 2007 (In default)
(STP) (NON)                       1,420,000          99,400              --              --         375,000          26,250
Clearnet Communications, Inc. sr.
disc. notes stepped-coupon
zero % (14 3/4s, 12/15/00), 2005
(STP)                                60,000          63,000              --              --          30,000          31,500
Crown Castle Intl., Corp. sr.
notes 10 3/4s, 2011                 510,000         515,100              --              --         260,000         262,600
Dobson Communications Corp. sr.
notes 10 7/8s, 2010                 420,000         409,500              --              --         220,000         214,500
Dobson/Sygnet Communications, Inc.
sr. notes 12 1/4s, 2008             300,000         301,500              --              --         540,000         542,700
Esprit Teleom Group PLC sr.
notes 11 1/2s, 2007
(United Kingdom)                    600,000         280,500              --              --         160,000          74,800
Exodus Communications, Inc. sr.
notes 11 1/4s, 2008                 180,000         177,300              --              --         120,000         118,200
Flag Ltd. 144A sr. notes 8 1/4s,
2008 (Bermuda)                      640,000         563,200       1,945,000       1,711,600       1,740,000       1,531,200
Flextronics International Ltd.
144A sr. sub. notes 9 7/8s, 2010         --              --              --              --         340,000         351,900
Global Crossing Holdings, Ltd.
company guaranty 9 5/8s, 2008
(Bermuda)                           600,000         598,500       1,530,000       1,526,175       1,300,000       1,296,750
Global Crossing Holdings, Ltd.
144A sr. notes 9 1/2s, 2009
(Bermuda)                           300,000         298,500       1,410,000       1,402,950       1,240,000       1,233,800
Global Crossing Holdings, Ltd.
company guaranty 9 1/8s, 2006
(Bermuda)                         1,450,000       1,431,875              --              --         710,000         701,125
Koninklijke KPN NV 144A sr.
unsub. notes 8 3/8s, 2030
(Netherlands)                            --              --       4,160,000       4,171,398       2,230,000       2,236,110
Level 3 Communications, Inc.
sr. notes 11s, 2008                 180,000         174,600              --              --         590,000         572,300
Level 3 Communications, Inc.
sr. notes 9 1/8s, 2008              995,000         858,188              --              --              --              --
Loral Space & Communication, Ltd.
sr. notes 9 1/2s, 2006                   --              --              --              --         130,000          94,250
MCI WorldCom, Inc. sr. notes
6 1/8s, 2001                             --              --         540,000         536,020         290,000         287,863
Metrocall, Inc. sr. sub. notes
11s, 2008                           150,000         100,500              --              --          80,000          53,600
Metrocall, Inc. sr. sub. notes
10 3/8s, 2007                       210,000         130,200              --              --         120,000          74,400
Metrocall, Inc. sr. sub. notes
9 3/4s, 2007                         70,000          46,375              --              --          30,000          19,875
Metromedia Fiber Network, Inc.
sr. notes 10s, 2009                      --              --              --              --         240,000         224,400
Metromedia Fiber Network, Inc.
sr. notes Ser. B, 10s, 2008       1,730,000       1,617,550         700,000         654,500       1,190,000       1,112,650
Millicom International
Cellular S.A. sr. disc. notes
stepped-coupon zero % (13 1/2s,
6/1/01), 2006 (Luxembourg)
(STP)                               813,000         699,180              --              --         434,000         373,240
Nextel Communications, Inc.
sr. notes 12s, 2008                 950,000       1,016,500              --              --         650,000         695,500
Nextel Communications, Inc.
sr. notes 9 3/8s, 2009            1,640,000       1,607,200       2,200,000       2,156,000       2,720,000       2,665,600
Nextel International, Inc.
144A sr. notes 12 3/4s, 2010      1,400,000       1,386,000              --              --         910,000         900,900
Nextel Partners, Inc. sr. notes
11s, 2010                            50,000          50,250              --              --         270,000         271,350
NorthEast Optic Network, Inc.
sr. notes 12 3/4s, 2008             450,000         387,000              --              --         240,000         206,400
NorthPoint Communications
Group, Inc. sr. notes 12 7/8s,
2010                                370,000         370,000              --              --         200,000         200,000
Orbital Imaging Corp. sr. notes
Ser. B, 11 5/8s, 2005               415,000         153,550              --              --         100,000          37,000
Pinnacle Holdings, Inc. sr.
disc. notes stepped-coupon
zero % (10s, 3/15/03), 2008
(STP)                                60,000          43,200              --              --         130,000          93,600
Price Communications Wireless,
Inc. 144A sr. notes 9 1/8s, 2006    445,000         445,000       2,820,000       2,820,000       2,590,000       2,590,000
Primus Telecommunications Group,
Inc. sr. notes 12 3/4s, 2009        265,000         156,350              --              --         205,000         120,950
Primus Telecommunications Group,
Inc. sr. notes Ser. B, 9 7/8s,
2008                                310,000         173,600              --              --          80,000          44,800
RSL Communications, Ltd. 144A
12 7/8s, 2010                        60,000          10,800              --              --         420,000          75,600
RSL Communications, Ltd. company
guaranty 12 1/4s, 2006              490,000         147,000              --              --         123,000          36,900
RSL Communications, Ltd. 144A
10 1/2s, 2008                       360,000          91,800              --              --          90,000          22,950
RSL Communications, Ltd. company
guaranty 9 1/8s, 2008               600,000         150,000              --              --         165,000          41,250
Rogers Cantel, Inc. sr. sub.
notes 8.8s, 2007 (Canada)           625,000         618,750         950,000         940,500         695,000         688,050
Spectrasite Holdings, Inc.
sr. disc. notes stepped-coupon
Ser. B, zero % (12 7/8s, 3/15/05),
2010 (STP)                          540,000         275,400              --              --         280,000         142,800
Spectrasite Holdings, Inc.
sr. disc. notes stepped-coupon
zero % (11 1/4s, 4/15/04), 2009
(STP)                                20,000          10,900              --              --          10,000           5,450
Sprint Capital Corp. company
guaranty 6.9s, 2019                      --              --       1,485,000       1,313,007         705,000         623,347
Sprint Capital Corp. company
guaranty 6 7/8s, 2028                    --              --          90,000          77,689              --              --
Sprint Capital Corp. company
guaranty 6 1/8s, 2008                    --              --       2,330,000       2,104,689       1,310,000       1,183,323
Sprint Capital Corp. company
guaranty 5.7s, 2003                      --              --          30,000          28,691              --              --
Startec Global Communications
Corp. sr. notes 12s, 2008           390,000         312,000              --              --          90,000          72,000
Viatel, Inc. sr. disc. notes
stepped-coupon zero % (12 1/2s,
4/15/03), 2008 (STP)                920,000         331,200              --              --       1,110,000         399,600
Viatel, Inc. sr. notes 11 1/2s,
2009                                753,000         376,500              --              --         178,000          89,000
Viatel, Inc. sr. notes 11 1/4s,
2008                                230,000         117,300              --              --              --              --
Williams Communications
Group, Inc. sr. notes 10 7/8s,
2009                                310,000         282,875       3,210,000       2,929,125       2,675,000       2,440,938
World Access, Inc. sr. notes
Ser. B, 13 1/4s, 2008               560,000         436,800              --              --         320,000         249,600
                                             --------------                  --------------                  --------------
                                                 18,940,043                      23,280,888                      26,645,025

Telephone                                              0.6%                            0.1%                            1.1%
---------------------------------------------------------------------------------------------------------------------------
Airgate PCS, Inc. sr. sub. notes
stepped-coupon zero % (13 1/2s,
10/1/04), 2009 (STP)                570,000         342,000              --              --              --              --
Alamosa PCS Holdings, Inc.
company guaranty stepped-coupon
zero % (12 7/8s, 2/15/05), 2010
(STP)                                    --              --              --              --         550,000         291,500
Alaska Communications Systems
Corp. company guaranty 9 3/8s,
2009                                     --              --              --              --         300,000         276,000
Allegiance Telecom, Inc. sr.
disc. notes stepped-coupon
Ser. B, zero % (11 3/4s,
2/15/03), 2008 (STP)                 10,000           6,700              --              --          10,000           6,700
Allegiance Telecom, Inc. sr.
notes 12 7/8s, 2008                  60,000          59,400              --              --          30,000          29,700
BTI Telecom Corp. sr. notes
10 1/2s, 2007                       855,000         495,900              --              --         390,000         226,200
Birch Telecommunications, Inc. sr.
notes 14s, 2008                     340,000         204,000              --              --         300,000         180,000
Covad Communications Group, Inc.
sr. disc. notes stepped-coupon
Ser. B, zero % (13 1/2s,
03/15/03), 2008 (STP)                    --              --              --              --         330,000         151,800
Firstworld Communication Corp.
sr. disc. notes stepped-coupon
zero % (13, 4/15/03), 2008
(STP)                               520,000         124,800              --              --         360,000          86,400
Focal Communications Corp. sr.
disc. notes stepped-coupon
Ser. B, zero % (12 1/8s,
02/15/03), 2008 (STP)               580,000         290,000              --              --         420,000         210,000
Focal Communications Corp. sr.
notes 11 7/8s, 2010                 170,000         130,900              --              --          20,000          15,400
GTE Corp. deb. 6.46s, 2008               --              --       1,730,000       1,637,237         980,000         927,452
Hyperion Telecommunications Corp.,
Inc. sr. notes Ser. B, 12 1/4s,
2004                                     --              --       1,470,000       1,337,700       1,160,000       1,055,600
ICG Holdings, Inc. company
guaranty stepped-coupon zero %
(12 1/2s, 5/1/01), 2006 (STP)       425,000          85,000              --              --         115,000          23,000
ICG Services, Inc. sr. disc.
notes stepped-coupon zero %
(10s, 2/15/03), 2008 (STP)        2,190,000         295,650              --              --         940,000         126,900
ICG Services, Inc. sr. disc.
notes stepped-coupon zero %
(9 7/8s, 5/1/03), 2008 (STP)        130,000          17,225              --              --         245,000          32,463
KMC Telecommunications Holdings,
Inc.sr. disc. notes stepped-coupon
zero % (12 1/2s, 2/15/03), 2008
(STP)                               780,000         312,000              --              --       1,155,000         462,000
MGC Communications, Inc. sr.
notes 13s, 2010                          --              --              --              --         210,000         126,000
Madison River Capital Corp.
sr. notes 13 1/4s, 2010           1,000,000         800,000              --              --         510,000         408,000
McLeodUSA, Inc. sr. notes
8 1/8s, 2009                      1,590,000       1,383,300              --              --         810,000         704,700
Microcell Telecommunications sr.
disc. notes stepped-coupon
Ser. B, zero % (14s, 12/1/01),
2006 (Canada) (STP)                 850,000         813,875              --              --         450,000         430,875
NEXTLINK Communications, Inc.
sr. notes 10 1/2s, 2009             500,000         455,000              --              --         220,000         200,200
Telecorp PCS, Inc. 144A sr.
sub. notes 10 5/8s, 2010          1,240,000       1,246,200              --              --         650,000         653,250
Time Warner Telecom, Inc. sr.
notes 9 3/4s, 2008                1,160,000       1,075,900              --              --         430,000         398,825
Triton PCS, Inc. company
guaranty stepped-coupon
zero % (11s, 5/1/03), 2008
(STP)                               120,000          91,200              --              --          60,000          45,600
US UnWired, Inc. company
guaranty, stepped-coupon Ser. B,
zero % (13 3/8s, 11/1/04),
2009 (STP)                          770,000         408,100              --              --         640,000         339,200
UbiquiTel Operating Co. company
guaranty stepped-coupon zero %
(14s, 4/15/05), 2010 (STP)               --              --              --              --         590,000         280,250
Versatel Telecom NV sr. notes
13 1/4s, 2008 (Netherlands)         180,000         162,000              --              --          40,000          36,000
Versatel Telecom NV 144A sr.
notes 13 1/4s, 2008 (Netherlands)   390,000         351,000              --              --         280,000         252,000
Voicestream Wire, Inc. sr.
notes 10 3/8s, 2009               1,040,000       1,118,000              --              --         530,000         569,750
WinStar Communications, Inc.
144A sr. disc. notes
stepped-coupon zero %
(14 3/4s, 4/15/05), 2010 (STP)    2,339,000         725,090              --              --       1,187,000         367,970
WinStar Communications, Inc.
144A sr. notes 12 3/4s, 2010        151,000         108,720              --              --         106,000          76,320
                                             --------------                  --------------                  --------------
                                                 11,101,960                       2,974,937                       8,990,055

Textiles                                               0.2%                             --%                            0.3%
---------------------------------------------------------------------------------------------------------------------------
Guess Jeans, Inc. sr. sub. notes
9 1/2s, 2003                      1,030,000       1,023,563         940,000         934,125         865,000         859,594
Kasper A.S.L., Ltd. sr. notes
12 3/4s, 2004                       285,000         162,450              --              --          30,000          17,100
Levi Strauss & Co. notes 6.8s,
2003                                740,000         621,600              --              --         390,000         327,600
Westpoint Stevens, Inc. sr.
notes 7 7/8s, 2008                1,090,000         904,700         500,000         415,000         510,000         423,300
Westpoint Stevens, Inc. sr.
notes 7 7/8s, 2005                  370,000         320,050              --              --         440,000         380,600
William Carter Holdings Co. sr.
sub. notes Ser. A, 12s, 2008        190,000         174,800              --              --          50,000          46,000
William Carter Holdings Co. sr.
sub. notes Ser. A, 10 3/8s, 2006    750,000         723,750              --              --         340,000         328,100
                                             --------------                  --------------                  --------------
                                                  3,930,913                       1,349,125                       2,382,294

Transportation Services                                 --%                            0.1%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Hertz Corp. sr. notes 7s, 2028           --              --       2,265,000       1,955,080       1,270,000       1,096,226
North American Van Lines, Inc.
144A sr. sub. notes 13 3/8s,
2009                              1,000,000         922,500              --              --              --              --
                                             --------------                  --------------                  --------------
                                                    922,500                       1,955,080                       1,096,226

Trucks and Parts                                        --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Transportation Manufacturing
Operations, Inc. company guaranty
11 1/4s, 2009                            --              --              --              --         210,000         157,500

Waste Management                                       0.1%                            0.1%                            0.5%
---------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc.
company guaranty Ser. B, 10s,
2009                              1,425,000       1,236,188              --              --         805,000         698,338
Allied Waste Industries, Inc.
company guaranty Ser. B, 7 7/8s,
2009                                425,000         370,813       3,415,000       2,979,588       3,090,000       2,696,025
Allied Waste Industries, Inc.
company guaranty Ser. B, 7 5/8s,
2006                                180,000         161,550         270,000         242,325         150,000         134,625
Browning-Ferris Industries, Inc.
deb. 7.4s, 2035                     320,000         231,200         506,000         365,585         500,000         361,250
                                             --------------                  --------------                  --------------
                                                  1,999,751                       3,587,498                       3,890,238

Water Utilities                                         --%                            0.1%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
Azurix Corp. 144A notes 10 3/8s,
2007                                260,000         236,600       2,360,000       2,147,600       2,020,000       1,838,200
                                             --------------                  --------------                  --------------
Total Corporate Bonds and Notes
(cost $179,251,803, $310,692,708
and $290,898,868)                            $  161,807,624                  $  304,236,390                  $  273,940,144
---------------------------------------------------------------------------------------------------------------------------

                                        GROWTH                              BALANCED                    CONSERVATIVE
                                                       1.6%                            5.0%                            8.8%
U.S. GOVERNMENT AND
AGENCY                           Principal                        Principal                       Principal
OBLIGATIONS(a)                     Amount             Value         Amount            Value         Amount            Value
---------------------------------------------------------------------------------------------------------------------------

U.S. Government Agency
Mortgage Obligations                                   1.6%                            4.9%                            8.7%
---------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage
Association
8 1/2s, July 1, 2028          $          --  $           --      $1,264,889  $    1,299,142      $1,490,314  $    1,530,672
6 1/2s, April 1, 2029                    --              --         372,664         358,025              --              --
Federal National Mortgage
Association 7s, TBA, October 1,
2030                              3,500,000       3,427,830              --              --              --              --
Federal National Mortgage
Association Pass-Through
Certificates
8 1/2s, March 1, 2030                    --              --         660,576         676,879              --              --
8s, with due dates from
October 1, 2022 to July 1,
2030                                 31,545          31,969       7,748,595       7,852,658       1,701,439       1,724,289
7 1/2s, with due dates from
January 1, 2015 to September 1,
2030                             13,762,710      13,848,855      51,210,758      51,518,455      26,899,912      27,064,925
7s, with due dates from
August 1, 2029 to September 1,
2030                              1,531,029       1,499,597      17,401,363      17,044,112      12,789,368      12,526,801
6 1/2s, with due dates from
August 1, 2010 to December 1,
2011                                     --              --              --              --         560,606         549,653
6s, with due dates from
October 1, 2013 to June 15,
2015                              3,868,600       3,722,912      13,087,677      12,594,797       7,647,782       7,359,766
Government National Mortgage
Association Pass-Through
Certificates
10s, with due dates from June 15,
2013 to March 1, 2029                    --              --       1,389,317       1,498,361       1,304,012       1,405,256
9 1/2s, December 15, 2017                --              --         625,007         672,102         553,017         594,688
9s, with due dates from
December 15, 2009 to October 15,
2029                              4,456,605       4,676,650      11,774,684      12,311,341       5,940,075       6,213,462
8s, with due dates from
January 15, 2022 to August 15,
2030                              1,864,235       1,898,425      13,858,677      14,132,101       8,359,895       8,524,287
7 1/2s, with due dates from
April 15, 2022 to January 15,
2024                                     --              --       1,466,401       1,474,701       1,938,978       1,949,951
7s, with due dates from
August 15, 2025 to November 15,
2028                              2,860,242       2,820,948      12,360,169      12,195,996       2,637,173       2,601,571
6 1/2s, March 15, 2028                   --              --         315,980         304,327              --              --
                                             --------------                  --------------                  --------------
                                                 31,927,186                     133,932,997                      72,045,321

U.S. Treasury Obligations                               --%                            0.1%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Interest Strip
zero %, February 15, 2023           640,000         167,430       7,815,000       2,044,482       3,610,000         944,412
U.S. Treasury Interest Strip
zero %, November 15, 2024           650,000         153,654              --              --              --              --
                                             --------------                  --------------                  --------------
                                                    321,084                       2,044,482                         944,412
Total U.S. Government and
Agency Obligations (cost
$31,824,288, $134,606,711 and
$70,740,581)                                 $   32,248,270                  $  135,977,479                  $   72,989,733
---------------------------------------------------------------------------------------------------------------------------

                                        GROWTH                              BALANCED                    CONSERVATIVE
                                                       1.3%                            1.7%                            3.2%
COLLATERALIZED                   Principal                        Principal                       Principal
MORTGAGE OBLIGATIONS(a)            Amount             Value         Amount            Value         Amount            Value
---------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage
Obligation Trust
Ser. 64, Class Z, 9s, 2020    $          --  $           --      $1,146,801  $    1,193,390      $  931,412      $  969,251
Commercial Mortgage
Acceptance Corp.
Ser. 97-ML1, Class D, 7.50s,
2010                                     --              --         110,000         104,414              --              --
Ser. 97-ML1, Interest Only
(IO), 0.8963s, 2017               5,157,215         230,463       6,898,863         308,293       7,329,437         327,534
Commercial Mortgage
Asset Trust
Ser. 99-C1, Class A3,
6.64s, 2010                              --              --          25,000          24,214              --              --
Countrywide Mortgage Backed
Securities, Inc. Ser.
93-C, Class A8, 6 1/2s, 2024             --              --         180,000         166,738              --              --
Criimi Mae Commercial
Mortgage Trust
Ser. 98-C1, Class A2, 7s,
2011                                     --              --         760,000         691,363         470,000         427,553
CS First Boston
Mortgage Securities Corp.
Ser. 00-C1, Class A2,
7.545s, 2010                        870,000         890,798       3,160,000       3,235,544       1,645,000       1,684,326
DLJ Commercial
Mortgage Corp.
Ser. 98-CG1, Class A1A,
6.11s, 2007                       1,453,626       1,413,708       4,703,262       4,574,106       2,047,434       1,991,209
Deutsche Mortgage
& Asset Receiving Corp.
Ser. 98-C1, Class X, IO,
1.241s, 2031                      3,142,963         158,376       7,291,674         367,432       6,034,489         304,082
Fannie Mae
Ser. 92-184, Class J, IO,
11.46s, 2022                             --              --           5,516         201,052           4,903         178,713
Ser. 92-181, Class PJ, IO,
1--7s, 2022                              --              --           3,739         118,718           3,519         111,735
Ser. 281, Class 2, IO, 9s, 2026     440,740         121,961         228,040          63,103              --              --
Ser. 98-1, Class SA, IO,
8.93s, 2024                              --              --       3,765,200       1,871,422       1,885,300         937,053
Ser. 00-4, Class SX, 8.93s,
2023                                     --              --       1,120,000       1,057,000       1,020,000         962,625
Ser. 266, Class 2, IO, 7.5s,
2024                                937,076         264,138         500,842         141,175              --              --
Ser. 252, Class 2, IO, 7.5s,
2023                                     --              --       3,629,598       1,054,852       3,327,911         967,174
Ser. 218, Class 2, IO, 7.5s,
2023                                     --              --          22,231           6,329          20,865           5,940
Ser. 276, Class 2, IO, 6.5s,
2024                                     --              --         938,174         267,966              --              --
Ser. 97-23, Class SJ, IO,
5.94s, 2023                              --              --         579,000         119,509              --              --
Ser. 97-23, Class SH, IO,
4.87s, 2023                              --              --         548,489         124,610              --              --
Ser. 97-91, Class FB, IO,
4.74s, 2023                         439,873          80,827              --              --              --              --
Ser. 203, Class 2, IO, 4.371s,
2023                                207,716          58,939       1,102,936         312,958         598,482         169,819
Ser. 251, Class 2, IO, 3.922s,
2023                                234,966          66,672       1,247,584         354,002         676,764         192,032
Ser. 97-91, Class SL, IO,
2.76s, 2023                              --              --              --              --         830,462          83,955
Ser. 97-92, Class SM, IO,
2.44s, 2022                              --              --       1,702,166         129,790         876,621          66,842
Ser. 99-51, Class S, IO,
2.38s, 2029                              --              --       2,047,632         158,691       1,773,810         137,470
Ser. 99-64, Class SE, IO,
1.778s, 2030                      4,495,681         250,775              --              --              --              --
Ser. 98-66, Class SB, IO,
1.53s, 2028                              --              --              --              --       1,141,183          60,269
Freddie Mac
Ser. 2032, Class SK, IO,
8.93s, 2024                       2,593,000       1,226,003              --              --              --              --
Ser. 2028, Class SG, IO,
8.35s, 2023                              --              --       1,324,000         648,139       1,035,000         506,665
Ser. 147, IO, 8s, 2023              313,725          87,647         638,157         178,285         346,287          96,744
Ser. 2113,
Class ZM, 6.5s,  2028                    --              --          47,745          39,091          36,984          30,281
Ser. 1717, Class L, 6.5s,
2024                                     --              --          70,210          68,227              --              --
Ser. 2122,  Class ZA, 6
1/4s, 2028                          266,407         214,458              --              --              --              --
Ser. 2183, Class SG, 3.96s,
2014                                160,000         131,000              --              --              --              --
Ser. 2090, Class SB, IO,
2.18s, 2028                       1,653,978          93,036         311,456          17,519              --              --
Ser. 2090, Class SC, IO,
2.18s, 2028                         576,875          32,449         108,630           6,110              --              --
Ser. 2191, Class MS, IO,
1.78s, 2027                              --              --         318,438          16,917              --              --
Ser. 203, Principal Only
(PO),   zero %, 2029                     --              --         355,793         228,375         117,917          75,688
Ser. 180, PO zero %, 2026                --              --          11,426           8,214         107,135          77,020
Ser. 1208, Class F, PO,
zero %, 2022                         92,257          69,856              --              --              --              --
GE Capital Mortgage
Services, Inc. Ser. 98-11,
Class 2A4, 6 3/4s, 2028                  --              --          75,000          71,267              --              --
Government National
Mortgage Association
Ser. 99-44, Class SZ, 11 1/2s,
2029                                429,582         412,936              --              --              --              --
Ser. 99-30, Class SG, 9.64s,
2025                                137,244         133,299              --              --         247,359         240,247
Ser. 00-17, Class SB, 9.14s,
2026                                234,863         242,383       1,634,866       1,687,214         862,387         890,001
Ser. 00-16, Class SA, 8.64s,
2026                                     --              --       1,664,500       1,532,006              --              --
Ser. 99-46, Class SQ, IO,
1.83s, 2027                              --              --       1,695,716          87,965              --              --
Ser. 98-2, Class EA, PO,
zero %, 2028                        379,603         265,722          72,424          50,696              --              --
GS Mortgage Securities Corp.
II Ser. 98-C1, Class A2, 6.62s,
2030                                660,000         637,158       2,510,000       2,423,130       1,275,000       1,230,873
LB Commercial Conduit Mortgage
Trust Ser. 99-C1, Class A2,
6.78s, 2009                       2,480,000       2,424,816      10,130,000       9,904,591       5,315,000       5,196,733
LB-UBS Commercial Mortgage Trust
Ser. 00-C4, Class A2, 7.37s,
2010                              1,055,000       1,068,666       4,355,000       4,411,413       2,255,000       2,284,211
Merrill Lynch Mortgage
Investors, Inc.
Ser. 95-C3, Class D, 7.79s,
2025                                     --              --          75,000          74,578              --              --
Ser. 96-C2, Class E, 6.96s,
2028                                     --              --          65,000          57,688              --              --
Ser. 98-C2, Class A1, 6.22s,
2030                                106,923         104,902         562,336         551,704         495,014         485,655
Ser. 96-C2, IO, 3.06s, 2028       1,377,858          89,561       2,347,270         152,573         850,329          55,271
Ser. 98-C2, IO, 1.57s, 2030       2,263,451         154,551       8,461,677         577,774       4,331,118         295,734
Mortgage Capital Funding, Inc.
Ser. 98-MC1, Class A1,
6.417s, 2007                        429,325         421,979         508,520         499,820         483,511         475,239
Ser. 97-MC2, Class X, IO,
1.58s, 2012                       1,854,961         122,456         513,916          33,926              --              --
Ser. 98-MC1, Class X, IO,
0.854s, 2009                      3,404,992         119,441       5,576,221         195,603       7,902,885         277,218
Morgan Stanley
Capital I Ser. 98-HF1, Class
A1, 6.19s, 2007                     189,686         185,789         428,691         419,883         357,243         349,903
PNC Mortgage
Securities Corp. Ser. 97-6,
Class A2, 6.6s, 2027                     --              --          86,397          86,123              --              --
Prudential Home Mortgage
Securities Ser. 93-57, Class A
4, 5.9s, 2023                            --              --           6,569           6,470              --              --
Washington Mutual
Corp. Ser. 00-1, Class A1,
6.91s, 2024                      13,038,537      13,038,537       4,346,179       4,346,179       4,346,179       4,346,179
                                             --------------                  --------------                  --------------
Total Collateralized Mortgage
Obligations
(cost $24,434,085, $44,512,596
and $26,349,889)                             $   24,813,302                  $   45,028,151                  $   26,491,244
---------------------------------------------------------------------------------------------------------------------------

                                        GROWTH                              BALANCED                    CONSERVATIVE
                                                       0.4%                            0.1%                            0.5%

PREFERRED STOCKS (a)                 Shares           Value          Shares           Value          Shares           Value
---------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc. $3.25 cum. pfd.
(PIK)                                 9,084       $  36,336             188  $          752              --  $           --
CSBI Capital Trust I 144A company
guaranty $11.75, 2027                    --              --              --              --          90,000          90,000
CSC Holdings, Inc. Ser. M, $11.13
cum. pfd. (PIK)                       6,670         715,358              --              --             876          93,951
Citadel Broadcasting, Inc. 144A
Ser. B, $13.25 cum. pfd. (PIK)        5,199         584,888              --              --           1,191         133,988
Dobson Communications 12.25% pfd.
(PIK)                                   418         392,920              --              --              --              --
Dobson Communications 13.00% pfd.
(PIK)                                   939         887,355              --              --             299         282,555
Fresenius Medical Capital Trust I
Ser. D, 9.00% company guaranty, pfd.
(Germany)                         1,010,000       1,002,425       1,380,000       1,369,650       1,610,000       1,597,925
Fresenius Medical Capital
Trust II 7.875% company guaranty,
pfd. (Germany)                           --              --       1,000,000         940,000         450,000         423,000
Golden State Bancorp Ser. A,
$2.28 pfd.                            8,100         188,325          20,300         471,975          17,000         395,250
Intermedia Communications Ser. B,
13.50% pfd. (PIK)                     1,105       1,049,750              27          25,650             294         279,300
NEXTLINK Communications, Inc.
14.00% pfd. (PIK)                     1,222          54,990              --              --             124           5,580
NEXTLINK Communications, Inc.
Ser. B, 13.50% pfd. (PIK)               312         240,240               8           6,160              76          58,520
Nextel Communications, Inc. Ser. D,
13.00% cum. pfd. (PIK)                  248         265,360              --              --              52          55,640
Nextel Communications, Inc. Ser. E,
$11.125 pfd. (PIK)                        5           4,825              --              --               2           1,930
Paxson Communications Corp. 13.25%
cum. pfd. (PIK)                         102         999,600              --              --              23         225,400
Prosieben Media AG zero % pfd.
(Germany)                            11,616       1,321,945              --              --              --              --
Public Service Co. of New
Hampshire $2.651 1st mtge. pfd.         577          14,569           3,141          79,310             577          14,569
R & B Falcon Corp. 13.875%
cum. pfd. (PIK)                         189         241,920             439         561,920             275         352,000
United Global Communications
$0.875 pfd.                              --              --           5,800         184,150           3,900         123,825
                                             --------------                  --------------                  --------------
Total Preferred Stocks
(cost $8,348,196, $3,889,429
and $4,362,969                               $    8,000,806                  $    3,639,567                  $    4,133,433
---------------------------------------------------------------------------------------------------------------------------

                                        GROWTH                              BALANCED                    CONSERVATIVE
                                                       0.2%                            0.1%                            0.2%

UNITS(a)                         Units                Value           Units           Value           Units           Value
---------------------------------------------------------------------------------------------------------------------------
Cipla, Ltd. equity participation
note (issued by Credit Suisse
First Boston) zero %, 2003            8,000  $      118,080              --  $           --              --  $           --
D.R. Reddy's lab, Ltd. Ser. A
equity participation notes
(issued by Credit Suisse First
Boston) zero %, 2003                  4,000         108,143              --              --              --              --
Horizon Pcs., Inc. units
stepped-coupon zero % (14s,
10/1/05), 2010 (STP)                790,000         402,900              --              --         420,000         214,200
Investcorp units 12 3/4s, 2010      440,000         453,200              --              --         240,000         247,200
IPCS, Inc. units stepped-coupon
zero % (14s 7/15/05), 2010
(STP)                               500,000         260,000              --              --         260,000         135,200
Nippon Television Network Corp.
structured warrants (issued
by Lehman Brothers Finance
S.A.) zero %, 2001                       --              --             440         253,260              --              --
Railamerica Transportation
Corp. units 12 7/8s, 2010         1,210,000       1,142,900              --              --         640,000         601,600
Ranbaxy Labs equity
participation note (issued by
Credit Suisse First Boston)
zero % 2003                          14,000         189,889              --              --              --              --
Stone Container Corp. sr. sub.
deb. stepped-coupon zero %
(12 1/4s, 11/13/00), 2002
(STP)                                    --              --              --              --         520,000         525,200
Tokyo Broadcasting System, Inc.
structured note (Issued by UBS
AG) 3.15%, 2000 (Japan)              22,100         909,137          39,000       1,604,359           5,000         205,687
Tokyo Broadcasting System, Inc.
structured call warrants (Issued
by Lehman Brothers Finance
S.A.) zero %, 2000 (Japan)              600          24,216              --              --              --              --
WIPRO, Ltd. equity participation
note (issued by Goldman Sachs)
zero %, 2001                          1,350          77,936              --              --              --              --
WIPRO, Ltd. structured notes
(issued by The Goldman Sachs
Group, Inc.) zero %, 2001
(India)                               8,000         461,760              --              --              --              --
                                             --------------                  --------------                  --------------
Total Units
(cost $5,265,230, $1,293,123 and
$1,873,756)                                  $    4,148,161                  $    1,857,619                  $    1,929,087


------------------------------------------------------------------------------------------------------------------------------
                                             GROWTH                              BALANCED                    CONSERVATIVE
                                                            0.1%                            --%                            --%
                        Expiration
WARRANTS(a) (NON)          Date          Warrants          Value       Warrants           Value     Warrants             Value
------------------------------------------------------------------------------------------------------------------------------
Anker Coal Group,
Inc. 144A                10/28/09            32       $       --             --     $        --            7 $            --
Birch Telecommunications,
INC. 144A (PIK)           6/15/08           340           34,000             --              --           80          8,000
Carrier1 Intl. SA         2/19/09           465          116,250             --              --          163         40,750
CellNet Data
Systems, Inc.            10/01/07           995                1             --              --          210             --
Dayton Superior
Corp.                     6/15/09           560           11,200             --              --          280          5,600
Diva Systems
Corp.                     5/15/06           295          168,150             --              --           75         42,750
Diva Systems
Corp.                      3/1/08         5,157           85,091             --              --        1,209         19,949
Epic Resorts              6/15/05            --               --             --              --           80              1
Firstworld
Communication Corp.       4/15/08         1,510           30,200             --              --          360          7,200
Globalstar
Telecommunications        2/15/04           400              400             --              --           90             90
Huntsman Packaging
Corp. 144A                 6/1/10            --               --             --              --          160          5,817
ICG Communications       10/15/05         1,287            1,287             --              --          330            330
Interact Systems, Inc.     8/1/03           400                4             --              --           90              1
Interact Systems, Inc.
144A                     12/15/09           400                4             --              --           90              1
International
Wireless Communications
Holdings 144A             8/15/01           155               --             --              --           40             --
KMC Telecommunications
Holdings, Inc.            4/15/08           700            2,100             --              --          175            525
Knology Holdings         10/22/07         1,005            6,030             --              --          210          1,260
LEHM Vodaphone 144A      12/20/00       161,300          488,127             --              --           --             --
McCaw International,
Ltd.                      4/15/07            30              600             --              --           10            200
Mediq, Inc. 144A           6/1/09           410                4             --              --          100              1
Motient Corp. 144A         4/1/08            --               --             --              --           20            760
Onepoint Communications,
Inc.                       6/1/08           190           15,200             --              --           50          4,000
Orbital Imaging
Corp. 144A                 3/1/05           415            2,075             --              --          100            500
Paxson Communications
Corp. 144A                6/30/03           960            5,280             --              --          320          1,760
Raintree Resort 144A      12/1/04           195                2             --              --           40             --
Startec Global
Communications Corp.      5/15/08           390              390             --              --           90             90
Sterling Chemicals
Holdings                  8/15/08           145              580             --              --           30            120
Telehub Communications
Corp.                     7/31/05           290              145             --              --           80             40
UIH Australia/Pacific,
Inc. 144A                 5/15/06           820           24,600             --              --          200          6,000
Ubiquitel, Inc. 144A      4/15/10            --               --             --              --          590         23,600
Versatel Telecom NV       5/15/08            20            5,200             --              --           10          2,600
                                                  --------------                 --------------              --------------
Total Warrants
(cost $1,253,532, $0 and $185,179)                $      996,920                 $           --              $      171,945


---------------------------------------------------------------------------------------------------------------------------
                                        GROWTH                              BALANCED                    CONSERVATIVE
                                                        --%                            1.5%                            3.3%
CONVERTIBLE
PREFERRED STOCKS(a)                  Shares           Value          Shares           Value          Shares           Value

Automotive                                              --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Federal-Mogul Financial Trust
$3.50 cum. cv. pfd.                      --  $           --           8,600  $       62,350           3,500 $        25,375
Tower Automotive Capital Trust
$3.375 cv. pfd.                          --              --           8,600         222,525           5,900         152,663
                                             --------------                  --------------                  --------------
                                                         --                         284,875                         178,038

Banking                                                 --%                            0.1%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
CNB Capital Trust I $1.50 cum. cv.
pfd.                                     --              --          14,900         599,725          10,100         406,525
Sovereign Bancorp, Inc. $7.50 cv.
pfd.                                     --              --           6,100         333,975           4,100         224,475
Union Planters Corp. Ser. E, $2.00
cv. cum. pfd.                            --              --           8,500         349,563           5,700         234,413
                                             --------------                  --------------                  --------------
                                                         --                       1,283,263                         865,413

Biotechnology                                           --%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Alkermes, Inc. $3.25 cv. pfd.            --              --           1,600         210,200           1,100         144,513
Biovail Corp. $3.375 cv. pfd.            --              --           5,043         375,073           3,196         237,703
Cephalon, Inc. $3.63 cv. pfd.            --              --           1,156         157,216             706          96,016
                                             --------------                  --------------                  --------------
                                                         --                         742,489                         478,232

Broadcasting                                            --%                            0.1%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc. $3.50 cv.
pfd.                                     --              --           8,400         436,800           7,600         395,200
Emmis Broadcasting Corp. Ser. A,
$3.13 cv. pfd.                           --              --           4,800         200,400           3,300         137,775
Paxson Communications Corp. 144A
9.75% cv. pfd. (PIK)                     --              --              --              --              10          97,000
Pegasus Communications Corp.
Ser. C, $6.50 cum. cv. pfd.              --              --           1,555         137,618             981          86,819
Radio One, Inc. $6.50 cum. cv. pfd.      --              --             300         175,500             180         105,300
Sinclair Broadcast Group, Inc.
$3.00 cv. pfd.                           --              --           6,900         219,075           4,600         146,050
XM Satellite Radio Holdings Ser. B,
$8.25 cv. pfd.                           --              --           1,992         125,994           1,355          85,704
                                             --------------                  --------------                  --------------
                                                         --                       1,295,387                       1,053,848

Cable Television                                        --%                            0.1%                            0.3%
---------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp. Ser. D,
$5.50 cv. pfd.                           --              --           1,600         173,400           1,100         119,213
MediaOne Group, Inc. $6.25 cv. pfd.      --              --          31,803       2,589,264          19,855       1,620,664
TCI Pacific Comm $5.00 cv. pfd.          --              --           3,331         618,733           2,101         390,261
                                             --------------                  --------------                  --------------
                                                         --                       3,381,397                       2,130,138

Commercial and Consumer Services                        --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Carriage Services Capital Trust
$3.50 cv. pfd.                           --              --              --              --           1,500          33,000

Consumer Goods                                          --%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Estee Lauder Aces TR II $5.41 cv.
pfd.                                     --              --           8,600         597,700           5,100         354,450

Electric Utilities                                      --%                            0.3%                            0.5%
---------------------------------------------------------------------------------------------------------------------------
AES Trust II $3.38 cv. pfd.              --              --          19,294       1,994,517          14,800       1,529,950
Alliant Energy 144A $7.25 cv. pfd.       --              --          16,294         914,582          10,200         572,526
CMS Energy Corp. 8.75% cum. cv. pfd.     --              --          13,730         437,644           8,613         274,539
Calpine Corp. 144A $2.875 cv. pfd.       --              --           7,440         802,590           4,658         502,482
NiSource, Inc. $3.875 c.v. pfd.          --              --           5,000         228,125           3,400         155,125
Reliant Energy, Inc. $2.00 cv. pfd.      --              --          19,649       1,508,061          12,290         943,258
TXU Corporation $4.625 cum. cv. pfd.     --              --           9,300         432,450           3,600         167,400
TXU Corporation $1.657 cum. cv. pfd.     --              --           5,300         213,325           3,600         144,900
                                             --------------                  --------------                  --------------
                                                         --                       6,531,294                       4,290,180

Electronics                                             --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Interact Systems, Inc. 14.00% cv. pfd    --              --              --              --              90               1
Pioneer Standard Electronics, Inc.
144A $3.375 cv. pfd.                     --              --           3,200         155,200           2,000          97,000
Titan Corp. 144A $5.75 cv. pfd.          --              --           3,000          90,000           2,000          60,000
World Access, Inc. 144A Ser. D, zero %
cv. pfd.                                 --              --              --              --              27          23,490
                                             --------------                  --------------                  --------------
                                                         --                         245,200                         180,491

Energy                                                  --%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Evi, Inc. $2.50 cum. cv. pfd.            --              --          18,217         863,030          11,385         539,364
Hanover Compressor 7.25% cv. pfd.        --              --           1,900         186,200           1,300         127,400
                                             --------------                  --------------                  --------------
                                                         --                       1,049,230                         666,764

Entertainment                                           --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc. 7.50% pfd.               --              --           3,481         114,873           2,176          71,808

Food                                                    --%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Suiza Capital Trust II $2.75 cv. pfd.    --              --          16,033         637,312          10,117         402,151

Household Furniture and Appliances                      --%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Metromedia International Group, Inc.
$3.625 cum. cv. pfd.                     --              --          11,400         283,575           7,300         181,588
Newell Financial Trust I $2.625 cv.
cum. pfd.                                --              --          12,300         445,875           8,300         300,875
                                             --------------                  --------------                  --------------
                                                         --                         729,450                         482,463

Insurance                                               --%                            0.1%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
ACE, Ltd. $4.125 cv. pfd.                --              --           2,877         226,204           1,799         141,446
Conseco Financing Trust IV $3.50 cum.
cv. pfd.                                 --              --          10,691         105,574           6,568          64,859
Lincoln National Corp. $0.463 cum.
cv. pfd.                                 --              --          11,399         245,079           7,130         153,295
Metlife Capital Trust I $4.00 cv. pfd.   --              --          17,402       1,444,366          10,150         842,450
Philadelphia Consolidated Holding
Corp. $7.00 cv. pfd.                     --              --          81,500         733,500          42,200         379,800
Protective Life Corp. $3.25 cum. cv.
pfd.                                     --              --           4,800         227,400           2,500         118,438
                                             --------------                  --------------                  --------------
                                                         --                       2,982,123                       1,700,288

Media                                                   --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Seagram Co., Ltd. $3.76 cv. pfd.
(Canada)                                 --              --           3,793         195,814           2,285         117,963

Medical Technology                                      --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Owens & Minor Trust I 144A Ser. A,
$2.69 cum. cv. pfd.                      --              --          14,200         601,725           9,700         411,038

Metals                                                  --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Kinam Gold, Inc. Ser. B, $3.75 cum. cv.
pfd.                                     --              --           7,800          58,500           5,200          39,000

Natural Gas Utilities                                   --%                            0.1%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
El Paso Energy Capital Trust $2.375 cv.
pfd.                                     --              --           9,600         727,200           4,400         333,300
K N Energy, Inc. $3.55 cv. pfd.          --              --          12,000         655,500           8,000         437,000
Semco Energy Inc. 11.00% cv. cum.
pfd.                                     --              --          10,541         115,951           6,651          73,161
                                             --------------                  --------------                  --------------
                                                         --                       1,498,651                         843,461

Oil and Gas                                             --%                            0.1%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
Apache Corp. $2.015 cv. pfd.             --              --           9,423         475,862           5,906         298,253
Coastal Corp. $1.656 cv. pfd.            --              --           9,900         405,900           6,700         274,700
Kerr-McGee Corp. $1.825 cv. pfd.         --              --           5,000         270,625           3,300         178,613
Newfield Exploration Co. $3.25 cv. pfd.  --              --           3,700         259,000           2,500         175,000
Pogo Producing Co. Ser. A, $3.25 cv.
pfd.                                     --              --           3,200         190,800           2,391         142,563
Tosco Financing Trust $2.875 cv. pfd.    --              --           5,000         253,125           3,500         177,188
Unocal Capital Trust $3.125 cum. cv.
pfd.                                     --              --          21,500       1,029,313          14,600         698,975
                                             --------------                  --------------                  --------------
                                                         --                       2,884,625                       1,945,292

Paper and Forest Products                               --%                            0.1%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp. $3.75 cv. pfd.     --              --           8,583         247,834           5,170         149,284
Inrernational Paper Co. $2.625 cv. pfd.  --              --          21,700         840,875          15,600         604,500
Owens-Illinois, Inc. $2.375 cv.pfd.      --              --          12,300         210,638           8,300         142,138
Sealed Air Corp. Ser. A, $2.00 cv.pfd.   --              --          24,000       1,071,000          13,400         597,975
                                             --------------                  --------------                  --------------
                                                         --                       2,370,347                       1,493,897

Pharmaceuticals                                         --%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Monsanto Co. $2.60 cv. pfd.              --              --          15,022         773,633           9,821         505,782

Power Producers                                         --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
SEI Trust I $3.125 cum. cv. pfd.         --              --           8,900         590,181           5,500         364,719

Publishing                                              --%                            0.1%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
Readers Digest $0.453 cv. pfd.           --              --           6,900         212,175           4,600         141,450
Tribune Co. $2.00 cv. pfd.               --              --          15,297       1,812,695          11,268       1,335,258
Tribune Co. $1.75 cv. pfd.               --              --          11,317         164,097           7,075         102,588
                                             --------------                  --------------                  --------------
                                                         --                       2,188,967                       1,579,296

Railroads                                               --%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co. $2.625
cv. pfd. (Canada)                        --              --           2,100          93,975           4,000         179,000
Union Pacific Capital Trust $3.125
cum. cv. pfd.                            --              --          19,435         774,971          12,156         484,721
                                             --------------                  --------------                  --------------
                                                         --                         868,946                         663,721

Real Estate                                             --%                            0.1%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Equity Residential Properties Trust
Ser. E, $1.75 cv. pfd.                   --              --          32,594         867,815          18,254         486,013
Vornado Realty Trust Ser. A, $3.25
cum. cv. pfd.                            --              --           5,100         262,650           3,400         175,100
                                             --------------                  --------------                  --------------
                                                         --                       1,130,465                         661,113

Restaurants                                             --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Wendy's Financing Ser. A, $2.50 cv.
pfd.                                     --              --           1,336          62,625             846          39,656

Retail                                                  --%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
CVS Auto Exchange 6.00% cv. pfd.         --              --           5,163         413,040           4,100         328,000
Dollar General Strypes Trust $3.352 cv.
pfd.                                     --              --           2,086          63,884           1,239          37,944
K mart Financing I $3.875 cum. cv. pfd.  --              --          12,132         374,576           7,588         234,280
                                             --------------                  --------------                  --------------
                                                         --                         851,500                         600,224

Shipping                                                --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
CNF Trust I Ser. A, $2.50 cum. cv. pfd.  --              --          15,000         575,625          10,100         387,588

Software                                                --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Amdocs 6.75% cv. pfd.                    --              --           1,174          61,929             741          39,088

Technology Services                                     --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
NBC Internet, Inc. $7.25 cv. pfd.        --              --           1,000          18,500             700          12,950
PSINet, Inc. 144A $3.50 cv. pfd.         --              --              --              --           4,000          68,500
                                             --------------                  --------------                  --------------
                                                         --                          18,500                          81,450

Telecommunications                                      --%                            0.3%                            0.5%
---------------------------------------------------------------------------------------------------------------------------
Comcast Corp. 2.00% cv. pfd.             --              --           5,600         599,900           3,800         407,075
Comcast Corp. 2.00% cv. pfd.             --              --           3,400         233,538           2,300         157,981
Cox Communications, Inc. $7.75 cv. pfd.  --              --          15,600       1,103,700          14,400       1,018,800
Crown Castle International Corp.
$3.125 cum. cv. pfd.                     --              --           1,067          57,351             670          36,013
DECS Trust VI 6.25% cv. pfd.             --              --          10,110         444,840           6,380         280,720
Global Crossing Ltd. 6.75% cum. cv. pfd  --              --           6,467       1,618,771           4,938       1,236,043
Global Crossing Ltd. $6.375 cum cv. pfd. --              --           3,756         333,345           2,370         210,338
Global Telesystems Group, Inc. $3.63
cv. pfd.                                 --              --           4,600          48,898           3,600          38,268
Mpower Communications Corp. $3.625 cum.
cv. pfd.                                 --              --           1,400          22,050           1,000          15,750
Nextlink Communications, Inc. $3.25 cv.
pfd.                                     --              --           3,393         556,452           2,141         351,124
Omnipoint Corp. $3.50 cv. pfd.           --              --             635         106,045             381          63,627
Qwest Trends Trust 144A 5.75% cv. pfd.   --              --           4,500         353,250           3,600         282,600
Williams Communications Group, Inc.
144A $3.375 cv. pfd.                     --              --           6,700         280,563           4,200         175,875
WinStar Communications, Inc. $3.50 cv.
pfd.                                     --              --           3,784         121,088           2,369          75,807
Interact Systems, Inc. 14.00% cv. pfd   400               4              --              --              --              --
Paxson Communications Corp. 144A 9.75%
cv. pfd. (PIK)                           30         291,000              --              --              --              --
World Access, Inc. 144A Ser. D, zero %
cv. pfd.                                106          92,220              --              --              --              --
                                             --------------                  --------------                  --------------
                                                    383,224                       5,879,791                       4,350,021
                                             --------------                  --------------                  --------------
Total Convertible Preferred Stocks
(cost $417,647, $42,287,354 and
$28,216,098)                                 $      383,224                  $   40,486,417                  $   27,010,573

---------------------------------------------------------------------------------------------------------------------------

                                        GROWTH                              BALANCED                    CONSERVATIVE
                                                        --%                            2.5%                            5.2%
CONVERTIBLE                      Principal                        Principal                       Principal
BONDS AND NOTES(a)                 Amount             Value         Amount            Value         Amount            Value
Advertising and
Marketing Services                                      --%                            0.1%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
DoubleClick, Inc. cv. sub. notes 4
3/4s, 2006                      $        --  $           --      $  126,000      $  121,433       $  82,000       $  79,028
Inco, Ltd. cv. deb. 7 3/4s, 2016         --              --         144,000         129,420          90,000          80,888
Interpublic Group Cos., Inc. cv.
sub. notes 1.8s, 2004                    --              --         500,000         497,500         300,000         298,500
Omnicom Group, Inc. cv. sub.
deb. 2 1/4s, 2013                        --              --         329,000         508,716         200,000         309,250
Young & Rubicam, Inc. 144A cv.
sr. notes 3s, 2005                       --              --         250,000         245,625         160,000         157,200
                                             --------------                  --------------                  --------------
                                                         --                       1,502,694                         924,866

Aerospace and Defense                                   --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. cv. sub.
notes 5s, 2002                           --              --         200,000         114,500         200,000         114,500
SPACEHAB, Inc. cv. sub. notes 8s,
2007                                     --              --         157,000         113,825          97,000          70,325
                                             --------------                  --------------                  --------------
                                                         --                         228,325                         184,825

Automotive                                              --%                            0.1%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Magna International cv. sub. deb.
5s, 2002                                 --              --         800,000         775,000         500,000         484,375
Standard Motor Products, Inc. cv.
sub. deb. 6 3/4s, 2009                   --              --         239,000         121,890         146,000          74,460
Tower Automotive, Inc. cv. sub.
notes 5s, 2004                           --              --         500,000         397,500         300,000         238,500
                                             --------------                  --------------                  --------------
                                                         --                       1,294,390                         797,335

Biotechnology                                           --%                            0.3%                            0.6%
---------------------------------------------------------------------------------------------------------------------------
Affymetrix, Inc. cv. sub. notes 4
3/4s, 2007                               --              --         100,000          59,250         100,000          59,250
Alexion Pharmaceuticals, Inc. 144A cv.
sub. notes 5 3/4s, 2007                  --              --         178,000         218,940         118,000         145,140
Alkermes, Inc. cv. sub. notes 3
3/4s, 2007                               --              --         200,000         151,000         200,000         151,000
Athena Neurosciences, Inc. cv. notes 4
3/4s, 2004                               --              --         800,000       1,233,000         500,000         770,625
Centocor, Inc. cv. sub. deb. 4 3/4s,
2005                                     --              --       1,019,000       1,295,404         550,000         699,188
Chiron Corp. cv. sub. notes 1.9s,
2000                                     --              --         179,000         279,688         112,000         175,000
COR Therapeutics, Inc. 144A cv.
notes 5s, 2007                           --              --         139,000         272,788          89,000         174,663
Genzyme Corp. cv. sub. notes 5 1/4s,
2005                                     --              --         200,000         369,500              --              --
Human Genome Sciences, Inc. cv. sub.
notes 3 3/4s, 2007                       --              --         430,000         416,563         290,000         280,938
IDEC Pharmaceuticals Corp. cv. sub.
notes zero %, 2019                       --              --          80,000         189,200          53,000         125,345
Imclone Systems, Inc 144A cv. sub.
notes 5 1/2s, 2005                       --              --          56,000          67,830          35,000          42,394
Millennium Pharmaceuticals, Inc. cv.
sub. notes 5 1/2s, 2007                  --              --         323,000         610,874         189,000         357,446
Protein Design Labs, Inc. 144A cv.
sub. notes 5 1/2s, 2007                  --              --         170,000         297,713         112,000         196,140
Roche Holdings, Inc. 144A cv. bonds
zero %, 2015                             --              --       1,266,000       1,201,118         772,000         732,435
Sepracor, Inc. cv. sub. deb. 7s,
2005                                     --              --         661,000       1,365,791         413,000         853,361
Sepracor, Inc. cv. sub. deb. 6 1/4s,
2005                                     --              --          38,000         197,125          25,000         129,688
Vertex Pharmaceuticals, Inc. 144A
cv. sub. notes 5s, 2007                  --              --         190,000         209,475         130,000         143,325
ViroPharma, Inc. 144A cv. sub.
notes 6s, 2007                           --              --         120,000          50,700          80,000          33,800
                                             --------------                  --------------                  --------------
                                                         --                       8,485,959                       5,069,738

Broadcasting                                            --%                            0.1%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.
cv. sr. notes 1 1/2s, 2002               --              --       1,100,000       1,017,500         500,000         462,500
Echostar Communications Corp. cv.
sub. notes 4 7/8s, 2007                  --              --         936,000       1,235,520         591,000         780,120
Jacor Communications, Inc. cv.
sr. notes zero %, 2011                   --              --         418,000         367,840         276,000         242,880
News America Holdings, Inc. cv.
notes zero %, 2013                       --              --         782,000         796,178         500,000         509,065
                                             --------------                  --------------                  --------------
                                                         --                       3,417,038                       1,994,565

Commercial and Consumer Services                        --%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Cedant Corp. cv. sub. notes 3s,
2002                                     --              --       1,000,000         912,500         500,000         456,250

Communications Equipment                                --%                            0.2%                            0.3%
---------------------------------------------------------------------------------------------------------------------------
American Tower Corp. 144A cv. notes 5s,
2010                                     --              --       1,100,000       1,045,000         700,000         665,000
Antec Corp. cv. sub. notes 4 1/2s,
2003                                     --              --          47,000          62,216          29,000          38,389
Commscope, Inc. cv. sub. notes 4s,
2006                                     --              --         122,000         103,853          73,000          62,141
Comverse Technology, Inc. cv. sub.
deb. 4 1/2s, 2005                        --              --         200,000       1,007,750              --              --
Efficient Networks, Inc. 144A cv.
sub. notes 5s, 2005                      --              --         337,000         214,838         204,000         130,050
Juniper Networks, Inc. cv. sub. notes
4 3/4s, 2007                             --              --       1,000,000       1,517,500         630,000         956,025
Redback Networks, Inc. 144A cv. sub.
notes 5s, 2007                           --              --         220,000         244,200         133,000         147,630
Terayon Communications Systems, Inc.
144A cv. sr. notes 5s, 2007              --              --         193,000         128,104         116,000          76,995
                                             --------------                  --------------                  --------------
                                                         --                       4,323,461                       2,076,230

Computers                                               --%                            0.1%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
Adaptec, Inc. cv. sub. notes 4 3/4s,
2004                                     --              --         151,000         127,406          95,000          80,156
Anixter International, Inc. 144A sr.
notes zero %, 2020                       --              --         979,000         271,673         599,000         166,223
Aspen Technology, Inc. cv. sub. deb.
5 1/4s, 2005                             --              --              --              --         111,000         112,943
Critical Path, Inc. 144A cv. bonds
5 3/4s, 2005                             --              --          67,000          58,960          42,000          36,960
Digital Island, Inc. cv. bonds 6s,
2005                                     --              --         330,000         191,813         210,000         122,063
Hewlett-Packard Co. cv. sub. notes
zero %, 2017                             --              --       1,321,000         972,586         826,000         608,143
Quantum Corp. cv. sub. 7s, 2004          --              --         500,000         393,440         300,000         236,064
Vantive Corp. (The) cv. sub. notes
4 3/4s, 2002                             --              --         200,000         202,000              --              --
                                             --------------                  --------------                  --------------
                                                         --                       2,217,878                       1,362,552

Conglomerates                                           --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
ADT Operations, Inc. cv. sub. notes
zero %, 2010                             --              --          79,000         223,274          49,000         138,486

Consumer Services                                       --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc. 144A cv. sub.
notes 5s, 2007                           --              --         350,000         270,813         230,000         177,963
VerticalNet, Inc. cv. sub. deb. 5
1/4s, 2004                               --              --          56,000         105,000          35,000          65,625
                                             --------------                  --------------                  --------------
                                                         --                         375,813                         243,588

Electrical Equipment                                    --%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Amkor Technologies, Inc. 144A cv.
sub. notes 5s, 2007                      --              --         229,000         182,055         144,000         114,480
Oak Industries, Inc. cv. sub.
notes 4 7/8s, 2008                       --              --          70,000         446,775          46,000         293,595
                                             --------------                  --------------                  --------------
                                                         --                         628,830                         408,075

Electronics                                             --%                            0.3%                            0.6%
---------------------------------------------------------------------------------------------------------------------------
Benchmark Electronics, Inc. cv. sub
notes 6s, 2006                           --              --              --              --          29,000          41,144
Benchmark Electronics, Inc. 144A cv.
sub. notes 6s, 2006                      --              --         114,000         161,738              --              --
Burr-Brown Corp. 144A cv. sub.
notes 4 1/4s, 2007                       --              --         135,000         179,381          85,000         112,944
Cypress Semiconductor Corp. cv.
sub. notes 4s, 2005                      --              --         225,000         253,688         142,000         160,105
Cypress Semiconductor Corp. cv. sub.
deb. 3 3/4s, 2005                        --              --         133,000         124,854          83,000          77,916
Kent Electronics Corp. cv. sub.
notes 4 1/2s, 2004                       --              --          81,000          66,521          51,000          41,884
Kulicke & Soffa Industries, Inc.
144A cv. sub. notes 4 3/4s, 2006         --              --         130,000         108,875          82,000          68,675
LSI Logic Corp. cv. sub. notes 4
1/4s, 2004                               --              --         165,000         326,288          99,000         195,773
Park Electrochemical Corp. cv. sub.
notes 5 1/2s, 2006                       --              --         183,000         250,024         115,000         157,119
Perkinelmer, Inc. cv. deb. zero %,
2020                                     --              --         318,000         216,240         199,000         135,320
S3, Inc. 144A cv. sub. notes 5
3/4s, 2003                               --              --         300,000         274,875         200,000         183,250
SCI Systems, Inc. cv. sub. 3s,
2007                                     --              --         600,000         597,750         400,000         398,500
Sanmina Corp. cv. sub. notes 4
1/4s, 2004                               --              --         363,000         803,138         227,000         502,238
Semtech Corp. 144A cv. sub notes
4 1/2s, 2007                             --              --          49,000          58,188          31,000          36,813
Solectron Corp. cv. notes zero %, 2020   --              --       1,592,000       1,066,640       1,110,000         743,700
Solectron Corp. cv. notes zero%, 2019    --              --       2,042,000       1,503,423       1,273,000         937,246
Transwitch Corp. 144A cv. notes 4 1/2s,
2005                                     --              --         330,000         405,075         210,000         257,775
TriQuint Semiconductor, Inc. cv.
notes 4s, 2007                           --              --         190,000         149,388         130,000         102,213
Vitesse Semiconductor Corp. 144A cv.
sub. deb. 4s, 2005                       --              --         864,000         898,560         540,000         561,600
                                             --------------                  --------------                  --------------
                                                         --                       7,444,646                       4,714,215

Energy                                                  --%                            0.1%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
Baker Hughes, Inc. cv. notes zero %,
2008                                     --              --         100,000          79,750         100,000          79,750
Diamond Offshore Drilling, Inc. cv.
sub. notes 3 3/4s, 2007                  --              --         900,000       1,010,250         700,000         785,750
Diamond Offshore Drilling, Inc. 144A
cv. deb. zero %, 2020                    --              --         310,000         155,000         190,000          95,000
Global Marine, Inc. 144A cv. deb.
zero %, 2020                             --              --       1,008,000         511,560         630,000         319,725
Offshore Logistics, Inc. cv. sub.
notes 6s, 2003                           --              --         213,000         209,805         141,000         138,885
Parker Drilling Corp. cv. sub. notes
5 1/2s, 2004                             --              --              --              --         245,000         207,638
Pride International, Inc. cv. sub.
deb. zero %, 2018                        --              --         281,000         130,314         172,000          79,765
Seacor Holdings, Inc. cv. sub. notes
5.38s, 2006                              --              --         200,000         221,000         115,000         127,075
                                             --------------                  --------------                  --------------
                                                         --                       2,317,679                       1,833,588

Environmental                                           --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp. cv. sr. notes 4s,
2005                                     --              --         250,000         218,750         200,000         175,000

Health Care Services                                    --%                            0.1%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s,
2003                                     --              --         391,000         325,508         176,000         146,520
Invitrogen Corp. 144A cv. sub. notes
5 1/2s, 2007                             --              --         140,000         141,225          90,000          90,788
Omnicare, Inc. cv. bonds 5s, 2007        --              --       1,000,000         741,250         450,000         333,563
Total Renal Care Holdings, Inc. 144A
cv. notes 7s, 2009                       --              --              --              --         680,000         482,800
Universal Health Services, Inc. 144A
cv. sr. notes 0.426s, 2020               --              --         680,000         377,400         420,000         233,100
Wellpoint Health Networks, Inc. cv.
sub. deb. zero %, 2019                   --              --         500,000         392,500         200,000         157,000
                                             --------------                  --------------                  --------------
                                                         --                       1,977,883                       1,443,771

Homebuilding                                            --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Lennar Corp. cv. deb. zero %, 2018       --              --         440,000         210,100         288,000         137,520

Insurance                                               --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Mutual Risk Management cv. sub. deb.
zero %, 2015                             --              --         656,000         334,560         403,000         205,530

Investment Banking and Brokerage                        --%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc. cv. sr.
notes 1s, 2001                           --              --         149,000         482,574          99,000         320,636
E*Trade Group, Inc. 144A cv. sub.
notes 6s, 2007                           --              --          51,000          46,410          32,000          29,120
E*Trade Group, Inc. cv. sub. notes
6s, 2007                                 --              --         190,000         172,900         119,000         108,290
                                             --------------                  --------------                  --------------
                                                         --                         701,884                         458,046

Manufacturing                                           --%                             --%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Thermo Ecotek Corp. 144A cv. bonds
4 7/8s, 2004                             --              --         300,000         276,375         200,000         184,250
Thermo Electron Corp. 144A cv. sub.
deb. 4 1/4s, 2003                        --              --         300,000         283,125         300,000         283,125
                                             --------------                  --------------                  --------------
                                                         --                         559,500                         467,375

Medical Technology                                      --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Thermo Cardiosystems, Inc. 144A cv.
company guaranty 4 3/4s, 2004            --              --         500,000         438,750         300,000         263,250

Metals                                                  --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Inco, Ltd. deb. 5 3/4s, 2004 (Canada)    --              --         300,000         271,125         200,000         180,750
Quanex Corp. cv. sub. deb. 6.88s,
2007                                     --              --         276,000         248,400         173,000         155,700
                                             --------------                  --------------                  --------------
                                                         --                         519,525                         336,450

Oil and Gas                                             --%                            0.1%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp. cv. sub.
notes zero %, 2020                       --              --         410,000         336,713         257,000         211,061
Devon Energy Corp. cv. deb. 4.95s,
2008                                     --              --       1,200,000       1,156,500         900,000         867,375
Kerr-McGee Corp. cv. sub. deb. 5 1/4s,
2010                                     --              --         200,000         248,500         200,000         248,500
Swift Energy Co. cv. sub. notes 6 1/4s,
2006                                     --              --         300,000         393,750         198,000         259,875
                                             --------------                  --------------                  --------------
                                                         --                       2,135,463                       1,586,811

Pharmaceuticals                                         --%                            0.1%                            0.3%
---------------------------------------------------------------------------------------------------------------------------
Alpharma, Inc. cv. sub. notes 5 3/4s,
2005                                     --              --         160,000         348,000         101,000         219,675
Alza Corp. cv. sub. zero %, 2014         --              --         756,000         849,555         473,000         531,534
C.V. Therapeutics 144A cv. sub. notes
4 3/4s, 2007                             --              --         148,000         198,505          96,000         128,760
IVAX Corp. 144A cv. sr. sub. notes
5 1/2s, 2007                             --              --         250,000         360,000         160,000         230,400
Inhale Therapeutic Systems 144A cv.
sub. notes 5s, 2007                      --              --         116,000         183,715          77,000         121,949
Roche Holdings, Inc. 144A cv. unsub.
zero %, 2010 (Switzerland)               --              --       2,060,000       1,129,086       1,350,000         739,935
                                             --------------                  --------------                  --------------
                                                         --                       3,068,861                       1,972,253

Photography and Imaging                                 --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Xerox Corp. cv. sub. deb. 0.57s, 2018    --              --         490,000         249,900         294,000         149,940

Publishing                                              --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Times Mirror Co. cv. sub. notes
zero %, 2017                             --              --         426,000         278,498         280,000         183,050

Real Estate                                             --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
EOP Operating LP 144A cv. sr. notes
7 1/4s, 2008                             --              --         373,000         380,926         234,000         238,973

Retail                                                  --%                            0.1%                            0.2%
---------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc. cv. sub. deb. 4 3/4s,
2009                                     --              --         502,000         333,830         315,000         209,475
Ann Taylor Stores Corp. cv. company
guaranty 0.55s, 2019                     --              --         400,000         225,500         400,000         225,500
Costco Cos, Inc. cv. sub. notes
zero %, 2017                             --              --         700,000         587,125         500,000         419,375
Office Depot, Inc. cv. zero %, 2007      --              --       1,500,000         907,500         700,000         423,500
Rite Aid Corp. cv. sub. notes 5 1/4s,
2002                                     --              --         300,000         107,250         200,000          71,500
                                             --------------                  --------------                  --------------
                                                         --                       2,161,205                       1,349,350

Semiconductor                                           --%                            0.1%                            0.1%
---------------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc. cv.
sub. notes 5 1/4s, 2006                  --              --         200,000         185,250         200,000         185,250
Conexant Systems, Inc. cv. sub. notes
4 1/4s, 2006                             --              --         200,000         383,250         200,000         383,250
Conexant Systems, Inc. 144A cv. sub.
notes 4s, 2007                           --              --         200,000         142,750         200,000         142,750
Conexant Systems, Inc. cv. sub.
notes 4s, 2007                           --              --         176,000         125,620         110,000          78,513
Photronics, Inc. cv. sub. notes 6s,
2004                                     --              --         300,000         288,750         200,000         192,500
                                             --------------                  --------------                  --------------
                                                         --                       1,125,620                         982,263

Software                                                --%                            0.3%                            0.7%
---------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc. 144A cv. sub.
notes 5 1/2s, 2007                       --              --         107,000          76,505          66,000          47,190
BEA Systems, Inc. 144A cv. sub.
notes 4s, 2006                           --              --         605,000       1,434,606         366,000         867,878
BEA Systems, Inc. cv. sub. notes 4s,
2006                                     --              --         201,000         476,621         126,000         298,778
Citrix Systems, Inc. cv. sub. deb.
zero %, 2019                             --              --         283,000         103,295         174,000          63,510
I2 Technologies, Inc. cv. sub. notes
5 1/4s, 2006                             --              --         406,000       1,044,943         254,000         653,733
Mercury Interactive Corp. 144A cv.
bonds 4 3/4s, 2007                       --              --         304,000         470,820         187,000         289,616
Network Associates, Inc. cv. sub deb.
zero %, 2018                             --              --       2,200,000         830,500       1,100,000         415,250
Rational Software Corp. 144A cv. sub.
notes 5s, 2007                           --              --         500,000       1,035,000         300,000         621,000
Siebel Systems, Inc. cv. sub. notes
5 1/2s, 2006                             --              --         220,000       1,066,450         138,000         668,955
Veritas Software Corp. cv. disc.
notes 1.856s, 2006                       --              --         731,000       2,929,483         459,000       1,825,308
                                             --------------                  --------------                  --------------
                                                         --                       9,468,223                       5,751,218

Technology Services                                     --%                            0.2%                            0.3%
---------------------------------------------------------------------------------------------------------------------------
America Online, Inc. cv. sub. notes 4s,
2002                                     --              --          71,000         584,419              --              --
America Online, Inc. cv. sub. notes
zero %, 2019                             --              --       1,200,000         616,500       1,100,000         565,125
Automatic Data Processing, Inc. cv.
deb. zero %, 2012                        --              --         300,000         528,750         200,000         352,500
CNET Networks, Inc. cv. sub. notes 5s,
2006                                     --              --          56,000          48,370          34,000          29,368
CheckFree Holdings Corp. 144A cv. sub.
notes 6 1/2s, 2006                       --              --         196,000         171,990         121,000         106,178
EarthWeb, Inc. cv. sub. notes 7s,
2005                                     --              --         200,000          77,500              --              --
Exodus Communications, Inc. 144A cv.
sub. notes 4 3/4s, 2008                  --              --         500,000         766,250         339,000         519,518
Exodus Communications, Inc. cv. sub.
notes 4 3/4s, 2008                       --              --         657,000       1,006,853         380,000         582,350
Internet Capital Group, Inc. cv. sub.
notes 5 1/2s, 2004                       --              --         449,000         231,235         279,000         143,685
Safeguard Scientifics, Inc. cv. sub.
notes 5s, 2006                           --              --         296,000         294,150         200,000         198,750
                                             --------------                  --------------                  --------------
                                                         --                       4,326,017                       2,497,474

Telecommunications                                      --%                            0.2%                            0.5%
---------------------------------------------------------------------------------------------------------------------------
Aether Systems, Inc. cv. sub. notes 6s,
2005                                     --              --         183,000         139,766         112,000          85,540
American Tower Corp. cv. notes 6 1/4s,
2009                                     --              --          97,000         163,081          61,000         102,556
Corecomm, Ltd. cv. sub. notes 6s,
2006                                     --              --         300,000         140,250         200,000          93,500
Covad Communications Group, Inc. 144A
cv. sr. notes 6s, 2005                   --              --         250,000         231,250         160,000         148,000
Cox Communications, Inc. cv. sub. deb.
0.426s, 2020                             --              --         887,000         368,105         550,000         228,250
Level 3 Communication, Inc. cv. sub.
deb. 6s, 2010                            --              --         613,000         518,751         390,000         330,038
Level 3 Communication, Inc. cv. sub.
notes 6s, 2009                           --              --         473,000         636,776         297,000         399,836
Liberty Media Group 144A cv. deb.
3 3/4s, 2030                             --              --         962,000         739,538         421,000         323,644
Liberty Media Group cv.
mortgage-backed 4s, 2029                 --              --         957,000         893,599         598,000         558,383
NTL, Inc. cv. sub. notes 7s,
2008 (United Kingdom)                    --              --         296,000         393,310         187,000         248,476
Nextel Communications, Inc. sr.
notes 5 1/4s, 2010                       --              --       1,401,000       1,313,438       1,125,000       1,054,688
Pinnacle Holdings, Inc. 144A cv. sub.
notes 5 1/2s, 2007                       --              --         240,000         157,800         210,000         138,075
Primus Telecommunications Group, Inc.
144A cv.sub. deb 5 3/4s, 2007            --              --          70,000          30,800          50,000          22,000
                                             --------------                  --------------                  --------------
                                                         --                       5,726,464                       3,732,986

Tobacco                                                 --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
Standard Commercial Corp. cv. sub.
deb. 7 1/4s, 2007                        --              --         300,000         188,250         300,000         188,250

Transaction Processing                                  --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
National Data Corp. cv. sub. notes 5s,
2003                                     --              --         600,000         529,500         246,000         217,095

Waste Management                                        --%                             --%                             --%
---------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp. cv. sub. deb.
3 1/4s, 2003                        110,000          91,575              --              --              --              --
Parker Drilling Corp. cv. sub.
notes 5 1/2s, 2004                  440,000         372,900              --              --              --              --
Waste Management, Inc. cv. sub.
notes 4s, 2002                           --              --         300,000         279,000         200,000         186,000
                                             --------------                  --------------                  --------------
                                                    464,475                         279,000                         186,000
                                             --------------                  --------------                  --------------
Total Convertible Bonds and Notes
(cost $437,783, $66,870,369 and
$42,395,696)                                 $      464,475                  $   68,251,366                  $   42,726,918


---------------------------------------------------------------------------------------------------------------------------

                                                  GROWTH                       BALANCED                  CONSERVATIVE
PURCHASED                                               --%                             --%                             --%
OPTIONS                Expiration Date/       Contract                     Contract                  Contract
OUTSTANDING(a)          Strike Price           Amount          Value        Amount         Value      Amount          Value
---------------------------------------------------------------------------------------------------------------------------
Japanese Government
Bond Future Contracts
(Call)                  Oct-00/110.6         $19,967,577      $11,142   $        --     $     --   $       --     $      --
Japanese Government
Bond Future Contracts
(Call)                  Oct-00/110.6          20,125,127       12,075            --           --           --            --
NA Van Lines (Put)       Oct-00/93.0           1,000,000        7,950            --           --           --            --
                                                             --------                   --------                   --------
Total Purchased Options
Outstanding (cost $378,955,
$0 and $0)                                                    $31,167                   $     --                   $     --
---------------------------------------------------------------------------------------------------------------------------


                                        GROWTH                              BALANCED                    CONSERVATIVE

FOREIGN GOVERNMENT               Principal              --%        Principal           0.2%       Principal            0.4%
BONDS AND NOTES(a)                 Amount             Value         Amount            Value         Amount            Value
---------------------------------------------------------------------------------------------------------------------------
Ontario (Province of) sr. unsub.
5 1/2s, 2008 (Canada)           $        --  $           --     $ 4,590,000  $    4,208,112      $2,400,000  $    2,200,320
Quebec (Province of) sr. unsub.
5 3/4s, 2009 (Canada)                    --              --       1,985,000       1,826,002       1,175,000       1,080,883
                                             --------------                  --------------                  --------------
Total Foreign Government
Bonds and Notes (cost
$0, $5,842,017 and
$3,216,118)                                  $           --                  $    6,034,114                  $    3,281,203
---------------------------------------------------------------------------------------------------------------------------

                                        GROWTH                              BALANCED                    CONSERVATIVE
                                                       7.4%                           14.6%                           21.9%
SHORT-TERM                       Principal                         Principal                      Principal
INVESTMENTS(a)                     Amount             Value          Amount           Value         Amount            Value
---------------------------------------------------------------------------------------------------------------------------
Asset Securitization Cooperative
Corp. effective yield of 6.49s,
November 14, 2000               $        --  $           --     $50,000,000  $   49,603,389      $       --  $           --
Barclays U.S. Funding Corp.
effective yield of 6 1/2s,
October 10, 2000                         --              --              --              --      20,000,000      19,967,500
CBA Delaware Finance
effective yield of 6.49s,
October 10, 2000                         --              --      25,000,000      24,959,437              --              --
Corporate Asset effective yield
of 6 1/2s, November 22, 2000             --              --              --              --      25,000,000      24,765,278
Corporate Receivables Corp.
effective yield of 6 1/2s,
November 7, 2000                         --              --      25,000,000      24,832,986              --              --
CXC Incorp. effective yield
of 6 1/2s, December 15,
2000                                     --              --              --              --      28,000,000      27,671,389
Falcon Asset Securitization
Corp. effective yield of 6.52s,
October 4, 2000                          --              --      40,000,000      39,978,267              --              --
Formosa Plstics Corp. effective
yield of 6.52s, October 4, 2000  20,000,000      19,989,133              --              --              --              --
Merrill Lynch & Co., Inc.
effective yield of 6.49s,
October 11, 2000                         --              --              --              --      20,000,000      19,963,944
Old Line Funding Corp. effective
yield of 6 1/2s, November 3, 2000        --              --              --              --      20,000,000      19,880,833
Old Slip Funding Corp. effective
yield of 6.53s, November 1, 2000         --              --      18,864,000      18,751,083              --              --
Park Avenue Receivables
effective yield of 6.52s,
October 17, 2000                         --              --      50,000,000      49,855,111              --              --
Sheffield Receivables
Corp. effective yield of 6.52s,
October 19, 2000                 50,000,000      49,837,000              --              --              --              --
Sigma Finance, Inc. effective
yield of 6 1/2s, October 13,
2000                                     --              --      41,900,000      41,809,217              --              --
Sigma Finance, Inc. effective
yield of 6 1/2s, October 23,
2000                             25,000,000      24,900,694              --              --              --              --
Sigma Finance, Inc. effective
yield of 6 1/2s, November 16,
2000                                     --              --              --              --      20,000,000      19,833,889
Thunder Bay Funding, Inc.
effective yield of 6.51s,
October 5, 2000                          --              --      29,946,000      29,924,339              --              --
Venture Business Trust effective
yield of 6.52s, October 6, 2000          --              --      30,000,000      29,972,833              --              --
Interest in $789,642,000
joint repurchase agreement dated
September 29, 2000 with Morgan
(J.P.) & Co., Inc. due October
2, 2000 with respect to
various U.S. Government
Agency obligations --
maturity value of $40,090,204,
$56,930,154, and $41,141,787,
for an effective yield of
6.65%                            40,068,000      40,068,000      56,920,000      56,920,000      41,119,000      41,119,000
Interest in $843,280,000
joint repurchase agreement dated
September 29, 2000 with Morgan
Stanley & Co., Inc. due October
2, 2000 with respect to
various U.S. Government
Agency obligations --
maturity value of 4,443,454,
for an effective yield of 6.63%          --              --              --              --       4,441,000       4,441,000
US Treasury 5.99s, December
21, 2000 (SEG)                           --              --      29,680,000      29,282,813              --              --
US Treasury 5.975s, December
21, 2000 (SEG)                   11,925,000      11,764,692              --              --              --              --
US Treasury 5.432s, December
21, 2000 (SEG)                           --              --              --              --       4,200,000       4,143,539
                                             --------------                  --------------                  --------------
Total Short-Term Investments
(cost $146,559,519, $395,889,475
and $181,786,372)                            $  146,559,519                  $  395,889,475                    $181,786,372
---------------------------------------------------------------------------------------------------------------------------
Total Investments (cost
$1,935,566,940, $2,514,816,587
and $823,168,817)                            $1,968,684,046                  $2,682,528,875                    $817,825,069
---------------------------------------------------------------------------------------------------------------------------


(a) Percentages indicated are based on net assets as follows:
------------------------------------------------------------------
Growth portfolio              $1,978,571,472
Balanced portfolio             2,710,173,254
Conservative portfolio           829,434,220
------------------------------------------------------------------
(b) The aggregate identified cost on a tax basis is as follows:

                                                                                           Unrealized
                               Aggregate         Gross Unrealized   Gross Unrealized      Appreciation/
                            Identified Cost        Appreciation       Depreciation       (Depreciation)
---------------------------------------------------------------------------------------------------------
Growth portfolio            $ 1,962,582,535        $168,791,139       $162,689,628        $  6,101,511
Balanced portfolio            2,533,907,081         305,190,325        156,568,531         148,621,794
Conservative portfolio          825,616,466          30,391,596         38,182,993          (7,791,397)
---------------------------------------------------------------------------------------------------------

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(REL) BiPop-Carire SpA is involved in a joint venture with Putnam Investments.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements  for futures contracts at September 30, 2000.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold  in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Notes (FRN) are the current interest rates at September 30, 2000, which are subject to change based on the terms of the security.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at September 30, 2000:
      (as percentage of Market Value)

      Growth Portfolio
      -----------------------------------
      Brazil                         1.0%
      Canada                         1.5
      Finland                        1.0
      France                         3.6
      Germany                        1.8
      Hong Kong                      1.0
      Italy                          1.0
      Japan                          4.7
      Mexico                         1.1
      Netherlands                    2.2
      South Korea                    1.0
      Spain                          1.0
      Sweden                         1.0
      Switzerland                    2.1
      Taiwan                         1.0
      United Kingdom                 6.0
      United States                 65.1
      Other                          3.9
      -----------------------------------
      Total                        100.0%

      Distribution of investments by country of issue at September 30, 2000: (as percentage of Market Value)

      Balanced Portfolio
      -----------------------------------
      Canada                         1.1%
      France                         1.9
      Germany                        1.0
      Japan                          1.8
      Netherlands                    1.5
      Switzerland                    1.2
      United Kingdom                 3.1
      United States                 84.8
      Other                          3.6
      -----------------------------------
      Total                        100.0%

      Distribution of investments by country of issue at September 30, 2000: (as percentage of Market Value)

      Conservative Portfolio
      -----------------------------------

      Bermuda                        1.0%
      Canada                         1.1
      France                         1.0
      Japan                          1.0
      Netherlands                    1.0
      United Kingdom                 1.7
      United States                 91.1
      Other                          2.1
      -----------------------------------
      Total                        100.0%


-----------------------------------------------------------------------------
Forward Currency Contracts
to Buy at September 30, 2000
(aggregate face value $216,869,058)

                                                         GROWTH
                                                                  Unrealized
                                    Aggregate Face   Delivery    Appreciation/
                     Market Value        Value         Date     (Depreciation)
-----------------------------------------------------------------------------
Australian Dollars    $49,665,559     $52,839,946    12/20/00     $(3,174,387)
British Pounds          8,931,176       8,526,887    12/20/00         404,289
Canadian Dollars          196,521         197,542    12/20/00          (1,021)
Euro Dollars          118,758,996     119,539,655    12/20/00        (780,659)
Greek Drachma           5,127,227       5,032,782    12/20/00          94,445
Japanese Yen           20,575,598      20,731,632    12/20/00        (156,034)
Swedish Krona           9,970,536      10,000,614    12/20/00         (30,078)
-----------------------------------------------------------------------------
                                                                  $(3,643,445)
-----------------------------------------------------------------------------
Forward Currency Contracts
to Sell at September 30, 2000
(aggregate face value $436,208,257)

                                              GROWTH
                                                                  Unrealized
                          Market     Aggregate Face  Delivery    Appreciation/
                          Value           Value        Date     (Depreciation)
-----------------------------------------------------------------------------
Australian Dollars     $3,424,814      $3,645,004    12/20/00     $   220,190
British Pounds         68,347,923      67,082,266    12/20/00      (1,265,657)
Canadian Dollars       18,539,142      18,897,229    12/20/00         358,087
Danish Krone            1,510,025       1,530,661    12/20/00          20,636
Euro Dollars          192,507,604     193,603,548    12/20/00       1,095,944
Hong Kong Dollar       11,244,261      11,244,115    12/20/00            (146)
Japanese Yen           93,112,069      96,113,657    12/20/00       3,001,588
Singapore Dollar        4,991,183       5,050,000    12/20/00          58,817
Swiss Franc            22,480,869      22,463,196    12/20/00         (17,673)
Swedish Krona          14,443,752      14,864,795    12/20/00         421,043
Mexican Peso            1,759,434       1,713,786    12/20/00         (45,648)
-----------------------------------------------------------------------------
                                                                  $ 3,847,181
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Futures Contracts Outstanding
at September 30, 2000

                                                         GROWTH
                                                                  Unrealized
                                      Aggregate Face Expiration  Appreciation/
                        Total Value        Value        Date    (Depreciation)
-----------------------------------------------------------------------------
ASX Index (long)        $46,921,383    $ 46,931,543    Dec-00  $   (10,160)
CAC 40 (short)            7,549,691       7,597,338    Oct-00       47,647
DAX Index (long)            454,818         485,328    Dec-00      (30,510)
DAX Index (short)         5,609,425       5,966,331    Dec-00      356,906
Euro-Bund 10yr (short)   15,606,471      15,581,628    Dec-00      (24,843)
FT-SE 100 (short)        43,595,797      45,530,042    Dec-00    1,934,245
Gilt (short)             10,881,849      10,799,786    Dec-00      (82,063)
JGB 10yr (long)          23,895,307      23,646,085    Dec-00      249,222
MIB 30 Index (short)      5,038,465       5,371,364    Dec-00      332,899
S & P 500 Index (long)    7,631,925       7,979,636    Dec-00     (347,711)
S & P 500 Index (short)   3,634,250       3,809,083    Dec-00      174,833
Topix (long)             35,106,915      35,623,480    Dec-00     (516,565)
US Agency 10yr (long)     1,701,844       1,693,686    Dec-00        8,158
US Long Bond (long)       1,282,531       1,281,930    Dec-00          601
US Treasury Note 10yr
(long)                   40,688,813      40,677,845    Dec-00       10,968
US Treasury Note 10yr
(short)                 216,372,281     216,207,871    Dec-00     (164,410)
US Treasury Note 5yr
(long)                   40,111,969      39,901,696    Dec-00      210,273
US Treasury Note 2yr
(long)                    2,000,156       1,999,105    Dec-00        1,051
----------------------------------------------------------------------------
                                                               $ 2,150,541
----------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
Swap Contracts Outstanding
at September 30, 2000

                                                                        GROWTH
                                                                                 Unrealized
                                                    Notional     Termination    Appreciation/
                                                     Amount         Date       Depreciation
--------------------------------------------------------------------------------------------
Agreement with Lehman Brothers, Inc. dated
February 29, 2000 to receive (pay) monthly the
notional amount multiplied by the return of the
Lehman Brothers U.S. Government Index and pay
the notional amount multiplied by one month
LIBOR adjusted by a specified spread.              $67,860,829     Mar-03         $ 103,928

Agreement with J.P. Morgan Securities, Inc. dated
May 15, 2000 to receive (pay) monthly the notional
amount multiplied by the return of the Lehman
Brothers U.S. Government Bond Index and pay the
notional amount multiplied by one month LIBOR
adjusted by a specified spread.                     58,321,809     Jun-03          (321,150)

Agreement with Deutshe Bank AG dated
September 5, 2000 to receive (pay)
semi-annually the notional amount
multiplied by 6.845% and pay quarterly
the notional amount multiplied by three
months LIBOR adjusted by a specified spread.        18,000,000     Sep-05           (39,098)

Agreement with Deutshe Bank AG dated
September 21, 2000 to receive (pay)
semi-annually the notional amount multiplied
by the return of 7.0275% and pay quarterly
the notional amount multiplied by three
months LIBOR adjusted by a specified spread.         7,300,000     Sep-10           (65,253)

Agreement with Merrill Lynch, Pierce, Fenner &
Smith, Inc. dated September 29, 2000 to
receive (pay) monthly the notional amount
multiplied by the return of the Merrill Lynch
Mortgage Index and pay the notional amount
multiplied by one month LIBOR adjusted by a
specified spread.                                   13,000,278     Dec-00              (773)

Agreement with Salomon Brothers dated
January 28, 2000 to receive (pay)
monthly the notional amount multiplied by the
return of the Salomon Brothers Non-U.S. World
Government bond Index (hedged) and pay the
notional amount multiplied by one month LIBOR
adjusted by a specified spread.                    105,662,826     Jan-03           238,229

Agreement with Salomon Brothers dated
January 28, 2000 to receive (pay)
monthly the notional amount multiplied by the
return of the Salomon Brothers Non-U.S. World
Government Bond Index (unhedged) and pay the
notional amount multiplied by one month LIBOR
adjusted by a specified spread.                     96,683,645     Jan-03            84,480
-------------------------------------------------------------------------------------------
                                                                                   $    363
-------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy
at September 30, 2000
(aggregate face value $284,893,847)

                                                     BALANCED
                                                                Unrealized
                                   Aggregate Face  Delivery    Appreciation/
                    Market Value        Value        Date     (Depreciation)
---------------------------------------------------------------------------
Australian Dollars  $ 48,446,162    $ 51,546,676   12/20/00     $(3,100,514)
British Pounds         8,491,574       8,107,184   12/20/00         384,390
Canadian Dollars       9,334,118       9,518,359   12/20/00        (184,241)
Euro Dollars         168,053,213     169,048,869   12/20/00        (995,656)
Greek Drachma          1,199,331       1,224,870   12/20/00         (25,539)
Japanese Yen          32,855,917      33,922,335   12/20/00      (1,066,418)
Swedish Krona         10,202,171      10,232,628   12/20/00         (30,457)
Swiss Franc            1,295,404       1,292,926   12/20/00           2,478
---------------------------------------------------------------------------
                                                                $(5,015,957)
---------------------------------------------------------------------------

---------------------------------------------------------------------------
Forward Currency Contracts to Sell
at September 30, 2000
(aggregate face value $569,230,536)

                                                     BALANCED
                                                                Unrealized
                         Market    Aggregate Face  Delivery    Appreciation/
                         Value          Value        Date     (Depreciation)
---------------------------------------------------------------------------
Australian Dollars  $  9,398,202    $  9,997,940   12/20/00     $   599,738
British Pounds        89,606,168      87,969,005   12/20/00      (1,637,163)
Canadian Dollars      34,484,573      35,165,566   12/20/00         680,993
Euro Dollars         283,788,041     285,139,669   12/20/00       1,351,628
Greek Drachma          1,199,331       1,225,359   12/20/00          26,028
Hong Kong Dollars     14,877,115      14,876,922   12/20/00            (193)
Japanese Yen          80,963,982      83,577,376   12/20/00       2,613,394
Singapore Dollars      4,179,852       4,229,108   12/20/00          49,256
Swedish Krona         16,554,680      17,037,258   12/20/00         482,578
Swiss Franc           30,069,987      30,012,333   12/20/00         (57,654)
---------------------------------------------------------------------------
                                                                $ 4,108,605
---------------------------------------------------------------------------
Futures Contracts Outstanding
at September 30, 2000

                                                     BALANCED
                                                                   Unrealized
                                       Aggregate Face Expiration  Appreciation/
                          Total Value       Value        Date   (Depreciation)
------------------------------------------------------------------------------
ASX Index (long)          $63,938,789   $ 63,935,955    Dec-00  $      2,834
ASX Index (short)           2,245,042      2,213,728    Dec-00       (31,314)
CAC 40 (short)             23,648,297     23,797,424    Oct-00       149,127
DAX Index (short)          19,860,395     21,124,036    Dec-00     1,263,641
FT-SE 100 (short)         102,412,541    106,956,173    Dec-00     4,543,632
Hang Seng (short)           3,121,192      3,049,808    Oct-00       (71,384)
IBEX Plus (short)           6,945,102      7,202,072    Oct-00       256,970
JGB 10yr (long)            34,188,670     33,836,168    Dec-00       352,502
MIB 30 Index (short)        8,464,621      9,023,891    Dec-00       559,270
Nikkei 225 (short)          9,345,552      9,682,703    Dec-00       337,151
OMX (short)                 3,169,397      3,371,210    Oct-00       201,813
Russell 2000 Index
(short)                   121,565,700    125,170,428    Dec-00     3,604,728
S & P 500 Index (long)    320,904,275    333,975,196    Dec-00   (13,070,921)
S & P/TSE 60 Index (short)  8,053,560      8,447,855    Dec-00       394,295
Topix (long)               48,578,173     49,292,307    Dec-00      (714,134)
Topix (short)              21,499,583     21,667,119    Dec-00       167,536
US Agency 10yr (long)       2,930,953      2,911,710    Dec-00        19,243
US Treasury Note 10yr
(long)                     57,224,906     57,209,489    Dec-00        15,417
US Treasury Note 10yr
(short)                   287,327,157    287,019,130    Dec-00      (308,027)
US Treasury Note 5yr
(long)                     64,541,063     64,230,229    Dec-00       310,834
US Treasury Note 5yr
(short)                     4,825,500      4,792,602    Dec-00       (32,898)
----------------------------------------------------------------------------
                                                               $  (2,049,685)
----------------------------------------------------------------------------

----------------------------------------------------------------------------


Swap Contracts Outstanding
at September 30, 2000

                                                                       BALANCED
                                                                                 Unrealized
                                                    Notional     Termination    Appreciation/
                                                     Amount         Date       (Depreciation)
--------------------------------------------------------------------------------------------
Agreement with Lehman Brothers, Inc. dated
February 29, 2000 to receive (pay) monthly the
notional amount multiplied by the return of the
Lehman Brothers U.S. Government Bond Index and
pay the notional amount multiplied by one month
LIBOR  adjusted by a specified spread.           $144,204,775      Mar-03         $ 220,847

Agreement with J.P. Morgan Securities, Inc. dated
March 15, 2000 to receive (pay) monthly the
notional amount multiplied by the return of the
Lehman Brothers U. S. Government Bond Index and
pay the notional amount multiplied by one month
LIBOR adjusted by a specified spread.             121,945,693      Jun-03          (671,495)
--------------------------------------------------------------------------------------------
                                                                                  $(450,648)
--------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy
at September 30, 2000
(aggregate face value $97,048,429)

                                                     CONSERVATIVE
                                                                Unrealized
                                   Aggregate Face   Delivery   Appreciation/
                    Market Value        Value         Date    (Depreciation)
----------------------------------------------------------------------------

Australian Dollars   $17,244,744     $18,349,610    12/20/00     $(1,104,866)
Canadian Dollars       2,892,534       2,949,628    12/20/00         (57,094)
Danish Krone               1,185           1,202    12/20/00             (17)
Euro Dollars          71,837,846      72,285,463    12/20/00        (447,617)
Greek Drachma            312,360         319,012    12/20/00          (6,652)
Swedish Krona          3,132,973       3,142,264    12/20/00          (9,291)
Swiss Franc                1,253           1,250    12/20/00               3
----------------------------------------------------------------------------
                                                                 $(1,625,534)
----------------------------------------------------------------------------
Forward Currency Contracts to Sell
at September 30, 2000
(aggregate face value $114,625,703)

                                                     CONSERVATIVE
                                                                Unrealized
                         Market     Aggregate Face  Delivery   Appreciation/
                         Value           Value        Date    (Depreciation)
----------------------------------------------------------------------------
Australian Dollars    $2,805,094      $2,983,784    12/20/00        $178,690
British Pounds         8,661,642       8,502,869    12/20/00        (158,773)
Canadian Dollars       3,226,287       3,290,069    12/20/00          63,782
Euro Dollars          82,118,914      82,450,257    12/20/00         331,343
Greek Drachma            314,129         320,946    12/20/00           6,817
Hong Kong Dollars      2,144,733       2,144,705    12/20/00            (28)
Japanese Yen           7,139,021       7,370,735    12/20/00         231,714
Singapore Dollars        820,147         829,812    12/20/00           9,665
Swedish Krona          2,168,611       2,231,828    12/20/00          63,217
Swiss Franc            4,509,344       4,500,698    12/20/00          (8,646)
----------------------------------------------------------------------------
                                                                    $717,781
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Futures Contracts Outstanding
at September 30, 2000

                                                        CONSERVATIVE
                                                                 Unrealized
                                      Aggregate Face Expiration  Appreciation/
                        Total Value        Value        Date    (Depreciation)
-----------------------------------------------------------------------------
ASX Index (long)        $15,849,995     $15,852,892    Dec-00      $   (2,897)
CAC 40 (short)            2,553,572       2,569,683    Oct-00          16,111
DAX Index (short)         1,970,879       2,096,278    Dec-00         125,399
Euro-Bund 10yr (short)    7,989,027       7,976,309    Dec-00         (12,718)
FT-SE 100 (short)         7,798,386       8,144,518    Dec-00         346,132
Gilt (short)              1,506,718       1,495,355    Dec-00         (11,363)
JGB 10yr (long)           8,945,423       8,850,935    Dec-00          94,488
MIB 30 Index (short)      1,007,693       1,074,273    Dec-00          66,580
S & P 500 Index (short)   6,905,075       7,237,257    Dec-00         332,182
Topix (long)             11,974,452      12,150,750    Dec-00        (176,298)
US Agency 10yr (long)     1,607,297       1,596,744    Dec-00          10,553
US Long Bond                986,563       1,002,503    Dec-00         (15,940)
US Treasury Note 10yr
(long)                   30,666,937      30,658,702    Dec-00           8,235
US Treasury Note 10yr
(short)                  88,092,281      88,159,187    Dec-00         (66,906)
US Treasury Note 5yr
(long)                   16,688,188      16,603,456    Dec-00          84,732
US Treasury Note 5yr
(short)                   2,513,281       2,496,168    Dec-00         (17,113)
-----------------------------------------------------------------------------
                                                                    $ 781,177
-----------------------------------------------------------------------------


Swap Contracts Outstanding
at September 30, 2000

                                                                      CONSERVATIVE
                                                                                Unrealized
                                                    Notional     Termination   Appreciation/
                                                     Amount         Date      (Depreciation)
--------------------------------------------------------------------------------------------
Agreement with Lehman Brothers, Inc. dated
February 29, 2000 to receive (pay) monthly the
notional amount multiplied by the return of the
Lehman Brothers U.S. Government Bond Index and
pay the notional amount multiplied by one month
LIBOR adjusted by a specified spread.             $37,111,455       Mar-03       $  56,836

Agreement with J.P. Morgan Securities, Inc. dated
March 15, 2000 to receive (pay) monthly the notional
amount multiplied by the return of the Lehman
Brothers U.S. Government Bond Index and pay the
notional amount multiplied by one month LIBOR
adjusted by a specified spread.                    31,812,455       Jun-03        (175,176)

Agreement with Salomon Brothers dated January 28,
2000 to receive (pay) monthly the notional
amount multiplied by the return of the Salomon
Brothers Non-U.S. World Government Bond Index
(unhedged) and pay the notional amount multiplied
by one month LIBOR adjusted by a specified
spread.                                           102,237,323       Jan-03         230,505
--------------------------------------------------------------------------------------------
                                                                                 $ 112,165
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
September 30, 2000

Putnam Asset Allocation: Growth Portfolio
Assets
----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $1,935,566,940) (Note 1)   $1,968,684,046
----------------------------------------------------------------------------------------------
Cash                                                                                    35,649
----------------------------------------------------------------------------------------------
Foreign currency (cost $19,059,240)                                                 19,112,928
----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            8,041,422
----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               3,544,313
----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      21,222,914
----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                       910,309
----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                       5,936,217
----------------------------------------------------------------------------------------------
Receivable for closed swap contracts                                                   105,064
----------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                            426,637
----------------------------------------------------------------------------------------------
Total assets                                                                     2,028,019,499

Liabilities
----------------------------------------------------------------------------------------------
Payable for variation margin                                                            34,882
----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    29,783,487
----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           3,456,422
----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         2,976,166
----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           1,248,244
----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           55,467
----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             4,275
----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                               1,070,838
----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                        2,609,915
----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                          5,732,481
----------------------------------------------------------------------------------------------
Payable for closed swap contracts                                                    1,870,979
----------------------------------------------------------------------------------------------
Payable  for open swap contracts (Note 1)                                              426,274
----------------------------------------------------------------------------------------------
Other accrued expenses                                                                 178,597
----------------------------------------------------------------------------------------------
Total liabilities                                                                   49,448,027
----------------------------------------------------------------------------------------------
Net assets                                                                      $1,978,571,472

Represented by
----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $1,598,745,954
----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                         8,277,388
----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency
transactions (Note 1)                                                              336,006,904
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities in
foreign currencies                                                                  35,541,226
----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding       $1,978,571,472

Computation of net asset value and offering price
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($817,886,595 divided by 56,504,869 shares)                                             $14.47
----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $14.47)*                                 $15.35
----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($469,645,139 divided by 33,054,569 shares)**                                           $14.21
----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($135,438,997 divided by 9,617,109 shares)**                                            $14.08
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($67,225,122 divided by 4,716,651 shares)                                               $14.25
----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $14.25)*                                 $14.77
----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($488,375,619 divided by 33,495,847 shares)                                             $14.58
----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended September 30, 2000

Putnam Asset Allocation: Growth Portfolio
Investment income:
----------------------------------------------------------------------------------------------
Interest income                                                                  $  39,171,591
----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $933,151)                                          19,392,666
----------------------------------------------------------------------------------------------
Total investment income                                                             58,564,257

Expenses:
----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    11,504,965
----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       5,854,487
----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       38,208
----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                        17,464
----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                1,974,696
----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                5,091,219
----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                1,263,765
----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                  506,298
----------------------------------------------------------------------------------------------
Other                                                                                  632,283
----------------------------------------------------------------------------------------------
Total expenses                                                                      26,883,385
----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                            (661,336)
----------------------------------------------------------------------------------------------
Net expenses                                                                        26,222,049
----------------------------------------------------------------------------------------------
Net investment income                                                               32,342,208
----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                   428,378,785
----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                    (68,667,006)
----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                        (12,774,911)
----------------------------------------------------------------------------------------------
Net realized loss on swap contracts (Note 1)                                        (5,954,034)
----------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in foreign
currencies during the year                                                             219,768
----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts, swap
contracts and TBA sale commitments during the year                                (164,486,659)
----------------------------------------------------------------------------------------------
Net gain on investments                                                            176,715,943
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $ 209,058,151
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

Putnam Asset Allocation: Growth Portfolio
                                                                              Year ended September 30
                                                                      ---------------------------------
                                                                                2000               1999
-------------------------------------------------------------------------------------------------------
Increase in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                    $32,342,208        $12,413,579
-------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                             340,982,834        164,789,419
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments and
assets and liabilities in foreign currencies                            (164,266,891)       160,553,774
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                     209,058,151        337,756,772
-------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                                (7,363,351)        (5,108,856)
-------------------------------------------------------------------------------------------------------
   Class B                                                                (1,873,390)          (302,109)
-------------------------------------------------------------------------------------------------------
   Class C                                                                  (413,031)           (91,915)
-------------------------------------------------------------------------------------------------------
   Class M                                                                  (357,845)          (215,219)
-------------------------------------------------------------------------------------------------------
   Class Y                                                                (5,236,059)        (2,230,591)
-------------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                               (72,475,751)       (13,947,178)
-------------------------------------------------------------------------------------------------------
   Class B                                                               (52,354,553)        (9,163,974)
-------------------------------------------------------------------------------------------------------
   Class C                                                               (11,542,732)        (2,091,072)
-------------------------------------------------------------------------------------------------------
   Class M                                                                (6,511,946)        (1,224,056)
-------------------------------------------------------------------------------------------------------
   Class Y                                                               (41,178,056)        (4,648,483)
-------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                        284,931,390         55,864,763
-------------------------------------------------------------------------------------------------------
Total increase in net assets                                             294,682,827        354,598,082

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of year                                                      1,683,888,645      1,329,290,563
-------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment income of
$8,277,388 and $2,671,195, respectively)                              $1,978,571,472     $1,683,888,645
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

PUTNAM ASSET ALLOCATION: GROWTH PORTFOLIO
CLASS A
-----------------------------------------------------------------------------------------------------------
Per-share
operating performance                                          Year ended September 30
-----------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $14.35         $11.76         $13.64         $11.41         $10.06
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income (c)                   .28            .14            .15            .17            .18
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 1.56           2.82          (1.06)          2.69           1.63
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                      1.84           2.96           (.91)          2.86           1.81
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net
investment income                          (.16)          (.10)          (.14)          (.16)          (.19)
-----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            (1.56)          (.27)          (.83)          (.47)          (.27)
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.72)          (.37)          (.97)          (.63)          (.46)
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $14.47         $14.35         $11.76         $13.64         $11.41
-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    12.77          25.55          (7.01)         26.25          18.75
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $817,887       $664,640       $602,273       $486,107       $210,531
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  1.18           1.21           1.31           1.39           1.45
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  1.87           1.00           1.13           1.42           1.72
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   155.18         105.11         146.58          99.96         100.93
-----------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

PUTNAM ASSET ALLOCATION: GROWTH PORTFOLIO
CLASS B
-----------------------------------------------------------------------------------------------------------
Per-share
operating performance                                           Year ended September 30
-----------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $14.12         $11.59         $13.47         $11.29          $9.97
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income (c)                   .16            .03            .05            .08            .10
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 1.55           2.78          (1.05)          2.67           1.64
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                      1.71           2.81          (1.00)          2.75           1.74
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net
investment income                          (.06)          (.01)          (.05)          (.10)          (.15)
-----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            (1.56)          (.27)          (.83)          (.47)          (.27)
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.62)          (.28)          (.88)          (.57)          (.42)
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $14.21         $14.12         $11.59         $13.47         $11.29
-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    11.98          24.52          (7.72)         25.23          18.04
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $469,645       $470,073       $385,645       $357,501       $199,871
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  1.93           1.96           2.06           2.14           2.21
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  1.07            .25            .40            .68            .95
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   155.18         105.11         146.58          99.96         100.93
-----------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

PUTNAM ASSET ALLOCATION: GROWTH PORTFOLIO
CLASS C
-----------------------------------------------------------------------------------------------------------
Per-share
operating performance                                           Year ended September 30
-----------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $14.00         $11.50         $13.38         $11.24          $9.93
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income (c)                   .17            .03            .05            .08            .10
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 1.53           2.75          (1.04)          2.65           1.63
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                      1.70           2.78           (.99)          2.73           1.73
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net
investment income                          (.06)          (.01)          (.06)          (.12)          (.15)
-----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            (1.56)          (.27)          (.83)          (.47)          (.27)
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.62)          (.28)          (.89)          (.59)          (.42)
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $14.08         $14.00         $11.50         $13.38         $11.24
-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    12.01          24.47          (7.70)         25.31          18.01
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $135,439       $103,209        $88,076        $68,749        $27,556
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  1.93           1.96           2.06           2.14           2.23
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  1.13            .25            .41            .67            .94
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   155.18         105.11         146.58          99.96         100.93
-----------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

PUTNAM ASSET ALLOCATION: GROWTH PORTFOLIO
CLASS M
-----------------------------------------------------------------------------------------------------------
Per-share
operating performance                                          Year ended September 30
-----------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $14.15         $11.60         $13.49         $11.32         $10.01
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income (c)                   .20            .07            .08            .11            .12
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 1.55           2.80          (1.05)          2.67           1.64
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                      1.75           2.87           (.97)          2.78           1.76
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net
investment income                          (.09)          (.05)          (.09)          (.14)          (.18)
-----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            (1.56)          (.27)          (.83)          (.47)          (.27)
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.65)          (.32)          (.92)          (.61)          (.45)
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $14.25         $14.15         $11.60         $13.49         $11.32
-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    12.25          25.05          (7.52)         25.63          18.21
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $67,225        $59,604        $49,702        $34,381        $12,369
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  1.68           1.71           1.81           1.89           1.95
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  1.35            .50            .65            .92           1.16
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   155.18         105.11         146.58          99.96         100.93
-----------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

PUTNAM ASSET ALLOCATION: GROWTH PORTFOLIO
CLASS Y
-----------------------------------------------------------------------------------------------------------
Per-share
operating performance                                          Year ended September 30
-----------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $14.44         $11.84         $13.72         $11.47         $10.09
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income (c)                   .32            .17            .18            .21            .21
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 1.58           2.83          (1.07)          2.70           1.65
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                      1.90           3.00           (.89)          2.91           1.86
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net
investment income                          (.20)          (.13)          (.16)          (.19)          (.21)
-----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            (1.56)          (.27)          (.83)          (.47)          (.27)
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.76)          (.40)          (.99)          (.66)          (.48)
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $14.58         $14.44         $11.84         $13.72         $11.47
-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    13.14          25.76          (6.79)         26.54          19.20
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $488,376       $386,363       $203,595       $233,292        $58,301
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .93            .96           1.06           1.14           1.21
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  2.13           1.24           1.40           1.71           1.97
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   155.18         105.11         146.58          99.96         100.93
-----------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



STATEMENT OF ASSETS AND LIABILITIES
Putnam Asset Allocation: Balanced Portfolio

September 30, 2000

Assets
-------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,514,816,587) (Note 1)                        $2,682,528,875
-------------------------------------------------------------------------------
Foreign currency (cost $24,339,107)                                  24,412,058
-------------------------------------------------------------------------------
Dividends, interest and other receivables                            11,459,075
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                               14,473,265
-------------------------------------------------------------------------------
Receivable for securities sold                                       29,101,347
-------------------------------------------------------------------------------
Receivable for open forward currency contracts                        6,445,358
-------------------------------------------------------------------------------
Receivable for closed forward currency contracts                        201,281
-------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                             220,847
-------------------------------------------------------------------------------
Total assets                                                      2,768,842,106

Liabilities
-------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                        346,708
-------------------------------------------------------------------------------
Payable for variation margin                                          4,075,093
-------------------------------------------------------------------------------
Payable for securities purchased                                     31,263,118
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                            5,244,951
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                          3,843,789
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)            1,106,374
-------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                            32,781
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                              6,753
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                1,468,119
-------------------------------------------------------------------------------
Payable for open forward currency contracts                           7,352,710
-------------------------------------------------------------------------------
Payable for closed forward currency contracts                         1,943,536
-------------------------------------------------------------------------------
Payable for closed swap contracts                                     1,090,835
-------------------------------------------------------------------------------
Payable  for open swap contracts (Note 1)                               671,495
-------------------------------------------------------------------------------
Other accrued expenses                                                  222,590
-------------------------------------------------------------------------------
Total liabilities                                                    58,668,852
-------------------------------------------------------------------------------
Net assets                                                       $2,710,173,254

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                  $2,253,708,291
-------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                          9,477,809
-------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                              283,209,370
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                        163,777,784
-------------------------------------------------------------------------------
Total - Representing net assets applicable to
capital shares outstanding                                       $2,710,173,254

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,377,301,593 divided by 106,011,533 shares)                           $12.99
-------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.99)*                  $13.78
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($535,662,857 divided by 41,451,031 shares)**                            $12.92
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($142,760,737 divided by 11,123,832 shares)**                            $12.83
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($70,757,340 divided by 5,457,552 shares)                                $12.97
-------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.97)*                  $13.44
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($583,690,727 divided by 44,905,035 shares)                              $13.00
-------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.


STATEMENT OF OPERATIONS
Year ended September 30, 2000

Putnam Asset Allocation: Balanced Portfolio

Investment income:
-------------------------------------------------------------------------------
Interest                                                          $ 59,600,803
-------------------------------------------------------------------------------
Dividends (net of foreign tax of $642,377)                          23,117,618
-------------------------------------------------------------------------------
Total investment income                                             82,718,421

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    13,932,212
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                       5,800,126
-------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                       36,862
-------------------------------------------------------------------------------
Administrative services (Note 2)                                        22,507
-------------------------------------------------------------------------------
Distribution fees - Class A (Note 2)                                 2,849,048
-------------------------------------------------------------------------------
Distribution fees - Class B (Note 2)                                 5,726,959
-------------------------------------------------------------------------------
Distribution fees - Class C (Note 2)                                 1,360,390
-------------------------------------------------------------------------------
Distribution fees - Class M (Note 2)                                   544,360
-------------------------------------------------------------------------------
Other                                                                  673,421
-------------------------------------------------------------------------------
Total expenses                                                      30,945,885
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                            (875,852)
-------------------------------------------------------------------------------
Net expenses                                                        30,070,033
-------------------------------------------------------------------------------
Net investment income                                               52,648,388
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                   369,522,626
-------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                    (68,967,457)
-------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                         5,525,726
-------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)         (8,295,109)
-------------------------------------------------------------------------------
Net unrealized depreciation of  assets and
liabilities in foreign currencies during the year                   (1,476,497)
-------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts,
swap contracts and TBA sale commitments during the year            (21,028,122)
-------------------------------------------------------------------------------
Net gain on investments                                            275,281,167
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $327,929,555
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

PUTNAM ASSET ALLOCATION: BALANCED PORTFOLIO

                                                                                       Year ended September 30
                                                                               --------------------------------
                                                                                         2000              1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                           $  52,648,388    $   32,876,104
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                     297,785,786       146,907,807
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                  (22,504,619)      144,921,393
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              327,929,555       324,705,304
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                       (22,163,223)      (17,001,979)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                        (7,115,666)       (5,733,718)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                        (1,713,203)       (1,222,425)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                        (1,065,211)         (860,001)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                       (11,498,180)       (6,217,689)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                       (66,297,566)      (14,689,181)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                       (41,791,913)       (8,284,024)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                        (9,236,973)       (1,662,318)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                        (4,918,496)         (985,347)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                        (34,117,109)      (3,641,867)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                  557,354,934       65,633,045
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                       685,366,949      330,039,800

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                2,024,806,305    1,694,766,505
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $9,477,809 and $89,862, respectively)                                 $2,710,173,254   $2,024,806,305
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

PUTNAM ASSET ALLOCATION: BALANCED PORTFOLIO
CLASS A
-----------------------------------------------------------------------------------------------------------
Per-share
operating performance                                          Year ended September 30
-----------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $12.28         $10.66         $12.28         $10.71          $9.67
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income (c)                   .31            .23            .26            .28            .29
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 1.59           1.78           (.84)          2.13           1.32
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                      1.90           2.01           (.58)          2.41           1.61
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net
investment income                          (.26)          (.21)          (.18)          (.31)          (.28)
-----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.93)          (.18)          (.86)          (.53)          (.29)
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.19)          (.39)         (1.04)          (.84)          (.57)
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $12.99         $12.28         $10.66         $12.28         $10.71
-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    15.88          19.09          (4.97)         23.82          17.41
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $1,377,302       $873,219       $846,574       $680,720       $327,326
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  1.09           1.14           1.22           1.27           1.33
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  2.37           1.89           2.17           2.44           2.83
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   182.86         119.70         158.14         136.75         122.12
-----------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

PUTNAM ASSET ALLOCATION: BALANCED PORTFOLIO
CLASS B
-----------------------------------------------------------------------------------------------------------
Per-share
operating performance                                          Year ended September 30
-----------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $12.22         $10.61         $12.23         $10.67          $9.64
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income  (c)                  .20            .14            .17            .19            .21
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 1.59           1.78           (.83)          2.13           1.32
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                      1.79           1.92           (.66)          2.32           1.53
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net
investment income                          (.16)          (.13)          (.10)          (.23)          (.21)
-----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.93)          (.18)          (.86)          (.53)          (.29)
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.09)          (.31)          (.96)          (.76)          (.50)
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $12.92         $12.22         $10.61         $12.23         $10.67
-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    15.01          18.22          (5.70)         22.95          16.54
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $535,663       $553,738       $482,029       $442,463       $264,830
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  1.84           1.89           1.97           2.02           2.08
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  1.56           1.13           1.42           1.70           2.08
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   182.86         119.70         158.14         136.75         122.12
-----------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

PUTNAM ASSET ALLOCATION: BALANCED PORTFOLIO
CLASS C
-----------------------------------------------------------------------------------------------------------
Per-share
operating performance                                          Year ended September 30
-----------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $12.15         $10.56         $12.18         $10.64          $9.62
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income (c)                   .20            .13            .16            .19            .22
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 1.57           1.77           (.82)          2.11           1.30
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                      1.77           1.90           (.66)          2.30           1.52
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net
investment income                          (.16)          (.13)          (.10)          (.23)          (.21)
-----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.93)          (.18)          (.86)          (.53)          (.29)
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.09)          (.31)          (.96)          (.76)          (.50)
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $12.83         $12.15         $10.56         $12.18         $10.64
-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    14.97          18.14          (5.70)         22.86          16.47
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $142,761       $120,660        $94,553        $70,847        $29,724
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  1.84           1.89           1.97           2.02           2.09
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  1.58           1.12           1.41           1.70           2.18
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   182.86         119.70         158.14         136.75         122.12
-----------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

PUTNAM ASSET ALLOCATION: BALANCED PORTFOLIO
CLASS M
-----------------------------------------------------------------------------------------------------------
Per-share
operating performance                                          Year ended September 30
-----------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $12.26         $10.65         $12.27         $10.71          $9.66
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income  (c)                  .24            .17            .20            .22            .24
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 1.59           1.78           (.83)          2.13           1.34
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                      1.83           1.95           (.63)          2.35           1.58
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net
investment income                          (.19)          (.16)          (.13)          (.26)          (.24)
-----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.93)          (.18)          (.86)          (.53)          (.29)
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.12)          (.34)          (.99)          (.79)          (.53)
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $12.97         $12.26         $10.65         $12.27         $10.71
-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    15.33          18.45          (5.46)         23.19          17.05
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $70,757        $66,854        $55,511        $44,121        $14,967
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  1.59           1.64           1.72           1.77           1.84
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  1.84           1.38           1.67           1.93           2.42
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   182.86         119.70         158.14         136.75         122.12
-----------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

PUTNAM ASSET ALLOCATION: BALANCED PORTFOLIO
CLASS Y
-----------------------------------------------------------------------------------------------------------
Per-share
operating performance                                          Year ended September 30
-----------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $12.29         $10.67         $12.29         $10.71          $9.66
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income  (c)                  .33            .26            .29            .31            .31
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 1.60           1.78           (.84)          2.14           1.34
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                      1.93           2.04           (.55)          2.45           1.65
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net
investment income                          (.29)          (.24)          (.21)          (.34)          (.31)
-----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.93)          (.18)          (.86)          (.53)          (.29)
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.22)          (.42)         (1.07)          (.87)          (.60)
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $13.00         $12.29         $10.67         $12.29         $10.71
-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    16.15          19.37          (4.74)         24.21          17.81
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $583,691       $410,335       $216,100       $232,021       $126,482
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .84            .89            .97           1.02           1.08
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  2.58           2.10           2.43           2.70           3.03
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   182.86         119.70         158.14         136.75         122.12
-----------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



STATEMENT OF ASSETS AND LIABILITIES
September 30, 2000

Putnam Asset Allocation: Conservative Portfolio

Assets
------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $823,168,817) (Note 1)                           $817,825,069
------------------------------------------------------------------------------
Cash                                                                   930,161
------------------------------------------------------------------------------
Foreign currency (cost $5,313,860)                                   5,294,641
------------------------------------------------------------------------------
Dividends, interest and other receivables                            8,571,078
------------------------------------------------------------------------------
Receivable for shares of the fund sold                               1,879,949
------------------------------------------------------------------------------
Receivable for securities sold                                      10,236,884
------------------------------------------------------------------------------
Receivable for open forward currency contracts                         944,307
------------------------------------------------------------------------------
Receivable for closed forward currency contracts                        63,133
------------------------------------------------------------------------------
Receivable for closed swap contracts                                   101,658
------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                            287,341
------------------------------------------------------------------------------
Receivable for variation margin                                        211,756
------------------------------------------------------------------------------
Total assets                                                       846,345,977

Liabilities
------------------------------------------------------------------------------
Payable for securities purchased                                     9,819,837
------------------------------------------------------------------------------
Payable for shares of the fund repurchased                           1,890,070
------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                         1,363,159
------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)             439,146
------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                           20,262
------------------------------------------------------------------------------
Payable for administrative services (Note 2)                             2,299
------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                 426,011
------------------------------------------------------------------------------
Payable for open forward currency contracts                          1,852,060
------------------------------------------------------------------------------
Payable for closed forward currency contracts                          593,135
------------------------------------------------------------------------------
Payable for closed swap contracts                                      282,476
------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                               175,176
------------------------------------------------------------------------------
Other accrued expenses                                                  48,126
------------------------------------------------------------------------------
Total liabilities                                                   16,911,757
------------------------------------------------------------------------------
Net assets                                                        $829,434,220

Represented by
------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                   $768,361,113
------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                        18,146,569
------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions  (Note 1)                         48,440,794
------------------------------------------------------------------------------
Net unrealized depreciation of investments
and assets and liabilities in foreign currencies                    (5,514,256)
------------------------------------------------------------------------------
Total - Representing net assets applicable to
capital shares outstanding                                        $829,434,220

Computation of net asset value and offering price
------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($406,224,451 divided by 38,869,948 shares)                             $10.45
------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.45)*                 $11.09
------------------------------------------------------------------------------
Net asset value and offering price per class B share
($153,985,404  divided by 14,780,696 shares)**                          $10.42
------------------------------------------------------------------------------
Net asset value and offering price per class C share
($41,845,743 divided by 4,025,880 shares)**                             $10.39
------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($24,869,093 divided by 2,387,363 shares)                               $10.42
------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.42)*                 $10.80
------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($202,509,529 divided by 19,336,774 shares)                             $10.47
------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

    The accompanying notes are an integral part of these financial statements.


STATEMENT OF OPERATIONS
Year ended September 30, 2000

PUTNAM ASSET ALLOCATION: CONSERVATIVE PORTFOLIO

Investment income:
-------------------------------------------------------------------------
Interest income                                              $ 40,582,876
-------------------------------------------------------------------------
Dividends (net of foreign tax of $93,489)                       3,297,314
-------------------------------------------------------------------------
Total investment income                                        43,880,190

Expenses:
-------------------------------------------------------------------------
Compensation of Manager (Note 2)                                5,203,915
-------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                  2,412,455
-------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                  20,290
-------------------------------------------------------------------------
Administrative services (Note 2)                                    9,399
-------------------------------------------------------------------------
Distribution fees - Class A (Note 2)                              967,624
-------------------------------------------------------------------------
Distribution fees - Class B (Note 2)                            1,802,871
-------------------------------------------------------------------------
Distribution fees - Class C (Note 2)                              478,054
-------------------------------------------------------------------------
Distribution fees - Class M (Note 2)                              195,976
-------------------------------------------------------------------------
Other                                                             210,226
-------------------------------------------------------------------------
Total expenses                                                 11,300,810
-------------------------------------------------------------------------
Expense reduction (Note 2)                                       (330,347)
-------------------------------------------------------------------------
Net expenses                                                   10,970,463
-------------------------------------------------------------------------
Net investment income                                          32,909,727
-------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)               80,652,371
-------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)               (26,941,270)
-------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                    2,450,303
-------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)       931,496
-------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the year                              2,496,812
-------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts,
swap contracts and TBA sale commitments during the year       (32,209,037)
-------------------------------------------------------------------------
Net gain on investments                                        27,380,675
-------------------------------------------------------------------------
Net increase in net assets resulting from operations         $ 60,290,402
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



STATEMENT OF CHANGES IN NET ASSETS

PUTNAM ASSET ALLOCATION: CONSERVATIVE PORTFOLIO

                                                                                       Year ended September 30
                                                                               --------------------------------
                                                                                         2000              1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $ 32,909,727     $  21,901,750
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                      57,092,900        36,606,656
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                  (29,712,225)       11,216,752
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               60,290,402        69,725,158
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                       (14,757,033)      (13,105,936)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                        (5,637,499)       (4,776,576)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                        (1,576,843)       (1,480,210)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (866,030)         (677,682)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                        (5,258,551)       (1,861,346)
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                                --        (2,288,170)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                --          (833,945)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                --          (258,431)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                --          (118,317)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                --          (324,973)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                       (13,824,003)       (3,163,448)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                        (6,780,121)       (1,383,942)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                        (2,046,426)         (418,800)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (970,249)         (175,747)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                        (3,934,173)         (228,480)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                  65,333,749        99,357,554
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                       69,973,223       137,986,709

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 759,460,997       621,474,288
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $18,146,569 and $9,085,866, respectively)                              $829,434,220      $759,460,997
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

PUTNAM ASSET ALLOCATION: CONSERVATIVE PORTFOLIO
CLASS A
-----------------------------------------------------------------------------------------------------------
Per-share
operating performance                                          Year ended September 30
-----------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $10.40          $9.81         $10.61          $9.69          $9.19
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income                       .46(c)         .34(c)         .38(c)         .38(c)         .36
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  .37            .73           (.45)          1.22            .68
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                       .83           1.07           (.07)          1.60           1.04
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net
investment income                          (.40)          (.34)          (.20)          (.35)          (.36)
-----------------------------------------------------------------------------------------------------------
In excess of net investment income           --           (.06)            --             --             --
-----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.38)          (.08)          (.43)          (.33)          (.18)
-----------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                          --             --           (.10)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.78)          (.48)          (.73)          (.68)          (.54)
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $10.45         $10.40          $9.81         $10.61          $9.69
-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     8.18          11.05           (.69)         17.26          11.73
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $406,224       $373,313       $367,806       $295,239       $106,933
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  1.25           1.31           1.39           1.38           1.47
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  4.37           3.25           3.67           3.74           4.08
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   276.48         165.48         203.19         219.44         183.67
-----------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

PUTNAM ASSET ALLOCATION: CONSERVATIVE PORTFOLIO
CLASS B
-----------------------------------------------------------------------------------------------------------
Per-share
operating performance                                          Year ended September 30
-----------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $10.37          $9.78         $10.57          $9.66          $9.16
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income                       .37(c)         .26(c)         .30(c)         .30(c)         .29
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  .38            .73           (.43)          1.22            .68
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                       .75            .99           (.13)          1.52            .97
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net
investment income                          (.32)          (.26)          (.13)          (.28)          (.29)
-----------------------------------------------------------------------------------------------------------
In excess of net investment income           --           (.06)            --             --             --
-----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.38)          (.08)          (.43)          (.33)          (.18)
-----------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                          --             --           (.10)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.70)          (.40)          (.66)          (.61)          (.47)
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $10.42         $10.37          $9.78         $10.57          $9.66
-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     7.40          10.29          (1.32)         16.36          10.96
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $153,985       $187,112       $162,807       $138,457        $94,954
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  2.00           2.06           2.14           2.13           2.22
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  3.57           2.50           2.92           2.97           3.33
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   276.48         165.48         203.19         219.44         183.67
-----------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

PUTNAM ASSET ALLOCATION: CONSERVATIVE PORTFOLIO
CLASS C
-----------------------------------------------------------------------------------------------------------
Per-share
operating performance                                          Year ended September 30
-----------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $10.34          $9.75         $10.56          $9.64          $9.15
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income                       .36(c)         .26(c)         .30(c)         .29(c)         .30
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  .39            .74           (.45)          1.24            .66
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                       .75           1.00           (.15)          1.53            .96
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net
investment income                          (.32)          (.26)          (.13)          (.28)          (.29)
-----------------------------------------------------------------------------------------------------------
In excess of net investment income           --           (.07)            --             --             --
-----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.38)          (.08)          (.43)          (.33)          (.18)
-----------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                          --             --           (.10)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.70)          (.41)          (.66)          (.61)          (.47)
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $10.39         $10.34          $9.75         $10.56          $9.64
-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     7.39          10.34          (1.51)         16.52          10.86
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $41,846        $58,831        $45,740        $29,032        $16,326
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  2.00           2.06           2.14           2.13           2.22
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  3.51           2.50           2.93           2.96           3.30
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   276.48         165.48         203.19         219.44         183.67
-----------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

PUTNAM ASSET ALLOCATION: CONSERVATIVE PORTFOLIO
CLASS M
-----------------------------------------------------------------------------------------------------------
Per-share
operating performance                                          Year ended September 30
-----------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $10.37          $9.78         $10.59          $9.67          $9.18
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income                       .40(c)         .29(c)         .33(c)         .32(c)         .33
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  .38            .73           (.46)          1.24            .66
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                       .78           1.02           (.13)          1.56            .99
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net
investment income                          (.35)          (.29)          (.15)          (.31)          (.32)
-----------------------------------------------------------------------------------------------------------
In excess of net investment income           --           (.06)            --             --             --
-----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.38)          (.08)          (.43)          (.33)          (.18)
-----------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                          --             --           (.10)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.73)          (.43)          (.68)          (.64)          (.50)
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $10.42         $10.37          $9.78         $10.59          $9.67
-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     7.66          10.56          (1.27)         16.80          11.17
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $24,869        $29,373        $18,868        $12,689         $4,622
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  1.75           1.81           1.89           1.88           1.96
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  3.82           2.77           3.17           3.19           3.60
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   276.48         165.48         203.19         219.44         183.67
-----------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

PUTNAM ASSET ALLOCATION: CONSERVATIVE PORTFOLIO
CLASS Y
-----------------------------------------------------------------------------------------------------------
Per-share
operating performance                                          Year ended September 30
-----------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $10.42          $9.82         $10.62          $9.69          $9.19
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income                       .51(c)         .36(c)         .41(c)         .40(c)         .38
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  .35            .75           (.45)          1.23            .68
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                       .86           1.11           (.04)          1.63           1.06
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net
investment income                          (.43)          (.36)          (.23)          (.37)          (.38)
-----------------------------------------------------------------------------------------------------------
In excess of net investment income           --           (.07)            --             --             --
-----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             (.38)          (.08)          (.43)          (.33)          (.18)
-----------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                          --             --           (.10)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.81)          (.51)          (.76)          (.70)          (.56)
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $10.47         $10.42          $9.82         $10.62          $9.69
-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                     8.43          11.42           (.44)         17.62          11.99
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $202,510       $110,831        $26,253        $18,760         $6,025
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  1.00           1.06           1.14           1.13           1.22
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  4.84           3.50           3.93           3.96           4.45
-----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   276.48         165.48         203.19         219.44         183.67
-----------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
September 30, 2000

Note 1
Significant Accounting Policies

Putnam Asset Allocation Funds (the "trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of shares of beneficial interest. The trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively.

The funds each offer class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of a fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. See Sections F, G, H, I, J and K of Note 1 with respect to valuation of forward currency contracts, futures and options contracts, swap contracts, TBA purchase commitments and TBA sale commitments.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The funds, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities in excess of maturity value is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The funds may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the funds is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Interest rate swap contracts The funds may engage in interest rate swap agreements, which are agreements between two parties to exchange cash flows based on a notional amount. The funds may enter into interest rate swap agreements, to change the fund's exposure to interest rates. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Net payments are included as part of interest income. Payments received or made at the end of the measurement period are recorded as income. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

I) Equity swap contracts The funds may engage in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. To manage its exposure to equity markets the fund may enter into equity swap agreements, which involve a commitment by one party to pay interest in exchange for a market-linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

J) TBA purchase commitments The funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the funds may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the funds will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

K) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the funds deliver securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

L) Line of credit The funds have entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended September 30, 2000, the fund had no borrowings against the line of credit.

M) Federal taxes It is the policy of the funds to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

N) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, organization costs, nontaxable dividends, defaulted bond interest, paydown gains and losses on mortgage-backed securities, market discount, interest on payment-in-kind securities, unrealized and realized gains and losses on passive foreign investment companies, book accretion/amortization adjustment, unrealized gains and losses on certain futures contracts, and income on swap contracts. Reclassifications are made to each fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. Reclassifications for the year ended September 30, 2000 were as follows:

Undistributed Net Investment Income
---------------------------------------------------------------------------
Growth Portfolio                                                (11,492,339)
---------------------------------------------------------------------------
Balanced Portfolio                                                  295,042
---------------------------------------------------------------------------
Conservative Portfolio                                            4,246,932
---------------------------------------------------------------------------

Accumulated Net Realized Gain
---------------------------------------------------------------------------
Growth Portfolio                                                 11,111,477
---------------------------------------------------------------------------
Balanced Portfolio                                               (2,861,265)
---------------------------------------------------------------------------
Conservative Portfolio                                           (4,965,971)
---------------------------------------------------------------------------

Additional Paid-in Capital
---------------------------------------------------------------------------
Growth Portfolio                                                    380,862
---------------------------------------------------------------------------
Balanced Portfolio                                                2,566,223
---------------------------------------------------------------------------
Conservative Portfolio                                              719,039
---------------------------------------------------------------------------

O) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the funds. Such fee is based on the following annual rates: 0.700% of the first $500 million of average net assets of each fund, 0.600% of the next $500 million, 0.550% of the next $500 million, 0.500% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.440% of the next $5 billion and 0.430% thereafter.

The trust reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for each fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of a fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At September 30, 2000, the amount payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

For the year ended September 30, 2000, fund expenses were reduced by $661,336, $875,852 and $330,347 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the funds receives an annual Trustee fee, of which $1,620, $2,373 and $880 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

Each fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Each of the funds has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the funds at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the year ended September 30, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $630,191 and $44,839 from the sale of class A and class M shares, respectively, and received $1,830,689 and $71,245 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended September 30, 2000, Putnam Retail Management, Inc., acting as underwriter received $49,138 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended September 30, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments were as follows:

                                                U.S. Government Obligations
---------------------------------------------------------------------------
                                           Purchases               Sales
---------------------------------------------------------------------------
Growth Portfolio                          $209,140,840        $227,284,354
---------------------------------------------------------------------------
Balanced Portfolio                        $391,101,158        $432,019,062
---------------------------------------------------------------------------
Conservative Portfolio                    $428,728,191        $360,992,572
---------------------------------------------------------------------------

                                                           Other Securities
---------------------------------------------------------------------------
                                           Purchases               Sales
---------------------------------------------------------------------------
Growth Portfolio                        $2,784,945,151      $2,801,558,348
---------------------------------------------------------------------------
Balanced Portfolio                      $3,517,067,819      $3,454,039,534
---------------------------------------------------------------------------
Conservative Portfolio                  $1,352,031,771      $1,543,674,242
---------------------------------------------------------------------------

Note 4
Capital shares

At September 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                    Year ended September 30
---------------------------------------------------------------------------
Class A                                                                2000
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 23,511,972        $348,642,136
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                5,418,462          78,946,976
---------------------------------------------------------------------------
Shares repurchased                         (18,746,126)       (278,308,268)
---------------------------------------------------------------------------
Net increase                                10,184,308        $149,280,844
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class A                                                                1999
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 18,752,326        $258,495,329
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,462,109          18,875,831
---------------------------------------------------------------------------
Shares repurchased                         (25,108,226)       (349,190,266)
---------------------------------------------------------------------------
Net decrease                                (4,893,791)       $(71,819,106)
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class B                                                                2000
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,185,249        $134,563,252
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,565,212          51,303,344
---------------------------------------------------------------------------
Shares repurchased                         (12,991,443)       (189,359,843)
---------------------------------------------------------------------------
Net decrease                                  (240,982)       $ (3,493,247)
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class B                                                                1999
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,079,466         $81,965,810
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  703,237           8,980,332
---------------------------------------------------------------------------
Shares repurchased                          (6,754,966)        (91,948,806)
---------------------------------------------------------------------------
Net increase (decrease)                         27,737         $(1,002,664)
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class C                                                                2000
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,539,220         $51,144,368
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  764,712          10,904,790
---------------------------------------------------------------------------
Shares repurchased                          (2,056,451)        (29,960,983)
---------------------------------------------------------------------------
Net increase                                 2,247,481         $32,088,175
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class C                                                                1999
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,904,307         $25,665,203
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  155,976           1,979,527
---------------------------------------------------------------------------
Shares repurchased                          (2,349,688)        (31,738,963)
---------------------------------------------------------------------------
Net decrease                                  (289,405)        $(4,094,233)
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class M                                                                2000
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,586,242         $23,158,133
---------------------------------------------------------------------------
Shares issued in
connections with
reinvestment of
distributions                                  471,258           6,786,113
---------------------------------------------------------------------------
Shares repurchased                          (1,552,473)        (23,441,390)
---------------------------------------------------------------------------
Net increase                                   505,027          $6,502,856
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class M                                                                1999
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,465,010         $19,502,042
---------------------------------------------------------------------------
Shares issued in
connections with
reinvestment of
distributions                                  110,711           1,414,889
---------------------------------------------------------------------------
Shares repurchased                          (1,647,545)        (22,770,812)
---------------------------------------------------------------------------
Net decrease                                   (71,824)        $(1,853,881)
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class Y                                                                2000
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 13,302,387        $199,863,338
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,170,148          46,414,115
---------------------------------------------------------------------------
Shares repurchased                          (9,725,995)       (145,724,691)
---------------------------------------------------------------------------
Net increase                                 6,746,540        $100,552,762
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class Y                                                                1999
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 15,271,247        $214,959,955
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  530,451           6,879,074
---------------------------------------------------------------------------
Shares repurchased                          (6,244,410)        (87,204,382)
---------------------------------------------------------------------------
Net increase                                 9,557,288        $134,634,647
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class A                                                                2000
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 57,452,184        $739,305,555
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                6,926,557          87,295,477
---------------------------------------------------------------------------
Shares repurchased                         (29,463,927)       (378,626,634)
---------------------------------------------------------------------------
Net increase                                34,914,814        $447,974,398
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class A                                                                1999
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 26,789,898        $319,446,022
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,657,991          31,312,005
---------------------------------------------------------------------------
Shares repurchased                         (37,757,615)       (455,952,183)
---------------------------------------------------------------------------
Net decrease                                (8,309,726)      $(105,194,156)
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class B                                                                2000
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,951,479        $127,026,445
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,669,339          45,855,574
---------------------------------------------------------------------------
Shares repurchased                         (17,484,194)       (222,981,859)
---------------------------------------------------------------------------
Net decrease                                (3,863,376)       $(50,099,840)
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class B                                                                1999
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  8,301,654         $98,580,466
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of distributions                1,124,391          13,101,703
---------------------------------------------------------------------------
Shares repurchased                          (9,541,695)       (113,931,558)
---------------------------------------------------------------------------
Net decrease                                  (115,650)        $(2,249,389)
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class C                                                                2000
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,703,078         $46,890,743
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  799,922           9,936,053
---------------------------------------------------------------------------
Shares repurchased                          (3,307,882)        (41,913,489)
---------------------------------------------------------------------------
Net increase                                 1,195,118         $14,913,307
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class C                                                                1999
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,361,616         $40,015,780
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  223,409           2,591,926
---------------------------------------------------------------------------
Shares repurchased                          (2,611,861)        (31,143,056)
---------------------------------------------------------------------------
Net increase                                   973,164         $11,464,650
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class M                                                                2000
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,210,703         $28,538,940
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  466,033           5,851,602
---------------------------------------------------------------------------
Shares repurchased                          (2,669,974)        (34,278,023)
---------------------------------------------------------------------------
Net increase                                     6,762            $112,519
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class M                                                                1999
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,910,023         $22,711,244
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  152,511           1,789,141
---------------------------------------------------------------------------
Shares repurchased                          (1,823,486)        (22,015,241)
---------------------------------------------------------------------------
Net increase                                   239,048          $2,485,144
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class Y                                                                2000
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 20,458,616        $260,542,598
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,619,327          45,615,289
---------------------------------------------------------------------------
Shares repurchased                         (12,560,109)       (161,703,337)
---------------------------------------------------------------------------
Net increase                                11,517,834        $144,454,550
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class Y                                                                1999
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 18,714,733        $226,860,733
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  830,901           9,859,556
---------------------------------------------------------------------------
Shares repurchased                          (6,417,534)        (77,593,493)
---------------------------------------------------------------------------
Net increase                                13,128,100        $159,126,796
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class A                                                                2000
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 25,168,746        $262,460,869
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,701,861          28,125,681
---------------------------------------------------------------------------
Shares repurchased                         (24,892,439)       (258,018,559)
---------------------------------------------------------------------------
Net increase                                 2,978,168        $ 32,567,991
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class A                                                                1999
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 15,911,751        $164,942,186
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,771,466          18,189,578
---------------------------------------------------------------------------
Shares repurchased                         (19,288,553)       (200,954,773)
---------------------------------------------------------------------------
Net decrease                                (1,605,336)       $(17,823,009)
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class B                                                                2000
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,119,134        $ 32,439,091
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,068,376          11,090,655
---------------------------------------------------------------------------
Shares repurchased                          (7,455,256)        (77,580,404)
---------------------------------------------------------------------------
Net decrease                                (3,267,746)       $(34,050,658)
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class B                                                                1999
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,648,804         $48,054,330
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  607,685           6,213,353
---------------------------------------------------------------------------
Shares repurchased                          (3,853,643)        (39,855,674)
---------------------------------------------------------------------------
Net increase                                 1,402,846         $14,412,009
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class C                                                                2000
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    986,097        $ 10,245,806
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  317,930           3,290,989
---------------------------------------------------------------------------
Shares repurchased                          (2,966,838)        (30,834,984)
---------------------------------------------------------------------------
Net decrease                                (1,662,811)       $(17,298,189)
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class C                                                                1999
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,910,586         $30,014,096
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  187,718           1,916,327
---------------------------------------------------------------------------
Shares repurchased                          (2,098,944)        (21,792,052)
---------------------------------------------------------------------------
Net increase                                   999,360         $10,138,371
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class M                                                                2000
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    610,265         $ 6,363,506
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  174,583           1,810,827
---------------------------------------------------------------------------
Shares repurchased                          (1,231,179)        (12,969,309)
---------------------------------------------------------------------------
Net decrease                                  (446,331)        $(4,794,976)
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class M                                                                1999
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,447,538         $14,991,909
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   92,868             950,726
---------------------------------------------------------------------------
Shares repurchased                            (635,492)         (6,614,546)
---------------------------------------------------------------------------
Net increase                                   904,914         $ 9,328,089
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class Y                                                                2000
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 14,340,881        $147,912,331
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  878,911           9,192,724
---------------------------------------------------------------------------
Shares repurchased                          (6,523,605)        (68,195,474)
---------------------------------------------------------------------------
Net increase                                 8,696,187        $ 88,909,581
---------------------------------------------------------------------------

                                                    Year ended September 30
---------------------------------------------------------------------------
Class Y                                                                1999
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 11,982,451        $124,630,096
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  233,490           2,414,799
---------------------------------------------------------------------------
Shares repurchased                          (4,250,057)        (43,742,801)
---------------------------------------------------------------------------
Net increase                                 7,965,884        $ 83,302,094
---------------------------------------------------------------------------


FEDERAL TAX INFORMATION
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $202,135,967, $175,245,568 and $22,383,192 for
Growth, Balanced, and Conservative, respectively, as capital gain, for its taxable year ended September 30, 2000.

The fund has designated 4.27%, 7.05%, and 3.35% for Growth, Balanced, and Conservative, respectively, of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar year 2000.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

William J. Landes
Vice President and Fund Manager

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

Not FDIC Insured, May Lose Value, No Bank Guarantee


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN060-65461  250/259/264  11/00


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam  Asset Allocation Funds, Growth Portfolio
Supplement to Annual Report dated September 30, 2000

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A , B, C, and M shares, which are discussed more extensively in the Semiannual Report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return                                     NAV

Twelve months ended 9/30/00
9/30/99-9/30/00                                13.14%

5 years (Cumulative)                          100.03%
5 years (Annualized)                           14.87%

Life (annualized)
2/8/94-9/30/00                                 14.09%
----------------------------------------------------------------------------
Share value                                      NAV

2/8/94 (Inception date)                         $8.50
9/30/99                                        $14.44
9/30/00                                        $14.58
----------------------------------------------------------------------------
Distributions           No.      Income         Capital gains        Total
                                               Short      Long
9/30/99 to 9/30/00       1       $0.199       $0.318     $1.247     $1.764
----------------------------------------------------------------------------
Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full Semiannual Report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam  Asset Allocation Funds, Balanced  Portfolio
Supplement to Annual Report dated September 30, 2000

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A , B, C, and M shares, which are discussed more extensively in the Semiannual Report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return                                     NAV

Twelve months ended 9/30/00
9/30/99-9/30/00                                16.15%

5 years (Cumulative)                           93.28%
5 years (Annualized)                           14.09%

Life (annualized)
2/7/94-9/30/00                                 13.11%
----------------------------------------------------------------------------
Share value                                      NAV

2/7/94 (Inception date)                         $8.50
9/30/99                                        $12.29
9/30/00                                        $13.00
----------------------------------------------------------------------------
Distributions           No.      Income         Capital gains        Total
                                               Short      Long
9/30/99 to 9/30/00       4       $0.289       $0.126     $0.805     $1.220
----------------------------------------------------------------------------
Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full Semiannual Report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam  Asset Allocation Funds, Conservative Portfolio
Supplement to Annual Report dated September 30, 2000

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the Semiannual Report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return                                     NAV

Twelve months ended 9/30/00
9/30/99-9/30/00                                 8.43%

5 years (Cumulative)                           58.45%
5 years (Annualized)                            9.64%

Life (annualized)
2/7/94-9/30/00                                  9.13%
----------------------------------------------------------------------------
Share value                                      NAV

2/7/94 (Inception date)                         $8.50
9/30/99                                        $10.42
9/30/00                                        $10.47
----------------------------------------------------------------------------
Distributions           No.      Income         Capital gains        Total
                                               Short      Long
9/30/99 to 9/30/00       9       $0.428       $0.088     $0.295      $0.811
----------------------------------------------------------------------------
Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full Semiannual Report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.